Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) January 31, 2020

Investments	Shares	Value ($000)

LONG POSITIONS - 95.4%

COMMON STOCKS - 36.0%

Aerospace & Defense - 0.3%
Boeing Co. (The)	270	86
HEICO Corp., Class A	2,250	216
Hexcel Corp.	1,300	97
		399
Airlines - 0.0%(a)
American Airlines Group, Inc.	623	17
American Airlines Group, Inc. Escrow*(b)	14,383	2
		19
Auto Components - 0.1%
Aptiv plc	1,055	90
Delphi Technologies plc*	2,100	32
		122
Automobiles - 0.1%
General Motors Co.	4,268	142

Banks - 0.8%
Bank of America Corp.	3,371	111
BankUnited, Inc.(c)	9,719	321
BNP Paribas SA (France)	2,265	121
Citigroup, Inc.	2,478	184
JPMorgan Chase & Co.	1,257	166
Revere Bank*	900	32
Societe Generale SA (France)	580	19
		954
Beverages - 0.4%
Coca-Cola Co. (The)	2,411	141
Craft Brew Alliance, Inc.*	5,100	84
Primo Water Corp.*	15,800	238
		463
Biotechnology - 0.8%
BioMarin Pharmaceutical, Inc.*	1,400	117
Grifols SA, ADR (Spain)	13,100	298
Ra Pharmaceuticals, Inc.*	10,500	492
		907
Building Products - 0.2%
Continental Building Products, Inc.*	6,300	233

Capital Markets - 0.7%
Anima Holding SpA (Italy)(d)	3,734	18
Blackstone Group, Inc. (The), Class A	2,525	154
Forum Merger II Corp., Class A*(c)	13,300	137
Ladenburg Thalmann Financial Services, Inc.	13,100	46
Morgan Stanley	2,242	117
Nebula Acquisition Corp., Class A*	13,198	141
TD Ameritrade Holding Corp.	2,400	114
VectoIQ Acquisition Corp.*	7,500	77
		804
Chemicals - 1.2%
Air Products & Chemicals, Inc.(c)(e)	2,526	603
Innophos Holdings, Inc.	2,200	70
OMNOVA Solutions, Inc.*(c)	34,673	351
RPM International, Inc.(c)(e)	4,531	323
		1,347
Commercial Services & Supplies - 0.8%
Advanced Disposal Services, Inc.*	12,400	408
Clean Harbors, Inc.*(c)	6,115	503
		911
Communications Equipment - 0.7%
Acacia Communications, Inc.*(c)	4,000	274
Cisco Systems, Inc.	2,825	130
Gilat Satellite Networks Ltd. (Israel)	9,100	86
Motorola Solutions, Inc.	1,543	273
		763
Construction & Engineering - 0.4%
Valmont Industries, Inc.(c)	3,381	480

Distributors - 0.7%
LKQ Corp.*(c)	24,827	811

Diversified Consumer Services - 0.5%
Regis Corp.*	19,175	298
ServiceMaster Global Holdings, Inc.*(e)	9,331	336
		634
Diversified Financial Services - 0.1%
Equitable Holdings, Inc.	6,291	151

Diversified Telecommunication Services - 0.8%
Zayo Group Holdings, Inc.*(c)	25,400	883

Electric Utilities - 1.1%
El Paso Electric Co.(c)	8,300	565
Evergy, Inc.	1,590	115
NextEra Energy, Inc.	2,070	555
		1,235
Electronic Equipment, Instruments & Components - 1.3%
Anixter International, Inc.*	850	83
API Group Corp. (British Virgin Islands)*(b)(d)(f)	6,800	80
AVX Corp.	5,300	107
Fitbit, Inc., Class A*(c)	38,500	251
KEMET Corp.	7,300	190
Tech Data Corp.*	5,750	828
		1,539
Entertainment - 0.2%
Cineplex, Inc. (Canada)	3,000	77
Walt Disney Co. (The)	1,143	158
		235
Equity Real Estate Investment Trusts (REITs) - 0.8%
Equinix, Inc.(c)	1,171	691
Liberty Property Trust	3,200	200
		891
Food & Staples Retailing - 0.2%
Cia Brasileira de Distribuicao, ADR (Brazil)*	1,424	28
Magnit PJSC, GDR (Russia)(d)	1,401	19
Wal-Mart de Mexico SAB de CV (Mexico)	17,152	50
X5 Retail Group NV, GDR (Russia)(d)	3,756	138
		235
Food Products - 0.5%
Nomad Foods Ltd. (United Kingdom)*(c)	28,530	576

Gas Utilities - 0.1%
AltaGas Canada, Inc. (Canada)	2,700	68

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Investments	Shares	Value ($000)
Health Care Equipment & Supplies - 1.7%
Danaher Corp.	3,237	521
Envista Holdings Corp.*	32,875	973
RTI Surgical Holdings, Inc.*	7,000	29
Wright Medical Group NV*(c)	11,500	347
Zimmer Biomet Holdings, Inc.	903	133
		2,003
Health Care Providers & Services - 1.0%
Centene Corp.*	15,886	998
Option Care Health, Inc.*(c)	15,900	67
Shanghai Pharmaceuticals Holding Co. Ltd., Class H (China)	11,195	21
Sinopharm Group Co. Ltd., Class H (China)	6,284	20
		1,106
Hotels, Restaurants & Leisure - 0.7%
Caesars Entertainment Corp.*(c)	38,700	529
Habit Restaurants, Inc. (The), Class A*	1,500	21
Stars Group, Inc. (The) (Canada)*(c)	12,485	298
		848
Household Durables - 0.4%
Lennar Corp., Class A	2,686	178
Lennar Corp., Class B(c)	4,387	231
		409
Household Products - 0.1%
Procter & Gamble Co. (The)	1,263	157

Independent Power and Renewable Electricity Producers - 0.3%
Pattern Energy Group, Inc., Class A	5,000	135
Vistra Energy Corp.	7,415	167
		302
Industrial Conglomerates - 0.0%(a)
Smiths Group plc (United Kingdom)	1,678	37

Insurance - 1.5%
AIA Group Ltd. (Hong Kong)(c)	27,900	277
American International Group, Inc.(c)(e)	9,940	500
Aon plc	680	150
Genworth Financial, Inc., Class A*	17,600	72
Health Insurance Innovations, Inc., Class A*	6,536	150
Progressive Corp. (The)	1,970	159
RSA Insurance Group plc (United Kingdom)	17,808	129
Syncora Holdings Ltd.*(c)	58,200	298
		1,735
Interactive Media & Services - 1.1%
Actua Corp.*(b)(f)	6,700	3
Alphabet, Inc., Class A*(c)	305	437
Baidu, Inc., ADR (China)*	340	41
Care.com, Inc.*	3,800	57
Facebook, Inc., Class A*(c)	2,128	430
Mail.Ru Group Ltd., GDR (Russia)*(d)	1,116	26
Tencent Holdings Ltd. (China)	5,954	284
Yandex NV, Class A (Russia)*	1,222	55
		1,333
Internet & Direct Marketing Retail - 1.9%
Alibaba Group Holding Ltd., ADR (China)*	2,167	448
Altaba, Inc.*(b)	49,406	1,072
Amazon.com, Inc.*(c)	94	189
Amazon.com, Inc.*	35	70
ASOS plc (United Kingdom)*	401	16
Booking Holdings, Inc.*(c)	71	130
eBay, Inc.	1,909	64
Expedia Group, Inc.	884	96
MercadoLibre, Inc. (Argentina)*	211	140
zooplus AG (Germany)*	76	7
		2,232
IT Services - 0.9%
Fiserv, Inc.*	1,704	202
InterXion Holding NV (Netherlands)*	800	70
Leidos Holdings, Inc.	1,273	128
PayPal Holdings, Inc.*(c)	1,909	217
Visa, Inc., Class A	873	174
Wirecard AG (Germany)	1,821	269
		1,060
Life Sciences Tools & Services - 0.6%
Gerresheimer AG (Germany)(c)	6,172	489
Pacific Biosciences of California, Inc.*	23,646	111
Thermo Fisher Scientific, Inc.	467	146
		746
Machinery - 1.2%
Caterpillar, Inc.	892	117
Dover Corp.(c)	4,334	494
Navistar International Corp.*	600	22
WABCO Holdings, Inc.*(c)	5,500	746
		1,379
Marine - 0.4%
Kirby Corp.*(c)	6,295	461

Media - 0.7%
Central European Media Enterprises Ltd., Class A (Czech Republic)*	16,100	72
Deluxe Television GmbH (Germany)*	16,063	51
Discovery, Inc., Class C*	3,900	108
iHeartMedia, Inc., Class A*	9,237	163
Loral Space & Communications, Inc.*(c)	4,585	148
Stroeer SE & Co. KGaA (Germany)(c)	3,160	252
Tribune Co. Litigation, Class 1C*(b)(f)	300,000	—
		794
Metals & Mining - 0.1%
Artemis Gold, Inc. (Canada)*	605	1
Conic Metals Corp. (Canada)*	11,300	3
Continental Gold, Inc. (Canada)*	20,800	86
Detour Gold Corp. (Canada)*	400	7
		97
Multiline Retail - 0.0%(a)
Hudson's Bay Co. (Canada)	6,700	55

Multi-Utilities - 0.1%
Dominion Energy, Inc.	1,444	124

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Investments	Shares	Value ($000)
Oil, Gas & Consumable Fuels - 1.0%
Battalion Oil Corp.*	4,530	50
Cheniere Energy, Inc.*	1,657	98
Falcon Minerals Corp.(c)	3,400	19
Phillips 66	1,434	131
Southcross Energy Partners LP*(b)	49,093	12
Tallgrass Energy LP, Class A	36,509	815
		1,125
Paper & Forest Products - 0.2%
Canfor Corp. (Canada)*(c)	24,900	224

Personal Products - 0.6%
elf Beauty, Inc.*(c)	28,521	447
Unilever NV (United Kingdom)	3,390	198
		645
Pharmaceuticals - 1.5%
Allergan plc(c)	6,600	1,232
Aralez Pharmaceuticals, Inc. (Canada)*(b)	345	—
Bristol-Myers Squibb Co.	2,250	142
Dermira, Inc.*	9,800	186
Dr Reddy's Laboratories Ltd., ADR (India)	1,131	49
Hikma Pharmaceuticals plc (Jordan)	2,851	69
Teva Pharmaceutical Industries Ltd., ADR (Israel)*	618	6
		1,684
Professional Services - 1.0%
Intertek Group plc (United Kingdom)	1,518	116
Intertrust NV (Netherlands)(d)	37,966	676
TriNet Group, Inc.*(c)	5,631	321
		1,113
Road & Rail - 0.6%
Canadian National Railway Co. (Canada)(c)	7,198	673

Semiconductors & Semiconductor Equipment - 1.4%
Cypress Semiconductor Corp.(c)	40,900	954
Mellanox Technologies Ltd.*(c)	5,400	653
		1,607
Software - 1.3%
Instructure, Inc.*	700	34
LogMeIn, Inc.	1,200	103
Microsoft Corp.	1,392	237
Ping Identity Holding Corp.*(c)	12,468	303
PTC, Inc.*(c)	8,429	701
salesforce.com, Inc.*	775	141
		1,519
Specialty Retail - 0.7%
Frasers Group plc (United Kingdom)*(c)	40,386	251
Pets at Home Group plc (United Kingdom)	7,750	29
Tiffany & Co.(c)	4,200	563
Toys R Us, Inc.*(b)	1,038	28
		871
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.(c)	871	270
Apple, Inc.(c)	732	226
Samsung Electronics Co. Ltd., GDR (South Korea)(d)	134	157
		653
Textiles, Apparel & Luxury Goods - 0.9%
Capri Holdings Ltd.*	1,663	50
G-III Apparel Group Ltd.*(c)	28,054	763
PVH Corp.	1,719	150
Tapestry, Inc.	2,733	70
		1,033
Trading Companies & Distributors - 0.5%
Aircastle Ltd.	300	10
Brenntag AG (Germany)	9,009	468
IMCD NV (Netherlands)	1,685	146
		624
Water Utilities - 0.1%
AquaVenture Holdings Ltd.*	6,300	170

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc.*	1,340	106

TOTAL COMMON STOCKS (Cost $39,524)		41,727

Investments	Principal Amount ($)	Value ($000)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.9%

CHC Commercial Mortgage Trust,
Series 2019-CHC, Class E, (ICE LIBOR USD 1 Month + 2.35%, 2.35% Floor), 4.03%, 6/15/2034(g)(h)	1,000,000	1,000
CHT Mortgage Trust,
Series 2017-CSMO, Class F, (ICE LIBOR USD 1 Month + 3.74%, 3.74% Floor), 5.42%, 11/15/2036(g)(h)	1,000,000	1,002
CORE Mortgage Trust,
Series 2019-CORE, Class F, (ICE LIBOR USD 1 Month + 2.35%, 2.35% Floor), 4.03%, 12/15/2031(g)(h)	1,100,000	1,100
Hawaii Hotel Trust,
Series 2019-MAUI, Class F, (ICE LIBOR USD 1 Month + 2.75%, 2.75% Floor), 4.43%, 5/15/2038(g)(h)	1,300,000	1,301
Hilton Orlando Trust,
Series 2018-ORL, Class E, (ICE LIBOR USD 1 Month + 2.65%, 2.65% Floor), 4.33%, 12/15/2034(g)(h)	1,500,000	1,503
Lone Star Portfolio Trust,
Series 2015-LSP, Class E, (ICE LIBOR USD 1 Month + 5.85%, 5.60% Floor), 7.53%, 9/15/2028(g)(h)	1,116,466	1,118
Palisades Center Trust,
Series 2016-PLSD, Class D, 4.74%, 4/13/2033(g)	1,000,000	972
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $8,057)		7,996

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Investments	Principal Amount ($)	Value ($000)
ASSET-BACKED SECURITIES - 6.8%

Catamaran CLO Ltd. (Cayman Islands),
Series 2015-1A, Class DR, (ICE LIBOR USD 3 Month + 2.80%), 4.60%, 4/22/2027(g)(h)	1,000,000	982
Series 2016-1A, Class C, (ICE LIBOR USD 3 Month + 3.85%), 5.67%, 1/18/2029(g)(h)	1,000,000	1,000
JP Morgan Mortgage Acquisition Trust,
Series 2007-CH1, Class AF6, 4.88%, 11/25/2036(i)	54,747	56
Midocean Credit CLO VII (Cayman Islands),
Series 2017-7A, Class D, (ICE LIBOR USD 3 Month + 3.88%), 5.71%, 7/15/2029(g)(h)	1,000,000	1,001
Mountain View CLO LLC (Cayman Islands),
Series 2017-1A, Class D, (ICE LIBOR USD 3 Month + 3.60%), 5.44%, 10/16/2029(g)(h)	1,000,000	993
New Residential Mortgage LLC,
Series 2018-FNT2, Class D, 4.92%, 7/25/2054(g)	816,951	823
Progress Residential Trust,
Series 2018-SFR3, Class E, 4.87%, 10/17/2035(g)	1,000,000	1,039
TICP CLO VI Ltd. (Cayman Islands),
Series 2016-6A, Class DR, (ICE LIBOR USD 3 Month + 3.30%, 3.30% Floor), 5.13%, 1/15/2029(g)(h)	1,000,000	990
WhiteHorse X Ltd. (Cayman Islands),
Series 2015-10A, Class DR, (ICE LIBOR USD 3 Month + 3.00%, 3.00% Floor), 4.84%, 4/17/2027(g)(h)	1,000,000	1,000
TOTAL ASSET-BACKED SECURITIES (Cost $7,902)		7,884

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.3%

Alternative Loan Trust,
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	753,114	762
Chase Mortgage Finance Trust,
Series 2007-A2, Class 3A2, 4.51%, 6/25/2035(j)	149,536	142
Citicorp Mortgage Securities Trust,
Series 2006-3, Class 1A10, 6.25%, 6/25/2036	1,081,232	1,116
Connecticut Avenue Securities Trust,
Series 2019-R02, Class 1M2, (ICE LIBOR USD 1 Month + 2.30%, 2.30% Floor), 3.96%, 8/25/2031(g)(h)	967,494	978
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2015-DN1, Class M3, (ICE LIBOR USD 1 Month + 4.15%), 5.81%, 1/25/2025(h)	526,827	550
FNMA Connecticut Avenue Securities,
Series 2016-C05, Class 2M2, (ICE LIBOR USD 1 Month + 4.45%, 4.45% Floor), 6.11%, 1/25/2029(h)	807,606	855
Series 2017-C02, Class 2M2, (ICE LIBOR USD 1 Month + 3.65%), 5.31%, 9/25/2029(h)	1,480,000	1,564
MASTR Alternative Loan Trust,
Series 2004-10, Class 4A1, 6.00%, 9/25/2019	22,396	23
RFMSI Series Trust,
Series 2006-S12, Class 3A4, 5.75%, 12/25/2036	872,811	875
WaMu Mortgage Pass-Through Certificates Trust,
Series 2004-S1, Class 1A11, 5.50%, 3/25/2034	65,533	67
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2005-1, Class 1A1, 5.50%, 3/25/2035	308,998	315
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,165)		7,247

LOAN ASSIGNMENTS - 1.6%

Chemicals - 0.1%
Unifrax, 2nd Lien Term Loan,
(ICE LIBOR USD 3 Month + 8.50%), 10.39%, 11/5/2026(h)	92,000	83

Commercial Services & Supplies - 0.2%
PSC Industrial Holdings Corp., 2nd Lien Term Loan,
(ICE LIBOR USD 1 Month + 8.50%), 10.18%, 10/11/2025(b)(h)	218,000	209

Communications Equipment - 0.0%(a)
4L Holdings Corp., Term Loan B,
(ICE LIBOR USD 1 Month + 6.50%), 8.30%, 5/8/2020(h)	180,879	57

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Investments	Principal Amount ($)	Value ($000)
Energy Equipment & Services - 0.2%
Seadrill Operating LP, Term Loan B,
(ICE LIBOR USD 3 Month + 6.00%), 7.94%, 2/21/2021(h)	379,278	178

Household Durables - 0.1%
Traeger Pellet Grills LLC, 2nd Lien Term Loan,
(ICE LIBOR USD 1 Month + 8.50%), 10.28%, 9/25/2025(h)	114,000	105

Insurance - 0.1%
Confie Seguros Holding, Term Loan,
(ICE LIBOR USD 3 Month + 8.50%), 10.41%, 12/30/2024(b)(h)	140,000	132

Media - 0.2%
Deluxe Entertainment Services Group, 1st Lien Term Loan,
(ICE LIBOR USD 6 Month + 6.50%), 8.44%, 11/14/2025(b)(h)	128,225	132
Deluxe Entertainment Services Group, 2nd Lien Term Loan,
(ICE LIBOR USD 6 Month + 8.50%), 10.44%, 11/14/2025(h)	137,915	103
		235
Oil, Gas & Consumable Fuels - 0.7%
McDermott International, Inc., Term Loan,
(ICE LIBOR USD 3 Month + 5.00%), 6.94%, 5/9/2025(h)	351,900	216
McDermott Technology Americas, Inc., Term Loan,
(ICE LIBOR USD 6 Month + 10.00%; ICE LIBOR USD 12 Month + 10.00%), 7.37%, 10/21/2021(h)(k)	524,065	566
		782
Specialty Retail - 0.0%(a)
Toys R Us Mezzanine Loan, Term Loan,
(ICE LIBOR USD 6 Month + 12.50%), 12.50%, 3/8/2023(b)(h)	1,419	1
Toys R Us, Term Loan,
(ICE LIBOR USD 6 Month + 8.75%), 8.75%, 3/8/2023(b)(h)	1,852	2
		3

Investments	Principal Amount ($)	Value ($000)
Water Utilities - 0.0%(a)
Innovative Water Care, 1st Lien Term Loan,
(ICE LIBOR USD 3 Month + 5.00%), 6.94%, 12/30/2024(h)	67,490	54

TOTAL LOAN ASSIGNMENTS (Cost $2,113)		1,838

Investments	No. of Warrants	Value ($000)
WARRANTS - 0.2%

Capital Markets - 0.0%(a)
FinTech Acquisition Corp. III, expiring 12/1/2023*(b)(f)	1,767	14
Forum Merger II Corp., expiring 9/30/2025*	9,700	5
Nebula Acquisition Corp., expiring 1/12/2023*	2,366	4
VectoIQ Acquisition Corp., expiring 6/11/2023*	6,400	4
		27

Electronic Equipment, Instruments & Components - 0.0%(a)
API Group Corp., expiring 9/7/2027*(b)(f)	9,800	7

Energy Equipment & Services - 0.0%(a)
US Well Services, Inc., expiring 11/9/2023*	21,837	3

Oil, Gas & Consumable Fuels - 0.2%
Southcross Energy Partners LP, expiring 12/31/2029*(b)	303,095	242

TOTAL WARRANTS (Cost $302)		279

Investments	No. of Rights	Value ($000)

RIGHTS - 0.2%

Biotechnology - 0.2%
Achillion Pharmaceuticals, Inc., CVR*(b)	23,300	12
Alder Biopharmaceuticals, Inc., CVR*(b)	35,400	32
Ambit Biosciences Corp. (Daichi Sankyo Co. Ltd.), CVR*(b)(f)	70,000	142
Clementia Pharmaceuticals, Inc., CVR (Canada)*(b)(f)	3,200	4
Tobira Therapeutics, Inc., CVR*(b)(f)	6,900	–
		190
Chemicals - 0.0%(a)
A Schulman, Inc., CVR*(b)(f)	9,200	5

Media - 0.0%(a)
Media General, Inc., CVR*(b)(f)	76,116	—

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Investments	No. of Rights	Value ($000)
Metals & Mining - 0.0%(a)
Pan American Silver Corp., CVR (Canada)*	35,500	23

Pharmaceuticals - 0.0%(a)
Bristol-Myers Squibb Co., CVR*	11,582	40
Dova Pharmaceuticals, Inc., CVR*(b)	8,800	5
Elanco Animal Health, Inc., CVR*(b)	15,100	1
Omthera Pharmaceuticals, Inc. (AstraZeneca plc), CVR (United Kingdom)*(b)(f)	100	—
		46
TOTAL RIGHTS (Cost $53)		264

Investments	Principal Amount ($)	Value ($000)

CONVERTIBLE PREFERRED STOCKS - 0.1%

Diversified Telecommunication Services - 0.1%
Cincinnati Bell, Inc.,
Series B, 6.75%, 3/6/2020(l) (Cost $52)	1,100	54

Investments	Shares	Value ($000)

PREFERRED STOCKS - 0.0%(a)

Diversified Telecommunication Services - 0.0%(a)
GCI Liberty, Inc., Series A, 7.00%, 3/10/2039(l)
(Cost $35)	1,860	50

Investments	Principal Amount ($)	Value ($000)

CORPORATE BONDS - 0.0%(a)

Independent Power and Renewable Electricity Producers - 0.0%(a)
GenOn Energy, Inc.,
9.50%, 10/15/2018(b)(f)(m)	354,000	—
9.88%, 10/15/2020(b)(f)(m)	1,655,000	—
		—
Media - 0.0%(a)
iHeartCommunications, Inc.,
0.00%, 12/15/2029(b)(f)(m)	865,000	—

TOTAL CORPORATE BONDS (Cost $—)		—

Investments	Shares	Value ($000)

SHORT-TERM INVESTMENTS - 37.3%

INVESTMENT COMPANIES - 37.3%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio Institutional Class, 1.44%(c)(n) (Cost $43,334)	43,333,733	43,334

TOTAL LONG POSITIONS (Cost $108,537)		110,673

SHORT POSITIONS - (5.0)%(o)

COMMON STOCKS - (5.0)%

Aerospace & Defense - (0.2)%
HEICO Corp.	(1,800)	(220)

Auto Components - (0.0)%(a)
BorgWarner, Inc.	(725)	(25)

Automobiles - (0.0)%(a)
Tesla, Inc.*	(83)	(54)

Banks - (0.8)%
Canadian Imperial Bank of Commerce (Canada)	(1,830)	(149)
HSBC Holdings plc (United Kingdom)	(17,190)	(125)
Royal Bank of Canada (Canada)	(1,990)	(157)
Royal Bank of Scotland Group plc (United Kingdom)	(15,845)	(46)
Sandy Spring Bancorp, Inc.	(945)	(33)
Standard Chartered plc (United Kingdom)	(14,439)	(120)
Svenska Handelsbanken AB, Class A (Sweden)	(5,253)	(52)
Swedbank AB, Class A (Sweden)	(8,150)	(126)
Wells Fargo & Co.	(2,288)	(107)
		(915)
Beverages - (0.1)%
Cott Corp.	(8,673)	(133)

Biotechnology - (0.4)%
AbbVie, Inc.	(6,067)	(492)

Building Products - (0.1)%
Trex Co., Inc.*	(969)	(95)

Capital Markets - (0.2)%
Charles Schwab Corp. (The)	(2,599)	(118)
Franklin Resources, Inc.	(5,164)	(131)
		(249)
Chemicals - (0.1)%
International Flavors & Fragrances, Inc.	(820)	(107)

Consumer Finance - (0.1)%
Credit Acceptance Corp.*	(180)	(77)

Diversified Consumer Services - (0.3)%
Adtalem Global Education, Inc.*	(4,127)	(143)
Perdoceo Education Corp.*	(4,747)	(84)
Strategic Education, Inc.	(523)	(85)
		(312)
Electrical Equipment - (0.1)%
Acuity Brands, Inc.	(838)	(99)

Entertainment - (0.1)%
Netflix, Inc.*	(214)	(74)

Equity Real Estate Investment Trusts (REITs) - (0.2)%
Prologis, Inc.	(2,154)	(200)
Simon Property Group, Inc.	(517)	(69)
		(269)
Health Care Equipment & Supplies - (0.0)%(a)
Align Technology, Inc.*	(167)	(43)

Health Care Providers & Services - (0.9)%
Centene Corp.*	(15,886)	(998)

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Investments	Shares	Value ($000)
Hotels, Restaurants & Leisure - (0.2)%
Eldorado Resorts, Inc.*	(3,434)	(205)

Household Durables - (0.2)%
Lennar Corp., Class A	(3,503)	(232)

Household Products - (0.0)%(a)
Clorox Co. (The)	(405)	(64)

Industrial Conglomerates - (0.1)%
3M Co.	(994)	(158)

Insurance - (0.1)%
Trupanion, Inc.*	(2,914)	(93)

Interactive Media & Services - (0.0)%(a)
Zillow Group, Inc., Class C*	(1,234)	(57)

IT Services - (0.2)%
Alliance Data Systems Corp.	(763)	(78)
Square, Inc., Class A*	(1,507)	(113)
		(191)
Machinery - (0.1)%
Cummins, Inc.	(570)	(91)

Media - (0.2)%
Discovery, Inc., Class A*	(2,632)	(77)
Omnicom Group, Inc.	(1,449)	(109)
		(186)
Metals & Mining - (0.0)%(a)
Kirkland Lake Gold Ltd. (Canada)	(174)	(7)

Multiline Retail - (0.1)%
Canadian Tire Corp. Ltd., Class A (Canada)	(1,512)	(162)

Oil, Gas & Consumable Fuels - (0.1)%
Exxon Mobil Corp.	(1,685)	(105)

Wireless Telecommunication Services - (0.1)%
SoftBank Group Corp., ADR (Japan)	(4,194)	(86)

TOTAL COMMON STOCKS (Proceeds $(5,395))		(5,799)

TOTAL SHORT POSITIONS (Proceeds $(5,395))		(5,799)

Total Investments - 90.4% (Cost $103,142)		104,874
Other Assets Less Liabilities - 9.6%(p)		11,182
Net Assets - 100.0%		116,056

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets of the Fund.
(b)	Value determined using significant unobservable inputs.
(c)	All or a portion of this security is segregated in connection with obligations for futures, swaps, options written, and/or forward foreign currency contracts with a total value of approximately $60,093,000.
(d)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. At January 31, 2020, the total value of these securities amounted to approximately $1,114,000, which represents 1.0% of net assets of the Fund.
(e)	All or a portion of this security is pledged with the custodian for securities sold short and/or options written.
(f)	Security fair valued as of January 31, 2020, in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2020, amounted to approximately $255,000, which represents 0.2% of net assets of the Fund.
(g)	Securities were purchased or sold short under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2020, these securities amounted to approximately $16,802,000 of long positions, which represents 14.5% of net assets of the Fund.
(h)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2020, and changes periodically.
(i)	Step bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of January 31, 2020.
(j)	Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2020.
(k)	The stated interest rate represents the weighted average interest rate at January 31, 2020, of the underlying contracts within the Loan Assignment. Interest rates on the underlying contracts are primarily determined by reference to the indicated base lending rate and spread, which are indicated in the security description, and the reset period, which is generally weekly, monthly or quarterly.
(l)	Perpetual security. The rate reflected was the rate in effect on January 31, 2020. The maturity date reflects the next call date.
(m)	Defaulted security.
(n)	Represents 7-day effective yield as of January 31, 2020.
(o)	At January 31, 2020, the Fund had approximately $4,850,000 deposited in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short.
(p)	Includes the impact of the Fund’s open positions in derivatives at January 31, 2020.

Abbreviations
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligations
CVR	Contingent Value Rights
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company
SA	Société Anonyme
SpA	Società per Azioni
USD	United States Dollar

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Derivative Instruments

Futures contracts ("futures")

At January 31, 2020, open positions in futures for the Fund were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
CAC 40 10 Euro Index	2	2/2020	$128,739	$(6,114)
Hang Seng Index	1	2/2020	168,883	(10,132)
HSCEI	1	2/2020	65,988	(4,481)
MSCI Singapore Index	1	2/2020	26,693	(913)
MSCI Taiwan Index	4	2/2020	176,240	(3,790)
OMXS30 Index	5	2/2020	92,813	(778)
SGX FTSE China A50 Index	3	2/2020	38,497	(2,969)
SGX NIFTY 50 Index	3	2/2020	71,922	(1,104)
Sugar No. 11	15	2/2020	245,448	5,459
Australia 10 Year Bond	10	3/2020	989,955	2,076
Australia 3 Year Bond	41	3/2020	3,183,187	5,121
Canada 10 Year Bond	2	3/2020	214,856	4,241
Canada 10 Year Bond	9	3/2020	966,851	8,999
Cocoa	5	3/2020	138,850	3,643
Cotton No. 2	1	3/2020	33,750	(1,088)
EURO STOXX 50 Index	4	3/2020	161,433	(4,195)
Euro-Bobl	8	3/2020	1,197,419	2,904
Euro-BTP	3	3/2020	492,518	6,181
Euro-Bund	4	3/2020	776,512	11,890
Euro-Bund	7	3/2020	1,358,897	10,824
Euro-Buxl	2	3/2020	467,797	12,649
Euro-OAT	2	3/2020	370,911	6,781
Euro-OAT	4	3/2020	741,821	5,732
Foreign Exchange USD/NOK	1	3/2020	99,825	373
Foreign Exchange USD/SEK	1	3/2020	99,708	2,256
FTSE 100 Index	1	3/2020	95,307	(4,821)
FTSE/JSE Top 40 Index	1	3/2020	33,419	(1,463)
KC HRW Wheat	1	3/2020	23,275	(702)
Long Gilt	1	3/2020	178,188	327
Long Gilt	8	3/2020	1,425,506	15,011
Milling Wheat No. 2	7	3/2020	74,140	1,129
MSCI Emerging Markets E-Mini Index	3	3/2020	157,515	(9,178)
NASDAQ 100 E-Mini Index	2	3/2020	359,910	15,697
Nikkei 225 Index	1	3/2020	113,650	(2,153)
Nikkei 225 Index	8	3/2020	170,772	(524)
Palladium	2	3/2020	444,940	98,678
S&P 500 E-Mini Index	2	3/2020	322,400	(4,291)
Silver	1	3/2020	90,060	258
Soybean Oil	2	3/2020	35,928	(3,742)
SPI 200 Index	3	3/2020	349,126	3,720
U.S. Treasury 2 Year Note	21	3/2020	4,543,547	11,382
U.S. Treasury 5 Year Note	22	3/2020	2,647,047	19,072
U.S. Treasury 10 Year Note	2	3/2020	263,313	4,418
U.S. Treasury 10 Year Note	12	3/2020	1,579,875	15,884
U.S. Treasury Long Bond	4	3/2020	654,125	11,276
U.S. Treasury Ultra Bond	2	3/2020	387,375	14,590
Wheat	9	3/2020	249,187	1,377
100 oz Gold	11	4/2020	1,746,690	3,778
Platinum	4	4/2020	192,380	(18)
Rapeseed	6	4/2020	130,591	(6,581)
3 Month Canadian Bankers Acceptance	19	9/2020	3,528,223	870
3 Month Sterling	42	9/2020	6,893,456	(2,129)

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3 Month Canadian Bankers Acceptance	19	12/2020	$3,530,197	$2,799
3 Month Euro Euribor	1	12/2020	278,524	13
3 Month Sterling	45	12/2020	7,385,845	(1,464)
3 Month Euro Euribor	1	6/2021	278,496	27
3 Month Eurodollar	20	6/2021	4,940,250	8,839
3 Month Sterling	42	6/2021	6,894,496	1,351
3 Month Eurodollar	23	12/2021	5,680,425	12,583
3 Month Sterling	45	12/2021	7,385,845	3,356
3 Month Euro Euribor	7	6/2022	1,948,601	1,129
3 Month Eurodollar	23	6/2022	5,680,425	13,408
3 Month Sterling	44	6/2022	7,221,352	3,798
3 Month Eurodollar	22	6/2023	5,428,500	11,085
Total Long Contracts			$95,652,414	$292,354

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short Contracts
Natural Gas	(22)	2/2020	$(405,020)	$39,012
NY Harbor ULSD	(2)	2/2020	(136,785)	11,319
RBOB Gasoline	(1)	2/2020	(63,172)	99
WTI Crude Oil	(3)	2/2020	(154,680)	2,964
Canola	(8)	3/2020	(54,466)	1,037
CBOE Volatility Index	(4)	3/2020	(70,900)	(8,027)
Coffee 'C'	(1)	3/2020	(38,494)	(772)
Corn	(6)	3/2020	(114,375)	(340)
Euro-Schatz	(31)	3/2020	(3,853,544)	(5,722)
FCOJ-A	(2)	3/2020	(28,785)	1,332
Foreign Exchange AUD/USD	(36)	3/2020	(2,413,080)	57,459
Foreign Exchange CAD/USD	(5)	3/2020	(377,875)	350
Foreign Exchange EUR/USD	(101)	3/2020	(14,037,106)	58,065
Foreign Exchange GBP/USD	(3)	3/2020	(247,819)	3,883
Foreign Exchange JPY/USD	(1)	3/2020	(115,619)	49
Foreign Exchange NZD/USD	(1)	3/2020	(64,680)	968
Foreign Exchange ZAR/USD	(6)	3/2020	(199,050)	1,638
Low Sulphur Gasoil	(2)	3/2020	(100,500)	8,347
Robusta Coffee	(1)	3/2020	(13,340)	149
S&P 500 E-Mini Index	(7)	3/2020	(1,128,400)	(8,662)
Soybean	(4)	3/2020	(174,500)	7,302
Soybean Meal	(8)	3/2020	(232,800)	5,823
Lean Hogs	(3)	4/2020	(73,920)	13,562
Live Cattle	(2)	4/2020	(95,740)	1,083
Robusta Coffee	(6)	5/2020	(80,520)	(1,675)
Total Short Contracts			$(24,275,170)	$189,243
Total Futures				$481,597

At January 31, 2020, the Fund had $1,055,561 deposited in segregated accounts to cover margin requirements on open futures.

Forward foreign currency contracts ("forward contracts")

At January 31, 2020, open forward contracts for the Fund were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	3,370,567	EUR	3,017,239	JPMorgan Chase Bank, NA	2/14/2020	$22,289
USD	646	SEK	6,108	JPMorgan Chase Bank, NA	2/14/2020	11
EUR	3,000	USD	3,310	JPMorgan Chase Bank, NA	3/11/2020	24

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
GBP	415,800	USD	547,958	JPMorgan Chase Bank, NA	3/11/2020	$1,627
USD	310,569	CAD	409,000	JPMorgan Chase Bank, NA	3/11/2020	1,530
USD	209,160	EUR	188,000	JPMorgan Chase Bank, NA	3/11/2020	203
USD	48,112	SEK	451,000	JPMorgan Chase Bank, NA	3/11/2020	1,185
CHF	2,510,000	USD	2,593,263	Societe Generale	3/18/2020	20,514
EUR	1,422,452	PLN	6,090,000	Societe Generale	3/18/2020	9,610
EUR	620,000	TRY	4,133,700	Societe Generale	3/18/2020	5,319
EUR	280,000	USD	310,947	Societe Generale	3/18/2020	413
GBP	2,000,000	USD	2,636,281	Societe Generale	3/18/2020	7,772
ILS	3,970,000	USD	1,149,975	Societe Generale	3/18/2020	2,637
INR**	920,000	USD	12,739	Societe Generale	3/18/2020	44
JPY	224,608,319	AUD	3,010,000	Societe Generale	3/18/2020	61,248
JPY	180,160,001	USD	1,657,366	Societe Generale	3/18/2020	9,194
MXN	32,150,000	USD	1,660,331	Societe Generale	3/18/2020	30,369
PHP**	790,000	USD	15,375	Societe Generale	3/18/2020	77
PLN	3,250,000	EUR	754,241	Societe Generale	3/18/2020	282
TRY	406,689	EUR	60,000	Societe Generale	3/18/2020	587
TRY	150,000	USD	24,767	Societe Generale	3/18/2020	58
USD	4,022,564	AUD	5,870,000	Societe Generale	3/18/2020	90,089
USD	867,732	BRL**	3,620,000	Societe Generale	3/18/2020	24,385
USD	3,111,784	CAD	4,090,000	Societe Generale	3/18/2020	21,381
USD	614,370	CLP**	476,560,000	Societe Generale	3/18/2020	19,235
USD	3,692,549	EUR	3,310,000	Societe Generale	3/18/2020	11,829
USD	857,374	GBP	640,000	Societe Generale	3/18/2020	11,279
USD	1,310,065	HUF	389,510,000	Societe Generale	3/18/2020	27,519
USD	98,734	ILS	340,000	Societe Generale	3/18/2020	22
USD	1,190,542	INR**	85,530,000	Societe Generale	3/18/2020	2,091
USD	488,758	JPY	52,790,000	Societe Generale	3/18/2020	427
USD	2,026,670	KRW**	2,390,920,000	Societe Generale	3/18/2020	26,573
USD	574,093	MXN	10,860,000	Societe Generale	3/18/2020	2,987
USD	2,391,362	NOK	21,790,000	Societe Generale	3/18/2020	21,950
USD	563,055	NZD	850,000	Societe Generale	3/18/2020	13,312
USD	657,579	PHP**	33,430,000	Societe Generale	3/18/2020	3,696
USD	1,396,602	PLN	5,360,000	Societe Generale	3/18/2020	12,900
USD	785,044	SEK	7,430,000	Societe Generale	3/18/2020	11,668
USD	4,505,019	SGD	6,090,000	Societe Generale	3/18/2020	41,706
USD	721,005	THB	21,890,000	Societe Generale	3/18/2020	18,091
USD	824,134	TRY	4,940,000	Societe Generale	3/18/2020	6,571
USD	476,888	ZAR	6,920,000	Societe Generale	3/18/2020	18,438
USD	638,516	CAD	833,670	JPMorgan Chase Bank, NA	3/31/2020	8,591
Total unrealized appreciation						$569,733

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
CHF	3,539	USD	3,680	JPMorgan Chase Bank, NA	2/14/2020	$(4)
USD	806,196	GBP	617,301	JPMorgan Chase Bank, NA	2/14/2020	(9,161)
USD	663,722	HKD	5,161,507	JPMorgan Chase Bank, NA	2/14/2020	(729)
CAD	1,039,000	USD	786,206	JPMorgan Chase Bank, NA	3/11/2020	(1,141)
EUR	73,000	USD	81,845	JPMorgan Chase Bank, NA	3/11/2020	(707)
SEK	2,146,000	USD	226,253	JPMorgan Chase Bank, NA	3/11/2020	(2,959)
USD	256,429	GBP	195,000	JPMorgan Chase Bank, NA	3/11/2020	(1,313)
AUD	2,370,000	JPY	178,084,400	Societe Generale	3/18/2020	(59,631)
AUD	4,000,000	USD	2,766,957	Societe Generale	3/18/2020	(87,246)
BRL**	1,860,000	USD	454,310	Societe Generale	3/18/2020	(20,986)
CAD	3,600,000	USD	2,746,609	Societe Generale	3/18/2020	(26,441)
CHF	10,000	USD	10,430	Societe Generale	3/18/2020	(17)
CLP**	198,790,000	USD	262,393	Societe Generale	3/18/2020	(14,142)
EUR	176,256	PLN	760,000	Societe Generale	3/18/2020	(201)
EUR	610,000	TRY	4,132,775	Societe Generale	3/18/2020	(5,647)
EUR	2,450,000	USD	2,749,038	Societe Generale	3/18/2020	(24,641)
GBP	60,000	USD	79,836	Societe Generale	3/18/2020	(514)
HUF	269,940,000	USD	916,764	Societe Generale	3/18/2020	(27,927)
ILS	430,000	USD	124,947	Societe Generale	3/18/2020	(105)

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
INR**	142,400,000	USD	1,990,772	Societe Generale	3/18/2020	$(12,104)
JPY	31,370,000	USD	291,010	Societe Generale	3/18/2020	(824)
KRW**	2,252,330,000	USD	1,934,769	Societe Generale	3/18/2020	(50,606)
MXN	13,450,000	USD	711,612	Societe Generale	3/18/2020	(4,306)
NOK	20,020,000	USD	2,239,362	Societe Generale	3/18/2020	(62,420)
NZD	1,030,000	USD	683,297	Societe Generale	3/18/2020	(17,143)
PHP**	68,470,000	USD	1,343,948	Societe Generale	3/18/2020	(4,689)
PLN	4,350,000	EUR	1,018,319	Societe Generale	3/18/2020	(9,405)
PLN	4,690,000	USD	1,228,448	Societe Generale	3/18/2020	(17,710)
SEK	6,230,000	USD	665,220	Societe Generale	3/18/2020	(16,749)
SGD	6,570,000	USD	4,845,751	Societe Generale	3/18/2020	(30,652)
THB	22,000,000	USD	726,084	Societe Generale	3/18/2020	(19,640)
TRY	8,892,188	EUR	1,340,000	Societe Generale	3/18/2020	(18,436)
TRY	6,470,000	USD	1,087,524	Societe Generale	3/18/2020	(16,749)
USD	13,393	AUD	20,000	Societe Generale	3/18/2020	(6)
USD	151,081	CAD	200,000	Societe Generale	3/18/2020	(39)
USD	1,658,264	CHF	1,610,000	Societe Generale	3/18/2020	(18,301)
USD	5,571	CLP**	4,470,000	Societe Generale	3/18/2020	(12)
USD	1,040,357	EUR	940,000	Societe Generale	3/18/2020	(4,922)
USD	1,282,787	GBP	980,000	Societe Generale	3/18/2020	(12,799)
USD	100,393	HUF	30,640,000	Societe Generale	3/18/2020	(497)
USD	407,670	ILS	1,410,000	Societe Generale	3/18/2020	(1,696)
USD	517,649	INR**	37,500,000	Societe Generale	3/18/2020	(3,419)
USD	2,198,696	JPY	239,880,000	Societe Generale	3/18/2020	(20,296)
USD	686,469	MXN	13,130,000	Societe Generale	3/18/2020	(4,009)
USD	433,957	NOK	4,000,000	Societe Generale	3/18/2020	(996)
USD	25,846	NZD	40,000	Societe Generale	3/18/2020	(25)
USD	313,869	PLN	1,220,000	Societe Generale	3/18/2020	(1,078)
USD	440,080	SEK	4,240,000	Societe Generale	3/18/2020	(1,255)
USD	48,819	THB	1,530,000	Societe Generale	3/18/2020	(311)
USD	382,751	TRY	2,320,000	Societe Generale	3/18/2020	(1,206)
ZAR	7,780,000	USD	528,972	Societe Generale	3/18/2020	(13,547)
CAD	138,183	USD	105,917	JPMorgan Chase Bank, NA	3/31/2020	(1,506)
Total unrealized depreciation						$(650,865)
Net unrealized depreciation						$(81,132)

** Non-deliverable forward.

Credit default swap contracts (“credit default swaps”)

At January 31, 2020, the Fund had outstanding credit default swaps as follows:

Over the counter credit default swaps - Buy Protection
Reference Entity	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Maturity Date		Notional Amount	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
American Axle & Manufacturing, Inc., Senior Securities	5 .00%	3M	JPM	6/20/2024	USD	200,000	$(4,227)	$(15,241)	$(1,195)	$(20,663)

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Equity swap contracts (“equity swaps”)
At January 31, 2020, the Fund had outstanding equity swaps as follows:
Over the counter equity swaps — Long(a)
Counterparty	Reference Entity		Notional Amount	Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Value
JPM	Altran Technologies SA	EUR	112,278	10/26/2020	0.19%	0.65%	1M EURIBOR	T/1M	$ 4,050	$ 4,050
MS	Amundi SA	EUR	401,850	12/9/2020	0.14%	0.60%	1M EURIBOR	T/1M	104,926	104,926
MS	Anima Holding SpA	EUR	577,603	12/9/2020	0.14%	0.60%	1M EURIBOR	T/1M	197,308	197,308
MS	Aspen Pharmacare Holdings Ltd.	USD	15,216	12/9/2020	2.48%	0.80%	1M USD LIBOR	T/1M	(1,681)	(1,681)
JPM	Atrium European Real Estate Ltd.	EUR	70,819	7/27/2020	(0.06)%- 0.19%	0.40% - 0.65%	1M EURIBOR	T/1M	(2,920)	(2,920)
MS	Barclays plc	GBP	58,968	12/2/2020	1.26%	0.60%	1M GBP LIBOR	T/1M	6,363	6,363
MS	BNP Paribas SA	EUR	105,507	12/9/2020	0.14%	0.60%	1M EURIBOR	T/1M	9,280	9,280
JPM	Bolsas y Mercados Espanoles SHMSF SA	EUR	15,890	11/20/2020	0.19%	0.65%	1M EURIBOR	T/1M	(90)	(90)
MS	Brenntag AG	EUR	122,404	12/9/2020	0.14%	0.60%	1M EURIBOR	T/1M	(4,387)	(4,387)
JPM	Broadcom, Inc.	USD	508,091	2/14/2020	2.08%	0.40%	1M USD LIBOR	T/1M	23,081	23,081
MS	Bureau Veritas SA	EUR	97,597	12/9/2020	0.14%	0.60%	1M EURIBOR	T/1M	15,655	15,655
JPM	Caltex Australia Ltd.	AUD	60,165	1/25/2021	1.49%	0.65%	1M AUD BBSW	T/1M	(437)	(437)
JPM	Clarivate Analytics plc	USD	1,364,792	12/17/2020	2.08%	0.40%	1M USD LIBOR	T/1M	201,693	201,693
JPM	Consort Medical plc	GBP	15,527	1/25/2021	1.06%	0.40%	1M GBP LIBOR	T/1M	(49)	(49)
JPM	Cott Corp.	USD	860,705	2/14/2020	2.08%	0.40%	1M USD LIBOR	T/1M	64,663	64,663
MS	Croda International plc	GBP	80,890	12/2/2020	1.26%	0.60%	1M GBP LIBOR	T/1M	7,602	7,602
MS	Danone SA	EUR	693,882	12/9/2020	0.14%	0.60%	1M EURIBOR	T/1M	(7,782)	(7,782)
JPM	Data Respons ASA	NOK	346,464	1/20/2021	2.28%	0.65%	1M NIBOR	T/1M	179	179
JPM	EI Group plc	GBP	132,696	7/22/2020	1.06%	0.40%	1M GBP LIBOR	T/1M	1,237	1,237
MS	Eurofins Scientific SE	EUR	477,738	12/9/2020	0.14%	0.60%	1M EURIBOR	T/1M	95,145	95,145
JPM	Faurecia SE	EUR	5,483	11/5/2020	0.19%	0.65%	1M EURIBOR	T/1M	(531)	(531)
JPM	Fiat Chrysler Automobiles NV	EUR	37,108	11/5/2020	0.19%	0.65%	1M EURIBOR	T/1M	(7,400)	(7,400)
JPM	Gamenet Group SpA	EUR	54,613	10/26/2020	0.19%	0.65%	1M EURIBOR	T/1M	1,543	1,543
MS	Gerresheimer AG	EUR	77,738	12/9/2020	0.14%	0.60%	1M EURIBOR	T/1M	6,868	6,868
JPM	GrandVision NV	EUR	132,602	8/3/2020	0.19%	0.65%	1M EURIBOR	T/1M	1,694	1,694
JPM	Hansteen Holdings plc	GBP	18,010	1/25/2021	1.06%	0.40%	1M GBP LIBOR	T/1M	38	38
MS	HeidelbergCement AG	EUR	184,637	12/9/2020	0.14%	0.60%	1M EURIBOR	T/1M	(17,767)	(17,767)
JPM	Humana, Inc.	USD	314,384	12/11/2020	2.08%	0.40%	1M USD LIBOR	T/1M	(29,608)	(29,608)
MS	Hypera SA	USD	42,891	12/7/2020	2.33%	0.65%	1M USD LIBOR	T/1M	2,427	2,427
MS	Iliad SA	EUR	196,448	12/9/2020	0.14%	0.60%	1M EURIBOR	T/1M	15,880	15,880
MS	ITV plc	GBP	134,722	12/2/2020	1.26%	0.60%	1M GBP LIBOR	T/1M	30,809	30,809
MS	Kering SA	EUR	88,800	12/9/2020	0.14%	0.60%	1M EURIBOR	T/1M	16,262	16,262
MS	LafargeHolcim Ltd. (Registered)	CHF	182,554	12/9/2020	(0.17)%	0.60%	1M CHF LIBOR	T/1M	3,803	3,803
JPM	Microsoft Corp.	USD	707,476	12/17/2020	2.08%	0.40%	1M USD LIBOR	T/1M	65,125	65,125
MS	Migros Ticaret A/S	USD	6,291	9/15/2020	3.08%	1.40%	1M USD LIBOR	T/1M	972	972
MS	NAVER Corp.	USD	60,694	11/16/2020	3.08%	1.40%	1M USD LIBOR	T/1M	3,764	3,764
JPM	OSRAM Licht AG	EUR	25,476	7/9/2020	0.19%	0.65%	1M EURIBOR	T/1M	3,806	3,806
JPM	Pioneer Foods Group Ltd.	ZAR	5,260,197	7/24/2020	7.83%	1.20%	1M JIBAR	T/1M	11,744	11,744
MS	Publicis Groupe SA	EUR	56,122	12/9/2020	0.14%	0.60%	1M EURIBOR	T/1M	(15,826)	(15,826)

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity		Notional Amount	Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Value
JPM	QMS Media Ltd.	AUD	107,387	11/6/2020	1.49%	0.65%	1M AUD BBSW	T/1M	$600	$600
JPM	Redde plc	GBP	8,331	12/3/2020	1.06%	0.40%	1M GBP LIBOR	T/1M	(1,557)	(1,557)
MS	Ryanair Holdings plc	EUR	83,559	12/9/2020	0.14%	0.60%	1M EURIBOR	T/1M	36,223	36,223
JPM	Sirius Minerals plc	GBP	2,541	1/13/2021	1.06%	0.40%	1M GBP LIBOR	T/1M	48	48
MS	Societe Generale SA	EUR	60,788	12/9/2020	0.14%	0.60%	1M EURIBOR	T/1M	15,765	15,765
JPM	Sophos Group plc	USD	416,330	10/16/2020	2.08%	0.40%	1M USD LIBOR	T/1M	3,694	3,694
JPM	Spire Healthcare Group plc	GBP	9,520	11/23/2020	1.06%	0.40%	1M GBP LIBOR	T/1M	1,334	1,334
MS	Stroeer SE & Co. KGaA	EUR	62,050	12/9/2020	0.14%	0.60%	1M EURIBOR	T/1M	12,720	12,720
JPM	Swedol AB	SEK	452,953	11/13/2020	0.73%	0.65%	1M STIBOR	T/1M	(182)	(182)
JPM	United Technologies Corp.	USD	670,192	2/14/2020	2.08%	0.40%	1M USD LIBOR	T/1M	60,827	60,827
JPM	Walt Disney Co. (The)	USD	499,437	4/16/2020	2.08%	0.40%	1M USD LIBOR	T/1M	25,864	25,864
Total Long Positions of Equity Swaps									$962,775	$ 962,775

Over the counter equity swaps — Short(c)
Counterparty	Reference Entity		Notional Amount	Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Value
JPM	Abercrombie & Fitch Co.	USD	(190,954)	11/23/2020	0.83%	(0.85)%	1M USD LIBOR	1M/T	$1,093	$1,093
JPM	Acuity Brands, Inc.	USD	(249,767)	6/15/2020	1.28%	(0.40)%	1M USD LIBOR	1M/T	22,043	22,043
MS	Air Liquide SA	EUR	(113,099)	12/9/2020	(0.80)%	(0.35)%	1D EONIA	1M/T	(4,227)	(4,227)
MS	Allianz SE (Registered)	EUR	(110,947)	12/9/2020	(0.80)%	(0.35)%	1D EONIA	1M/T	2,729	2,729
MS	Anheuser-Busch InBev SA/NV	EUR	(62,125)	12/9/2020	(0.85)%	(0.40)%	1D EONIA	1M/T	5,835	5,835
MS	AXA SA	EUR	(56,468)	12/9/2020	(0.80)%	(0.35)%	1D EONIA	1M/T	3,316	3,316
MS	Banco Bilbao Vizcaya Argentaria SA	EUR	(21,400)	12/9/2020	(0.85)%	(0.40)%	1D EONIA	1M/T	2,155	2,155
MS	Banco Santander SA	EUR	(50,861)	12/9/2020	(0.85)%	(0.40)%	1D EONIA	1M/T	3,380	3,380
MS	BASF SE	EUR	(64,490)	12/9/2020	(0.80)%	(0.35)%	1D EONIA	1M/T	7,630	7,630
MS	Bayerische Motoren Werke AG	EUR	(40,213)	12/9/2020	(0.80)%	(0.35)%	1D EONIA	1M/T	6,410	6,410
JPM	Belden, Inc.	USD	(154,806)	10/16/2020	1.28%	(0.40)%	1M USD LIBOR	1M/T	10,256	10,256
JPM	BlackBerry Ltd.	USD	(193,199)	3/27/2020	0.58% - 1.28%	(1.10)% - (0.40)%	1M USD LIBOR	1M/T	25,827	25,827
JPM	Bloom Energy Corp.	USD	(71,881)	11/18/2020	(16.47)% - 1.28%	(18.15)% - (0.40)%	1M USD LIBOR	1M/T	(7,385)	(7,385)
MS	Bunzl plc	GBP	(90,744)	12/2/2020	0.41%	(0.30)%	1D SONIA	1M/T	8,285	8,285
JPM	Canadian Tire Corp. Ltd.	CAD	(397,404)	9/18/2020	1.64%	(0.40)%	1M CDOR	1M/T	(592)	(592)
JPM	Cardinal Health, Inc.	USD	(118,551)	11/25/2020	1.28%	(0.40)%	1M USD LIBOR	1M/T	9,167	9,167
JPM	Cerence, Inc.	USD	(180,450)	10/5/2020	1.28% - 2.08%	(0.40)% - 0.40%	1M USD LIBOR	1M/T	(73,279)	(73,279)
JPM	CH Robinson Worldwide, Inc.	USD	(140,107)	3/23/2020	1.28%	(0.40)%	1M USD LIBOR	1M/T	24,753	24,753
JPM	Cheesecake Factory, Inc. (The)	USD	(164,237)	12/23/2020	1.28%	(0.40)%	1M USD LIBOR	1M/T	5,980	5,980
JPM	Cinemark Holdings, Inc.	USD	(294,997)	7/13/2020	1.28%	(0.40)%	1M USD LIBOR	1M/T	35,926	35,926

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity		Notional Amount	Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Value
MS	Colruyt SA	EUR	(280,698)	12/9/2020	(0.85)%	(0.40)%	1D EONIA	1M/T	$139,296	$139,296
MS	Daimler AG (Registered)	EUR	(49,204)	12/9/2020	(0.80)%	(0.35)%	1D EONIA	1M/T	10,340	10,340
MS	Deutsche Post AG (Registered)	EUR	(58,635)	12/9/2020	(0.80)%	(0.35)%	1D EONIA	1M/T	5,107	5,107
MS	Deutsche Telekom AG (Registered)	EUR	(104,579)	12/9/2020	(0.80)%	(0.35)%	1D EONIA	1M/T	4,769	4,769
MS	Diageo plc	GBP	(233,275)	12/2/2020	0.41%	(0.30)%	1D SONIA	1M/T	36,461	36,461
MS	Electricite de France SA	EUR	(45,769)	12/9/2020	(0.80)%	(0.35)%	1D EONIA	1M/T	3,407	3,407
MS	Elisa OYJ	EUR	(55,427)	12/9/2020	(0.85)%	(0.40)%	1D EONIA	1M/T	(6,289)	(6,289)
MS	Enel SpA	EUR	(61,960)	12/9/2020	(0.85)%	(0.40)%	1D EONIA	1M/T	(5,948)	(5,948)
MS	Engie SA	EUR	(63,267)	12/9/2020	(0.80)%	(0.35)%	1D EONIA	1M/T	(4,066)	(4,066)
MS	Eni SpA	EUR	(76,821)	12/9/2020	(0.85)%	(0.40)%	1D EONIA	1M/T	5,102	5,102
JPM	Estee Lauder Cos., Inc. (The)	USD	(217,018)	8/3/2020	1.28%	(0.40)%	1M USD LIBOR	1M/T	(10,953)	(10,953)
JPM	Flowers Foods, Inc.	USD	(169,377)	11/23/2020	1.28%	(0.40)%	1M USD LIBOR	1M/T	322	322
JPM	Flutter Entertainment plc	USD	(318,505)	10/5/2020	1.23% - 1.28%	(0.45)% - (0.40)%	1M USD LIBOR	1M/T	(41,408)	(41,408)
JPM	Fox Corp.	USD	(248,658)	1/21/2021	1.28%	(0.40)%	1M USD LIBOR	1M/T	6,793	6,793
JPM	Gap, Inc. (The)	USD	(246,717)	8/26/2020	1.28%	(0.40)%	1M USD LIBOR	1M/T	10,219	10,219
MS	Givaudan SA (Registered)	CHF	(200,340)	12/9/2020	(1.06)%	(0.35)%	1D SARON	1M/T	(41,532)	(41,532)
MS	GlaxoSmithKline plc	GBP	(64,795)	12/2/2020	0.41%	(0.30)%	1D SONIA	1M/T	(12,815)	(12,815)
JPM	Grifols SA	USD	(305,126)	4/14/2020	1.28%	(0.40)%	1M USD LIBOR	1M/T	(44,555)	(44,555)
JPM	Hanesbrands, Inc.	USD	(250,900)	1/25/2021	1.28%	(0.40)%	1M USD LIBOR	1M/T	14,754	14,754
MS	Hannover Rueck SE	EUR	(95,472)	12/9/2020	(0.80)%	(0.35)%	1D EONIA	1M/T	(6,268)	(6,268)
MS	Hennes & Mauritz AB	SEK	(1,548,431)	10/19/2020	(0.39)%	(0.40)%	1W STIBOR	1M/T	(24,666)	(24,666)
JPM	Hershey Co. (The)	USD	(348,667)	9/25/2020	1.28%	(0.40)%	1M USD LIBOR	1M/T	(17,433)	(17,433)
MS	Intesa Sanpaolo SpA	EUR	(29,239)	12/9/2020	(0.85)%	(0.40)%	1D EONIA	1M/T	2,232	2,232
JPM	Iron Mountain, Inc.	USD	(353,463)	2/6/2020	1.28%	(0.40)%	1M USD LIBOR	1M/T	(2,254)	(2,254)
JPM	JM Smucker Co. (The)	USD	(330,205)	5/29/2020	1.28%	(0.40)%	1M USD LIBOR	1M/T	22,602	22,602
MS	Koninklijke Ahold Delhaize NV	EUR	(192,074)	12/9/2020	(0.80)%	(0.35)%	1D EONIA	1M/T	(20,450)	(20,450)
MS	Koninklijke Philips NV	EUR	(60,899)	12/9/2020	(0.80)%	(0.35)%	1D EONIA	1M/T	4,166	4,166
JPM	Kroger Co. (The)	USD	(242,062)	1/21/2021	1.28%	(0.40)%	1M USD LIBOR	1M/T	11,059	11,059
MS	Lagardere SCA	EUR	(58,327)	12/9/2020	(0.80)%	(0.35)%	1D EONIA	1M/T	16,487	16,487
JPM	Landstar System, Inc.	USD	(204,998)	4/27/2020	1.28%	(0.40)%	1M USD LIBOR	1M/T	(6,592)	(6,592)
JPM	Leggett & Platt, Inc.	USD	(202,448)	1/21/2021	1.28%	(0.40)%	1M USD LIBOR	1M/T	14,205	14,205
MS	L'Oreal SA	EUR	(270,289)	12/9/2020	(0.80)%	(0.35)%	1D EONIA	1M/T	10,879	10,879
JPM	LyondellBasell Industries NV	USD	(296,413)	8/17/2020	1.28%	(0.40)%	1M USD LIBOR	1M/T	28,628	28,628
MS	Marks & Spencer Group plc	GBP	(136,199)	12/2/2020	0.41%	(0.30)%	1D SONIA	1M/T	52,116	52,116
MS	Merck & Co., Inc.	USD	(62,286)	12/10/2020	1.25%	(0.35)%	1D FEDEF	1M/T	(6,657)	(6,657)
JPM	Murphy USA, Inc.	USD	(161,531)	1/29/2021	1.28%	(0.40)%	1M USD LIBOR	1M/T	(10,104)	(10,104)
MS	Nestle SA (Registered)	CHF	(201,058)	12/9/2020	(1.06)%	(0.35)%	1D SARON	1M/T	(491)	(491)
MS	Next plc	GBP	(45,005)	12/2/2020	0.41%	(0.30)%	1D SONIA	1M/T	(9,508)	(9,508)
MS	Nokia OYJ	EUR	(29,075)	12/9/2020	(0.85)%	(0.40)%	1D EONIA	1M/T	(2,165)	(2,165)
JPM	Nuance Communications, Inc.	USD	(165,796)	10/13/2020	1.28%	(0.40)%	1M USD LIBOR	1M/T	(35,665)	(35,665)
JPM	Omnicom Group, Inc.	USD	(328,502)	1/29/2021	1.28%	(0.40)%	1M USD LIBOR	1M/T	13,373	13,373
MS	Orange SA	EUR	(206,660)	12/9/2020	(0.80)%	(0.35)%	1D EONIA	1M/T	22,502	22,502
JPM	PACCAR, Inc.	USD	(248,084)	3/27/2020	1.28%	(0.40)%	1M USD LIBOR	1M/T	(25,496)	(25,496)
JPM	Pearson plc	GBP	(134,000)	8/24/2020	0.26%	(0.40)%	1M GBP LIBOR	1M/T	67,858	67,858

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Counterparty	Reference Entity		Notional Amount	Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Value
JPM	Perdoceo Education Corp.	USD	(191,135)	9/23/2020	1.28%	(0.40)%	1M USD LIBOR	1M/T	$(21,619)	$ (21,619)
JPM	Peugeot SA	EUR	(33,628)	11/5/2020	(1.46)% - (0.86)%	(1.00)% - (0.40)%	1M EURIBOR	1M/T	8,372	8,372
MS	Pfizer, Inc.	USD	(46,587)	12/10/2020	1.25%	(0.35)%	1D FEDEF	1M/T	2,564	2,564
JPM	Qualys, Inc.	USD	(174,481)	1/11/2021	1.28%	(0.40)%	1M USD LIBOR	1M/T	(948)	(948)
JPM	Ralph Lauren Corp.	USD	(123,375)	6/10/2020	1.28%	(0.40)%	1M USD LIBOR	1M/T	(26,624)	(26,624)
JPM	Robert Half International, Inc.	USD	(199,465)	1/29/2021	1.28%	(0.40)%	1M USD LIBOR	1M/T	8,044	8,044
MS	Roche Holding AG	CHF	(55,780)	12/9/2020	(1.06)%	(0.35)%	1D SARON	1M/T	(11,098)	(11,098)
JPM	Rockwell Automation, Inc.	USD	(286,340)	5/29/2020	1.28%	(0.40)%	1M USD LIBOR	1M/T	(51,710)	(51,710)
MS	Sanofi	EUR	(115,991)	12/9/2020	(0.80)%	(0.35)%	1D EONIA	1M/T	5,463	5,463
MS	Schneider Electric SE	EUR	(65,084)	12/9/2020	(0.80)%	(0.35)%	1D EONIA	1M/T	1,393	1,393
MS	Siemens AG (Registered)	EUR	(80,604)	12/9/2020	(0.80)%	(0.35)%	1D EONIA	1M/T	4,747	4,747
JPM	Sinclair Broadcast Group, Inc.	USD	(149,750)	1/21/2021	1.28%	(0.40)%	1M USD LIBOR	1M/T	19,433	19,433
MS	Swisscom AG (Registered)	CHF	(99,035)	12/9/2020	(1.06)%	(0.35)%	1D SARON	1M/T	(2,521)	(2,521)
MS	Telefonica SA	EUR	(23,709)	12/9/2020	(0.85)%	(0.40)%	1D EONIA	1M/T	1,496	1,496
JPM	Texas Roadhouse, Inc.	USD	(286,563)	12/11/2020	1.28%	(0.40)%	1M USD LIBOR	1M/T	(27,748)	(27,748)
JPM	UMB Financial Corp.	USD	(254,210)	10/15/2020	1.28%	(0.40)%	1M USD LIBOR	1M/T	(9,510)	(9,510)
JPM	VF Corp.	USD	(161,626)	1/25/2021	1.28%	(0.40)%	1M USD LIBOR	1M/T	11,024	11,024
MS	Vinci SA	EUR	(89,579)	12/9/2020	(0.80)%	(0.35)%	1D EONIA	1M/T	(971)	(971)
JPM	Volvo AB	SEK	(1,274,794)	6/18/2020	(0.42)%	(0.50)%	1M STIBOR	1M/T	(16,616)	(16,616)
JPM	Westinghouse Air Brake Technologies Corp.	USD	(204,592)	5/4/2020	1.28%	(0.40)%	1M USD LIBOR	1M/T	(8,906)	(8,906)
JPM	Westrock Co.	USD	(237,471)	12/2/2020	1.03%	(0.65)%	1M USD LIBOR	1M/T	13,893	13,893
JPM	Whirlpool Corp.	USD	(163,418)	1/25/2021	1.28%	(0.40)%	1M USD LIBOR	1M/T	4,963	4,963
JPM	Zscaler, Inc.	USD	(120,257)	11/23/2020	1.28%	(0.40)%	1M USD LIBOR	1M/T	(14,947)	(14,947)
Total Short Positions of Equity Swaps									$ 144,838	$ 144,838
Total Long and Short Positions of Equity Swaps									$ 1,107,613	$ 1,107,613
Total Financing Costs and Other Receivables/(Payables) of Equity Swaps										$ (9,225)
Total Long and Short Positions including Financing Costs and Other Receivables/(Payables) of Equity Swaps										$ 1,098,388

(a)	The Fund pays a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and receives the total return on the reference entity.
(b)	Effective rate at January 31, 2020.
(c)	The Fund receives a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and pays the total return on the reference entity.

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Total return basket swap contracts ("total return basket swaps")

At January 31, 2020, the Fund had outstanding total return basket swaps(a) as follows:

Over the counter total return basket swaps—Short(b)

Counterparty	Reference Entity	Effective Variable Rate(c)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Maturity Date(s)	Value
JPM	JPCR001	1.38%	(0.30)%	1M USD LIBOR	1M/T	1/29/2021	$680
JPM	JPCR002	1.38%	(0.30)%	1M USD LIBOR	1M/T	1/29/2021	1,329
JPM	JPCR003	1.38%	(0.30)%	1M USD LIBOR	1M/T	2/3/2021	513
JPM	JPCR004	1.38%	(0.30)%	1M USD LIBOR	1M/T	2/4/2021	523
Total							$3,045

(a)	The following tables represent required component disclosures associated with the total return basket swaps:

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR001
General Electric Co	(31)	$(560)	$12	1.7%
Ingersoll-Rand PLC	(3)	(530)	11	1.7%
McDonald's Corp	(2)	(525)	11	1.6%
Duke Energy Corp	(4)	(522)	11	1.5%
Hershey Co/The	(2)	(521)	11	1.5%
Lam Research Corp	(1)	(521)	11	1.5%
ANSYS Inc	(1)	(520)	11	1.5%
Realty Income Corp	(5)	(520)	11	1.5%
Hormel Foods Corp	(8)	(518)	11	1.5%
Moody's Corp	(1)	(517)	11	1.5%
VF Corp	(4)	(516)	11	1.5%
Fox Corp	(10)	(516)	11	1.5%
Boeing Co/The	(1)	(516)	11	1.5%
Cintas Corp	(1)	(514)	11	1.5%
General Motors Co	(11)	(513)	11	1.5%
PepsiCo Inc	(2)	(513)	11	1.5%
Eaton Corp PLC	(4)	(513)	11	1.5%
Sysco Corp	(4)	(512)	11	1.5%
Ecolab Inc	(2)	(512)	11	1.5%
Anheuser-Busch InBev SA/NV	(5)	(512)	11	1.5%
Fiat Chrysler Automobiles NV	(27)	(511)	11	1.5%
Motorola Solutions Inc	(2)	(511)	11	1.5%
Fiserv Inc	(3)	(510)	11	1.5%
Cognizant Technology Solutions Corp	(6)	(510)	11	1.5%
Ford Motor Co	(40)	(509)	11	1.5%
Estee Lauder Cos Inc/The	(2)	(509)	11	1.5%
Fastenal Co	(10)	(508)	11	1.5%
Canadian Imperial Bank of Commerce	(4)	(508)	11	1.5%
Rockwell Automation Inc	(2)	(507)	11	1.5%
Kellogg Co	(5)	(507)	11	1.5%
Costco Wholesale Corp	(1)	(507)	11	1.5%
PACCAR Inc	(5)	(507)	10	1.5%
Home Depot Inc/The	(1)	(507)	10	1.5%
Constellation Brands Inc	(2)	(506)	10	1.5%
Dollar General Corp	(2)	(505)	10	1.5%
Clorox Co/The	(2)	(505)	10	1.5%
Applied Materials Inc	(6)	(504)	10	1.5%
Stanley Black & Decker Inc	(2)	(504)	10	1.5%

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR001 (cont’d)
General Mills Inc	(7)	$(504)	$10	1.5%
HCA Healthcare Inc	(3)	(503)	10	1.5%
Ross Stores Inc	(3)	(502)	10	1.5%
Automatic Data Processing Inc	(2)	(501)	10	1.5%
CDW Corp/DE	(3)	(500)	10	1.5%
Walgreens Boots Alliance Inc	(7)	(500)	10	1.5%
NXP Semiconductors NV	(3)	(499)	10	1.5%
Emerson Electric Co	(5)	(499)	10	1.5%
Cummins Inc	(2)	(498)	10	1.5%
Amgen Inc	(2)	(498)	10	1.5%
Cisco Systems Inc	(7)	(497)	10	1.5%
Caterpillar Inc	(3)	(497)	10	1.5%
Best Buy Co Inc	(4)	(495)	10	1.5%
Restaurant Brands International Inc	(5)	(493)	10	1.5%
Brown-Forman Corp	(5)	(493)	10	1.5%
Target Corp	(3)	(491)	10	1.5%
Starbucks Corp	(4)	(491)	10	1.5%
CVS Health Corp	(5)	(491)	10	1.5%
Altria Group Inc	(7)	(490)	10	1.5%
Agilent Technologies Inc	(4)	(490)	10	1.4%
Sherwin-Williams Co/The	(1)	(489)	10	1.4%
LyondellBasell Industries NV	(4)	(487)	10	1.4%
Kroger Co/The	(13)	(487)	10	1.4%
McKesson Corp	(2)	(486)	10	1.4%
Mettler-Toledo International Inc	–	(486)	10	1.4%
McCormick & Co Inc/MD	(2)	(486)	10	1.4%
Pfizer Inc	(9)	(476)	10	1.4%
3M Co	(2)	(464)	10	1.4%
United Parcel Service Inc	(3)	(462)	10	1.4%
		$(33,781)	$702
Accrued Net Interest Receivable/(Payable)			(22)
			$680

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR002
Pfizer Inc	(172)	$(6,756)	$284	20.4%
Amgen Inc	(29)	(6,649)	279	20.0%
Align Technology Inc	(25)	(6,643)	279	20.0%
HCA Healthcare Inc	(45)	(6,601)	277	19.9%
Agilent Technologies Inc	(75)	(6,553)	275	19.7%
		$(33,202)	$1,394
Accrued Net Interest Receivable/(Payable)			(65)
			$1,329

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR003
Pfizer Inc	(173)	$(6,838)	$105	20.5%
Align Technology Inc	(25)	(6,781)	104	20.4%
HCA Healthcare Inc	(45)	(6,594)	102	19.8%
Amgen Inc	(28)	(6,563)	101	19.7%
Agilent Technologies Inc	(74)	(6,530)	101	19.6%
		$(33,306)	$513
Accrued Net Interest Receivable/(Payable)			–
			$513

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR004
Pfizer Inc	(11)	$(536)	$9	1.6%
General Motors Co	(12)	(535)	9	1.6%
Duke Energy Corp	(4)	(535)	9	1.6%
Fox Corp	(11)	(534)	8	1.6%
Ford Motor Co	(44)	(533)	8	1.6%
Realty Income Corp	(5)	(530)	8	1.6%
Sysco Corp	(5)	(529)	8	1.6%
Kellogg Co	(6)	(529)	8	1.6%
Altria Group Inc	(8)	(529)	8	1.6%
McDonald's Corp	(2)	(528)	8	1.6%
Anheuser-Busch InBev SA/NV	(5)	(528)	8	1.6%
Starbucks Corp	(4)	(527)	8	1.6%
PepsiCo Inc	(3)	(527)	8	1.6%
Costco Wholesale Corp	(1)	(527)	8	1.6%
McCormick & Co Inc/MD	(2)	(527)	8	1.6%
Hormel Foods Corp	(8)	(527)	8	1.6%
Constellation Brands Inc	(2)	(527)	8	1.6%
Ingersoll-Rand PLC	(3)	(526)	8	1.6%
Cintas Corp	(1)	(526)	8	1.6%
Canadian Imperial Bank of Commerce	(5)	(526)	8	1.6%
Boeing Co/The	(1)	(525)	8	1.6%
Rockwell Automation Inc	(2)	(525)	8	1.6%
Restaurant Brands International Inc	(6)	(525)	8	1.6%
Ecolab Inc	(2)	(525)	8	1.6%
Motorola Solutions Inc	(2)	(525)	8	1.6%
Brown-Forman Corp	(6)	(525)	8	1.5%
Ross Stores Inc	(3)	(524)	8	1.5%
Cognizant Technology Solutions Corp	(6)	(524)	8	1.5%
Estee Lauder Cos Inc/The	(2)	(524)	8	1.5%
Hershey Co/The	(2)	(524)	8	1.5%
VF Corp	(5)	(524)	8	1.5%
Philip Morris International Inc	(5)	(524)	8	1.5%
Home Depot Inc/The	(2)	(523)	8	1.5%
Automatic Data Processing Inc	(2)	(523)	8	1.5%
ANSYS Inc	(1)	(523)	8	1.5%
Sherwin-Williams Co/The	(1)	(523)	8	1.5%
Walgreens Boots Alliance Inc	(7)	(522)	8	1.5%
Fiserv Inc	(3)	(522)	8	1.5%
General Electric Co	(30)	(522)	8	1.5%
Align Technology Inc	(1)	(522)	8	1.5%
Dollar General Corp	(2)	(522)	8	1.5%
3M Co	(2)	(521)	8	1.5%
PACCAR Inc	(5)	(521)	8	1.5%
Kroger Co/The	(14)	(520)	8	1.5%
Moody's Corp	(2)	(520)	8	1.5%
Cisco Systems Inc	(8)	(520)	8	1.5%
CVS Health Corp	(6)	(519)	8	1.5%
Best Buy Co Inc	(4)	(519)	8	1.5%
General Mills Inc	(7)	(519)	8	1.5%
QUALCOMM Inc	(4)	(519)	8	1.5%
Eaton Corp PLC	(4)	(519)	8	1.5%
Caterpillar Inc	(3)	(518)	8	1.5%
Emerson Electric Co	(5)	(518)	8	1.5%
McKesson Corp	(3)	(517)	8	1.5%
HCA Healthcare Inc	(3)	(517)	8	1.5%
Target Corp	(3)	(516)	8	1.5%
Fastenal Co	(11)	(515)	8	1.5%
Micron Technology Inc	(7)	(515)	8	1.5%
Stanley Black & Decker Inc	(2)	(515)	8	1.5%
NXP Semiconductors NV	(3)	(515)	8	1.5%
Cummins Inc	(2)	(514)	8	1.5%
Applied Materials Inc	(6)	(514)	8	1.5%
Lam Research Corp	(1)	(512)	8	1.5%

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR004 (cont’d)
United Parcel Service Inc	(4)	$(512)	$8	1.5%
LyondellBasell Industries NV	(5)	(498)	8	1.5%
		$(33,975)	523
Accrued Net Interest Receivable/(Payable)			–
			$523

Total Return Basket Swaps, at Value			$3,045

(b)	The Fund receives a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and pays the total return on the reference entity. The cash flows may be denominated in various foreign currencies based on the local currencies of the positions within the swaps.
(c)	Effective rate at January 31, 2020.

At January 31, 2020, the Fund had cash collateral of $2,920,000, $1,070,000 and $467,868 deposited in a segregated account for JPMorgan Chase Bank, NA, Morgan Stanley Capital Services LLC and Societe Generale, respectively, to cover collateral requirements on over the counter derivatives.

Abbreviations

BBSW Australian Bank-Bill Swap Reference Rate
CDOR Canadian Dollar Offered Rate
EONIA Euro Overnight Index Average Rate
EURIBOR Euro Interbank Offered Rate
FEDEF Federal Funds Floating Rate
JIBAR Johannesburg Interbank Agreed Rate
JPM JPMorgan Chase Bank, NA
LIBOR London Interbank Offered Rate
MS Morgan Stanley Capital Services LLC
NIBOR Norway Interbank Offered Rate
SARON Swiss Average Overnight Rate
SONIA Sterling Overnight Index Average Rate
STIBOR Stockholm Interbank Offered Rate
T Termination Date
1D One Day
1M One Month
1W One Week
3M Three Months

Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Poland Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Written option contracts ("options written")

At January 31, 2020, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls

Biotechnology
Merck & Co.(a)(b)	43	$(367,392)	$20	4/17/2020	$(215)

Electronic Equipment, Instruments & Components
Fitbit, Inc.	29	(18,908)	7	10/16/2020	(870)

Pharmaceuticals
Dermira, Inc.	27	(51,165)	19	6/19/2020	(540)
Total options written (premium received $2,861)					$(1,625)

(a)	Security fair valued as of January 31, 2020, in accordance with procedures approved by the Board of Trustees.

(b)	Value determined using significant unobservable inputs.

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

LONG POSITIONS BY COUNTRY
Country	Investments at Value (000's omitted)	Percentage of Net Assets
United States	$53,551	46.2%
Cayman Islands	5,966	5.1%
Germany	1,536	1.3%
Canada	1,519	1.3%
United Kingdom	1,353	1.2%
Netherlands	892	0.8%
China	815	0.7%
Spain	298	0.3%
Hong Kong	276	0.2%
Russia	238	0.2%
South Korea	157	0.2%
Argentina	140	0.1%
France	139	0.1%
Israel	93	0.1%
British Virgin Islands	80	0.1%
Czech Republic	72	0.1%
Jordan	69	0.1%
Mexico	50	0.0%(a)
India	49	0.0%(a)
Brazil	28	0.0%(a)
Italy	18	0.0%(a)
Short-Term Investments and Other Assets-Net	54,516	46.9%
Short Positions (see summary below)	(5,799)	(5.0)%
	$116,056	100.0%

SHORT POSITIONS BY COUNTRY
Country	Investments at Value (000's omitted)	Percentage of Net Assets
United States	$(4,769)	(4.1)%
Canada	(476)	(0.4)%
United Kingdom	(291)	(0.3)%
Sweden	(177)	(0.1)%
Japan	(86)	(0.1)%
Total Common Stocks Sold Short	$(5,799)	(5.0)%

(a)	Represents less than 0.05% of net assets of the Fund.

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

The following is a summary, categorized by Level (See Notes to Consolidated Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2020:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3*	Total
Investments:
Common Stocks
Airlines	$17	$—	$2	$19
Electronic Equipment, Instruments & Components	1,458	—	80	1,538
Health Care Providers & Services	1,065	41	—	1,106
Insurance	1,458	277	—	1,735
Interactive Media & Services	1,046	284	3	1,333
Internet & Direct Marketing Retail	1,160	—	1,072	2,232
Media	743	51	—	794
Oil, Gas & Consumable Fuels	1,113	—	12	1,125
Pharmaceuticals	1,684	—	—	1,684
Specialty Retail	843	—	28	871
Other Common Stocks(a)	29,290	—	—	29,290
Total Common Stocks	39,877	653	1,197	41,727
Commercial Mortgage-Backed Securities	—	7,996	—	7,996
Asset-Backed Securities	—	7,884	—	7,884
Collateralized Mortgage Obligations	—	7,247	—	7,247
Loan Assignments
Commercial Services & Supplies	—	—	209	209
Insurance	—	—	132	132
Media	—	103	132	235
Specialty Retail	—	—	3	3
Other Loan Assignments(a)	—	1,259	—	1,259
Total Loan Assignments	—	1,362	476	1,838
Warrants
Capital Markets	13	—	14	27
Electronic Equipment, Instruments & Components	—	—	7	7
Energy Equipment & Services	3	—	—	3
Oil, Gas & Consumable Fuels	—	—	242	242
Total Warrants	16	—	263	279
Rights
Biotechnology	—	—	190	190
Chemicals	—	—	5	5
Media	—	—	—	—
Metals & Mining	23	—	—	23
Pharmaceuticals	40	—	6	46
Total Rights	63	—	201	264
Convertible Preferred Stocks(a)	54	—	—	54
Preferred Stocks(a)	50	—	—	50
Corporate Bonds	—	—	—	—
Independent Power and Renewable Electricity Producers	—	—	—	—
Media	—	—	—	—
Total Corporate Bonds	—	—	—	—
Short-Term Investments	—	43,334	—	43,334
Total Long Positions	$40,060	$68,476	$2,137	$110,673

(a)   The Consolidated Schedule of Investments provides information on the industry or sector categorization for the portfolio.

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

* The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:
	Beginning balance as of 11/1/2019	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 1/31/2020	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2020
Investments in Securities:
(000's omitted)
Common Stocks
Airlines(b)	$3	$—	$(1)	$—	$—	$—	$—	$2	$(1)
Electronic Equipment, Instruments & Components(a)	67	—	13	—	—	—	—	80	13
Interactive Media & Services(a)	3	—	—	—	—	—	—	3	—
Internet & Direct Marketing Retail(b)	595	—	63	414	—	—	—	1,072	63
Media(a)	—	—	—	—	—	—	—	—	—
Metals & Mining	38	—	—	—	(38)	—	—	—	—
Oil, Gas & Consumable Fuels(b)	—	—	(16)	28	—	—	—	12	(16)
Pharmaceuticals(b)	—	—	—	—	—	—	—	—	—
Specialty Retail(b)	27	—	1	—	—	—	—	28	1
Loan Assignments
Chemicals	82	—	3	—	(85)	—	—	—	—
Commercial Services & Supplies(b)	209	—	—	—	—	—	—	209	—
Diversified Consumer Services	119	1	(1)	—	(119)	—	—	—	—
Household Durables	134	—	1	—	(28)	—	(107)	—	—
Insurance(b)	132	—	—	—	—	—	—	132	—
IT Services	31	—	—	—	(31)	—	—	—	—
Leisure Products	149	—	3	—	(152)	—	—	—	—
Media(b)	320	2	81	128	(399)	—	—	132	4
Oil, Gas & Consumable Fuels	288	—	10	—	(298)	—	—	—	—
Specialty Retail(b)	—	—	2	1	—	—	—	3	2
Water Utilities	60	—	—	—	—	—	(60)	—	—
Warrants
Capital Markets(a)	13	—	1	—	—	—	—	14	1
Electronic Equipment, Instruments & Components(a)	2	—	5	—	—	—	—	7	5
Oil, Gas & Consumable Fuels(a)	—	—	(58)	300	—	—	—	242	(58)
Thrifts & Mortgage Finance	—	—	—	—	—	—	—	—	—
Rights
Biotechnology(a)	178	—	12	—	—	—	—	190	12
Chemicals(a)	5	—	—	—	—	—	—	5	—
Media(a)	—	—	—	—	—	—	—	—	—
Metals & Mining	19	—	—	—	—	—	(19)	—	—
Pharmaceuticals(a)(b)	1	—	5	—	—	—	—	6	5
Corporate Bonds
Independent Power and Renewable Electricity Producers(a)	—	—	—	—	—	—	—	—	—
Media(a)	—	—	—	—	—	—	—	—	—
Oil, Gas & Consumable Fuels	—	—	—	—	—	—	—	—	—
Total	$2,475	$3	$124	$871	$(1,150)	$—	$(186)	$2,137	$31

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

(a)	As of the period ended January 31, 2020, these securities were fair valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund’s net assets; therefore, disclosure of unobservable inputs used in formulating valuations is not presented.
(b)	These securities were valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

The following is a summary, categorized by Level (See Notes to Consolidated Schedule of Investments), of inputs used to value the Fund's short investments as of January 31, 2020:

Liability Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks Sold Short(a)	$(5,799)	$—	$—	$(5,799)
Total Short Positions	$(5,799)	$—	$—	$(5,799)

(a)   The Consolidated Schedule of Investments provides information on the industry or sector categorization for the portfolio.

The following is a summary, categorized by Level (See Notes to Consolidated Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2020:

Other Financial Instruments
(000’s omitted)	Level 1	Level 2	Level 3*	Total
Futures(a)
Assets	$579	$—	$—	$579
Liabilities	(97)	—	—	(97)
Forward contracts(a)
Assets	—	570	—	570
Liabilities	—	(651)	—	(651)
Swaps
Assets	—	1,815	—	1,815
Liabilities	—	(734)	—	(734)
Options written
Liabilities	(2)	—	—	(2)
Total	$480	$1,000	$—	$1,480

(a)	Futures and forward contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

The following is reconciliation between the beginning and ending balances of derivative investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance as of 11/1/2019	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 1/31/2020	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2020
Other Financial Instruments: (000’s omitted)
Options written(a) Biotechnology	$—	$—	$2	$(2)	$—	$—	$—	$—	$—

(a)	As of the period ended January 31, 2020, this investment was fair valued in accordance with procedures approved by the Board of Trustees. This investment did not have a material impact on the Fund’s net assets; therefore, disclosure of unobservable inputs used in formulating a valuation is not presented.
^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Consolidated Schedule of Investments

January 31, 2020

Notes to Consolidated Schedule of Investments Absolute Return Multi-Manager Fund (Unaudited)

In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman Absolute Return Multi-Manager Fund (the “Fund”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments (long and short positions) in equity securities, preferred stocks, exchange traded options written, rights and warrants, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Fund’s investments for long and short positions in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid or offer quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available (“Other Market Information”).

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, dealer quotes, conversion premiums, listed bond and preferred stock prices and other market information, which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of futures is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of forward contracts is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).

The value of equity swaps and total return swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated benchmark index rate (generally Level 2 or Level 3 inputs).

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Notes to Consolidated Schedule of Investments Absolute Return Multi-Manager Fund (Unaudited) (cont’d)

The value of credit default swaps is determined by Management by obtaining valuations from independent pricing services using a model that considers a number of factors, which may include default probabilities, credit curves, recovery rates and cash flows (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Fund’s investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. The Board has approved the use of ICE Data Pricing and Reference Data, LLC (“ICE”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time as of which the Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which the Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time as of which the Fund’s share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

At January 31, 2020, the Fund had securities pledged in the amount of $819,105 to JPMorgan Chase Bank, NA to cover collateral requirements for borrowing in connection with securities sold short and options written.

The Fund invests in commodity-related instruments through the Neuberger Berman Cayman ARMM Fund I Ltd. (the “Subsidiary”), which is organized under the laws of the Cayman Islands. The Fund is and expects to remain the sole shareholder of the Subsidiary. The Subsidiary is governed by its own Board of Directors. As of January 31, 2020, the Subsidiary held investments valued at $11,117,946, which represents 9.6% of the Fund’s net assets.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820: “Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”) (“ASU 2018-13”). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 will require the disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements and the changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 will also require that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 and allows for early adoption of either the entire standard or only the provisions that eliminate or modify the disclosure requirements. Management has elected to adopt early the provisions that eliminate the disclosure requirements. Management is still currently evaluating the impact of applying the rest of the guidance.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Consolidated Schedule of Investments Commodity Strategy Fund^

(Unaudited) January 31, 2020

PRINCIPAL AMOUNT		VALUE†

U.S. Treasury Obligations 4.3%
$7,000,000	U.S. Treasury Bill, 1.54%, due 3/31/2020 (Cost $6,983,182)	$6,983,204	(a)
Asset-Backed Securities 21.0%
286,020	Bank of The West Auto Trust, Ser. 2018-1, Class A2, 3.09%, due 4/15/2021	286,195	(b)
1,558,081	BMW Vehicle Lease Trust, Ser. 2019-1, Class A2, 2.79%, due 3/22/2021	1,562,900
232,382	Canadian Pacer Auto Receivables Trust, Ser. 2018-2A, Class A2A, 3.00%, due 6/21/2021	232,950	(b)
707,000	Capital One Multi-Asset Execution Trust, Ser. 2017-A2, Class A2, (1M USD LIBOR + 0.41%), 2.09%, due 1/15/2025	710,099	(c)
1,699,385	Capital One Prime Auto Receivables Trust, Ser. 2019-1, Class A2, 2.58%, due 4/15/2022	1,706,547
1,470,000	CARDS II Trust, Ser. 2019-1A, Class A, (1M USD LIBOR + 0.39%), 2.07%, due 5/15/2024	1,472,861	(b)(c)
1,200,000	Chase Issuance Trust, Ser. 2018-A1, Class A1, (1M USD LIBOR + 0.20%), 1.88%, due 4/17/2023	1,201,176	(c)
	Evergreen Credit Card Trust
1,110,000	Ser. 2018-2, Class A, (1M USD LIBOR + 0.35%), 2.03%, due 7/15/2022	1,110,697	(b)(c)
500,000	Ser. 2019-1, Class A, (1M USD LIBOR + 0.48%), 2.16%, due 1/15/2023	501,280	(b)(c)
374,583	Fifth Third Auto Trust, Ser. 2019-1, Class A2B, (1M USD LIBOR + 0.17%), 1.85%, due 5/16/2022	374,893	(c)
	Ford Credit Auto Owner Trust
871,632	Ser. 2018-B, Class A2A, 2.96%, due 9/15/2021	874,146
1,318,612	Ser. 2019-A, Class A2A, 2.78%, due 2/15/2022	1,323,155
	GM Financial Automobile Leasing Trust
418,270	Ser. 2019-2, Class A2B, (1M USD LIBOR + 0.18%), 1.83%, due 6/21/2021	418,142	(c)
1,550,000	Ser. 2019-3, Class A2B, (1M USD LIBOR + 0.27%), 1.92%, due 10/20/2021	1,550,425	(c)
	GM Financial Consumer Automobile Receivables Trust
105,987	Ser. 2018-2, Class A2A, 2.55%, due 5/17/2021	106,034
493,345	Ser. 2017-1A, Class A3, 1.78%, due 10/18/2021	493,288	(b)
400,000	Ser. 2020-1, Class A2, 1.83%, due 1/17/2023	400,854
910,000	Golden Credit Card Trust, Ser. 2019-2A, Class A, (1M USD LIBOR + 0.35%), 2.03%, due 10/15/2023	910,154	(b)(c)
2,060,000	Hyundai Auto Lease Securitization Trust, Ser. 2020-A, Class A2, 1.90%, due 5/16/2022	2,063,839	(b)
	Mercedes-Benz Auto Lease Trust
1,205,157	Ser. 2019-A, Class A2, 3.01%, due 2/16/2021	1,208,084
1,000,000	Ser. 2020-A, Class A2, 1.82%, due 3/15/2022	998,589
	Navient Student Loan Trust
640,000	Ser. 2017-4A, Class A2, (1M USD LIBOR + 0.50%), 2.16%, due 9/27/2066	640,381	(b)(c)
32,338	Ser. 2018-3A, Class A1, (1M USD LIBOR + 0.27%), 1.93%, due 3/25/2067	32,333	(b)(c)
213,416	Ser. 2018-4A, Class A1, (1M USD LIBOR + 0.25%), 1.91%, due 6/27/2067	213,140	(b)(c)
500,000	Ser. 2019-7A, Class A1, (1M USD LIBOR + 0.50%), 2.17%, due 1/25/2068	500,015	(b)(c)
1,279,143	Ser. 2019-2A, Class A1, (1M USD LIBOR + 0.27%), 1.93%, due 2/27/2068	1,278,793	(b)(c)
1,298,159	Ser. 2019-4A, Class A1, (1M USD LIBOR + 0.28%), 1.94%, due 7/25/2068	1,297,423	(b)(c)
3,400,000	Nissan Auto Lease Trust, Ser. 2019-B, Class A2B, (1M USD LIBOR + 0.27%), 1.95%, due 10/15/2021	3,402,850	(c)
1,120,000	Nissan Auto Receivables Owner Trust, Ser. 2019-C, Class A2B, (1M USD LIBOR + 0.24%), 1.92%, due 9/15/2022	1,121,374	(c)

See Notes to Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE†

$280,409	Securitized Term Auto Receivables Trust, Ser. 2019-1A, Class A2, 2.86%, due 5/25/2021	$281,181	(b)
	Toyota Auto Receivables Owner Trust
219,569	Ser. 2018-B, Class A2A, 2.64%, due 3/15/2021	219,703
436,716	Ser. 2018-C, Class A2A, 2.77%, due 8/16/2021	437,733
1,000,000	USAA Auto Owner Trust, Ser. 2019-1, Class A2, 2.26%, due 2/15/2022	1,001,652
	Verizon Owner Trust
259,910	Ser. 2017-1A, Class A, 2.06%, due 9/20/2021	259,973	(b)
1,320,000	Ser. 2018-1A, Class A1B, (1M USD LIBOR + 0.26%), 1.91%, due 9/20/2022	1,321,542	(b)(c)
1,200,000	Ser. 2019-C, Class A1B, (1M USD LIBOR + 0.42%), 2.07%, due 4/22/2024	1,205,704	(c)
	World Omni Auto Receivables Trust
153,625	Ser. 2018-C, Class A2, 2.80%, due 1/18/2022	153,901
909,619	Ser. 2019-A, Class A2, 3.02%, due 4/15/2022	914,063
	Total Asset-Backed Securities (Cost $33,731,113)	33,788,069
Corporate Bonds 66.4%
Aerospace & Defense 1.0%
1,675,000	United Technologies Corp., (3M USD LIBOR + 0.65%), 2.55%, due 8/16/2021	1,675,318	(c)
Agriculture 2.1%
3,415,000	BAT Capital Corp., (3M USD LIBOR + 0.59%), 2.50%, due 8/14/2020	3,422,398	(c)
Auto Manufacturers 5.0%
2,150,000	American Honda Finance Corp., (3M USD LIBOR + 0.28%), 2.10%, due 10/19/2020	2,153,748	(c)
	BMW U.S. Capital LLC
1,605,000	(3M USD LIBOR + 0.37%), 2.28%, due 8/14/2020	1,607,557	(b)(c)
680,000	(3M USD LIBOR + 0.41%), 2.26%, due 4/12/2021	682,038	(b)(c)
1,610,000	Daimler Finance N.A. LLC, (3M USD LIBOR + 0.90%), 2.81%, due 2/15/2022	1,627,502	(b)(c)
1,965,000	Harley-Davidson Financial Services, Inc., (3M USD LIBOR + 0.50%), 2.39%, due 5/21/2020	1,967,199	(b)(c)
		8,038,044
Banks 22.9%
3,300,000	Bank of America Corp., (3M USD LIBOR + 1.00%), 2.80%, due 4/24/2023	3,340,920	(c)
415,000	Capital One N.A., (3M USD LIBOR + 1.15%), 2.92%, due 1/30/2023	419,993	(c)
	Citigroup, Inc.
2,270,000	(3M USD LIBOR + 0.96%), 2.75%, due 4/25/2022	2,305,100	(c)
1,345,000	(3M USD LIBOR + 0.69%), 2.48%, due 10/27/2022	1,357,983	(c)
3,690,000	Goldman Sachs Group, Inc., (3M USD LIBOR + 0.75%), 2.66%, due 2/23/2023	3,728,239	(c)
2,260,000	HSBC Holdings PLC, (3M USD LIBOR + 0.60%), 2.50%, due 5/18/2021	2,262,945	(c)
4,060,000	JPMorgan Chase & Co., (3M USD LIBOR + 0.90%), 2.69%, due 4/25/2023	4,104,853	(c)
3,865,000	Morgan Stanley, (SOFR + 0.70%), 2.28%, due 1/20/2023	3,870,178	(c)
2,335,000	PNC Bank N.A., (3M USD LIBOR + 0.45%), 2.25%, due 7/22/2022	2,347,895	(c)
2,600,000	Royal Bank of Canada, (3M USD LIBOR + 0.36%), 2.20%, due 1/17/2023	2,604,334	(c)
880,000	Santander UK PLC, (3M USD LIBOR + 0.62%), 2.53%, due 6/1/2021	884,603	(c)
2,005,000	Toronto-Dominion Bank, (SOFR + 0.48%), 2.06%, due 1/27/2023	2,006,768	(c)
2,685,000	U.S. Bank NA/Cincinnati OH, (3M USD LIBOR + 0.40%), 2.29%, due 12/9/2022	2,693,458	(c)
3,600,000	Wells Fargo & Co., (3M USD LIBOR + 1.11%), 2.91%, due 1/24/2023	3,655,294	(c)
1,300,000	Westpac Banking Corp., (3M USD LIBOR + 0.39%), 2.23%, due 1/13/2023	1,302,059	(c)
		36,884,622
Beverages 1.7%
1,745,000	Anheuser-Busch InBev Finance, Inc., (3M USD LIBOR + 1.26%), 3.02%, due 2/1/2021	1,763,774	(c)

See Notes to Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE†

$925,000	Diageo Capital PLC, (3M USD LIBOR + 0.24%), 2.14%, due 5/18/2020	$925,706	(c)
		2,689,480
Computers 1.8%
2,910,000	IBM Corp., (3M USD LIBOR + 0.40%), 2.30%, due 5/13/2021	2,924,805	(c)
Diversified Financial Services 3.5%
	American Express Co.
410,000	(3M USD LIBOR + 0.62%), 2.52%, due 5/20/2022	413,241	(c)
2,370,000	(3M USD LIBOR + 0.65%), 2.57%, due 2/27/2023	2,387,672	(c)
2,820,000	Capital One Financial Corp., (3M USD LIBOR + 0.95%), 2.84%, due 3/9/2022	2,852,529	(c)
		5,653,442
Electric 2.3%
850,000	Duke Energy Florida LLC, Ser. A, (3M USD LIBOR + 0.25%), 2.17%, due 11/26/2021	851,751	(c)
500,000	Duke Energy Progress LLC, (3M USD LIBOR + 0.18%), 2.07%, due 9/8/2020	500,597	(c)
2,280,000	Florida Power & Light Co., (3M USD LIBOR + 0.40%), 2.31%, due 5/6/2022	2,280,150	(c)
		3,632,498
Electronics 0.8%
1,295,000	Honeywell Int'l, Inc., (3M USD LIBOR + 0.37%), 2.27%, due 8/8/2022	1,301,680	(c)
Gas 1.7%
2,780,000	Dominion Energy Gas Holdings LLC, Ser. A, (3M USD LIBOR + 0.60%), 2.49%, due 6/15/2021	2,794,298	(c)
Insurance 2.2%
1,513,000	Marsh & McLennan Cos., Inc., (3M USD LIBOR + 1.20%), 3.16%, due 12/29/2021	1,514,367	(c)
2,025,000	New York Life Global Funding, (3M USD LIBOR + 0.44%), 2.29%, due 7/12/2022	2,035,695	(b)(c)
		3,550,062
Machinery - Construction & Mining 1.9%
	Caterpillar Financial Services Corp.
2,000,000	(3M USD LIBOR + 0.23%), 2.12%, due 3/15/2021	2,003,733	(c)
300,000	Ser. I, (3M USD LIBOR + 0.39%), 2.29%, due 5/17/2021	301,068	(c)
750,000	(3M USD LIBOR + 0.20%), 1.88%, due 11/12/2021	751,179	(c)
		3,055,980
Machinery Diversified 0.5%
820,000	John Deere Capital Corp., (3M USD LIBOR + 0.40%), 2.29%, due 6/7/2021	822,931	(c)
Media 1.8%
960,000	Comcast Corp., (3M USD LIBOR + 0.44%), 2.35%, due 10/1/2021	965,081	(c)
1,935,000	NBCUniversal Enterprise, Inc., (3M USD LIBOR + 0.40%), 2.31%, due 4/1/2021	1,942,966	(b)(c)
		2,908,047
Miscellaneous Manufacturer 1.2%
	General Electric Capital Corp.
340,000	(3M USD LIBOR + 0.80%), 2.63%, due 4/15/2020	340,254	(c)
1,500,000	(3M USD LIBOR + 1.00%), 2.89%, due 3/15/2023	1,510,781	(c)
		1,851,035
Oil & Gas 2.2%
1,250,000	BP Capital PLC, (3M USD LIBOR + 0.87%), 2.76%, due 9/16/2021	1,265,741	(c)
2,345,000	Occidental Petroleum Corp., (3M USD LIBOR + 1.25%), 3.15%, due 8/13/2021	2,357,801	(c)
		3,623,542
Pharmaceuticals 6.6%
2,975,000	AbbVie, Inc., (3M USD LIBOR + 0.65%), 2.54%, due 11/21/2022	3,000,885	(b)(c)

See Notes to Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE†

$1,630,000	Bayer U.S. Finance II LLC, (3M USD LIBOR + 0.63%), 2.58%, due 6/25/2021	$1,637,535	(b)(c)
1,240,000	Bristol-Myers Squibb Co., (3M USD LIBOR + 0.38%), 2.28%, due 5/16/2022	1,244,930	(b)(c)
1,860,000	Cigna Corp., (3M USD LIBOR + 0.65%), 2.55%, due 9/17/2021	1,860,207	(c)
2,870,000	CVS Health Corp., (3M USD LIBOR + 0.72%), 2.61%, due 3/9/2021	2,887,187	(c)
		10,630,744
Pipelines 2.6%
1,900,000	Kinder Morgan Energy Partners L.P., 6.85%, due 2/15/2020	1,902,498
2,205,000	MPLX L.P., (3M USD LIBOR + 0.90%), 2.79%, due 9/9/2021	2,213,098	(c)
		4,115,596
Telecommunications 4.6%
	AT&T, Inc.
3,475,000	(3M USD LIBOR + 0.95%), 2.78%, due 7/15/2021	3,511,630	(c)
115,000	(3M USD LIBOR + 0.89%), 2.80%, due 2/15/2023	116,068	(c)
3,700,000	Verizon Communications, Inc., (3M USD LIBOR + 1.00%), 2.89%, due 3/16/2022	3,760,318	(c)
		7,388,016
	Total Corporate Bonds (Cost $106,642,733)	106,962,538
NUMBER OF SHARES
Short-Term Investments 7.0%
Investment Companies 7.0%
11,305,053	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.52%(d) (Cost $11,305,053)	11,305,053	(e)
	Total Investments 98.7% (Cost $158,662,081)	159,038,864
	Other Assets Less Liabilities 1.3%	2,131,169	(f)
	Net Assets 100.0%	$161,170,033

(a)	Rate shown was the discount rate at the date of purchase.
(b)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2020, these securities amounted to $28,642,352, which represents 17.8% of net assets of the Fund.
(c)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2020 and changes periodically.
(d)	Represents 7-day effective yield as of January 31, 2020.
(e)	All or a portion of this security is segregated in connection with obligations for futures with a total value of $11,305,053.
(f)	Includes the impact of the Fund's open positions in derivatives at January 31, 2020.

See Notes to Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy Fund^

(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At January 31, 2020, open positions in futures for the Fund were as follows:
Long Futures:
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2020	20	Cattle Feeder	1,360,750	(93,290)
3/2020	144	Lead	$6,771,600	$(140,995)
3/2020	53	Nickel	4,074,375	(352,104)
3/2020	15	Palladium	3,337,050	(7,500)
3/2020	78	Primary Aluminum	3,336,450	(125,373)
3/2020	125	Zinc	6,890,625	(317,325)
4/2020	196	Brent Crude Oil	11,023,040	(644,815)
4/2020	103	Gold 100 Oz.	16,355,370	1,035,761
4/2020	173	Natural Gas	3,366,580	(106,367)
4/2020	148	New York Harbor ULSD	10,168,133	(846,872)
4/2020	125	Platinum	6,011,875	48,468
4/2020	147	RBOB Gasoline	10,303,789	(547,615)
4/2020	144	Sugar 11	2,314,368	(17,942)
4/2020	180	WTI Crude Oil	9,318,600	(616,003)
5/2020	90	Cocoa	2,520,900	13,306
5/2020	32	Coffee ‘C’	1,258,800	(113,400)
5/2020	123	Copper	7,758,225	(567,281)
5/2020	84	Cotton No.2	2,869,020	(109,274)
5/2020	146	Lead	6,862,000	(345,825)
5/2020	114	Low Sulphur Gasoil	5,719,950	(481,650)
5/2020	53	Nickel	4,092,342	(164,068)
5/2020	74	Primary Aluminum	3,194,950	(135,513)
5/2020	54	Silver	4,884,570	57,780
5/2020	118	Zinc	6,486,312	(434,387)
6/2020	108	Lean Hogs	3,319,920	(483,103)
6/2020	111	Live Cattle	4,953,930	(275,620)
7/2020	625	Corn	12,218,750	(328,106)
7/2020	220	Hard Red Winter Wheat	5,280,000	(280,454)
7/2020	101	Soybean	4,547,525	(178,012)
7/2020	190	Soybean Meal	5,726,600	(106,360)
7/2020	87	Soybean Oil	1,602,018	(134,676)
7/2020	174	Wheat	4,806,750	(210,997)
Total Long Positions			$182,735,167	$(7,009,612)
Short Futures:
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2020	144	Lead	$(6,771,600)	$327,051
3/2020	53	Nickel	(4,074,375)	162,714
3/2020	78	Primary Aluminum	(3,336,450)	141,248
3/2020	125	Zinc	(6,890,625)	453,907
5/2020	4	Nickel	(308,856)	(2,396)
Total Short Positions			$(21,381,906)	$1,082,524
Total Futures				$(5,927,088)

At January 31, 2020, the Fund had $14,716,745 deposited in a segregated account to cover margin requirements on open futures.

See Notes to Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy Fund^

(Unaudited) (cont’d)

The Fund invests in commodity-related instruments through Neuberger Berman Cayman Commodity Fund I Ltd. (the “CS Subsidiary”), which is organized under the laws of the Cayman Islands. Subscription agreements were entered into between the Fund and the CS Subsidiary with the intent that the Fund will remain the sole shareholder of the CS Subsidiary. The CS Subsidiary is governed by its own Board of Directors.

As of January 31, 2020, the value of the Fund’s investment in the CS Subsidiary was as follows:

Investment in CS Subsidiary	Percentage of Net Assets
$9,465,716	5.9%

See Notes to Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$6,983,204	$—	$6,983,204
Asset-Backed Securities	—	33,788,069	—	33,788,069
Corporate Bonds(a)	—	106,962,538	—	106,962,538
Short-Term Investments	—	11,305,053	—	11,305,053
Total Investments	$—	$159,038,864	$—	$159,038,864

(a)	The Consolidated Schedule of Investments provides information on the industry or sector categorization for the portfolio.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2020:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$2,240,235	$—	$—	$2,240,235
Liabilities	(8,167,323)	—	—	(8,167,323)
Total	$(5,927,088)	$—	$—	$(5,927,088)

(a)	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^ A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

Schedule of Investments Global Allocation Fund^

(Unaudited) January 31, 2020

Number of Shares		Value
Common Stocks 38.7%
Australia 0.7%
1,707	Aurizon Holdings Ltd.	$6,119
1,174	BHP Group Ltd.	30,106
70	BHP Group PLC	1,534
169	Rio Tinto Ltd.	10,966
620	Rio Tinto PLC	33,436
26	Rio Tinto PLC ADR	1,389
1,429	Santos Ltd.	8,202
2,709	Vicinity Centres	4,572
805	Woodside Petroleum Ltd.	18,443
		114,767
Austria 0.0%(a)
326	Telekom Austria AG	2,621	*
Belgium 0.1%
187	Ageas	10,322
90	Proximus SADP	2,567
62	Solvay SA	6,432
		19,321
Canada 0.9%
12	Agnico Eagle Mines Ltd.	742
34	Barrick Gold Corp.	630
127	BCE, Inc.	5,984
248	Brookfield Asset Management, Inc. Class A	15,180
36	Enbridge, Inc.	1,464
238	Great-West Lifeco, Inc.	6,167
309	National Bank of Canada	17,145
123	Power Corp. of Canada	3,069
222	Power Financial Corp.	5,762
113	Rogers Communications, Inc. Class B	5,658
608	Sun Life Financial, Inc.	28,585
28	Suncor Energy, Inc.	857
149	Suncor Energy, Inc.	4,554
740	Toronto-Dominion Bank	40,897
53	Waste Connections, Inc.	5,105
		141,799
China 0.1%
42	Alibaba Group Holding Ltd. ADR	8,677	*
Denmark 0.1%
14	Carlsberg A/S Class B	2,050
136	Novo Nordisk A/S Class B	8,326
		10,376
Finland 0.1%
121	Elisa OYJ	7,292
228	UPM-Kymmene OYJ	7,214
		14,506
France 0.6%
60	Arkema SA	5,524
131	Capgemini SE	16,323
76	Eiffage SA	8,829
3	Kering SA	1,847
168	Klepierre SA	5,726
107	Peugeot SA	2,208
103	Sanofi	$9,932
207	Schneider Electric SE	20,781
254	TOTAL SA	12,436
163	Vinci SA	18,114
		101,720
Germany 0.2%
73	adidas AG	23,138
65	Deutsche Telekom AG	1,053
37	Hannover Rueck SE	7,202
		31,393
Hong Kong 0.3%
147	Athene Holding Ltd. Class A	6,404	*
1,500	CLP Holdings Ltd.	15,599
3,000	HKT Trust & HKT Ltd.	4,478
2,000	Sino Land Co. Ltd.	2,726
1,000	Wharf Real Estate Investment Co. Ltd.	5,164
1,000	Wheelock & Co. Ltd.	6,087
		40,458
Israel 0.1%
1,636	Bank Leumi Le-Israel BM	11,762
29	Check Point Software Technologies Ltd.	3,315	*
20	Wix.com Ltd.	2,854	*
		17,931
Italy 0.3%
931	Assicurazioni Generali SpA	18,167
9,423	Intesa Sanpaolo SpA	23,467
528	Mediobanca Banca di Credito Finanziario SpA	5,277
1,371	Snam SpA	7,355
		54,266
Japan 2.1%
300	Ajinomoto Co., Inc.	4,941
100	Asahi Group Holdings Ltd.	4,636
1,400	Astellas Pharma, Inc.	24,738
100	Daito Trust Construction Co. Ltd.	11,780
100	EDION Corp.	1,034
400	FUJIFILM Holdings Corp.	19,866
200	Hankyu Hanshin Holdings, Inc.	8,114
500	Hitachi Ltd.	19,044
800	Inpex Corp.	7,467
1,100	ITOCHU Corp.	25,697
1,000	Japan Tobacco, Inc.	21,144
100	Mitsubishi Heavy Industries Ltd.	3,648
500	Nippon Telegraph & Telephone Corp.	12,749
400	Nomura Research Institute Ltd.	8,802
600	NTT DOCOMO, Inc.	17,047
2	Orix JREIT, Inc.	4,226
500	Sekisui House Ltd.	10,751
500	Shimizu Corp.	5,128
300	Shionogi & Co. Ltd.	17,842
1,600	Sumitomo Corp.	23,799
100	Sumitomo Mitsui Financial Group, Inc.	3,516

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

Number of Shares		Value
400	Tokio Marine Holdings, Inc.	$21,713
500	Toyota Motor Corp.	34,764
2	United Urban Investment Corp.	3,583
300	USS Co. Ltd.	5,445
		321,474
Netherlands 0.6%
18	AerCap Holdings NV	1,019	*
75	ASML Holding NV	21,049
1,243	Koninklijke Ahold Delhaize NV	30,604
541	Royal Dutch Shell PLC Class A	14,248
287	Wolters Kluwer NV	21,619
		88,539
New Zealand 0.0%(a)
1,517	Spark New Zealand Ltd.	4,544
Norway 0.0%(a)
387	Telenor ASA	7,024
Singapore 0.1%
2,500	Ascendas Real Estate Investment Trust	5,756
700	Singapore Exchange Ltd.	4,441
3,100	Singapore Telecommunications Ltd.	7,458
1,500	Wilmar International Ltd.	4,271
		21,926
Spain 0.7%
356	Amadeus IT Group SA	27,961
1,723	Banco Bilbao Vizcaya Argentaria SA	8,921
317	Endesa SA	8,708
1,078	Iberdrola SA	11,800
927	Industria de Diseno Textil SA	31,223
293	Naturgy Energy Group SA	7,734
428	Red Electrica Corp. SA	8,561
		104,908
Sweden 0.3%
688	Hennes & Mauritz AB, B Shares	15,126
165	Investor AB, B Shares	9,053
1,087	Skandinaviska Enskilda Banken AB, Class A	10,754
260	SKF AB, B Shares	4,772
		39,705
Switzerland 0.9%
126	Adecco Group AG	7,417
16	Geberit AG	8,458
161	Nestle SA	17,782
119	Nestle SA ADR	13,121
336	Novartis AG	31,803
60	Novartis AG ADR	5,671
78	Roche Holding AG	26,262
82	Zurich Insurance Group AG	34,113
		144,627
United Kingdom 1.3%
348	Ashtead Group PLC	11,282
74	Diageo PLC	2,941
1,397	GlaxoSmithKline PLC	32,910
329	Halma PLC	9,154
1,843	HSBC Holdings PLC	13,429
54	Linde PLC	10,969
114	Next PLC	10,375
859	Sage Group PLC	8,376
34	Unilever NV NY Shares	$1,981
282	Unilever NV	16,482
347	Unilever PLC	20,773
30	Unilever PLC ADR	1,793
93	Aon PLC	20,483
788	Barratt Developments PLC	8,354
671	RELX PLC	17,836
900	SEGRO PLC	10,822
		197,960
United States 29.2%
121	Activision Blizzard, Inc.	7,076
69	Advance Auto Parts, Inc.	9,091
684	Aflac, Inc.	35,274
26	Air Products & Chemicals, Inc.	6,206
56	Alcoa Corp.	781	*
68	Alexion Pharmaceuticals, Inc.	6,759	*
105	Allstate Corp.	12,447
69	Alphabet, Inc. Class A	98,862	*
24	Alphabet, Inc. Class C	34,421	*
553	Altice USA, Inc. Class A	15,130	*
288	Altria Group, Inc.	13,689
94	Amazon.com, Inc.	188,820	*(b)
56	Ameren Corp.	4,595
110	American Electric Power Co., Inc.	11,464
93	American Homes 4 Rent Class A	2,542
305	Americold Realty Trust	10,513
115	Ameriprise Financial, Inc.	19,022
217	AMETEK, Inc.	21,082
121	Amphenol Corp. Class A	12,036
197	Analog Devices, Inc.	21,621
10	Apergy Corp.	259	*
866	Apple, Inc.	268,036
42	Aptiv PLC	3,561
25	Ashland Global Holdings, Inc.	1,849
109	Assurant, Inc.	14,231
1,413	AT&T, Inc.	53,157
23	Autodesk, Inc.	4,528	*
56	AvalonBay Communities, Inc.	12,135
800	Bank of America Corp.	26,264
276	Bellring Brands, Inc. Class A	5,973	*
15	Biogen, Inc.	4,033	*
95	BioMarin Pharmaceutical, Inc.	7,932	*
158	Black Knight, Inc.	10,573	*
12	BlackRock, Inc.	6,328
107	Blackstone Group, Inc. Class A	6,534
67	Boeing Co.	21,324
2	Booking Holdings, Inc.	3,661	*
454	Boston Scientific Corp.	19,009	*
943	Bristol-Myers Squibb Co.	59,362
89	Cabot Oil & Gas Corp.	1,254
9	Cactus, Inc. Class A	259
57	Camden Property Trust	6,408
297	Carlyle Group, Inc.	9,647
51	Caterpillar, Inc.	6,699
182	CDW Corp.	23,742
30	Cheniere Energy, Inc.	1,777	*
625	Chevron Corp.	66,962	(b)
124	Chubb Ltd.	18,847
72	Cigna Corp.	13,851
1,506	Cisco Systems, Inc.	69,231	(b)
654	Citigroup, Inc.	48,664

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

Number of Shares		Value
435	Citizens Financial Group, Inc.	$16,217
73	CMS Energy Corp.	5,001
1,683	Comcast Corp. Class A	72,689
24	Comerica, Inc.	1,468
37	Concho Resources, Inc.	2,804
478	ConocoPhillips	28,408
30	Constellation Brands, Inc. Class A	5,649
47	Cooper Cos., Inc.	16,304
221	Crocs, Inc.	8,378	*
30	Crowdstrike Holdings, Inc. Class A	1,833	*
29	Crown Holdings, Inc.	2,147	*
721	CSX Corp.	55,041
38	Cummins, Inc.	6,079
32	Deere & Co.	5,075
204	Delta Air Lines, Inc.	11,371
65	Devon Energy Corp.	1,412
131	Discover Financial Services	9,842
136	DISH Network Corp. Class A	4,999	*
87	Dollar General Corp.	13,347
88	Dominion Energy, Inc.	7,546
82	Dover Corp.	9,336
93	DTE Energy Co.	12,333
46	Easterly Government Properties, Inc.	1,114
494	Eaton Corp. PLC	46,668	(b)
29	Ecolab, Inc.	5,687
55	Electronic Arts, Inc.	5,936	*
93	Eli Lilly & Co.	12,986
205	Emerson Electric Co.	14,684
58	Entegris, Inc.	3,002
65	EOG Resources, Inc.	4,739
20	Equifax, Inc.	2,998
454	Equitable Holdings, Inc.	10,905
230	Equity LifeStyle Properties, Inc.	16,732
151	Equity Residential	12,545
187	Evergy, Inc.	13,494
448	Exelon Corp.	21,320
307	Exxon Mobil Corp.	19,071
227	Facebook, Inc. Class A	45,834	*
29	FedEx Corp.	4,195
21	Ferguson PLC	1,886
269	FGL Holdings	2,596
180	Fidelity National Information Services, Inc.	25,859
96	FirstEnergy Corp.	4,876
30	FMC Corp.	2,868
162	Gaming and Leisure Properties, Inc.	7,655
143	General Motors Co.	4,775
359	Gilead Sciences, Inc.	22,689
533	Hartford Financial Services Group, Inc.	31,596
88	HD Supply Holdings, Inc.	3,585	*
82	Hill-Rom Holdings, Inc.	8,732
240	Home Depot, Inc.	54,744
340	Honeywell International, Inc.	58,895
34	Humana, Inc.	11,432
17	IBM Corp.	2,443
180	IHS Markit Ltd.	14,195	*
24	Illumina, Inc.	6,962	*
107	Ingersoll-Rand PLC	14,256
145	Intel Corp.	9,270
228	Intercontinental Exchange, Inc.	22,741
311	International Paper Co.	12,664
83	Intuit, Inc.	$23,272
69	Invitation Homes, Inc.	2,171
41	Jacobs Engineering Group, Inc.	3,794
766	Johnson & Johnson	114,034	(b)
118	Johnson Controls International PLC	4,655
768	JPMorgan Chase & Co.	101,652	(b)
20	Kennedy-Wilson Holdings, Inc.	431
215	Kinder Morgan, Inc.	4,487
132	Lam Research Corp.	39,364
6	Lear Corp.	739
94	Leidos Holdings, Inc.	9,444
75	Lennar Corp. Class A	4,977
60	Liberty Media Corp.-Liberty Formula One Class C	2,807	*
58	Lincoln National Corp.	3,160
439	LKQ Corp.	14,349	*
112	LyondellBasell Industries NV Class A	8,720
63	Marriott International, Inc. Class A	8,824
11	Martin Marietta Materials, Inc.	2,902
352	McDonald's Corp.	75,317
686	Medtronic PLC	79,192	(b)
219	Merck & Co., Inc.	18,711
1,498	Microsoft Corp.	255,005	(b)
95	Mid-America Apartment Communities, Inc.	13,035
15	Mohawk Industries, Inc.	1,975	*
596	Mondelez International, Inc. Class A	34,198
158	Monster Beverage Corp.	10,523	*
820	Morgan Stanley	42,853
223	Motorola Solutions, Inc.	39,471
39	Netflix, Inc.	13,458	*
79	Newmont Goldcorp Corp.	3,560
22	NextEra Energy Partners LP	1,249
52	NextEra Energy, Inc.	13,946
635	NIKE, Inc. Class B	61,150
104	NiSource, Inc.	3,048
31	Northrop Grumman Corp.	11,612
170	Norwegian Cruise Line Holdings Ltd.	9,154	*
29	NRG Energy, Inc.	1,070
297	Nucor Corp.	14,105
128	nVent Electric PLC	3,187
31	OGE Energy Corp.	1,421
197	Omnicom Group, Inc.	14,836
55	ONEOK, Inc.	4,118
8	Outfront Media, Inc.	238
12	Packaging Corp. of America	1,149
40	Parker-Hannifin Corp.	7,828
264	Peloton Interactive, Inc. Class A	8,543	*
434	PepsiCo, Inc.	61,637
573	Pfizer, Inc.	21,338
356	Phillips 66	32,528
28	Pioneer Natural Resources Co.	3,780
389	PNC Financial Services Group, Inc.	57,786	(b)
186	PPG Industries, Inc.	22,290
70	Premier, Inc. Class A	2,434	*
756	Procter & Gamble Co.	94,213
201	Progressive Corp.	16,219
51	Prologis, Inc.	4,737
45	Proofpoint, Inc.	5,526	*
77	Range Resources Corp.	231

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

Number of Shares	Value†
402	RealReal, Inc.	$5,817	*
24	Redwood Trust, Inc.	423
33	Reliance Steel & Aluminum Co.	3,788
190	Resideo Technologies, Inc.	1,934	*
49	S&P Global, Inc.	14,393
209	SailPoint Technologies Holding, Inc.	5,244	*
113	salesforce.com, Inc.	20,601	*
108	Schlumberger Ltd.	3,619
39	Sempra Energy	6,265
115	Sensata Technologies Holding PLC	5,436	*
75	Service Corp. International	3,596
33	ServiceNow, Inc.	11,162	*
27	Sherwin-Williams Co.	15,039
24	Simon Property Group, Inc.	3,196
101	Smartsheet, Inc. Class A	4,896	*
186	SmileDirectClub, Inc.	2,491	*
40	Southern Copper Corp.	1,507
2,516	Sprint Corp.	10,995	*
208	Sprouts Farmers Market, Inc.	3,251	*
35	Stanley Black & Decker, Inc.	5,577
13	Starbucks Corp.	1,103
619	Starwood Property Trust, Inc.	15,884
60	Steel Dynamics, Inc.	1,793
51	Sysco Corp.	4,189
287	T-Mobile US, Inc.	22,728	*
433	TE Connectivity Ltd.	39,914
573	Texas Instruments, Inc.	69,132	(b)
109	Textron, Inc.	5,006
209	Thermo Fisher Scientific, Inc.	65,457
30	Toll Brothers, Inc.	1,331
16	TransDigm Group, Inc.	10,292
129	TransUnion	11,829
212	Travelers Cos., Inc.	27,903
69	U.S. Bancorp	3,672
42	Uber Technologies, Inc.	1,524	*
339	Union Pacific Corp.	60,823
28	United Airlines Holdings, Inc.	2,094	*
26	United Rentals, Inc.	3,528	*
100	United Technologies Corp.	15,020
257	UnitedHealth Group, Inc.	70,020
16	Universal Display Corp.	2,819
144	US Foods Holding Corp.	5,784	*
143	Valero Energy Corp.	12,056
17	Verisk Analytics, Inc.	2,762
943	Verizon Communications, Inc.	56,052
58	Vertex Pharmaceuticals, Inc.	13,169	*
431	Virgin Galactic Holdings, Inc.	7,392	*
312	Visa, Inc. Class A	62,079
496	Vistra Energy Corp.	11,170
628	Walmart, Inc.	71,900	(b)
223	Walt Disney Co.	30,843
114	WEC Energy Group, Inc.	11,387
37	Western Digital Corp.	2,423
22	Westlake Chemical Corp.	1,346
54	WEX, Inc.	11,714	*
139	Weyerhaeuser Co.	4,024
138	Williams Cos., Inc.	2,855
86	WP Carey, Inc.	7,234
102	WPX Energy, Inc.	1,219	*
25	WR Grace & Co.	1,684
74	XPO Logistics, Inc.	6,580	*
132	Zimmer Biomet Holdings, Inc.	19,523
361	Zoetis, Inc.	$48,450
		4,564,819
Total Common Stocks (Cost $5,483,746)		6,053,361
Principal Amount
U.S. Treasury Obligations 3.1%
$ 50,000	U.S. Treasury Bill, 1.51%, due 5/28/2020	49,757	(b)(c)
20,000	U.S. Treasury Bond, 3.00%, due 5/15/2045	23,911
	U.S. Treasury Inflation-Indexed Bonds(d)
14,491	3.38%, due 4/15/2032	20,530
180,293	1.00%, due 2/15/2046–2/15/2048	214,793	(b)
	U.S. Treasury Notes
35,000	2.50%, due 6/30/2020	35,126
55,000	2.25%, due 4/15/2022–2/15/2027	56,625
30,000	2.75%, due 2/15/2028	32,941
40,000	2.88%, due 8/15/2028	44,480	(b)
Total U.S. Treasury Obligations (Cost $451,000)		478,163
U.S. Government Agency Securities 0.7%
80,000	Federal Home Loan Bank, 5.50%, due 7/15/2036 (Cost $104,305)	117,438

Mortgage-Backed Securities 8.4%
Collateralized Mortgage Obligations 1.9%
	Fannie Mae Connecticut Avenue Securities
28,000	Ser. 2017-C02, Class 2M2 (1M USD LIBOR + 3.65%), 5.31%, due 9/25/2029	29,585	(e)
25,000	Ser. 2017-C03, Class 1M2 (1M USD LIBOR + 3.00%), 4.66%, due 10/25/2029	26,233	(e)
70,000	Ser. 2017-C04, Class 2M2 (1M USD LIBOR + 2.85%), 4.51%, due 11/25/2029	72,617	(e)
73,595	Ser. 2017-C05, Class 1M2 (1M USD LIBOR + 2.20%), 3.86%, due 1/25/2030	74,977	(e)
55,000	Ser. 2017-C06, Class 1M2 (1M USD LIBOR + 2.65%), 4.31%, due 2/25/2030	56,536	(e)
18,155	Ser. 2017-C06, Class 2M2 (1M USD LIBOR + 2.80%), 4.46%, due 2/25/2030	18,654	(e)
18,950	Ser. 2018-C02, Class 2M2 (1M USD LIBOR + 2.20%), 3.86%, due 8/25/2030	19,224	(e)
		297,826
Ginnie Mae 1.4%
	Pass-Through Certificates
150,000	3.00%, TBA, 30 Year Maturity	154,234	(f)
65,000	3.50%, TBA, 30 Year Maturity	67,052	(f)
		221,286

Uniform Mortgage-Backed Securities 5.1%
	Pass-Through Certificates

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

Principal Amount		Value
$ 95,000	2.50%, TBA, 15 Year Maturity	$ 96,689	(f)
80,000	3.00%, TBA, 15 Year Maturity	82,403	(f)
290,000	3.50%, TBA, 30 Year Maturity	299,380	(f)
305,000	3.00%, TBA, 30 Year Maturity	311,886	(f)
		790,358
Total Mortgage-Backed Securities (Cost $1,299,558)		1,309,470
Corporate Bonds 10.0%
Belgium 0.4%
	Anheuser-Busch InBev Worldwide, Inc.
20,000	4.75%, due 4/15/2058	24,729
15,000	4.60%, due 4/15/2048	18,121
15,000	5.80%, due 1/23/2059	21,620
		64,470
Canada 0.1%
10,000	Canadian Natural Resources Ltd., 4.95%, due 6/1/2047	12,138
Ireland 0.1%
25,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, due 10/1/2025	27,407
Mexico 0.2%
25,000	Grupo Bimbo SAB de CV, 4.70%, due 11/10/2047	27,991	(g)
United Kingdom 0.5%
15,000	AstraZeneca PLC, 3.50%, due 8/17/2023	15,855
30,000	British Telecommunications PLC, 3.25%, due 11/8/2029	30,641	(g)
30,000	HSBC Holdings PLC, 6.00%, due 5/22/2027	32,175	(h)(i)
		78,671
United States 8.7%
30,000	Abbott Laboratories, 3.75%, due 11/30/2026	33,306
	AbbVie, Inc.
5,000	2.95%, due 11/21/2026	5,165	(g)
10,000	3.20%, due 11/21/2029	10,446	(g)
10,000	4.05%, due 11/21/2039	10,908	(g)
20,000	4.70%, due 5/14/2045	22,953
25,000	4.25%, due 11/21/2049	27,022	(g)
25,000	Air Lease Corp., 2.30%, due 2/1/2025	25,024
20,000	Apple, Inc., 4.65%, due 2/23/2046	26,062
	AT&T, Inc.
5,000	4.35%, due 6/15/2045	5,538
25,000	5.45%, due 3/1/2047	31,672
20,000	4.50%, due 3/9/2048	22,570
	Bank of America Corp.
15,000	2.74%, due 1/23/2022	15,125	(h)
20,000	3.71%, due 4/24/2028	21,780	(h)
15,000	3.97%, due 3/5/2029	16,713	(h)
15,000	Cigna Corp., 4.80%, due 8/15/2038	17,976
	Citigroup, Inc.
30,000	3.89%, due 1/10/2028	32,846	(h)
10,000	3.52%, due 10/27/2028	10,764	(h)
	Comcast Corp.
$ 10,000	4.00%, due 8/15/2047	$11,543
25,000	4.95%, due 10/15/2058	33,993
15,000	Concho Resources, Inc., 4.88%, due 10/1/2047	17,395
	CVS Health Corp.
20,000	4.30%, due 3/25/2028	22,189
25,000	5.05%, due 3/25/2048	30,205
30,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.45%, due 6/15/2023	32,869	(g)
	DTE Energy Co.
15,000	2.25%, due 11/1/2022	15,115
20,000	3.40%, due 6/15/2029	21,202
	Energy Transfer Operating L.P.
30,000	6.63%, due 2/15/2028	28,350	(h)(i)
35,000	7.13%, due 5/15/2030	35,788	(h)(i)
15,000	6.25%, due 4/15/2049	17,788
20,000	Equitable Holdings, Inc., 5.00%, due 4/20/2048	23,014
20,000	Evergy, Inc., 2.90%, due 9/15/2029	20,526
25,000	Fox Corp., 5.58%, due 1/25/2049	32,929	(g)
20,000	General Electric Co., 5.88%, due 1/14/2038	25,732
5,000	General Motors Financial Co., Inc., 5.10%, due 1/17/2024	5,486
	Goldman Sachs Group, Inc.
15,000	3.69%, due 6/5/2028	16,287	(h)
20,000	3.81%, due 4/23/2029	21,949	(h)
5,000	4.02%, due 10/31/2038	5,663	(h)
10,000	5.15%, due 5/22/2045	12,949
	HCA, Inc.
10,000	4.13%, due 6/15/2029	10,831
20,000	5.25%, due 6/15/2049	23,210
15,000	Healthcare Trust of America Holdings L.P., 3.10%, due 2/15/2030	15,471
15,000	HP Enterprise Co., 3.60%, due 10/15/2020	15,165
	IBM Corp.
50,000	4.15%, due 5/15/2039	58,940
25,000	4.25%, due 5/15/2049	30,099
20,000	Kinder Morgan Energy Partners L.P., 4.15%, due 2/1/2024	21,425
20,000	Kinder Morgan, Inc., 5.55%, due 6/1/2045	24,012
	Kraft Heinz Foods Co.
30,000	3.75%, due 4/1/2030	31,786	(g)
5,000	4.88%, due 10/1/2049	5,494	(g)
5,000	Kroger Co., 5.40%, due 1/15/2049	6,238
30,000	Morgan Stanley, 3.59%, due 7/22/2028	32,468	(h)
20,000	MPLX L.P., 4.70%, due 4/15/2048	20,474
10,000	Mylan NV, 3.95%, due 6/15/2026	10,676
20,000	Mylan, Inc., 4.55%, due 4/15/2028	22,096
	Occidental Petroleum Corp.
20,000	3.20%, due 8/15/2026	20,640
20,000	3.50%, due 8/15/2029	20,650
10,000	4.30%, due 8/15/2039	10,402
45,000	Plains All American Pipeline L.P./PAA Finance Corp., 3.55%, due 12/15/2029	44,857
40,000	Synchrony Financial, 2.85%, due 7/25/2022	40,780
10,000	UnitedHealth Group, Inc., 3.88%, due 8/15/2059	11,111

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

Principal Amount		Value
$25,000	Verizon Communications, Inc., 4.52%, due 9/15/2048	$31,101
55,000	Wells Fargo & Co., 2.41%, due 10/30/2025	55,919	(h)
30,000	Zimmer Biomet Holdings, Inc., 3.55%, due 4/1/2025	32,025
		1,362,712
Total Corporate Bonds (Cost $1,438,330)		1,573,389
Asset-Backed Securities 2.5%
100,000	American Express Credit Account Master Trust, Ser. 2019-1, Class A, 2.87%, due 10/15/2024	102,934
100,000	Bear Stearns Asset-Backed Securities Trust, Ser. 2006-SD2, Class M2, (1M USD LIBOR + 0.80%), 2.46%, due 6/25/2036	100,869	(e)
20,000	Capital One Multi-Asset Execution Trust, Ser. 2016-A7, Class A7, (1M USD LIBOR + 0.51%), 2.19%, due 9/16/2024	20,122	(e)
	World Omni Auto Receivables Trust
70,000	3.04%, due 5/15/2024	71,497
90,000	3.13%, due 11/15/2023	91,764
Total Asset-Backed Securities (Cost $372,251)		387,186
Number of Shares
Exchange-Traded Funds 0.1%
72	iShares Russell 1000 ETF (Cost $12,365)	12,862
Investment Companies(j)39.4%
120,694	Neuberger Berman Commodity Strategy Fund Institutional Class	680,714
40,021	Neuberger Berman Emerging Markets Debt Fund Institutional Class	350,583
46,777	Neuberger Berman Emerging Markets Equity Fund Class R6	919,628
69,377	Neuberger Berman Floating Rate Income Fund Institutional Class	673,652
8,635	Neuberger Berman Genesis Fund Class R6	500,743
132,678	Neuberger Berman High Income Bond Fund Class R6	1,139,704
131,899	Neuberger Berman International Select Fund Class R6	1,719,962	(k)
19,039	Neuberger Berman Short Duration High Income Fund Institutional Class	182,207
Total Investment Companies (Cost $5,831,669)		6,167,193
Total Purchased Options(l) 0.0%(a) 2,384 (Cost $1,776)
Short-Term Investments 0.9%
Investment Companies 0.9%
149,010	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.52%(m) (Cost $149,010)	149,010	(k)
		Value
Total Investments 103.8% (Cost $15,144,010) $		16,250,456
Liabilities Less Other Assets (3.8)%	(592,379)		(n)
Net Assets 100.0%		$15,658,077

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets of the Fund.
(b)	All or a portion of the security is pledged as collateral for futures and/or options written.
(c)	Rate shown was the discount rate at the date of purchase.
(d)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(e)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2020 and changes periodically.
(f)	TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities (excluding forward sales contracts, if any) at January 31, 2020 amounted to $1,011,644, which represents 6.5% of net assets of the Fund.
(g)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2020, these securities amounted to $215,251, which represents 1.4% of net assets of the Fund.
(h)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(i)	Perpetual Bond Security. The rate reflected was the rate in effect on January 31, 2020. The maturity date reflects the next call date.
(j)	Affiliated company as defined under the Investment Company Act of 1940, as amended (see Note § below).
(k)	All or a portion of this security is segregated in connection with obligations for to be announced securities, when issued securities, options written, futures, forward foreign currency contracts and/or swaps with a total value of $1,868,972.
(l)	See "Purchased option contracts" under Derivative Instruments.
(m)	Represents 7-day effective yield as of January 31, 2020.
(n)	Includes the impact of the Fund's open positions in derivatives at January 31, 2020.

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

POSITIONS BY INDUSTRY

Industry	Investments at Value	Percentage of Net Assets
Investment Companies*	$6,167,193	39.4%
Mortgage-Backed Securities	1,309,470	8.4%
Banks	665,529	4.2%
Pharmaceuticals	627,856	4.0%
U.S. Treasury Obligations	478,163	3.1%
Asset-Backed Securities	387,186	2.5%
Insurance	344,678	2.2%
Software	343,758	2.2%
Technology Hardware, Storage & Peripherals	290,325	1.8%
Oil, Gas & Consumable Fuels	255,372	1.6%
Internet & Direct Marketing Retail	206,975	1.3%
Pipelines	192,694	1.2%
Media	186,119	1.2%
Interactive Media & Services	179,117	1.1%
IT Services	178,052	1.1%
Semiconductors & Semiconductor Equipment	166,257	1.1%
Diversified Telecommunication Services	164,979	1.0%
Computers	163,135	1.0%
Beverages	151,906	1.0%
Health Care Equipment & Supplies	145,251	0.9%
Capital Markets	141,139	0.9%
Equity Real Estate Investment Trusts	138,964	0.9%
Road & Rail	131,621	0.8%
Telecommunications	121,522	0.8%
U.S. Government Agency Securities	117,438	0.7%
Specialty Retail	116,663	0.7%
Diversified Financial Services	115,765	0.7%
Food & Staples Retailing	115,728	0.7%
Electrical Equipment	111,838	0.7%
Electric Utilities	111,189	0.7%
Communications Equipment	108,702	0.7%
Metals & Mining	104,337	0.7%
Electronic Equipment, Instruments & Components	103,890	0.7%
Health Care Providers & Services	97,737	0.6%
Textiles, Apparel & Luxury Goods	94,513	0.6%
Hotels, Restaurants & Leisure	94,398	0.6%
Household Products	94,213	0.6%
Chemicals	88,614	0.6%
Oil & Gas	81,225	0.5%
Professional Services	78,656	0.5%
Food Products	74,313	0.5%
Life Sciences Tools & Services	72,419	0.5%
Food	71,509	0.5%
Trading Companies & Distributors	70,796	0.5%
Aerospace & Defense	70,646	0.5%
Healthcare - Products	65,331	0.4%
Machinery	63,270	0.4%
Entertainment	60,120	0.4%
Industrial Conglomerates	58,895	0.4%
Electric	56,843	0.4%
Wireless Telecommunication Services	56,428	0.4%
Biotechnology	54,582	0.3%
Multi-Utilities	50,175	0.3%
Personal Products	47,002	0.3%
Healthcare - Services	45,152	0.3%
Automobiles	41,747	0.3%
Construction & Engineering	35,865	0.2%
Tobacco	34,833	0.2%
Household Durables	27,388	0.2%
Real Estate Management & Development	26,188	0.2%
Miscellaneous Manufacturers	25,732	0.2%
Multiline Retail	23,722	0.2%
Mortgage Real Estate Investment Trusts	16,307	0.1%
Containers & Packaging	15,960	0.1%

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

	Investments at Value	Percentage of Net Assets
Real Estate Investment Trusts	15,471	0.1%
Gas Utilities	15,089	0.1%
Building Products	15,047	0.1%
Distributors	14,349	0.1%
Independent Power and Renewable Electricity Producers	13,489	0.1%
Airlines	13,465	0.1%
Exchange-Traded Funds*	12,862	0.1%
Air Freight & Logistics	10,775	0.1%
Consumer Finance	9,842	0.1%
Leisure Products	8,543	0.1%
Paper & Forest Products	7,214	0.0%
Auto Manufacturers	5,486	0.0%
Commercial Services & Supplies	5,105	0.0%
Auto Components	4,300	0.0%
Energy Equipment & Services	4,137	0.0%
Diversified Consumer Services	3,596	0.0%
Construction Materials	2,902	0.0%
Short-Term Investments and Other Liabilities-Net	(440,985)	(2.8)%

	$15,658,077	100.0%

*	Each position is an Investment Company under the 1940 Act, as amended, and is not treated as an industry for purposes of the Fund’s policy on industry concentration. This represents the aggregate of all investment companies.

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At January 31, 2020, open positions in futures for the Fund were as follows:
Long Futures:
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
2/2020	1	HSCEI Index	$65,988	$(2,195)
3/2020	1	ASX SPI 200 Index	116,375	2,343
3/2020	1	Canadian Bond, 10 Year	107,428	2,222
3/2020	3	Euro STOXX 50 Index	121,075	(3,859)
3/2020	3	FTSE100 Index	285,921	(11,944)
3/2020	2	MSCI EAFE Index	197,650	(5,275)
3/2020	3	MSCI Emerging Markets Index	157,515	(9,226)
3/2020	2	Nikkei 225 Index	227,300	(5,930)
3/2020	4	U.S. Treasury Note, 2 Year	865,438	2,856
3/2020	10	U.S. Treasury Note, 10 Year	1,316,562	20,751
Total Long Positions			$3,461,252	$(10,257)
Short Futures:
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2020	5	Euro-Bund	$(970,640)	$(12,843)
3/2020	2	MSCI Emerging Markets Index	(105,010)	7,174
3/2020	1	Nikkei 225 Index	(213,465)	2,307
3/2020	1	S&P 500 E-Mini Index	(161,200)	(46)
3/2020	2	U.S. Treasury Long Bond	(327,063)	(11,599)
3/2020	7	U.S. Treasury Note, 5 Year	(842,242)	(8,957)
3/2020	2	U.S. Treasury Note, Ultra 10 Year	(291,313)	(6,563)
3/2020	1	U.S. Treasury Ultra Long Bond	(193,687)	(5,805)
Total Short Positions			$(3,104,620)	$(36,332)
Total Futures				$(46,589)

At January 31, 2020, the Fund had $234,727 deposited in a segregated account to cover margin requirements on open futures.

The Fund had securities pledged in the amount of $24,879 to cover collateral requirements on open futures.

Forward foreign currency contracts ("forward contracts")

At January 31, 2020, open forward contracts for the Fund were as follows:

Currency Purchased			Currency Sold	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

221,041	USD	319,423	AUD	SCB	4/22/2020	$6,903
699,354	USD	1,011,074	AUD	JPM	4/22/2020	21,541
390,322	USD	565,213	AUD	RBC	4/22/2020	11,410
209,819	USD	303,402	AUD	SSB	4/22/2020	6,422
67,643	USD	88,379	CAD	SCB	4/22/2020	863
590,762	USD	771,623	CAD	GSI	4/22/2020	7,716
42,502	USD	56,201	CAD	GSI	4/22/2020	36
406,735	USD	531,436	CAD	JPM	4/22/2020	5,176
464,397	USD	607,284	CAD	RBC	4/22/2020	5,527
561,485	USD	733,681	CAD	SSB	4/22/2020	7,108
85,768	CHF	89,162	USD	CITI	4/22/2020	366
370,745	CHF	385,538	USD	GSI	4/22/2020	1,461
64,450	CHF	66,935	USD	GSI	4/22/2020	341
61,845	CHF	64,426	USD	GSI	4/22/2020	130
31,175	CHF	32,476	USD	GSI	4/22/2020	66
210,264	CHF	218,647	USD	SSB	4/22/2020	835
16,902	CHF	17,462	USD	SSB	4/22/2020	181

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

2,729	USD	2,101,249	CLP	GSI	4/22/2020	105
19,163	USD	433,378	CZK	GSI	4/22/2020	105
50,678	EUR	56,343	USD	GSI	4/22/2020	130
436,508	USD	389,458	EUR	CITI	4/22/2020	2,515
44,964	USD	40,068	EUR	GSI	4/22/2020	314
43,048	USD	38,599	EUR	RBC	4/22/2020	35
1,759,143	USD	1,572,601	EUR	SSB	4/22/2020	6,710
704,494	GBP	918,817	USD	JPM	4/22/2020	13,405
401,617	GBP	523,403	USD	RBC	4/22/2020	8,036
107,798	GBP	140,643	USD	SG	4/22/2020	2,001
64,490	USD	19,194,228	HUF	CITI	4/22/2020	1,201
21,832	USD	6,497,706	HUF	SSB	4/22/2020	407
46,414,320	JPY	424,177	USD	SCB	4/22/2020	5,984
77,810,324	JPY	711,929	USD	CITI	4/22/2020	9,206
16,759,379	JPY	153,323	USD	RBC	4/22/2020	2,000
26,040,196	JPY	237,966	USD	SSB	4/22/2020	3,371
1,255,565	JPY	11,480	USD	SSB	4/22/2020	157
67,285	USD	77,666,827	KRW	GSI	4/22/2020	2,278
42,632	USD	50,919,634	KRW	GSI	4/22/2020	13
22,143	USD	25,538,908	KRW	SSB	4/22/2020	768
19,427	USD	370,414	MXN	SCB	4/22/2020	45
255,179	USD	4,860,902	MXN	CITI	4/22/2020	828
41,353	USD	788,918	MXN	RBC	4/22/2020	72
289,370	USD	2,568,967	NOK	SCB	4/22/2020	9,991
40,719	USD	366,060	NOK	GSI	4/22/2020	909
2,185	USD	19,383	NOK	GSI	4/22/2020	77
462,496	USD	4,107,904	NOK	JPM	4/22/2020	15,756
190,846	USD	1,694,725	NOK	SSB	4/22/2020	6,542
624,177	USD	941,869	NZD	SCB	4/22/2020	14,734
124,829	USD	188,552	NZD	JPM	4/22/2020	2,825
282,174	USD	426,302	NZD	RBC	4/22/2020	6,332
513,382	USD	775,642	NZD	SG	4/22/2020	11,497
437,699	USD	661,566	NZD	SSB	4/22/2020	9,628
65,720	USD	248,969	PLN	GSI	4/22/2020	1,435
1,038,658	USD	9,803,162	SEK	CITI	4/22/2020	16,628
784,485	USD	7,382,646	SEK	GSI	4/22/2020	14,807
66,918	USD	630,138	SEK	GSI	4/22/2020	1,222
88,467	USD	833,508	SEK	JPM	4/22/2020	1,569
105,449	USD	993,096	SEK	SG	4/22/2020	1,914
40,381	USD	243,151	TRY	RBC	4/22/2020	455
109,304	USD	1,594,408	ZAR	GSI	4/22/2020	4,153
21,987	USD	320,908	ZAR	SSB	4/22/2020	823
Total unrealized appreciation						$257,065

65,137	AUD	44,677	USD	CITI	4/22/2020	(1,010)
130,993	AUD	90,189	USD	CITI	4/22/2020	(2,372)
673,603	AUD	464,557	USD	CITI	4/22/2020	(12,981)
64,253	AUD	44,579	USD	GSI	4/22/2020	(1,504)
1,308,202	AUD	905,221	USD	GSI	4/22/2020	(28,217)
161,797	AUD	111,923	USD	SG	4/22/2020	(3,456)
35,631	BRL	8,527	USD	CITI	4/22/2020	(239)
883,959	BRL	211,717	USD	GSI	4/22/2020	(6,095)
1,322,755	CAD	1,011,938	USD	CITI	4/22/2020	(12,451)
10,856	CAD	8,210	USD	GSI	4/22/2020	(7)
980,499	CAD	750,509	USD	SG	4/22/2020	(9,634)
202,240	USD	194,680	CHF	SCB	4/22/2020	(975)
40,336	USD	38,674	CHF	CITI	4/22/2020	(33)
8,450	USD	8,193	CHF	GSI	4/22/2020	(102)
12,888	USD	12,402	CHF	JPM	4/22/2020	(58)
603,561	USD	579,008	CHF	RBC	4/22/2020	(832)
759,359	USD	730,784	CHF	SG	4/22/2020	(3,464)
2,101,500	CLP	2,724	USD	CITI	4/22/2020	(100)
935,093	CZK	41,464	USD	CITI	4/22/2020	(344)
506,320	CZK	22,367	USD	SSB	4/22/2020	(102)
44,244	USD	1,008,048	CZK	GSI	4/22/2020	(84)
316,888	EUR	354,403	USD	SCB	4/22/2020	(1,278)
40,216	EUR	44,870	USD	GSI	4/22/2020	(55)
59,731	EUR	66,883	USD	GSI	4/22/2020	(322)

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

115,898	EUR	129,977	USD	GSI	4/22/2020	(826)
1,561,358	EUR	1,746,674	USD	JPM	4/22/2020	(6,770)
94,718	EUR	106,033	USD	RBC	4/22/2020	(483)
9,179	EUR	10,266	USD	SG	4/22/2020	(37)
245,461	USD	188,233	GBP	SCB	4/22/2020	(3,618)
44,739	USD	33,973	GBP	CITI	4/22/2020	(216)
611,321	USD	468,661	GBP	CITI	4/22/2020	(8,834)
42,394	USD	32,177	GBP	GSI	4/22/2020	(184)
271,208	USD	207,853	GBP	GSI	4/22/2020	(3,834)
414,683	USD	317,772	GBP	SSB	4/22/2020	(5,809)
25,691,310	HUF	86,442	USD	GSI	4/22/2020	(1,730)
44,897	USD	4,897,618	JPY	CITI	4/22/2020	(493)
71,306	USD	7,776,550	JPY	CITI	4/22/2020	(766)
22,305	USD	2,414,945	JPY	GSI	4/22/2020	(76)
154,978	USD	16,965,852	JPY	GSI	4/22/2020	(2,259)
345,429	USD	37,803,640	JPY	JPM	4/22/2020	(4,930)
142,629	USD	15,617,632	JPY	SG	4/22/2020	(2,113)
22,899	USD	2,488,595	JPY	SSB	4/22/2020	(165)
103,153,286	KRW	89,395	USD	CITI	4/22/2020	(3,057)
462,083	MXN	24,187	USD	GSI	4/22/2020	(8)
1,498,654	MXN	78,573	USD	GSI	4/22/2020	(154)
2,994,663	MXN	156,900	USD	SSB	4/22/2020	(202)
7,234,934	NOK	815,613	USD	CITI	4/22/2020	(28,804)
2,770,643	NOK	311,823	USD	RBC	4/22/2020	(10,512)
2,247,380	NOK	253,204	USD	SG	4/22/2020	(8,799)
1,323,684	NZD	873,124	USD	CITI	4/22/2020	(16,626)
1,081,316	NZD	716,204	USD	GSI	4/22/2020	(16,531)
248,983	PLN	65,677	USD	CITI	4/22/2020	(1,389)
3,204,381	SEK	340,069	USD	SCB	4/22/2020	(5,995)
442,942	SEK	46,735	USD	GSI	4/22/2020	(556)
5,364,912	SEK	568,295	USD	RBC	4/22/2020	(8,976)
14,034,477	SEK	1,489,271	USD	SSB	4/22/2020	(26,105)
11,363	USD	109,262	SEK	GSI	4/22/2020	(28)
123,483	TRY	20,553	USD	GSI	4/22/2020	(277)
119,700	TRY	19,924	USD	SSB	4/22/2020	(269)
641,710	ZAR	44,073	USD	CITI	4/22/2020	(1,753)
635,090	ZAR	42,105	USD	GSI	4/22/2020	(221)
Total unrealized depreciation						$(259,120)
Total net unrealized depreciation						$(2,055)

Total return basket swap contracts ("total return basket swaps")

At January 31, 2020, the Fund had outstanding total return basket swaps(a) as follows:

Over-the-counter total return basket swaps - Long (b)
Counterparty	Reference Entity	Effective Variable Rate(d)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Maturity Date(s)	Value
GSI	GSCBJICY	0.13%	0.20%	3M JPY LIBOR	T/3M	9/28/2020	$3,841
GSI	GSCBNBEU	(0.45)%	(0.05)%	3M EURIBOR	T/3M	5/23/2020	5,907
GSI	GSCBNBEU	(0.60)%	(0.20)%	3M EURIBOR	T/3M	5/23/2020	1,889

Total $11,637

(a) The following tables represent required component disclosures associated with the total return basket swaps:
Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSCBJICY
Hitachi Metals Ltd.	779	JPY 767,299	$164	4.3%
NGK Insulators Ltd.	598	642,659	138	3.6%
Kinden Corp.	563	613,789	132	3.4%
JGC Holdings Corp.	663	613,303	131	3.4%
Hitachi Construction Machinery Co Ltd.	352	610,300	131	3.4%
Shimizu Corp.	929	609,676	131	3.4%

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSCBJICY (cont’d)
Keyence Corp.	28	JPY 603,252	$129	3.3%
Obayashi Corp.	855	600,578	129	3.3%
IHI Corp.	391	595,345	128	3.3%
Omron Corp.	160	592,834	127	3.3%
SMC Corp./Japan	21	588,249	126	3.3%
Ebara Corp.	328	584,417	125	3.2%
Maruichi Steel Tube Ltd.	320	567,956	122	3.1%
Mitsubishi Electric Corp.	635	567,851	122	3.1%
Toshiba Corp.	278	563,327	121	3.1%
Taisei Corp.	220	562,795	121	3.1%
FANUC Corp.	48	562,149	120	3.1%
Hitachi Ltd.	228	558,325	120	3.1%
Nippon Steel Corp.	620	550,843	118	3.1%
THK Co Ltd.	333	542,846	116	3.0%
JFE Holdings Inc.	712	542,485	116	3.0%
Amada Holdings Co. Ltd.	802	540,112	116	3.0%
Yaskawa Electric Corp.	239	536,420	115	3.0%
Komatsu Ltd.	371	529,631	114	2.9%
Kajima Corp.	650	529,023	113	2.9%
Nabtesco Corp.	280	524,569	112	2.9%
Yokogawa Electric Corp.	466	522,453	112	2.9%
NTN Corp.	2,910	500,429	107	2.8%
Mitsubishi Heavy Industries Ltd.	210	489,880	105	2.7%
Kawasaki Heavy Industries Ltd.	385	489,500	105	2.7%
Sumitomo Heavy Industries Ltd.	283	480,513	103	2.7%
Kobe Steel Ltd.	1,597	468,895	100	2.6%
		JPY 18,051,703	$3,869
Accrued Net Interest Receivable/(Payable)			(28)
			$3,841

GSCBNBEU
RWE AG	8	EUR 2,072	$155	2.6%
Ferrovial SA	9	2,002	150	2.6%
Veolia Environnement SA	10	1,998	149	2.6%
Hannover Rueck SE	1	1,964	147	2.5%
Merck KGaA	2	1,930	144	2.5%
Deutsche Bank AG	29	1,923	144	2.5%
Engie SA	15	1,850	138	2.4%
Edenred	5	1,818	136	2.3%
UniCredit SpA	19	1,784	133	2.3%
Societe Generale SA	8	1,772	133	2.3%
Intesa Sanpaolo SpA	100	1,765	132	2.3%
Volkswagen AG	1	1,740	130	2.2%
Credit Agricole SA	18	1,709	128	2.2%
Akzo Nobel NV	3	1,673	125	2.1%
Fortum Oyj	10	1,666	125	2.1%
CNH Industrial NV	24	1,665	125	2.1%
Ageas	4	1,662	124	2.1%
Koninklijke DSM NV	2	1,661	124	2.1%
Solvay SA	2	1,653	124	2.1%
Assicurazioni Generali SpA	12	1,643	123	2.1%
Endesa SA	8	1,632	122	2.1%
Porsche Automobil Holding SE	3	1,619	121	2.1%
AP Moller - Maersk A/S	—	1,609	120	2.1%
Atos SE	3	1,585	119	2.0%
Brenntag AG	4	1,577	118	2.0%
OMV AG	4	1,569	117	2.0%
Erste Group Bank AG	6	1,552	116	2.0%
Fiat Chrysler Automobiles NV	17	1,532	115	2.0%
Bayerische Motoren Werke AG	3	1,527	114	2.0%
ING Groep NV	20	1,515	113	1.9%

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSCBNBEU (cont’d)
Galp Energia SGPS SA	13	EUR 1,445	$108	1.8%
CaixaBank SA	69	1,437	108	1.8%
Koninklijke KPN NV	70	1,409	105	1.8%
ArcelorMittal SA	13	1,408	105	1.8%
Banco Bilbao Vizcaya Argentaria SA	38	1,399	105	1.8%
Electricite de France SA	16	1,390	104	1.8%
Sodexo SA	2	1,389	104	1.8%
Red Electrica Corp. SA	10	1,375	103	1.8%
Carrefour SA	11	1,367	102	1.7%
HeidelbergCement AG	3	1,353	101	1.7%
Naturgy Energy Group SA	7	1,339	100	1.7%
Aegon NV	46	1,331	100	1.7%
Daimler AG	4	1,327	99	1.7%
Banco Santander SA	47	1,324	99	1.7%
NN Group NV	5	1,304	97	1.7%
Repsol SA	13	1,278	96	1.6%
Telefonica SA	26	1,271	95	1.6%
ABN AMRO Bank NV	10	1,259	94	1.6%
ACS Actividades de Construccion y Servicios	5	1,202	90	1.4%
Renault SA	4	1,051	79	1.3%
		EUR 78,325	$5,858
Accrued Net Interest Receivable/(Payable)			49
			$5,907

GSCBNBEU
RWE AG	4	EUR 971	$49	2.6%
Ferrovial SA	4	938	47	2.6%
Veolia Environnement SA	4	936	47	2.6%
Hannover Rueck SE	1	920	46	2.4%
Merck KGaA	1	904	47	2.5%
Deutsche Bank AG	14	901	46	2.5%
Engie SA	7	867	44	2.4%
Edenred	2	852	43	2.3%
UniCredit SpA	9	836	42	2.3%
Societe Generale SA	4	830	42	2.3%
Intesa Sanpaolo SpA	47	827	42	2.3%
Volkswagen AG	1	815	41	2.2%
Credit Agricole SA	8	801	41	2.2%
Akzo Nobel NV	1	784	40	2.1%
Fortum Oyj	5	781	40	2.1%
CNH Industrial NV	11	780	40	2.1%
Ageas	2	779	39	2.1%
Koninklijke DSM NV	1	778	39	2.1%
Solvay SA	1	774	39	2.1%
Assicurazioni Generali SpA	6	770	39	2.1%
Endesa SA	4	764	39	2.1%
Porsche Automobil Holding SE	2	758	38	2.1%
AP Moller - Maersk A/S	—	754	38	2.1%
Atos SE	1	742	38	2.0%
Brenntag AG	2	739	37	2.0%
OMV AG	2	735	37	2.0%
Erste Group Bank AG	3	727	37	2.0%
Fiat Chrysler Automobiles NV	8	718	36	2.0%
Bayerische Motoren Werke AG	1	716	36	2.0%
ING Groep NV	9	710	36	1.9%
Galp Energia SGPS SA	6	677	34	1.8%
CaixaBank SA	32	673	34	1.8%
Koninklijke KPN NV	33	660	33	1.8%
ArcelorMittal SA	6	660	33	1.8%
Banco Bilbao Vizcaya Argentaria SA	18	655	33	1.8%
Electricite de France SA	7	651	33	1.8%
Sodexo SA	1	651	33	1.8%

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSCBNBEU (cont’d)
Red Electrica Corp. SA	5	EUR 644	$33	1.8%
Carrefour SA	5	641	32	1.7%
HeidelbergCement AG	1	634	32	1.7%
Naturgy Energy Group SA	3	627	32	1.7%
Aegon NV	22	623	32	1.7%
Daimler AG	2	622	32	1.7%
Banco Santander SA	22	620	31	1.7%
NN Group NV	2	611	31	1.7%
Repsol SA	6	599	30	1.6%
Telefonica SA	12	595	30	1.6%
ABN AMRO Bank NV	5	590	30	1.6%
ACS Actividades de Construccion y Servicios	2	563	29	1.5%
Renault SA	2	493	25	1.3%
EUR 36,696	$1,857
Accrued Net Interest Receivable/(Payable)	32
Total Return Basket Swaps, at Value	$1,889 $11,637

Over-the-counter total return basket swaps - Short (c)
Counterparty	Reference Entity	Effective Variable Rate(d)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Maturity Date(s)	Value
JPM	JPNBEDFN	(0.54)%	(0.15)%	3M EURIBOR	3M/T	5/22/2020	$(11,597)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBEDFN
Novo Nordisk A/S	17	EUR 2,899	$ (283)	2.4%
MTU Aero Engines AG	3	2,812	(274)	2.4%
Merck KGaA	8	2,802	(273)	2.4%
Enel SpA	111	2,701	(264)	2.3%
Orsted A/S	9	2,668	(260)	2.3%
Munich Re	3	2,660	(260)	2.2%
Sanofi	10	2,630	(257)	2.2%
UCB SA	10	2,616	(255)	2.2%
Neste Oyj	24	2,609	(255)	2.2%
Air Liquide SA	6	2,607	(254)	2.2%
Deutsche Boerse AG	6	2,576	(251)	2.2%
Iberdrola SA	84	2,573	(251)	2.2%
Vestas Wind Systems A/S	9	2,556	(249)	2.2%
Legrand SA	11	2,554	(249)	2.2%
Dassault Systemes SE	5	2,511	(245)	2.1%
KBC Group NV	12	2,482	(242)	2.1%
Industria de Diseno Textil SA	26	2,457	(240)	2.1%
Endesa SA	32	2,447	(239)	2.1%
Terna Rete Elettrica Nazionale SpA	125	2,439	(238)	2.1%
Koninklijke Ahold Delhaize NV	36	2,438	(238)	2.1%
E.ON SE	77	2,430	(237)	2.0%
Kerry Group PLC	7	2,401	(234)	2.0%
Coloplast A/S	7	2,393	(233)	2.0%
Hermes International	1	2,389	(233)	2.0%
Kering SA	1	2,382	(232)	2.0%
Wolters Kluwer NV	11	2,330	(227)	2.0%
Henkel AG & Co KGaA	8	2,327	(227)	2.0%
LVMH Moet Hennessy Louis Vuitton SE	2	2,322	(227)	2.0%
Snam SpA	155	2,314	(226)	2.0%
Airbus SE	6	2,302	(225)	1.9%
adidas AG	3	2,290	(223)	1.9%
Red Electrica Corp. SA	41	2,284	(223)	1.9%
AXA SA	31	2,269	(221)	1.9%

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBEDFN (cont’d)
L'Oreal SA	3	EUR 2,245	$(219)	1.9%
Pernod Ricard SA	5	2,221	(217)	1.9%
Allianz SE	3	2,215	(216)	1.9%
Heineken NV	7	2,212	(216)	1.8%
Amadeus IT Group SA	10	2,182	(213)	1.8%
Unilever NV	13	2,179	(213)	1.8%
Sampo Oyj	17	2,177	(212)	1.8%
Bayerische Motoren Werke AG	11	2,155	(210)	1.8%
Aena SME SA	4	2,132	(208)	1.8%
Danone SA	10	2,130	(208)	1.8%
Thales SA	7	2,122	(207)	1.8%
ING Groep NV	70	2,115	(206)	1.8%
Michelin	7	2,101	(205)	1.8%
Sodexo SA	7	2,056	(201)	1.7%
TOTAL SA	14	1,967	(192)	1.7%
Continental AG	6	1,944	(190)	1.6%
Publicis Groupe SA	15	1,851	(181)	1.5%
Other Securities	2	38	(4)	0.0%
EUR 118,512	$(11,563)
Accrued Net Interest Receivable/(Payable)	(34)
Total Return Basket Swaps, at Value $(11,597)

(b)	The Fund pays a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and receives the total return on the reference entity. The cash flows may be denominated in various foreign currencies based on the local currencies of the positions within the swaps.
(c)	The Fund receives a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and pays the total return on the reference entity. The cash flows may be denominated in various foreign currencies based on the local currencies of the positions within the swaps.
(d)	Effective rate at January 31, 2020.

Total return swap contracts ("total return swaps")

At January 31, 2020, the Fund had outstanding total return swaps as follows:

Over-the-counter total return swaps - Long (a)

Counterparty	Reference Entity	Notional Amount	Maturity Date	Variable-rate(c)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
CITI	S&P 500 Equal Weighted Consumer Staples Sector Total Return Index	USD	164,282	8/14/2020	2.00%	0.17%	3M USD LIBOR	T/3M	$15,140	$(157)	$14,983	(d)
CITI	S&P 500 Equal Weighted Industrials USD Total Return Index	USD	170,345	8/14/2020	1.98%	0.15%	3M USD LIBOR	T/3M	21,830	(155)	21,675	(e)
CITI	S&P 500 Equal Weighted Materials USD Total Return Index	USD	158,312	8/14/2020	1.97%	0.14%	3M USD LIBOR	T/3M	8,732	(156)	8,576	(f)
CITI	S&P 500 Equal Weighted Utilities Sector Total Return Index	USD	172,619	8/14/2020	1.93%	0.10%	3M USD LIBOR	T/3M	21,936	(154)	21,782	(g)

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

CITI	S&P 500 Financials Sector Total Return Index	USD	116,593	4/24/2020	2.03%	0.20%	3M USD LIBOR	T/3M	10,534	(114)	10,420
Total									$78,172	$(736)	$77,436

Over-the-counter total return swaps - Short (b)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable-rate(c)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
GSI	MSCI U.S. REIT Total Return Index	USD	(80,191)	10/8/2020	1.93%	0.10%	3M USD LIBOR	3M/T	$(626)	$81	$(550)
CITI	S&P 500 Consumer Staples Sector Total Return Index	USD	(163,412)	8/14/2020	1.93%	0.10%	3M USD LIBOR	3M/T	(13,529)	153	(13,376)	(h)
CITI	S&P 500 Industrial Sector Total Return Index	USD	(165,443)	8/14/2020	1.91%	0.08%	3M USD LIBOR	3M/T	(18,300)	148	(18,152)	(i)
CITI	S&P 500 Materials Sector Total Return Index	USD	(154,154)	8/14/2020	1.90%	0.07%	3M USD LIBOR	3M/T	(7,274)	148	(7,126)
CITI	S&P 500 Utilities Sector Total Return Index	USD	(93,722)	4/29/2020	1.78%	(0.05)%	3M USD LIBOR	3M/T	(12,424)	76	(12,348)
CITI	S&P 500 Utilities Total Return Index	USD	(175,012)	8/14/2020	1.78%	(0.05)%	3M USD LIBOR	3M/T	(24,629)	141	(24,488)	(j)
Total									$(76,782)	$747	$(76,035)

(a)		The Fund pays a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and receives the total return on the reference entity.
(b)		The Fund receives a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and pays the total return on the reference entity.
(c)		Effective rate at January 31, 20120.
(d)		The following table represents required component disclosures associated with the S&P 500 Equal Weighted Consumer Staples Sector Total Return Index swap as of January 31, 2020:

Description	Index Shares	Component Weighting	Unrealized Appreciation/ (Depreciation)

Conagra Brands, Inc.	1	3.5%	$524
Molson Coors Beverage Company Class B	1	3.3%	494
Lamb Weston Holdings, Inc.	-	3.2%	490
Mondelez International, Inc. Class A	1	3.2%	486
Colgate-Palmolive Company	-	3.2%	485
Coca-Cola Company	1	3.2%	484
Monster Beverage Corporation	1	3.2%	483
Church & Dwight Co., Inc.	-	3.2%	479
Brown-Forman Corporation Class B	-	3.2%	478
Hershey Company	-	3.1%	476
Kimberly-Clark Corporation	-	3.1%	476
Hormel Foods Corporation	1	3.1%	475
Costco Wholesale Corporation	-	3.1%	472
Clorox Company	-	3.1%	468
Constellation Brands, Inc. Class A	-	3.1%	467

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

	Description	Index Shares	Component Weighting	Unrealized Appreciation/ (Depreciation)
	Kellogg Company	-	3.1%	$465
	PepsiCo, Inc.	-	3.1%	465
	J.M. Smucker Company	-	3.0%	461
	General Mills, Inc.	1	3.0%	457
	Campbell Soup Company	1	3.0%	456
	Procter & Gamble Company	-	3.0%	448
	Archer-Daniels-Midland Company	1	3.0%	447
	Sysco Corporation	-	2.9%	444
	Philip Morris International Inc.	-	2.9%	441
	McCormick & Company, Incorporated	-	2.9%	440
	Estee Lauder Companies Inc. Class A	-	2.9%	433
	Kroger Co.	1	2.8%	432
	Walmart Inc.	-	2.8%	430
	Altria Group Inc	1	2.8%	428
	Tyson Foods, Inc. Class A	-	2.8%	424
	Coty Inc. Class A	3	2.8%	418
	Kraft Heinz Company	1	2.8%	417
	Walgreens Boots Alliance Inc	1	2.6%	397

(e)	The following table represents required component disclosures associated with the S&P 500 Equal Weighted Industrials USD Total Return Index swap as of January 31, 2020:
	Description	Index Shares	Component Weighting	Unrealized Appreciation/ (Depreciation)
	Rollins, Inc.	1	1.6%	$360
	Copart, Inc.	-	1.6%	358
	TransDigm Group Incorporated	-	1.6%	349
	Kansas City Southern	-	1.6%	348
	L3Harris Technologies Inc	-	1.6%	346
	Lockheed Martin Corporation	-	1.6%	346
	General Electric Company	2	1.6%	343
	Norfolk Southern Corporation	-	1.6%	342
	Northrop Grumman Corporation	-	1.6%	340
	Roper Technologies, Inc.	-	1.6%	340
	Verisk Analytics Inc	-	1.6%	340
	Waste Management, Inc.	-	1.6%	340
	Equifax Inc.	-	1.5%	338
	Cintas Corporation	-	1.5%	333
	Republic Services, Inc.	-	1.5%	333
	Fortune Brands Home & Security, Inc.	1	1.5%	330
	IHS Markit Ltd.	1	1.5%	330
	Textron Inc.	1	1.5%	330
	Allegion PLC	-	1.5%	329
	Old Dominion Freight Line, Inc.	-	1.5%	329
	CSX Corporation	1	1.5%	328
	Xylem Inc.	-	1.5%	328
	Huntington Ingalls Industries, Inc.	-	1.5%	325
	Jacobs Engineering Group Inc.	-	1.5%	321
	Nielsen Holdings Plc	1	1.5%	320
	Raytheon Company	-	1.5%	318
	Southwest Airlines Co.	1	1.5%	317
	Union Pacific Corporation	-	1.5%	317
	Eaton Corp. Plc	-	1.4%	316
	Masco Corporation	1	1.4%	316
	United Technologies Corporation	-	1.4%	315
	Dover Corporation	-	1.4%	313
	Fortive Corp.	-	1.4%	312
	Ingersoll-Rand Plc	-	1.4%	311
	Illinois Tool Works Inc.	-	1.4%	309
	AMETEK, Inc.	-	1.4%	308
	Delta Air Lines, Inc.	1	1.4%	307
	Westinghouse Air Brake Technologies Corporation	-	1.4%	307

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

	Description	Index Shares	Component Weighting	Unrealized Appreciation/ (Depreciation)
	General Dynamics Corporation	-	1.4%	$306
	Honeywell International Inc.	-	1.4%	306
	IDEX Corporation	-	1.4%	306
	American Airlines Group, Inc.	1	1.4%	305
	Johnson Controls International plc	1	1.4%	305
	Stanley Black & Decker, Inc.	-	1.4%	303
	Flowserve Corporation	1	1.4%	301
	Alaska Air Group, Inc.	1	1.4%	300
	Expeditors International of Washington, Inc.	1	1.4%	300
	J.B. Hunt Transport Services, Inc.	-	1.4%	299
	Quanta Services, Inc.	1	1.4%	298
	Parker-Hannifin Corporation	-	1.4%	296

(f)	The following table represents required component disclosures associated with the S&P 500 Equal Weighted Materials USD Total Return Index swap as of January 31, 2020:
	Description	Index Shares	Component Weighting	Unrealized Appreciation/ (Depreciation)
	Albemarle Corporation	1	4.5%	$391
	Ball Corporation	1	4.2%	370
	Corteva Inc	2	4.1%	354
	Newmont Corporation	1	4.1%	354
	Mosaic Company	3	4.0%	346
	Ecolab Inc.	-	3.9%	343
	Air Products and Chemicals, Inc.	-	3.8%	336
	Avery Dennison Corporation	1	3.8%	328
	Amcor PLC	5	3.7%	326
	Vulcan Materials Company	-	3.7%	322
	International Flavors & Fragrances Inc.	-	3.6%	318
	Linde plc	-	3.6%	316
	Sherwin-Williams Company	-	3.6%	316
	FMC Corporation	1	3.6%	313
	Martin Marietta Materials, Inc.	-	3.6%	310
	WestRock Company	1	3.5%	310
	Sealed Air Corporation	1	3.5%	303
	Eastman Chemical Company	1	3.4%	295
	PPG Industries, Inc.	-	3.4%	293
	CF Industries Holdings, Inc.	1	3.3%	290
	International Paper Company	1	3.3%	285
	Dow, Inc.	1	3.2%	281
	Freeport-McMoRan, Inc.	4	3.2%	280
	Packaging Corporation of America	1	3.2%	280
	LyondellBasell Industries NV	1	3.1%	273
	Nucor Corporation	1	3.1%	273
	Celanese Corporation	1	3.1%	270
	DuPont de Nemours, Inc.	1	2.9%	256

(g)	The following table represents required component disclosures associated with the S&P 500 Equal Weighted Utilities Sector Total Return Index swap as of January 31, 2020:

	Description	Index Shares	Component Weighting	Unrealized Appreciation/ (Depreciation)
	Southern Company	1	3.8%	$835
	Evergy, Inc.	1	3.8%	829
	American Water Works Company, Inc.	-	3.7%	823
	Eversource Energy	1	3.7%	819
	Pinnacle West Capital Corporation	1	3.7%	817
	American Electric Power Company, Inc.	1	3.7%	816
	NextEra Energy, Inc.	-	3.7%	816
	CMS Energy Corporation	1	3.7%	810
	Alliant Energy Corp	1	3.7%	808
	WEC Energy Group Inc	1	3.7%	807

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

	Description	Index Shares	Component Weighting	Unrealized Appreciation/ (Depreciation)
	Entergy Corporation	-	3.7%	$801
	Xcel Energy Inc.	1	3.7%	801
	Ameren Corporation	1	3.6%	788
	Atmos Energy Corporation	-	3.6%	788
	NiSource Inc	2	3.6%	786
	Exelon Corporation	1	3.6%	783
	Duke Energy Corporation	1	3.6%	781
	Sempra Energy	-	3.5%	778
	Consolidated Edison, Inc.	1	3.5%	771
	DTE Energy Company	-	3.5%	765
	Dominion Energy Inc	1	3.5%	764
	FirstEnergy Corp.	1	3.5%	763
	Edison International	1	3.5%	759
	AES Corporation	3	3.4%	756
	CenterPoint Energy, Inc.	2	3.3%	736
	PPL Corporation	2	3.3%	732
	Public Service Enterprise Group Inc	1	3.3%	729
	NRG Energy, Inc.	1	3.1%	675

(h)	The following table represents required component disclosures associated with the S&P 500 Consumer Staples Sector Total Return Index swap as of January 31, 2020:

	Description	Index Shares	Component Weighting	Unrealized Appreciation/ (Depreciation)
	Procter & Gamble Company	(15)	16.1%	$(2,177)
	Coca-Cola Company	(22)	11.7%	(1,578)
	PepsiCo, Inc.	(8)	10.3%	(1,387)
	Walmart Inc.	(8)	8.4%	(1,138)
	Costco Wholesale Corporation	(3)	7.0%	(946)
	Philip Morris International Inc.	(9)	6.7%	(901)
	Altria Group Inc	(11)	4.6%	(622)
	Mondelez International, Inc. Class A	(8)	4.3%	(579)
	Colgate-Palmolive Company	(5)	3.3%	(443)
	Kimberly-Clark Corporation	(2)	2.5%	(344)
	Estee Lauder Companies Inc. Class A	(1)	2.3%	(304)
	Sysco Corporation	(3)	2.2%	(294)
	Walgreens Boots Alliance Inc	(4)	2.0%	(267)
	Constellation Brands, Inc. Class A	(1)	1.6%	(221)
	General Mills, Inc.	(3)	1.6%	(221)
	Monster Beverage Corporation	(2)	1.3%	(178)
	Archer-Daniels-Midland Company	(3)	1.3%	(175)
	Tyson Foods, Inc. Class A	(2)	1.3%	(171)
	Hershey Company	(1)	1.2%	(161)
	Kroger Co.	(5)	1.1%	(151)
	McCormick & Company, Incorporated	(1)	1.0%	(141)
	Clorox Company	(1)	1.0%	(138)
	Church & Dwight Co., Inc.	(1)	0.9%	(128)
	Kraft Heinz Company	(4)	0.9%	(127)
	Kellogg Company	(1)	0.9%	(119)
	Conagra Brands, Inc.	(3)	0.8%	(112)
	Lamb Weston Holdings, Inc.	(1)	0.7%	(94)
	Hormel Foods Corporation	(2)	0.7%	(92)
	Brown-Forman Corporation Class B	(1)	0.6%	(86)
	J.M. Smucker Company	(1)	0.6%	(83)
	Molson Coors Beverage Company Class B	(1)	0.5%	(73)
	Campbell Soup Company	(1)	0.4%	(57)
	Coty Inc. Class A	(2)	0.2%	(21)

(i)	The following table represents required component disclosures associated with the S&P Industrial Sector Total Return Index swap as of January 31, 2020:

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

	Description	Index Shares	Component Weighting	Unrealized Appreciation/ (Depreciation)
	Boeing Company	(3)	7.1%	$(1,292)
	Union Pacific Corporation	(4)	5.2%	(946)
	Honeywell International Inc.	(4)	5.1%	(940)
	United Technologies Corporation	(4)	5.1%	(925)
	General Electric Company	(46)	4.5%	(826)
	Lockheed Martin Corporation	(1)	4.4%	(807)
	3M Company	(3)	3.8%	(693)
	Caterpillar Inc.	(3)	3.0%	(551)
	United Parcel Service, Inc. Class B	(4)	3.0%	(551)
	Raytheon Company	(1)	2.6%	(467)
	CSX Corporation	(4)	2.5%	(451)
	Northrop Grumman Corporation	(1)	2.4%	(446)
	Norfolk Southern Corporation	(1)	2.3%	(412)
	Illinois Tool Works Inc.	(2)	2.1%	(389)
	Deere & Company	(2)	2.1%	(379)
	L3Harris Technologies Inc	(1)	2.0%	(372)
	Waste Management, Inc.	(2)	2.0%	(361)
	Emerson Electric Co.	(3)	1.8%	(331)
	General Dynamics Corporation	(1)	1.7%	(312)
	Roper Technologies, Inc.	(1)	1.7%	(302)
	Eaton Corp. Plc	(2)	1.6%	(297)
	FedEx Corporation	(1)	1.4%	(264)
	Delta Air Lines, Inc.	(3)	1.3%	(244)
	TransDigm Group Incorporated	-	1.3%	(243)
	Ingersoll-Rand Plc	(1)	1.3%	(242)
	IHS Markit Ltd.	(2)	1.3%	(240)
	Johnson Controls International plc	(4)	1.3%	(231)
	Verisk Analytics Inc	(1)	1.1%	(202)
	Southwest Airlines Co.	(2)	1.1%	(198)
	PACCAR Inc	(2)	1.1%	(195)
	Parker-Hannifin Corporation	(1)	1.0%	(191)
	Cummins Inc.	(1)	1.0%	(186)
	Stanley Black & Decker, Inc.	(1)	1.0%	(184)
	Cintas Corporation	-	1.0%	(178)
	AMETEK, Inc.	(1)	0.9%	(169)
	Fortive Corp.	(2)	0.9%	(168)
	Rockwell Automation, Inc.	(1)	0.9%	(168)
	Copart, Inc.	(1)	0.9%	(158)
	Fastenal Company	(3)	0.8%	(152)
	Republic Services, Inc.	(1)	0.8%	(152)
	Equifax Inc.	(1)	0.8%	(138)
	Kansas City Southern	(1)	0.7%	(127)
	Dover Corporation	(1)	0.7%	(126)
	United Airlines Holdings, Inc.	(1)	0.7%	(124)
	Xylem Inc.	(1)	0.6%	(112)
	Masco Corporation	(1)	0.6%	(103)
	Westinghouse Air Brake Technologies Corporation	(1)	0.6%	(102)
	W.W. Grainger, Inc.	-	0.6%	(100)
	Old Dominion Freight Line, Inc.	-	0.5%	(95)
	Jacobs Engineering Group Inc.	(1)	0.5%	(95)

(j)	The following table represents required component disclosures associated with the S&P 500 Utilities Total Return Index swap as of January 31, 2020:

	Description	Index Shares	Component Weighting	Unrealized Appreciation/ (Depreciation)
	NextEra Energy, Inc.	(7)	13.8%	$(3,406)
	Southern Company	(16)	7.8%	(1,918)
	Duke Energy Corporation	(11)	7.5%	(1,849)
	Dominion Energy Inc	(12)	7.4%	(1,834)

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

Description	Index Shares	Component Weighting	Unrealized Appreciation/ (Depreciation)
American Electric Power Company, Inc.	(7)	5.4%	$(1,337)
Exelon Corporation	(15)	4.9%	(1,202)
Sempra Energy	(4)	4.8%	(1,176)
Xcel Energy Inc.	(8)	3.8%	(943)
WEC Energy Group Inc	(5)	3.3%	(819)
Consolidated Edison, Inc.	(5)	3.3%	(812)
Eversource Energy	(5)	3.2%	(778)
Public Service Enterprise Group Inc	(8)	3.2%	(778)
Edison International	(5)	2.9%	(713)
FirstEnergy Corp.	(8)	2.9%	(713)
Entergy Corporation	(3)	2.8%	(680)
PPL Corporation	(11)	2.8%	(680)
DTE Energy Company	(3)	2.7%	(662)
American Water Works Company, Inc.	(3)	2.6%	(640)
Ameren Corporation	(4)	2.1%	(524)
CMS Energy Corporation	(4)	2.0%	(505)
Evergy, Inc.	(3)	1.7%	(427)
Alliant Energy Corp	(4)	1.5%	(371)
Atmos Energy Corporation	(2)	1.5%	(363)
CenterPoint Energy, Inc.	(8)	1.4%	(346)
AES Corporation	(10)	1.4%	(343)
Pinnacle West Capital Corporation	(2)	1.2%	(285)
NiSource Inc	(6)	1.1%	(284)
NRG Energy, Inc.	(4)	1.0%	(241)

Purchased option contracts ("options purchased")

At January 31, 2020, the Fund had outstanding options purchased as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls

Index
S&P 500 Mini Index	6	$193,530	$370	2/5/2020	$—	(a)(b)
S&P 500 Mini Index	7	225,785	360	2/5/2020	—	(a)(b)
S&P 500 Mini Index	7	225,785	365	2/5/2020	—	(a)(b)
S&P 500 Mini Index	6	193,530	370	2/12/2020	—	(a)(b)
S&P 500 Mini Index	13	419,315	365	2/12/2020	—	(a)(b)
S&P 500 Mini Index	6	193,530	365	2/19/2020	—	(a)(b)
S&P 500 Mini Index	6	193,530	370	2/19/2020	—	(a)(b)
S&P 500 Mini Index	6	193,530	365	2/26/2020	8	(a)(b)
Total calls					$8

Puts

Index
S&P 500 Mini Index	7	$225,785	$299	2/5/2020	$105
S&P 500 Mini Index	8	258,040	298	2/5/2020	112
S&P 500 Mini Index	7	225,785	294	2/5/2020	77
S&P 500 Mini Index	7	225,785	298	2/12/2020	245
S&P 500 Mini Index	8	258,040	299	2/12/2020	304
S&P 500 Mini Index	7	225,785	295	2/12/2020	196
S&P 500 Mini Index	7	225,785	300	2/19/2020	476
S&P 500 Mini Index	8	258,040	295	2/19/2020	364
S&P 500 Mini Index	7	225,785	295	2/26/2020	497
Total puts					$2,376

Total options purchased (cost $1,776)					$2,384
(a)		Security fair valued as of January 31, 2020 in accordance with procedures approved by the Board of Trustees.

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

(b)		Value determined using significant unobservable inputs.

Written option contracts ("options written")

At January 31, 2020, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls

Index
S&P 500 Mini Index	6	$(193,530)	$337	2/5/2020	$—	(a)(b)
S&P 500 Mini Index	7	(225,785)	336	2/5/2020	—	(a)(b)
S&P 500 Mini Index	7	(225,785)	333	2/5/2020	(46)
S&P 500 Mini Index	6	(193,530)	338	2/12/2020	—	(a)(b)
S&P 500 Mini Index	7	(225,785)	337	2/12/2020	(35)
S&P 500 Mini Index	6	(193,530)	332	2/12/2020	(282)
S&P 500 Mini Index	6	(193,530)	339	2/19/2020	(42)
S&P 500 Mini Index	6	(193,530)	333	2/19/2020	(333)
S&P 500 Mini Index	6	(193,530)	334	2/26/2020	(405)
Total calls					$(1,143)

Puts

Index
S&P 500 Mini Index	8	$(258,040)	$324	2/5/2020	$(2,836)
S&P 500 Mini Index	7	(225,785)	327	2/5/2020	(3,584)
S&P 500 Mini Index	7	(225,785)	320	2/5/2020	(1,481)
S&P 500 Mini Index	7	(225,785)	323	2/12/2020	(2,989)
S&P 500 Mini Index	8	(258,040)	326	2/12/2020	(4,464)
S&P 500 Mini Index	7	(225,785)	322	2/12/2020	(2,730)
S&P 500 Mini Index	7	(225,785)	325	2/19/2020	(4,032)
S&P 500 Mini Index	8	(258,040)	321	2/19/2020	(3,376)
S&P 500 Mini Index	7	(225,785)	320	2/26/2020	(3,195)
Total puts					$(28,687)

Total options written (premium received $19,572)					$(29,830)
(a)		Security fair valued as of January 31, 2020 in accordance with procedures approved by the Board of Trustees.
(b)		Value determined using significant unobservable inputs.

At January 31, 2020, the Fund had securities pledged in the amount of $627,003 to cover collateral requirements for options written.

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2020:

Asset Valuation Inputs

	Level 1	Level 2	Level 3(c)	Total
Investments:
Common Stocks
Australia	$36,359	$78,408	$—	$114,767
Hong Kong	6,404	34,054	—	40,458
Israel	6,169	11,762	—	17,931
Japan	—	321,474	—	321,474
New Zealand	—	4,544	—	4,544
Singapore	—	21,926	—	21,926
Other Common Stocks(a)	5,532,261	—	—	5,532,261
Total Common Stocks	5,581,193	472,168	—	6,053,361
U.S. Treasury Obligations	—	478,163	—	478,163
U.S. Government Agency Securities	—	117,438	—	117,438
Mortgage-Backed Securities(a)	—	1,309,470	—	1,309,470
Corporate Bonds(a)	—	1,573,389	—	1,573,389
Asset-Backed Securities	—	387,186	—	387,186
Exchange-Traded Funds	12,862	—	—	12,862
Investment Companies	—	6,167,193	—	6,167,193
Options Purchased(b)	2,376	—	8	2,384
Short-Term Investments	—	149,010	—	149,010
Total Investments	$5,596,431	$10,654,017	$8	$16,250,456

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.
(b)	The “Purchased option contracts” table under Derivative Instruments provides information on the industry or sector categorization for the portfolio.
(c)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/2019	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 1/31/2020	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2020
Investment in Securities

Options Purchased(d) Index	$—	$—	$(1)	$1	$—	$—	$—	$—	$—	$—
Total	$—	$—	$(1)	$1	$—	$—	$—	$—	$—	$—

(d) As of the period ended January 31, 2020, these investments were valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations in not presented.

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2020:

Other Financial Instruments	Level 1	Level 2	Level 3(b)	Total
Futures(a)
Assets	$37,653	$—	$—	$37,653
Liabilities	(84,242)	—	—	(84,242)
Forward Contracts(a)
Assets	—	257,065	—	257,065
Liabilities	—	(259,120)	—	(259,120)
Swaps
Assets	—	89,073	—	89,073
Liabilities	—	(87,632)	—	(87,632)
Options Written
Liabilities	(29,830)	—	—	(29,830)
Total	$(76,419)	$(614)	$—	$(77,033)

(a)		Futures and forward contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

(b) The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/2019	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 1/31/2020	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2020
Other Financial Instruments
Options Written(c) Index	$—	$—	$—	$1	$—	$(1)	$—	$—	$—	$1
Total	$—	$—	$—	$1	$—	$(1)	$—	$—	$—	$1

(c) As of the period ended January 31, 2020, these investments were valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations in not presented.

§	Investments in Affiliates(a):
	Balance of Shares Held October 31, 2019	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held January 31, 2020	Value January 31, 2020	Distributions from Investments in Affiliated Persons(b)	Net Realized Gain (Loss) from Investments in Affiliated Persons	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Persons
Neuberger Berman Commodity Strategy Fund Institutional Class	118,798	1,896	-	120,694	$680,714	$11,357	$-	$(43,431)
Neuberger Berman Emerging Markets Debt Fund Institutional Class	23,643	16,378	-	40,021	350,583	2,867	-	1,980
Neuberger Berman Emerging Markets Equity Fund Class R6	45,873	904	-	46,777	919,628	18,152	-	(4,049)

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

Neuberger Berman Floating Rate Income Fund Institutional Class	39,669	29,708	-	69,377	673,652	5,206	-	5,222
Neuberger Berman Genesis Fund Class R6	8,133	502	-	8,635	500,743	29,011	-	(10,732)
Neuberger Berman High Income Bond Fund Class R6	82,272	50,406	-	132,678	1,139,704	10,555	-	(320)
Neuberger Berman International Select Fund Class R6	127,754	4,145	-	131,899	1,719,962	55,253	-	(10,145)
Neuberger Berman Short Duration High Income Fund Institutional Class	18,835	204	-	19,039	182,207	1,915	-	376
Total(c)					$6,167,193	$134,316	$-	$(61,099)

(a)	Affiliated persons, as defined in the Investment Company Act of 1940, as amended. Neuberger Berman Alternative Funds and Neuberger Berman Investment Advisers LLC ("NBIA") have obtained an exemptive order from the Securities and Exchange Commission that permits the Fund to invest in both affiliated and unaffiliated investment companies, including exchange-traded funds, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of such order.

(b)	Distributions received include distributions from net investment income and net realized capital gains, if any, from the other investment companies managed by NBIA.

(c) At January 31, 2020, the value of these securities amounted to 39.39% of net assets of the Fund.

^ A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) January 31, 2020

Number of Shares		Value
Long Positions 97.5%
Common Stocks 76.7%
Aerospace & Defense 1.3%
64,750	Boeing Co.	$20,607,983
66,000	L3Harris Technologies, Inc.	14,607,780
		35,215,763
Airlines 0.9%
461,000	Delta Air Lines, Inc.	25,696,140
Banks 1.4%
295,000	JPMorgan Chase & Co.	39,046,200
Biotechnology 1.6%
560,200	Gilead Sciences, Inc.	35,404,640
355,500	Moderna, Inc.	7,291,305	*
		42,695,945
Capital Markets 7.6%
295,700	Apollo Global Management, Inc.	13,992,524
69,500	BlackRock, Inc.	36,650,825
595,900	Blackstone Group, Inc. Class A	36,391,613
841,200	Brookfield Asset Management, Inc. Class A	51,489,852
128,000	CME Group, Inc.	27,790,080
61,100	S&P Global, Inc.	17,946,903	(a)
567,000	Tradeweb Markets, Inc. Class A	26,184,060
		210,445,857
Chemicals 2.4%
726,800	Ashland Global Holdings, Inc.	53,768,664
409,200	Axalta Coating Systems Ltd.	11,789,052	*
		65,557,716
Commercial Services 0.8%
2,158,660	LegalZoom.com, Inc.	21,259,563	*(b)(c)(q)
Diversified Consumer Services 0.4%
714,800	OneSpaWorld Holdings Ltd.	10,729,148	*
Diversified Financial Services 1.3%
3,578,405	FGL Holdings	34,531,608
Electric Utilities 1.7%
176,900	NextEra Energy, Inc.	47,444,580
Electronic Equipment, Instruments & Components 1.8%
143,400	Amphenol Corp. Class A	14,263,998
270,000	CDW Corp.	35,221,500
		49,485,498
Entertainment 2.5%
731,800	Activision Blizzard, Inc.	42,795,664
194,000	Spotify Technology SA	27,412,200	*
		70,207,864
Food & Staples Retailing 1.7%
23,000	Costco Wholesale Corp.	7,026,960
343,000	Walmart, Inc.	39,270,070
		46,297,030
Food Products 0.9%
248,900	Conagra Brands, Inc.	8,193,788
270,000	Mondelez International, Inc. Class A	$15,492,600
		23,686,388
Health Care Equipment & Supplies 3.2%
592,300	AxoGen, Inc.	7,320,828	*
184,200	Baxter International, Inc.	16,434,324
123,500	Becton, Dickinson & Co.	33,984,730
271,100	Medtronic PLC	31,295,784
		89,035,666
Health Care Providers & Services 2.5%
247,398	CVS Health Corp.	16,778,532
87,000	Humana, Inc.	29,252,880
88,000	UnitedHealth Group, Inc.	23,975,600
		70,007,012
Holding Companies - Diversified 0.6%
602,800	Act II Global Acquisition Corp.	6,389,680	*
988,100	Collier Creek Holdings	11,066,720	*
		17,456,400
Hotels, Restaurants & Leisure 2.8%
105,700	Dave & Buster's Entertainment, Inc.	4,667,712
49,000	Marriott International, Inc. Class A	6,862,940
251,500	McDonald's Corp.	53,813,455
400,000	MGM Resorts International	12,424,000
		77,768,107
Household Products 0.3%
120,000	Colgate-Palmolive Co.	8,853,600
Interactive Media & Services 4.5%
50,300	Alphabet, Inc. Class A	72,068,834	*
253,000	Facebook, Inc. Class A	51,083,230	*
		123,152,064
Internet & Direct Marketing Retail 4.6%
30,600	Amazon.com, Inc.	61,466,832	*
560,000	Chewy, Inc. Class A	14,845,600	*(d)
477,600	Expedia Group, Inc.	51,795,720
		128,108,152
IT Services 5.4%
658,071	Druva Technologies Pte. Ltd. Ser.4 Preference Shares	3,429,998	*(b)(c)(q)
100,000	Fidelity National Information Services, Inc.	14,366,000
59,400	PayPal Holdings, Inc.	6,765,066	*(d)
2,728,294	Repay Holdings Corp.	46,135,451	*
264,000	Visa, Inc. Class A	52,528,080
121,000	WEX, Inc.	26,247,320	*
		149,471,915
Machinery 0.6%
1,348,500	Gates Industrial Corp. PLC	16,815,795	*
Multi-Utilities 1.9%
732,900	Brookfield Infrastructure Partners LP	39,869,760
159,500	Dominion Energy, Inc.	13,677,125
		53,546,885

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

Number of Shares	Value
Oil, Gas & Consumable Fuels 1.3%
788,400	Enbridge, Inc.	$32,064,228	(e)
329	Venture Global LNG, Inc. Ser. C	2,303,000	*(b)(c)(q)
		34,367,228
Pharmaceuticals 0.9%
171,400	Johnson & Johnson	25,516,318
Professional Services 3.9%
287,200	Equifax, Inc.	43,051,280
674,294	IHS Markit Ltd.	53,174,825	(a)
63,200	Verisk Analytics, Inc.	10,268,104
		106,494,209
Road & Rail 0.8%
128,000	Union Pacific Corp.	22,965,760
Semiconductors & Semiconductor Equipment 0.5%
45,800	ASML Holding NV	12,854,228
Software 6.1%
47,000	Adobe, Inc.	16,503,580	*
303,600	ForeScout Technologies, Inc.	8,655,636	*
336,800	Microsoft Corp.	57,333,464	(d)
694,700	SailPoint Technologies Holding, Inc.	17,430,023	*
105,900	salesforce.com, Inc.	19,306,629	*
62,000	ServiceNow, Inc.	20,970,260	*
96,000	Workday, Inc. Class A	17,724,480	*
115,000	Zendesk, Inc.	9,936,000	*
		167,860,072
Specialty Retail 3.4%
186,000	Asbury Automotive Group, Inc.	17,939,700	*
78,000	Five Below, Inc.	8,831,160	*
130,000	Home Depot, Inc.	29,653,000
851,000	Hudson Ltd. Class A	9,335,470	*
230,000	Lowe's Cos., Inc.	26,735,200
		92,494,530
Technology Hardware, Storage & Peripherals 1.8%
164,400	Apple, Inc.	50,883,444
Textiles, Apparel & Luxury Goods 1.1%
323,000	NIKE, Inc. Class B	31,104,900
Tobacco 0.4%
132,600	Philip Morris International, Inc.	10,966,020
Trading Companies & Distributors 3.4%
1,024,000	HD Supply Holdings, Inc.	41,717,760	*(a)
2,362,900	Univar Solutions, Inc.	50,920,495	*
		92,638,255
Water Utilities 0.4%
84,000	American Water Works Co., Inc.	11,440,800
Total Common Stocks (Cost $1,585,819,183)		2,116,100,660
Preferred Stocks 1.0%
Food Products 0.4%
626,667	Sweetgreen, Inc. Ser. D	10,716,006	*(b)(c)(q)
59,031	Sweetgreen, Inc. Ser. I	1,009,430	*(b)(c)(q)
		11,725,436
Multi-Utilities 0.6%
118,300	Sempra Energy, Ser. B, 6.75%	14,737,814
Total Preferred Stocks (Cost $20,514,311)		26,463,250

Preferred Units 0.4%
Software 0.4%
3,985,938	Disco Topco Holdings (Cayman) L.P. (Cost $11,550,014)	$11,550,013	*(b)(c)(q)
Principal Amount
Loan Assignments(f) 0.9%
Aerospace & Defense 0.0%(g)
$992,500	Nordam Group, Inc., The, Term Loan B, (1M USD LIBOR + 5.50%), 7.19%, due 4/9/2026	987,538	(c)
Leisure Goods - Activities - Movies 0.9%
25,000,000	One Spa World, LLC, Second Lien Term Loan, (1M USD LIBOR + 7.50%), 9.16%, due 3/18/2027	25,000,000	(b)(c)(q)
Total Loan Assignments (Cost $25,569,112)		25,987,538
Corporate Bonds 3.3%
Commercial Services 0.4%
11,921,000	APX Group, Inc., 8.75%, due 12/1/2020	11,939,627	(e)
Gas 0.4%
11,165,000	Rockpoint Gas Storage Canada Ltd., 7.00%, due 3/31/2023	10,906,809	(h)
Media 0.1%
2,440,000	Viacom, Inc., 5.88%, due 2/28/2057	2,563,830	(i)
Retail 2.0%
17,695,000	Argos Merger Sub, Inc., 7.13%, due 3/15/2023	17,628,644	(h)
7,440,000	Party City Holdings, Inc., 6.63%, due 8/1/2026	5,282,400	(e)(h)
29,674,000	PetSmart, Inc., 8.88%, due 6/1/2025	30,490,035	(d)(e)(h)
		53,401,079
Semiconductor 0.4%
11,252,000	MagnaChip Semiconductor Corp., 6.63%, due 7/15/2021	11,252,000
Total Corporate Bonds (Cost $77,423,372)		90,063,345
Convertible Bonds 1.0%
Semiconductor 0.3%
4,020,000	MagnaChip Semiconductor SA, 5.00%, due 3/1/2021	6,785,377
Software 0.7%
17,960,000	SailPoint Technologies Holding, Inc., 0.13%, due 9/15/2024	20,149,288	(h)
Total Convertible Bonds (Cost $22,783,790)		26,934,665
U.S. Treasury Obligations 9.8%
	U.S. Treasury Bill
30,000,000	1.48%, due 2/4/2020	29,998,852	(e)(j)
160,000,000	1.49%, due 2/18/2020–2/25/2020	159,879,230	(e)(j)
80,000,000	1.51%, due 3/3/2020	79,901,158	(j)
Total U.S. Treasury Obligations (Cost $269,756,539)		269,779,240

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

Number of Units		Value
Master Limited Partnerships 1.5%
Oil, Gas & Consumable Fuels 1.5%
1,620,000	Enterprise Products Partners LP (Cost $45,076,360)	$41,747,400
Number of Shares
Warrants 0.1%
Diversified Consumer Services 0.0%(g)
52,600	OneSpaWorld Holdings Ltd. Expires 3/19/2024	262,474	*
IT Services 0.1%
2,287,305	Repay Pipe Expires 1/1/2025	3,385,211	*
Total Warrants (Cost $—)		3,647,685
Total Options Purchased(m) 0.0%(g) (Cost $1,358,984)		962,027
Short-Term Investments 2.8%
Investment Companies 2.8%
52,306,688	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.52%(k)	52,306,688	(d)
25,792,244	State Street Navigator Securities Lending Government Money Market Portfolio, 1.60%(k)	25,792,244	(l)
Total Short-Term Investments (Cost $78,098,932)		78,098,932
Total Long Positions (97.5%) (Cost $2,137,950,597)		2,691,334,755
Short Positions ((14.9)%)(n)
Common Stocks Sold Short (13.2)%
Automobiles (0.6)%
(182,156)	Harley-Davidson, Inc.	(6,084,010)
(14,300)	Tesla, Inc.	(9,303,151)	*
		(15,387,161)
Banks (0.4)%
(311,200)	BankUnited, Inc.	(10,269,600)
Beverages (0.2)%
(138,542)	National Beverage Corp.	(5,944,837)	*
Capital Markets (1.3)%
(57,100)	FactSet Research Systems, Inc.	(16,336,881)
(155,600)	Federated Investors, Inc. Class B	(5,637,388)
(901,000)	Waddell & Reed Financial, Inc. Class A	(14,397,980)
		(36,372,249)
Chemicals (0.3)%
(45,000)	International Flavors & Fragrances, Inc.	(5,899,950)
(20,700)	PPG Industries, Inc.	(2,480,688)
		(8,380,638)
Containers & Packaging (0.3)%
(74,000)	Packaging Corp. of America	(7,085,500)
Electric Utilities (0.9)%
(290,000)	Avangrid, Inc.	(15,445,400)
(130,500)	Southern Co.	(9,187,200)
		(24,632,600)
Energy Equipment & Services (0.1)%
(98,100)	Core Laboratories NV	(3,446,253)
Equity Real Estate Investment Trusts (1.1)%
(1,166,184)	Colony Capital, Inc.	$(5,446,080)
(265,100)	Iron Mountain, Inc.	(8,379,811)
(175,700)	Lamar Advertising Co. Class A	(16,306,717)
		(30,132,608)
Food & Staples Retailing (0.2)%
(248,000)	BJ's Wholesale Club Holdings, Inc.	(5,088,960)	*
Food Products (0.7)%
(189,000)	Campbell Soup Co.	(9,145,710)
(100,000)	Kellogg Co.	(6,821,000)
(117,000)	Simply Good Foods Co.	(2,687,490)	*
		(18,654,200)
Hotels, Restaurants & Leisure (0.2)%
(60,000)	Dine Brands Global, Inc.	(5,115,000)
Household Durables (0.3)%
(154,900)	PulteGroup, Inc.	(6,916,285)
Insurance (0.3)%
(2,283,670)	Aegon NV	(9,292,488)
IT Services (0.6)%
(644,500)	Western Union Co.	(17,337,050)
Machinery (0.6)%
(113,900)	Altra Industrial Motion Corp.	(3,788,314)
(23,300)	Illinois Tool Works, Inc.	(4,077,034)
(103,000)	PACCAR, Inc.	(7,643,630)
		(15,508,978)
Media (1.3)%
(368,700)	Discovery, Inc. Class A	(10,788,162)	*
(395,000)	iHeartMedia, Inc. Class A	(6,983,600)	*
(123,500)	Omnicom Group, Inc.	(9,300,785)
(1,063,700)	Sirius XM Holdings, Inc.	(7,520,359)
		(34,592,906)
Multi-Utilities (0.2)%
(71,100)	Consolidated Edison, Inc.	(6,683,400)
Multiline Retail (0.4)%
(174,000)	Big Lots, Inc.	(4,708,440)
(68,000)	Kohl's Corp.	(2,907,000)
(75,000)	Ollie's Bargain Outlet Holdings, Inc.	(3,978,000)	*
		(11,593,440)
Oil, Gas & Consumable Fuels (0.1)%
(755,400)	Antero Midstream Corp.	(3,807,216)
Personal Products (0.1)%
(140,600)	Edgewell Personal Care Co.	(3,630,292)	*
Semiconductors & Semiconductor Equipment (1.0)%
(46,800)	NVIDIA Corp.	(11,064,924)
(85,800)	QUALCOMM, Inc.	(7,319,598)
(180,200)	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	(9,719,988)
		(28,104,510)
Software (0.6)%
(116,500)	Datadog, Inc. Class A	(5,383,465)	*
(31,600)	Guidewire Software, Inc.	(3,555,000)	*
(27,300)	Paycom Software, Inc.	(8,685,768)	*
		(17,624,233)
Specialty Retail (1.2)%
(117,300)	AutoNation, Inc.	(4,978,212)	*

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

Number of Shares	Value
(133,400)	Penske Automotive Group, Inc.	$(6,265,798)
(445,000)	Sally Beauty Holdings, Inc.	(6,830,750)	*
(220,000)	Signet Jewelers Ltd.	(5,348,200)
(36,000)	Ulta Salon Cosmetics & Fragrance, Inc.	(9,644,760)	*
		(33,067,720)
Trading Companies & Distributors (0.2)%
(186,500)	Fastenal Co.	(6,505,120)
Total Common Stocks Sold Short (Proceeds $(353,514,659))		(365,173,244)
Principal Amount
Corporate Bonds Sold Short (1.7)%
Media (0.8)%
	Entercom Media Corp.
$(9,500,000)	7.25%, due 11/1/2024	(10,042,260)	(h)
(5,000,000)	6.50%, due 5/1/2027	(5,380,500)	(h)
(5,000,000)	iHeartCommunications, Inc., 8.38%, due 5/1/2027	(5,455,950)
		(20,878,710)
Miscellaneous Manufacturer (0.2)%
(7,000,000)	General Electric Co., Ser. D, 5.00%, due 1/21/2021	(6,947,500)	(i)(o)
Oil & Gas (0.1)%
(5,000,000)	EQT Corp., 3.90%, due 10/1/2027	(3,969,365)
Pipelines (0.2)%
(5,000,000)	Enterprise Products Operating LLC, 4.88%, due 8/16/2077	(5,020,000)	(i)
Retail (0.4)%
(10,000,000)	Sally Holdings LLC/Sally Capital, Inc., 5.63%, due 12/1/2025	(10,391,700)
Total Corporate Bonds Sold Short (Proceeds $(45,374,534))		(47,207,275)
Total Short Positions (Proceeds $(398,889,193))		(412,380,519)
Total Investments 82.6% (Proceeds $1,739,061,404)		2,278,954,236
Other Assets Less Liabilities 17.4%	478,895,873		(p)
Net Assets 100.0%		$2,757,850,109

*	Non-income producing security.
(a)	All or a portion of the security is pledged as collateral for options written.
(b)	Security fair valued as of January 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2020 amounted to $75,268,010, which represents 2.7% of net assets of the Fund.
(c)	Value determined using significant unobservable inputs.
(d)	All or a portion of this security is segregated in connection with obligations for securities sold short, options written, swaps and/or futures with a total value of $144,718,786.
(e)	The security or a portion of this security is on loan at January 31, 2020. Total value of all such securities at January 31, 2020 amounted to $25,100,965 for the Fund.
(f)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2020 and changes periodically.
(g)	Represents less than 0.05% of net assets of the Fund.
(h)	Securities were purchased or sold short under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2020, these securities amounted to $84,457,176 of long positions and $(15,422,760) of short positions, which represents 3.1% and (0.6)%, respectively, of net assets of the Fund.
(i)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(j)	Rate shown was the discount rate at the date of purchase.
(k)	Represents 7-day effective yield as of January 31, 2020.
(l)	Represents investment of cash collateral received from securities lending.
(m)	See “Purchased option contracts” under Derivative Instruments.
(n)	At January 31, 2020, the Fund had $475,735,298 deposited, in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short.
(o)	Perpetual Bond Security. The rate reflected was the rate in effect on January 31, 2020. The maturity date reflects the next call date.
(p)	Includes the impact of the Fund's open positions in derivatives at January 31, 2020.

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

(q) These securities have been deemed by the investment manager to be illiquid, and are subject to restrictions on resale.
At January 31, 2020, these securities amounted to $75,268,010, which represents 2.7% of net assets of the Fund.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Acquisition Cost Percentage of Net Assets	Value as of 1/31/2020	Fair Value Percentage of Net Assets as of 1/31/2020
Disco Topco Holdings (Cayman) L.P. (Preferred Units)	11/13/2019	$11,550,014	0.5%	$11,550,013	0.4%
Druva Technologies Pte. Ltd.	6/14/2019	3,429,998	0.1%	3,429,998	0.1%
LegalZoom.com, Inc.	8/22/2018	21,259,563	0.6%	21,259,563	0.8%
One Spa World LLC, Second Lien Term Loan	3/19/2019	24,585,185	0.9%	25,000,000	0.9%
Sweetgreen, Inc. (Ser. D Preferred Shares)	11/30/2018	7,520,004	0.3%	10,716,006	0.4%
Sweetgreen, Inc. (Ser. I Preferred Shares)	9/13/2019	1,009,430	0.0%	1,009,430	0.0%
Venture Global LNG, Inc.	11/21/2018	2,303,000	0.1%	2,303,000	0.1%
Total		$71,657,194	2.5%	$75,268,010	2.7%

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At January 31, 2020, open positions in futures for the Fund were as follows:

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2020	360	NASDAQ 100 E-Mini Index	$(64,783,800)	$(2,240,495)
3/2020	406	Russell 2000 E-Mini Index	(32,778,410)	822,149
3/2020	1,435	S&P 500 E-Mini Index	(231,322,000)	(1,872,675)
3/2020	75	U.S. Treasury Long Bond	(12,264,844)	(464,763)
Total Futures			$(341,149,054)	$(3,755,784)

At January 31, 2020, the Fund had $24,164,712 deposited in a segregated account to cover margin requirements on open futures.

Total return basket swap contracts (“total return basket swaps”)

At January 31, 2020, the Fund had outstanding total return basket swaps(a) as follows:

Over-the-counter total return basket swaps — Short(b)

Counterparty	Reference Entity	Effective Variable Rate(c)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Maturity Date(s)	Value
GSI	GSCBNBVL	1.74%	(0.09)%	3M USD LIBOR	3M/T	2/15/2021	$(1,106,957)
JPM	JPNBGCND	1.18%	(0.65)%	3M USD LIBOR	3M/T	5/4/2020	(6,192,876)
JPM	JPNBGCND	1.13%	(0.65)%	3M USD LIBOR	3M/T	5/4/2020	(19,134)
JPM	JPNBGCND	1.01%	(0.65)%	3M USD LIBOR	3M/T	5/4/2020	(44,878)
JPM	JPNBLQGS	1.69%	0.03%	1M USD LIBOR	1M/T	7/19/2021	495,491
JPM	JPNBLQGS	1.70%	0.03%	1M USD LIBOR	1M/T	7/19/2021	1,830,669
JPM	JPNBRMV3	1.76%	(0.01)%	3M USD LIBOR	3M/T	11/6/2020	141,126
JPM	JPNBRMV3	1.82%	(0.01)%	3M USD LIBOR	3M/T	11/10/2020	(2,919,142)
Total							$(7,815,701)

(a) The following tables represent required component disclosures associated with the total return basket swaps:

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSCBNBVL
Tiffany & Co.	(358)	$(145,047)	$(16,216)	1.5%
Skyworks Solutions Inc.	(414)	(141,505)	(15,820)	1.4%
State Street Corp.	(606)	(138,460)	(15,480)	1.4%
DaVita Inc.	(537)	(129,700)	(14,501)	1.3%
Lennar Corp	(641)	(128,603)	(14,378)	1.3%
Fortune Brands Home & Security Inc.	(618)	(128,440)	(14,360)	1.3%
LKQ Corp.	(1,260)	(124,533)	(13,923)	1.2%
AES Corp./VA	(2,059)	(123,643)	(13,823)	1.2%
Seagate Technology PLC	(714)	(123,091)	(13,762)	1.2%
CenturyLink Inc.	(2,974)	(122,832)	(13,733)	1.2%
Xerox Holdings Corp.	(1,137)	(122,280)	(13,671)	1.2%
Nordstrom Inc.	(1,095)	(121,966)	(13,636)	1.2%
Ameriprise Financial Inc.	(243)	(121,628)	(13,598)	1.2%
Apache Corp.	(1,459)	(121,062)	(13,535)	1.2%
Newell Brands Inc.	(2,024)	(119,513)	(13,362)	1.2%
PPL Corp.	(1,091)	(119,409)	(13,350)	1.2%
Leggett & Platt Inc.	(823)	(118,360)	(13,233)	1.2%
Perrigo Co. PLC	(684)	(117,889)	(13,180)	1.2%

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

GSCBNBVL (cont’d)
Ralph Lauren Corp.	(342)	(117,396)	(13,125)	1.2%
SVB Financial Group	(161)	(116,833)	(13,062)	1.2%
Parker-Hannifin Corp.	(195)	(115,372)	(12,899)	1.2%
First Republic Bank/CA	(340)	(113,852)	(12,729)	1.1%
United Rentals Inc.	(277)	(113,809)	(12,724)	1.1%
Cardinal Health Inc.	(723)	(111,955)	(12,517)	1.1%
Kroger Co./The	(1,375)	(111,658)	(12,483)	1.1%
Albemarle Corp.	(457)	(110,815)	(12,389)	1.1%
Biogen Inc.	(136)	(110,473)	(12,351)	1.1%
Freeport-McMoRan Inc.	(3,289)	(110,364)	(12,339)	1.1%
Westrock Co.	(934)	(110,161)	(12,316)	1.1%
KeyCorp	(1,947)	(110,114)	(12,311)	1.1%
Mohawk Industries Inc.	(275)	(109,332)	(12,223)	1.1%
WW Grainger Inc.	(119)	(109,286)	(12,218)	1.1%
Citizens Financial Group Inc.	(963)	(108,493)	(12,130)	1.1%
Halliburton Co.	(1,643)	(108,302)	(12,108)	1.1%
Mylan NV	(1,646)	(106,587)	(11,916)	1.1%
Quest Diagnostics Inc.	(318)	(106,456)	(11,902)	1.1%
Kellogg Co.	(516)	(106,340)	(11,889)	1.1%
Truist Financial Corp.	(680)	(106,000)	(11,851)	1.1%
Southwest Airlines Co.	(635)	(105,618)	(11,808)	1.1%
Zions Bancorp NA	(766)	(105,353)	(11,778)	1.1%
NRG Energy Inc.	(939)	(104,722)	(11,708)	1.1%
Royal Caribbean Cruises Ltd.	(294)	(103,925)	(11,619)	1.0%
Interpublic Group of Cos Inc./The	(1,513)	(103,799)	(11,605)	1.0%
Whirlpool Corp.	(235)	(103,770)	(11,601)	1.0%
Valero Energy Corp.	(407)	(103,614)	(11,584)	1.0%
Fifth Third Bancorp	(1,199)	(103,127)	(11,530)	1.0%
Laboratory Corp of America Holdings	(194)	(103,080)	(11,524)	1.0%
Regions Financial Corp.	(2,186)	(102,878)	(11,502)	1.0%
Eastman Chemical Co.	(476)	(102,533)	(11,463)	1.0%
Invesco Ltd.	(1,959)	(102,450)	(11,454)	1.0%
Other securities	(46,784)	(4,239,896)	(474,017)	42.8%
		$(9,966,324)	(1,114,236)
Accrued Net Interest Receivable/(Payable)			7,279
			$(1,106,957)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBGCND
Amazon.com Inc.	(3,412)	$(6,707,608)	$(1,187,520)	19.1%
Home Depot Inc./The	(7,468)	(1,666,804)	(295,092)	4.8%
Toyota Motor Corp.	(21,493)	(1,484,371)	(262,794)	4.2%
McDonald's Corp.	(6,516)	(1,364,252)	(241,528)	3.9%
NIKE Inc.	(11,198)	(1,055,204)	(186,814)	3.0%
LVMH Moet Hennessy Louis Vuitton SE	(2,449)	(1,049,722)	(185,844)	3.0%
Starbucks Corp.	(11,284)	(936,711)	(165,836)	2.7%
Lowe's Cos. Inc.	(7,125)	(810,481)	(143,488)	2.3%
Sony Corp.	(11,554)	(804,831)	(142,488)	2.3%
Booking Holdings Inc.	(419)	(749,843)	(132,753)	2.1%
TJX Cos. Inc./The	(11,711)	(676,560)	(119,779)	1.9%
adidas AG	(1,677)	(519,901)	(92,044)	1.5%
Compass Group PLC	(21,171)	(513,139)	(90,847)	1.5%
Target Corp.	(4,664)	(505,363)	(89,470)	1.4%
Kering SA	(765)	(460,481)	(81,524)	1.3%
Daimler AG	(9,927)	(450,080)	(79,683)	1.3%
Ross Stores Inc.	(3,991)	(438,111)	(77,563)	1.2%
General Motors Co.	(12,833)	(419,282)	(74,230)	1.2%
Honda Motor Co. Ltd.	(16,138)	(412,341)	(73,001)	1.2%
Cie Financiere Richemont SA	(5,424)	(388,947)	(68,859)	1.1%
Industria de Diseno Textil SA	(11,479)	(378,097)	(66,939)	1.1%
Marriott International Inc./MD	(2,708)	(371,113)	(65,702)	1.1%
Volkswagen AG	(2,067)	(364,045)	(64,451)	1.0%
Dollar General Corp.	(2,370)	(355,729)	(62,979)	1.0%
Yum! Brands Inc.	(3,433)	(355,303)	(62,903)	1.0%
Ford Motor Co.	(39,037)	(336,922)	(59,649)	1.0%

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

JPNBGCND (cont’d)
Oriental Land Co. Ltd./Japan	(2,581)	(332,176)	(58,809)	0.9%
Hilton Worldwide Holdings Inc.	(3,142)	(331,475)	(58,685)	0.9%
O'Reilly Automotive Inc.	(828)	(328,900)	(58,229)	0.9%
eBay Inc.	(9,600)	(315,272)	(55,816)	0.9%
Fast Retailing Co. Ltd.	(571)	(305,897)	(54,156)	0.9%
Aptiv PLC	(3,614)	(299,838)	(53,084)	0.9%
AutoZone Inc.	(289)	(298,728)	(52,887)	0.9%
Michelin	(2,525)	(287,576)	(50,913)	0.8%
Hermes International	(391)	(286,623)	(50,744)	0.8%
Bayerische Motoren Werke AG	(4,060)	(283,299)	(50,156)	0.8%
Chipotle Mexican Grill Inc.	(333)	(282,233)	(49,967)	0.8%
VF Corp.	(3,471)	(281,811)	(49,892)	0.8%
Panasonic Corp.	(27,691)	(275,419)	(48,760)	0.8%
DR Horton Inc.	(4,614)	(267,285)	(47,320)	0.8%
Persimmon PLC	(6,617)	(260,852)	(46,181)	0.7%
Sekisui House Ltd.	(12,204)	(260,067)	(46,042)	0.7%
Taylor Wimpey PLC	(91,772)	(254,901)	(45,128)	0.7%
Lennar Corp.	(3,869)	(251,256)	(44,483)	0.7%
Best Buy Co. Inc.	(2,775)	(229,940)	(40,709)	0.7%
Bandai Namco Holdings Inc.	(3,978)	(229,012)	(40,545)	0.7%
Carnival Corp.	(5,371)	(228,785)	(40,504)	0.7%
Denso Corp.	(5,491)	(225,090)	(39,850)	0.6%
Hennes & Mauritz AB	(10,337)	(222,185)	(39,336)	0.6%
Bridgestone Corp.	(6,282)	(221,193)	(39,160)	0.6%
Other securities	(125,681)	(4,935,819)	(873,839)	14.2%
		$(35,070,873)	(6,208,975)
Accrued Net Interest Receivable/(Payable)			16,099
			$(6,192,876)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBGCND
Amazon.com Inc.	(401)	$(787,885)	$(3,684)	19.1%
Home Depot Inc./The	(877)	(195,785)	(915)	4.8%
Toyota Motor Corp.	(2,525)	(174,356)	(815)	4.2%
McDonald's Corp.	(765)	(160,247)	(749)	3.9%
NIKE Inc.	(1,315)	(123,946)	(580)	3.0%
LVMH Moet Hennessy Louis Vuitton SE	(288)	(123,302)	(577)	3.0%
Starbucks Corp.	(1,325)	(110,027)	(514)	2.7%
Lowe's Cos. Inc.	(837)	(95,200)	(445)	2.3%
Sony Corp.	(1,357)	(94,537)	(442)	2.3%
Booking Holdings Inc.	(49)	(88,078)	(412)	2.1%
TJX Cos. Inc./The	(1,376)	(79,470)	(372)	1.9%
adidas AG	(197)	(61,068)	(286)	1.5%
Compass Group PLC	(2,487)	(60,274)	(282)	1.5%
Target Corp.	(548)	(59,361)	(278)	1.4%
Kering SA	(90)	(54,089)	(253)	1.3%
Daimler AG	(1,166)	(52,867)	(247)	1.3%
Ross Stores Inc.	(469)	(51,461)	(241)	1.2%
General Motors Co.	(1,507)	(49,250)	(230)	1.2%
Honda Motor Co. Ltd.	(1,896)	(48,434)	(226)	1.2%
Cie Financiere Richemont SA	(637)	(45,686)	(214)	1.1%
Industria de Diseno Textil SA	(1,348)	(44,412)	(208)	1.1%
Marriott International Inc./MD	(318)	(43,591)	(204)	1.1%
Volkswagen AG	(243)	(42,761)	(200)	1.0%
Dollar General Corp.	(278)	(41,784)	(195)	1.0%
Yum! Brands Inc.	(403)	(41,734)	(195)	1.0%
Ford Motor Co.	(4,585)	(39,575)	(185)	1.0%
Oriental Land Co. Ltd./Japan	(303)	(39,018)	(182)	0.9%
Hilton Worldwide Holdings Inc.	(369)	(38,936)	(182)	0.9%
O'Reilly Automotive Inc.	(97)	(38,633)	(181)	0.9%
eBay Inc.	(1,128)	(37,032)	(173)	0.9%
Fast Retailing Co. Ltd.	(67)	(35,931)	(168)	0.9%
Aptiv PLC	(424)	(35,219)	(165)	0.9%
AutoZone Inc.	(34)	(35,089)	(164)	0.9%
Michelin	(297)	(33,779)	(158)	0.8%

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

JPNBGCND (cont’d)
Hermes International	(46)	(33,667)	(157)	0.8%
Bayerische Motoren Werke AG	(477)	(33,277)	(156)	0.8%
Chipotle Mexican Grill Inc.	(39)	(33,151)	(155)	0.8%
VF Corp.	(408)	(33,102)	(155)	0.8%
Panasonic Corp.	(3,253)	(32,351)	(151)	0.8%
DR Horton Inc.	(542)	(31,396)	(147)	0.8%
Persimmon PLC	(777)	(30,640)	(143)	0.7%
Sekisui House Ltd.	(1,434)	(30,548)	(143)	0.7%
Taylor Wimpey PLC	(10,780)	(29,941)	(140)	0.7%
Lennar Corp.	(454)	(29,513)	(138)	0.7%
Best Buy Co. Inc.	(326)	(27,009)	(126)	0.7%
Bandai Namco Holdings Inc.	(467)	(26,900)	(126)	0.7%
Carnival Corp.	(631)	(26,873)	(126)	0.7%
Denso Corp.	(645)	(26,439)	(124)	0.6%
Hennes & Mauritz AB	(1,214)	(26,098)	(122)	0.6%
Bridgestone Corp.	(738)	(25,982)	(121)	0.6%
Other securities	(14,763)	(579,771)	(2,710)	14.2%
		$(4,119,475)	(19,262)
Accrued Net Interest Receivable/(Payable)			128
			$(19,134)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBGCND
Amazon.com Inc.	(413)	$(811,404)	$(8,583)	19.1%
Home Depot Inc./The	(903)	(201,630)	(2,133)	4.8%
Toyota Motor Corp.	(2,600)	(179,561)	(1,899)	4.2%
McDonald's Corp.	(788)	(165,030)	(1,746)	3.9%
NIKE Inc.	(1,355)	(127,646)	(1,350)	3.0%
LVMH Moet Hennessy Louis Vuitton SE	(296)	(126,983)	(1,343)	3.0%
Starbucks Corp.	(1,365)	(113,312)	(1,199)	2.7%
Lowe's Cos. Inc.	(862)	(98,042)	(1,037)	2.3%
Sony Corp.	(1,398)	(97,359)	(1,030)	2.3%
Booking Holdings Inc.	(51)	(90,707)	(960)	2.1%
TJX Cos. Inc./The	(1,417)	(81,842)	(866)	1.9%
adidas AG	(203)	(62,891)	(665)	1.5%
Compass Group PLC	(2,561)	(62,073)	(657)	1.5%
Target Corp.	(564)	(61,133)	(647)	1.4%
Kering SA	(93)	(55,703)	(589)	1.3%
Daimler AG	(1,201)	(54,445)	(576)	1.3%
Ross Stores Inc.	(483)	(52,997)	(561)	1.2%
General Motors Co.	(1,552)	(50,720)	(537)	1.2%
Honda Motor Co. Ltd.	(1,952)	(49,880)	(528)	1.2%
Cie Financiere Richemont SA	(656)	(47,050)	(498)	1.1%
Industria de Diseno Textil SA	(1,389)	(45,737)	(484)	1.1%
Marriott International Inc./MD	(328)	(44,893)	(475)	1.1%
Volkswagen AG	(250)	(44,038)	(466)	1.0%
Dollar General Corp.	(287)	(43,032)	(455)	1.0%
Yum! Brands Inc.	(415)	(42,980)	(455)	1.0%
Ford Motor Co.	(4,722)	(40,757)	(431)	1.0%
Oriental Land Co. Ltd./Japan	(312)	(40,183)	(425)	0.9%
Hilton Worldwide Holdings Inc.	(380)	(40,098)	(424)	0.9%
O'Reilly Automotive Inc.	(100)	(39,786)	(421)	0.9%
eBay Inc.	(1,161)	(38,138)	(403)	0.9%
Fast Retailing Co. Ltd.	(69)	(37,004)	(391)	0.9%
Aptiv PLC	(437)	(36,271)	(384)	0.9%
AutoZone Inc.	(35)	(36,136)	(382)	0.9%
Michelin	(305)	(34,787)	(368)	0.8%
Hermes International	(47)	(34,672)	(367)	0.8%
Bayerische Motoren Werke AG	(491)	(34,270)	(363)	0.8%
Chipotle Mexican Grill Inc.	(40)	(34,141)	(361)	0.8%
VF Corp.	(420)	(34,090)	(361)	0.8%
Panasonic Corp.	(3,350)	(33,317)	(352)	0.8%
DR Horton Inc.	(558)	(32,333)	(342)	0.8%
Persimmon PLC	(800)	(31,555)	(334)	0.7%
Sekisui House Ltd.	(1,476)	(31,460)	(333)	0.7%

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

JPNBGCND (cont’d)
Taylor Wimpey PLC	(11,101)	(30,835)	(326)	0.7%
Lennar Corp.	(468)	(30,394)	(322)	0.7%
Best Buy Co. Inc.	(336)	(27,815)	(294)	0.7%
Bandai Namco Holdings Inc.	(481)	(27,703)	(293)	0.7%
Carnival Corp.	(650)	(27,676)	(293)	0.7%
Denso Corp.	(664)	(27,229)	(288)	0.6%
Hennes & Mauritz AB	(1,250)	(26,877)	(284)	0.6%
Bridgestone Corp.	(760)	(26,757)	(283)	0.6%
Other securities	(15,205)	(597,072)	(6,316)	14.2%
		$(4,242,444)	(44,878)
Accrued Net Interest Receivable/(Payable)			-
			$(44,878)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBLQGS
Centene Corp.	(7,959)	$(553,444)	$10,250	2.1%
PulteGroup Inc.	(7,543)	(372,840)	6,905	1.4%
DR Horton Inc.	(5,674)	(371,868)	6,887	1.4%
Lennar Corp.	(4,973)	(365,324)	6,766	1.4%
Cboe Global Markets Inc.	(2,674)	(364,714)	6,755	1.4%
Copart Inc.	(3,232)	(363,081)	6,724	1.4%
MSCI Inc.	(1,133)	(358,548)	6,640	1.4%
Darden Restaurants Inc.	(2,781)	(358,400)	6,638	1.4%
ABIOMED Inc.	(1,732)	(357,171)	6,615	1.3%
Autodesk Inc.	(1,632)	(355,733)	6,588	1.3%
FleetCor Technologies Inc.	(1,017)	(354,921)	6,573	1.3%
Netflix Inc.	(928)	(354,519)	6,566	1.3%
Arista Networks Inc.	(1,433)	(354,362)	6,563	1.3%
T Rowe Price Group Inc.	(2,380)	(351,851)	6,516	1.3%
Allegion PLC	(2,445)	(350,065)	6,483	1.3%
CBRE Group Inc.	(5,168)	(349,303)	6,469	1.3%
Lamb Weston Holdings Inc.	(3,453)	(349,057)	6,465	1.3%
Global Payments Inc.	(1,604)	(346,985)	6,426	1.3%
Chipotle Mexican Grill Inc.	(361)	(346,481)	6,417	1.3%
Broadcom Inc.	(1,023)	(345,731)	6,403	1.3%
Fiserv Inc.	(2,614)	(343,242)	6,357	1.3%
Mastercard Inc.	(981)	(343,137)	6,355	1.3%
NVR Inc.	(81)	(343,059)	6,354	1.3%
Synopsys Inc.	(2,099)	(342,806)	6,349	1.3%
International Flavors & Fragrances Inc.	(2,360)	(342,594)	6,345	1.3%
Leidos Holdings Inc.	(3,072)	(341,683)	6,328	1.3%
McCormick & Co. Inc./MD	(1,880)	(340,005)	6,297	1.3%
Take-Two Interactive Software Inc.	(2,462)	(339,696)	6,291	1.3%
Lam Research Corp.	(1,027)	(339,072)	6,280	1.3%
Electronic Arts Inc.	(2,824)	(337,429)	6,249	1.3%
Dollar General Corp.	(1,985)	(337,190)	6,245	1.3%
Fortinet Inc.	(2,639)	(336,977)	6,241	1.3%
Ulta Beauty Inc.	(1,134)	(336,456)	6,231	1.3%
IQVIA Holdings Inc.	(1,952)	(335,511)	6,214	1.3%
Vertex Pharmaceuticals Inc.	(1,334)	(335,390)	6,212	1.3%
MarketAxess Holdings Inc.	(849)	(332,989)	6,167	1.3%
Quanta Services Inc.	(7,677)	(332,744)	6,163	1.3%
Western Digital Corp.	(4,576)	(331,813)	6,145	1.3%
Ross Stores Inc.	(2,662)	(330,604)	6,123	1.2%
Fox Corp.	(8,219)	(330,583)	6,123	1.2%
Twitter Inc.	(9,191)	(330,473)	6,120	1.2%
NVIDIA Corp.	(1,262)	(330,404)	6,119	1.2%
Fox Corp.	(8,035)	(329,816)	6,108	1.2%
Advanced Micro Devices Inc.	(6,314)	(328,511)	6,084	1.2%
Bristol-Myers Squibb Co.	(4,705)	(327,921)	6,073	1.2%
Cardinal Health Inc.	(5,774)	(327,353)	6,063	1.2%
LKQ Corp.	(9,044)	(327,247)	6,061	1.2%
Old Dominion Freight Line Inc.	(1,504)	(326,633)	6,049	1.2%
AmerisourceBergen Corp.	(3,436)	(325,431)	6,027	1.2%
Fastenal Co.	(8,422)	(325,215)	6,023	1.2%

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

JPNBLQGS (cont’d)
Other securities	(107,741)	(9,124,098)	168,983	34.7%
		$(26,480,480)	490,428
Accrued Net Interest Receivable/(Payable)			5,063
			$495,491

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBLQGS
Centene Corp.	(11,838)	$(823,173)	$37,652	2.1%
PulteGroup Inc.	(11,219)	(554,548)	25,365	1.4%
DR Horton Inc.	(8,439)	(553,103)	25,299	1.4%
Lennar Corp.	(7,396)	(543,369)	24,854	1.4%
Cboe Global Markets Inc.	(3,977)	(542,462)	24,812	1.4%
Copart Inc.	(4,808)	(540,034)	24,701	1.4%
MSCI Inc.	(1,686)	(533,292)	24,393	1.4%
Darden Restaurants Inc.	(4,136)	(533,071)	24,383	1.4%
ABIOMED Inc.	(2,576)	(531,244)	24,299	1.3%
Autodesk Inc.	(2,428)	(529,105)	24,201	1.3%
FleetCor Technologies Inc.	(1,513)	(527,896)	24,146	1.3%
Netflix Inc.	(1,380)	(527,299)	24,119	1.3%
Arista Networks Inc.	(2,132)	(527,065)	24,108	1.3%
T Rowe Price Group Inc.	(3,540)	(523,331)	23,937	1.3%
Allegion PLC	(3,637)	(520,674)	23,815	1.3%
CBRE Group Inc.	(7,687)	(519,540)	23,764	1.3%
Lamb Weston Holdings Inc.	(5,136)	(519,175)	23,747	1.3%
Global Payments Inc.	(2,385)	(516,093)	23,606	1.3%
Chipotle Mexican Grill Inc.	(537)	(515,344)	23,572	1.3%
Broadcom Inc.	(1,522)	(514,228)	23,521	1.3%
Fiserv Inc.	(3,888)	(510,526)	23,351	1.3%
Mastercard Inc.	(1,459)	(510,370)	23,344	1.3%
NVR Inc.	(121)	(510,254)	23,339	1.3%
Synopsys Inc.	(3,122)	(509,877)	23,322	1.3%
International Flavors & Fragrances Inc.	(3,511)	(509,562)	23,307	1.3%
Leidos Holdings Inc.	(4,569)	(508,207)	23,245	1.3%
McCormick & Co. Inc./MD	(2,796)	(505,712)	23,131	1.3%
Take-Two Interactive Software Inc.	(3,662)	(505,252)	23,110	1.3%
Lam Research Corp.	(1,528)	(504,323)	23,068	1.3%
Electronic Arts Inc.	(4,201)	(501,880)	22,956	1.3%
Dollar General Corp.	(2,953)	(501,524)	22,940	1.3%
Fortinet Inc.	(3,925)	(501,207)	22,925	1.3%
Ulta Beauty Inc.	(1,687)	(500,433)	22,890	1.3%
IQVIA Holdings Inc.	(2,903)	(499,027)	22,825	1.3%
Vertex Pharmaceuticals Inc.	(1,985)	(498,847)	22,817	1.3%
MarketAxess Holdings Inc.	(1,263)	(495,277)	22,654	1.3%
Quanta Services Inc.	(11,419)	(494,911)	22,637	1.3%
Western Digital Corp.	(6,806)	(493,527)	22,574	1.3%
Ross Stores Inc.	(3,959)	(491,728)	22,492	1.2%
Fox Corp.	(12,225)	(491,698)	22,490	1.2%
Twitter Inc.	(13,670)	(491,535)	22,483	1.2%
NVIDIA Corp.	(1,878)	(491,431)	22,478	1.2%
Fox Corp.	(11,950)	(490,557)	22,438	1.2%
Advanced Micro Devices Inc.	(9,391)	(488,616)	22,349	1.2%
Bristol-Myers Squibb Co.	(6,999)	(487,738)	22,309	1.2%
Cardinal Health Inc.	(8,588)	(486,893)	22,270	1.2%
LKQ Corp.	(13,452)	(486,736)	22,263	1.2%
Old Dominion Freight Line Inc.	(2,236)	(485,822)	22,221	1.2%
AmerisourceBergen Corp.	(5,110)	(484,035)	22,140	1.2%
Fastenal Co.	(12,527)	(483,714)	22,125	1.2%
Other securities	(160,245)	(13,570,864)	620,724	34.7%
		$(39,386,129)	1,801,511
Accrued Net Interest Receivable/(Payable)			29,158
			$1,830,669

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBRMV3
Fidelity National Information Services Inc.	(286)	$(99,553)	$1,950	1.4%
Newmont Goldcorp Corp.	(755)	(82,417)	1,615	1.1%
Analog Devices Inc.	(297)	(79,081)	1,549	1.1%
Roper Technologies Inc.	(79)	(73,193)	1,434	1.0%
Zimmer Biomet Holdings Inc.	(196)	(70,274)	1,377	1.0%
Willis Towers Watson PLC	(126)	(64,354)	1,261	0.9%
IQVIA Holdings Inc.	(169)	(63,712)	1,248	0.9%
Agilent Technologies Inc.	(312)	(62,457)	1,224	0.9%
Motorola Solutions Inc.	(137)	(58,584)	1,148	0.8%
PACCAR Inc.	(322)	(58,008)	1,136	0.8%
Archer-Daniels-Midland Co.	(533)	(57,790)	1,132	0.8%
Stanley Black & Decker Inc.	(146)	(56,298)	1,103	0.8%
Williams Cos. Inc./The	(1,122)	(56,290)	1,103	0.8%
Tyson Foods Inc.	(276)	(55,243)	1,082	0.8%
Ball Corp.	(316)	(55,215)	1,082	0.8%
M&T Bank Corp.	(133)	(54,130)	1,060	0.8%
Fifth Third Bancorp	(744)	(51,278)	1,005	0.7%
Hartford Financial Services Group Inc./The	(340)	(48,832)	957	0.7%
Kroger Co./The	(749)	(48,756)	955	0.7%
Corning Inc.	(753)	(48,725)	955	0.7%
Parker-Hannifin Corp.	(102)	(48,469)	950	0.7%
Synopsys Inc.	(129)	(46,097)	903	0.6%
Western Digital Corp.	(288)	(45,652)	894	0.6%
Royal Caribbean Cruises Ltd.	(160)	(45,337)	888	0.6%
Republic Services Inc.	(194)	(44,650)	875	0.6%
KeyCorp	(978)	(44,355)	869	0.6%
Ameriprise Financial Inc.	(110)	(44,200)	866	0.6%
McCormick & Co. Inc./MD	(110)	(43,372)	850	0.6%
Arthur J Gallagher & Co.	(173)	(43,115)	845	0.6%
United Airlines Holdings Inc.	(237)	(42,967)	842	0.6%
NortonLifeLock Inc.	(624)	(42,955)	842	0.6%
First Republic Bank/CA	(157)	(42,155)	826	0.6%
AMETEK Inc.	(177)	(41,606)	815	0.6%
ONEOK Inc.	(227)	(41,154)	806	0.6%
Citizens Financial Group Inc.	(451)	(40,757)	798	0.6%
Keysight Technologies Inc.	(180)	(40,657)	796	0.6%
Dollar Tree Inc.	(190)	(40,063)	785	0.6%
Kansas City Southern	(97)	(39,522)	774	0.6%
Laboratory Corp. of America Holdings	(91)	(38,819)	760	0.5%
Dover Corp.	(138)	(38,035)	745	0.5%
Freeport-McMoRan Inc.	(1,403)	(37,744)	739	0.5%
Regions Financial Corp.	(996)	(37,570)	736	0.5%
Cincinnati Financial Corp.	(147)	(37,348)	732	0.5%
Cardinal Health Inc.	(285)	(35,379)	693	0.5%
Cummins Inc.	(91)	(35,285)	691	0.5%
Synchrony Financial	(447)	(35,153)	689	0.5%
Quest Diagnostics Inc.	(130)	(34,756)	681	0.5%
Ingersoll-Rand PLC	(108)	(34,715)	680	0.5%
International Paper Co.	(347)	(34,235)	671	0.5%
Hess Corp.	(249)	(34,183)	670	0.5%
Other securities	(51,693)	(4,712,845)	92,324	65.6%
		$(7,167,340)	140,411
Accrued Net Interest Receivable/(Payable)			715
			141,126

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBRMV3
Fidelity National Information Services Inc.	(2,747)	$(956,469)	$(41,342)	1.4%
Newmont Goldcorp Corp.	(7,250)	(791,833)	(34,226)	1.1%
Analog Devices Inc.	(2,856)	(759,779)	(32,840)	1.1%
Roper Technologies Inc.	(760)	(703,213)	(30,395)	1.0%
Zimmer Biomet Holdings Inc.	(1,883)	(675,169)	(29,183)	1.0%

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

JPNBRMV3 (cont’d)
Willis Towers Watson PLC	(1,207)	(618,289)	(26,725)	0.9%
IQVIA Holdings Inc.	(1,627)	(612,117)	(26,458)	0.9%
Agilent Technologies Inc.	(2,999)	(600,063)	(25,937)	0.9%
Motorola Solutions Inc.	(1,312)	(562,852)	(24,328)	0.8%
PACCAR Inc.	(3,098)	(557,320)	(24,089)	0.8%
Archer-Daniels-Midland Co.	(5,118)	(555,221)	(23,999)	0.8%
Stanley Black & Decker Inc.	(1,401)	(540,894)	(23,379)	0.8%
Williams Cos. Inc./The	(10,784)	(540,810)	(23,376)	0.8%
Tyson Foods Inc.	(2,650)	(530,750)	(22,941)	0.8%
Ball Corp.	(3,032)	(530,485)	(22,929)	0.8%
M&T Bank Corp.	(1,273)	(520,060)	(22,479)	0.8%
Fifth Third Bancorp	(7,145)	(492,664)	(21,295)	0.7%
Hartford Financial Services Group Inc./The	(3,265)	(469,163)	(20,279)	0.7%
Kroger Co./The	(7,195)	(468,428)	(20,247)	0.7%
Corning Inc.	(7,236)	(468,134)	(20,234)	0.7%
Parker-Hannifin Corp.	(982)	(465,671)	(20,128)	0.7%
Synopsys Inc.	(1,239)	(442,887)	(19,143)	0.6%
Western Digital Corp.	(2,763)	(438,609)	(18,958)	0.6%
Royal Caribbean Cruises Ltd.	(1,535)	(435,583)	(18,827)	0.6%
Republic Services Inc.	(1,862)	(428,984)	(18,542)	0.6%
KeyCorp	(9,397)	(426,143)	(18,419)	0.6%
Ameriprise Financial Inc.	(1,059)	(424,658)	(18,355)	0.6%
McCormick & Co. Inc./MD	(1,052)	(416,699)	(18,011)	0.6%
Arthur J Gallagher & Co.	(1,666)	(414,230)	(17,905)	0.6%
United Airlines Holdings Inc.	(2,277)	(412,815)	(17,843)	0.6%
NortonLifeLock Inc.	(5,991)	(412,695)	(17,838)	0.6%
First Republic Bank/CA	(1,507)	(405,015)	(17,506)	0.6%
AMETEK Inc.	(1,698)	(399,731)	(17,278)	0.6%
ONEOK Inc.	(2,179)	(395,393)	(17,090)	0.6%
Citizens Financial Group Inc.	(4,334)	(391,578)	(16,925)	0.6%
Keysight Technologies Inc.	(1,733)	(390,616)	(16,884)	0.6%
Dollar Tree Inc.	(1,824)	(384,911)	(16,637)	0.6%
Kansas City Southern	(929)	(379,717)	(16,413)	0.6%
Laboratory Corp. of America Holdings	(877)	(372,959)	(16,121)	0.5%
Dover Corp.	(1,324)	(365,429)	(15,795)	0.5%
Freeport-McMoRan Inc.	(13,478)	(362,627)	(15,674)	0.5%
Regions Financial Corp.	(9,565)	(360,957)	(15,602)	0.5%
Cincinnati Financial Corp.	(1,411)	(358,826)	(15,510)	0.5%
Cardinal Health Inc.	(2,738)	(339,908)	(14,692)	0.5%
Cummins Inc.	(874)	(339,010)	(14,653)	0.5%
Synchrony Financial	(4,299)	(337,741)	(14,598)	0.5%
Quest Diagnostics Inc.	(1,245)	(333,926)	(14,433)	0.5%
Ingersoll-Rand PLC	(1,033)	(333,531)	(14,416)	0.5%
International Paper Co.	(3,333)	(328,914)	(14,217)	0.5%
Hess Corp.	(2,395)	(328,413)	(14,195)	0.5%
Other securities	(496,686)	(45,279,297)	(1,957,138)	65.6%
		$(68,861,186)	(2,976,427)
Accrued Net Interest Receivable/(Payable)			57,285
			$(2,919,142)
Total Return Basket Swaps, at Value			$(7,815,701)

(b) The Fund receives a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and pays the total return on the reference entity. The cash flows may be denominated in various foreign currencies based on the local currencies of the positions within the swaps.

(c)	Effective rate at January 31, 2020.

Total return swap contracts ("total return swaps")

At January 31, 2020, the Fund had outstanding over-the-counter total return swaps as follows:

Over-the-counter total return swaps — Short (a)

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

Counterparty	Reference Entity	Notional Amount	Maturity Date	Variable-rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
JPM	Antero Midstream Corp.	USD (1,360,800)	4/15/2021	(14.00)%	(15.65)%	1M USD LIBOR	1M/T	$285,390	$(1,921)	$283,469
JPM	MSCI Daily Total Return World Gross Industrial USD Index	USD (8,590,557)	11/16/2020	1.91%	0.08%	3M USD LIBOR	3M/T	(787,721)	33,641	(754,080)
GSI	Russell Midcap Index	USD (32,406,006)	7/29/2020	1.38%	(0.30)%	1M USD LIBOR	1M/T	(4,733,519)	17,984	(4,715,535)
GSI	Russell Midcap Index	USD (2,055,015)	7/29/2020	1.35%	(0.30)%	1M USD LIBOR	1M/T	72,608	160	72,768
CITI	S&P Regional Banks Select Industry Index	USD (7,191,512)	9/25/2020	1.92%	0.09%	3M USD LIBOR	3M/T	(759,423)	5,836	(753,587)
CITI	S&P Regional Banks Select Industry Index	USD (1,482,786)	9/25/2020	1.92%	0.09%	3M USD LIBOR	3M/T	(8,724)	1,337	(7,387)
CITI	SPDR S&P Retail ETF	USD (15,501,600)	7/23/2020	0.28%	(1.40)%	1M USD LIBOR	1M/T	820,800	941	821,741
CITI	Trupanion, Inc.	USD (571,113)	3/9/2020	(1.57)%	(3.25)%	1M USD LIBOR	1M/T	73,264	(1,315)	71,949
CITI	Trupanion, Inc.	USD (1,149,120)	3/9/2020	(1.57)%	(3.25)%	1M USD LIBOR	1M/T	(43,261)	(10,760)	(54,021)
CITI	Trupanion, Inc.	USD (1,163,644)	3/9/2020	(1.57)%	(3.25)%	1M USD LIBOR	1M/T	(122,558)	(823)	(123,381)
CITI	Trupanion, Inc.	USD (893,760)	3/9/2020	(1.57)%	(3.25)%	1M USD LIBOR	1M/T	(112,008)	(618)	(112,626)
CITI	Trupanion, Inc.	USD (1,149,120)	3/9/2020	(1.57)%	(3.25)%	1M USD LIBOR	1M/T	49,484	(6,411)	43,073
CITI	Trupanion, Inc.	USD (798,000)	3/9/2020	(1.57)%	(3.25)%	1M USD LIBOR	1M/T	13,152	(4,917)	8,235
CITI	Trupanion, Inc.	USD (324,084)	3/9/2020	(1.57)%	(3.25)%	1M USD LIBOR	1M/T	(12,920)	(1,664)	(14,584)
CITI	Trupanion, Inc.	USD (766,080)	3/9/2020	(1.57)%	(3.25)%	1M USD LIBOR	1M/T	(15,659)	(3,836)	(19,495)
CITI	Trupanion, Inc.	USD (686,280)	3/9/2020	(1.57)%	(3.25)%	1M USD LIBOR	1M/T	(13,939)	(3,438)	(17,377)
Total								$(5,295,034)	$(24,196)	$(5,270,838)

(a) The Fund receives a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and pays the total return on the reference entity.
(b) Effective rate at January 31, 2020.

At January 31, 2020, the Fund had cash collateral of $3,200,000, $7,290,000 and $28,260,000 deposited in segregated accounts for Citibank N.A., Goldman Sachs International and JPMorgan Chase Bank N.A., respectively, to cover collateral requirements on over-the-counter derivatives.

Purchased option contracts ("options purchased")

At January 31, 2020, the Fund had outstanding options purchased as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls

Hotels, Restaurants & Leisure
Dave & Buster's Entertainment, Inc.	1,918	$8,469,888	$45	7/17/2020	$795,970

Oil, Gas & Consumable Fuels
Enterprise Products Partners LP	2,739	7,058,403	30	6/19/2020	47,932

Specialty Retail
Party City Holdco, Inc.	2,357	678,816	7.5	4/17/2020	—	(a)(b)

Textiles, Apparel & Luxury Goods
Tapestry, Inc.	1,500	3,865,500	32.5	5/15/2020	56,250

Trading Companies & Distributors
Univar Solutions, Inc.	2,250	4,848,750	25	3/20/2020	61,875
Total options purchased (cost $1,358,984)					$962,027

(a)	Security fair valued as of January 31, 2020 in accordance with procedures approved by the Board of Trustees.
(b)	Value determined using significant unobservable inputs.

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

Written option contracts ("options written")

At January 31, 2020, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls

Airlines
Delta Air Lines, Inc.	540	$(3,009,960)	$62.5	2/21/2020	$(4,590)

Capital Markets
S&P Global, Inc.	160	(4,699,680)	280	2/21/2020	(273,600)

Internet & Direct Marketing Retail
Chewy, Inc.	512	(1,357,312)	33	2/21/2020	(2,560)

Professional Services
IHS Markit Ltd.	700	(5,520,200)	80	4/17/2020	(164,500)

Specialty Retail
Asbury Automotive Group, Inc.	166	(1,601,070)	130	4/17/2020	—	(a)(b)

Trading Companies & Distributors
HD Supply Holdings, Inc.	2,309	(9,406,866)	42.5	3/20/2020	(182,234)	(c)
HD Supply Holdings, Inc.	1,510	(6,151,740)	42.5	3/20/2020	(124,575)
					(306,809)
Total calls					$(752,059)

Puts

Communications Equipment
Motorola Solutions, Inc.	722	$(12,779,400)	$155	4/17/2020	$(164,977)

Hotels, Restaurants & Leisure
Dave & Buster's Entertainment, Inc.	1,918	(8,469,888)	35	7/17/2020	(220,570)

Oil, Gas & Consumable Fuels
Enterprise Products Partners LP	2,739	(7,058,403)	27	6/19/2020	(588,885)

Software
Workday, Inc.	386	(7,126,718)	145	6/19/2020	(115,800)
Zendesk, Inc.	995	(8,596,800)	67.5	4/17/2020	(84,575)
					(200,375)
Specialty Retail
Five Below, Inc.	627	(7,098,894)	100	5/15/2020	(219,450)
Total puts					$(1,394,257)

Total options written (premium received $2,762,228)					$(2,146,316)

(a)	Security fair valued as of January 31, 2020 in accordance with procedures approved by the Board of Trustees.
(b)	Value determined using significant unobservable inputs.
(c)	Over-the-counter option. Counterparty is JPMorgan Chase Bank N.A.

At January 31, 2020, the Fund had securities pledged in the amount of $16,371,620 to cover collateral requirements for options written.

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3(c)	Total
Investments:
Common Stocks
Commercial Services	$—	$—	$21,259,563	$21,259,563
IT Services	146,041,917	—	3,429,998	149,471,915
Oil, Gas & Consumable Fuels	32,064,228	—	2,303,000	34,367,228
Other Common Stocks(a)	1,911,001,954	—	—	1,911,001,954
Total Common Stocks	2,089,108,099	—	26,992,561	2,116,100,660
Preferred Stocks
Food Products	—	—	11,725,436	11,725,436
Other Preferred Stocks(a)	14,737,814	—	—	14,737,814
Total Preferred Stocks	14,737,814	—	11,725,436	26,463,250
Preferred Units(a)	—	—	11,550,013	11,550,013
Loan Assignments
Aerospace & Defense	—	—	987,538	987,538
Leisure Goods—Activities—Movies	—	—	25,000,000	25,000,000
Total Loan Assignments	—	—	25,987,538	25,987,538
Corporate Bonds(a)	—	90,063,345	—	90,063,345
Convertible Bonds(a)	—	26,934,665	—	26,934,665
U.S. Treasury Obligations	—	269,779,240	—	269,779,240
Master Limited Partnerships(a)	41,747,400	—	—	41,747,400
Warrants(a)	3,647,685	—	—	3,647,685
Options Purchased(b)	962,027	—	—	962,027
Short-Term Investments	—	78,098,932	—	78,098,932
Total Investments	$2,150,203,025	$464,876,182	$76,255,548	$2,691,334,755

(a)				The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

(b)				The “Purchased option contracts” table under Derivative Instruments provides information on the industry or sector categorization for the portfolio.

(c)				The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/2019	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 1/31/2020	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2020
Investments in Securities:
Common Stocks(d)
Commercial Services	$21,260	$—	$—	$—	$—	$—	$—	$—	$21,260	$—
IT Services	3,430	—	—	—	—	—	—	—	3,430	—
Oil, Gas & Consumable Fuels	2,303	—	—	—	—	—	—	—	2,303	—
Preferred Stocks(d)
Food Products	11,725	—	—	—	—	—	—	—	11,725	—
Preferred Units(d)

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

Software	—	—	—	—	11,550	—	—	—	11,550	—
Loan Assignments
Aerospace & Defense(e)	993	1	—	(3)	—	(3)	—	—	988	(3)
Leisure Goods— Activities —Movies(d)	25,000	10	—	(10)	—	—	—	—	25,000	(10)
Options Purchased(f)
Specialty Retails	—	—	43	(169)	—	(277)	403	—	—	(169)
Total	$64,711	$11	$43	$(182)	$11,550	$(280)	$403	$—	$76,256	$(182)

(d)	The following table presents additional information about valuation approach and inputs used for investments that are measured at fair value and categorized within Level 3 as of January 31, 2020:

Asset class	Fair value at 01/31/2020	Valuation approach	Unobservable input	Amount or range per unit	Input value per unit
Common Stocks	$21,259,563	Market Approach	Adjusted Transaction Price	$9.85	$9.85
Common Stocks	3,429,998	Market Approach	Transaction Price	5.21	5.21
Common Stocks	2,303,000	Market Approach	Transaction Price	7,000	7,000
Preferred Stocks	10,716,006	Market Approach	Transaction Price	12.00 - 17.10	17.10
Preferred Stocks	1,009,430	Market Approach	Transaction Price	17.10	17.10
Preferred Units	11,550,013	Market Approach	Transaction Price	2.90	2.90
Loan Assignments	25,000,000	Market Approach	Transaction Price	100.00	100.00

(e)

Securities categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

(f)	As of period ended January 31, 2020, these investments were valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's short investments as of January 31, 2020:

Liabilities Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks Sold Short(a)	$(365,173,244)	$—	$—	$(365,173,244)
Corporate Bonds Sold Short(a)	—	(47,207,275)	—	(47,207,275)
Total Short Positions	$(365,173,244)	$(47,207,275)	$—	$(412,380,519)

(a)				The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2020:

Other Financial Instruments	Level 1	Level 2	Level 3(b)	Total
Futures(a)
Assets	$822,149	$—	$—	$822,149
Liabilities	(4,577,933)	—	—	(4,577,933)
Swaps
Assets	—	3,768,521	—	3,768,521
Liabilities	—	(16,855,060)	—	(16,855,060)
Options Written
Liabilities	(1,964,082)	(182,234)	—	(2,146,316)
Total	$(5,719,866)	$(13,268,773)	$—	$(18,988,639)

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

(a)	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/2019	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 1/31/2020	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2020
Other Financial Instruments:
Options Written(c)
Multiline Retail	$ (11)	$—	$2	$(15)	$24	$—	$—	$—	$—	$—
Specialty Retail	—	—	—	33	—	(33)	—	—	—	33
Textiles, Apparels & Luxury Goods	(34)	—	227	(193)	—	—	—	—	—	—
Total	$(45)	$—	$229	$(175)	$24	$(33)	$—	$—	$—	$33

(c)	As of the period ended January 31, 2020, these investments were valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

^ A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund^

(Unaudited) January 31, 2020

Number of Shares		Value
Common Stocks 24.7%
Aerospace & Defense 0.3%
155	Lockheed Martin Corp.	$66,359
Air Freight & Logistics 0.1%
29	C.H. Robinson Worldwide	2,095
181	Cia de Distribucion Integral Logista Holdings SA	4,067
155	Oesterreichische Post AG	5,896
		12,058
Airlines 0.1%
179	Delta Air Lines, Inc.	9,978
100	Japan Airlines Co. Ltd.	2,813
		12,791
Auto Components 0.1%
300	Bridgestone Corp.	10,626
232	Gentex Corp.	6,907
53	Nokian Renkaat OYJ	1,429
2,000	Xinyi Glass Holdings Ltd.	2,506
		21,468
Automobiles 0.1%
54	Bayerische Motoren Werke AG, Preference Shares	3,018
55	Daimler AG	2,550
466	Ford Motor Co.	4,110
101	Renault SA	3,948
		13,626
Banks 1.1%
1,738	Banco Bilbao Vizcaya Argentaria SA	8,999
148	BAWAG Group AG	6,421	(a)
574	Citigroup, Inc.	42,711
450	Comerica, Inc.	27,522
137	First Hawaiian, Inc.	3,981
326	Huntington Bancshares, Inc.	4,424
643	ING Groep NV	7,006
3,476	Intesa Sanpaolo SpA	8,656
480	JPMorgan Chase & Co.	63,533
13,068	Lloyds Banking Group PLC	9,800
800	Mitsubishi UFJ Financial Group, Inc.	4,108
1,282	Nordea Bank Abp	10,137
125	PNC Financial Services Group, Inc.	18,569
125	Societe Generale SA	4,051
100	Sumitomo Mitsui Financial Group, Inc.	3,516
70	Toronto-Dominion Bank	3,869
70	Truist Financial Corp.	3,610
178	U.S. Bancorp	9,473
169	Wells Fargo & Co.	7,933
		248,319
Beverages 0.3%
481	Coca-Cola Amatil Ltd.	3,822
800	Coca-Cola Co.	46,720
79	PepsiCo, Inc.	$11,220
		61,762
Biotechnology 0.1%
425	Gilead Sciences, Inc.	26,860
Building Products 0.0%(b)
141	Johnson Controls International PLC	5,562
Capital Markets 0.2%
1,000	Daiwa Securities Group, Inc.	5,057
183	Janus Henderson Group PLC	4,625
97	Morgan Stanley	5,069
1,300	Virtu Financial, Inc. Class A	21,697
		36,448
Chemicals 0.3%
101	Celanese Corp. Series A	10,453
136	Eastman Chemical Co.	9,693
123	LyondellBasell Industries NV Class A	9,577
200	Mitsui Chemicals, Inc.	4,392
83	Nutrien Ltd.	3,543
600	Nutrien Ltd.	25,614
200	Showa Denko KK	4,782
200	Teijin Ltd.	3,576
		71,630
Commercial Services & Supplies 0.0%(b)
134	KAR Auction Services, Inc.	2,816
90	Societe BIC SA	6,084
		8,900
Communications Equipment 0.2%
780	Cisco Systems, Inc.	35,857
1,008	Nokia OYJ	3,934
800	VTech Holdings Ltd.	7,231
		47,022
Construction & Engineering 0.2%
207	ACS Actividades de Construccion y Servicios SA	6,894
925	Ferrovial SA	29,402
500	Shimizu Corp.	5,128
		41,424
Consumer Finance 0.0%(b)
28	Discover Financial Services	2,104
177	Navient Corp.	2,545
148	Synchrony Financial	4,797
		9,446
Containers & Packaging 0.0%(b)
252	International Paper Co.	10,261
Distributors 0.2%
450	Genuine Parts Co.	42,107
Diversified Telecommunication Services 0.6%
311	AT&T, Inc.	11,700
154	BCE, Inc.	7,257
138	CenturyLink, Inc.	1,885

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund^

(Unaudited) (cont’d)

Number of Shares		Value
43	Cogent Communications Holdings, Inc.	$3,050
37	Elisa OYJ	2,230
2,559	Koninklijke KPN NV	7,189
200	Nippon Telegraph & Telephone Corp.	5,099
66	Proximus SADP	1,882
1,152	Telefonica SA	7,805
186	Telenor ASA	3,376
2,029	Telia Co. AB	8,694
575	TELUS Corp.	23,049
906	Verizon Communications, Inc.	53,853
		137,069
Electric Utilities 0.7%
326	EDP - Energias de Portugal SA	1,636
384	Endesa SA	10,549
390	Evergy, Inc.	28,142
237	Exelon Corp.	11,279
153	FirstEnergy Corp.	7,771
500	HK Electric Investments & HK Electric Investments Ltd.	500	(a)
628	Iberdrola SA	6,874
250	NextEra Energy, Inc.	67,050
199	OGE Energy Corp.	9,124
1,500	Power Assets Holdings Ltd.	10,829
147	PPL Corp.	5,320
191	Southern Co.	13,446
		172,520
Electrical Equipment 0.2%
460	Eaton Corp. PLC	43,456
36	Emerson Electric Co.	2,579
292	Signify NV	9,754	(a)
		55,789
Electronic Equipment, Instruments & Components 0.1%
107	Avnet, Inc.	3,904
111	TE Connectivity Ltd.	10,232
600	Venture Corp. Ltd.	7,085
		21,221
Energy Equipment & Services 0.1%
725	Schlumberger Ltd.	24,295
Entertainment 0.0%(b)
113	Cinemark Holdings, Inc.	3,561
Equity Real Estate Investment Trusts 3.3%
312	Alexandria Real Estate Equities, Inc.	50,918
332	American Campus Communities, Inc.	15,229
147	American Tower Corp.	34,066
825	Americold Realty Trust	28,438
222	Apple Hospitality REIT, Inc.	3,334
3,600	Ascendas Real Estate Investment Trust	8,289
257	Brixmor Property Group, Inc.	5,130
200	Camden Property Trust	22,486
120	CoreCivic, Inc.	1,914
95	CoreSite Realty Corp.	11,158
527	Crown Castle International Corp.	78,966
325	CyrusOne, Inc.	19,776
90	Digital Realty Trust, Inc.	11,069
75	EPR Properties	5,353
45	Equinix, Inc.	26,538
400	Equity LifeStyle Properties, Inc.	$29,100
134	Extra Space Storage, Inc.	14,831
200	Four Corners Property Trust, Inc.	6,058
196	Gaming and Leisure Properties, Inc.	9,262
348	Highwoods Properties, Inc.	17,438
624	Host Hotels & Resorts, Inc.	10,196
16	Invincible Investment Corp.	8,083
91	Iron Mountain, Inc.	2,877
532	Kimco Realty Corp.	10,135
248	Klepierre SA	8,452
89	Lexington Realty Trust	985
100	Mapletree Industrial Trust	203
5,900	Mapletree North Asia Commercial Trust	5,127	(a)
1,257	Medical Properties Trust, Inc.	27,843
306	Merlin Properties Socimi SA	4,344
98	Mid-America Apartment Communities, Inc.	13,447
31	National Health Investors, Inc.	2,616
100	National Retail Properties, Inc.	5,600
837	OMEGA Healthcare Investors, Inc.	35,112
405	Park Hotels & Resorts, Inc.	8,886
122	Piedmont Office Realty Trust, Inc. Class A	2,829
445	Prologis, Inc.	41,332
59	Public Storage	13,202
479	RioCan Real Estate Investment Trust	9,830
175	RLJ Lodging Trust	2,723
160	Service Properties Trust	3,453
72	Simon Property Group, Inc.	9,587
175	Spirit Realty Capital, Inc.	9,236
376	STAG Industrial, Inc.	12,122
650	STORE Capital Corp.	25,512
152	Sun Communities, Inc.	24,650
130	Terreno Realty Corp.	7,444
102	Ventas, Inc.	5,902
740	VEREIT, Inc.	7,222
15	VICI Properties, Inc.	402
242	Welltower, Inc.	20,548
1,182	Weyerhaeuser Co.	34,219
		773,472
Food & Staples Retailing 0.4%
192	Axfood AB	3,985
100	Costco Wholesale Corp.	30,552
118	Kesko OYJ, B Shares	7,988
162	Koninklijke Ahold Delhaize NV	3,989
402	METRO AG	5,615
138	Sysco Corp.	11,335
175	Walmart, Inc.	20,036
		83,500
Food Products 0.2%
1	Chocoladefabriken Lindt & Spruengli AG	8,394
750	Flowers Foods, Inc.	16,148
137	Mondelez International, Inc. Class A	7,861
82	Nestle SA	9,056
956	Orkla ASA	9,250
281	Tate & Lyle PLC	2,942
		53,651

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund^

(Unaudited) (cont’d)

Number of Shares		Value
Gas Utilities 0.1%
177	Enagas SA	$4,774
157	Naturgy Energy Group SA	4,144
2,144	Snam SpA	11,502
		20,420
Health Care Equipment & Supplies 0.1%
118	Medtronic PLC	13,622
Health Care Providers & Services 0.2%
125	AmerisourceBergen Corp.	10,695
105	Cardinal Health, Inc.	5,377
37	CVS Health Corp.	2,509
114	Quest Diagnostics, Inc.	12,617
246	Sonic Healthcare Ltd.	5,156
		36,354
Hotels, Restaurants & Leisure 0.4%
176	Carnival PLC	7,247
198	Cracker Barrel Old Country Store, Inc.	30,280
339	Crown Resorts Ltd.	2,635
28	Darden Restaurants, Inc.	3,260
196	Extended Stay America, Inc.	2,532
2,400	Genting Singapore Ltd.	1,502
157	Las Vegas Sands Corp.	10,254
56	McDonald's Corp.	11,982
34	Starbucks Corp.	2,884
205	Wendy's Co.	4,443
87	Wyndham Destinations, Inc.	4,222
		81,241
Household Durables 0.2%
983	Barratt Developments PLC	10,421
99	Berkeley Group Holdings PLC	6,850
330	Persimmon PLC	13,304
300	Sekisui House Ltd.	6,450
58	Whirlpool Corp.	8,478
		45,503
Household Products 0.1%
149	Colgate-Palmolive Co.	10,993
74	Kimberly-Clark Corp.	10,600
91	Procter & Gamble Co.	11,340
		32,933
Independent Power and Renewable Electricity Producers 1.5%
259	AES Corp.	5,144
5,400	Clearway Energy, Inc. Class C	114,318
4,000	NextEra Energy Partners LP	227,080
		346,542
Industrial Conglomerates 0.1%
28	3M Co.	4,442
34	Honeywell International, Inc.	5,890
1,000	NWS Holdings Ltd.	1,285
		11,617
Insurance 0.6%
166	Ageas	9,163
165	AXA SA	4,406
156	CNA Financial Corp.	6,962
300	Dai-ichi Life Holdings, Inc.	4,452
425	Hartford Financial Services Group, Inc.	25,194
150	Lincoln National Corp.	8,172
217	MetLife, Inc.	10,787
300	MS&AD Insurance Group Holdings, Inc.	$9,964
388	Power Corp. of Canada	9,681
154	Power Financial Corp.	3,997
275	Progressive Corp.	22,190
13	Prudential Financial, Inc.	1,184
87	SCOR SE	3,708
200	Sompo Holdings, Inc.	7,473
49	Sun Life Financial, Inc.	2,304
40	Swiss Re AG	4,527
46	Tokio Marine Holdings, Inc.	2,497
65	Travelers Cos., Inc.	8,555
208	UNIQA Insurance Group AG	1,970
		147,186
IT Services 0.3%
49	Alliance Data Systems Corp.	5,037
145	Automatic Data Processing, Inc.	24,852
61	CoreLogic, Inc.	2,836
83	IBM Corp.	11,930
228	TietoEVRY OYJ	7,454
447	Western Union Co.	12,024
		64,133
Machinery 0.4%
700	Amada Holdings Co. Ltd.	7,290
238	Caterpillar, Inc.	31,261
70	Cummins, Inc.	11,198
63	Illinois Tool Works, Inc.	11,024
133	PACCAR, Inc.	9,870
58	Parker-Hannifin Corp.	11,350
55	Snap-on, Inc.	8,780
58	Timken Co.	3,047
		93,820
Media 0.3%
256	Comcast Corp. Class A	11,057
418	Eutelsat Communications SA	6,279
959	Interpublic Group of Cos., Inc.	21,769
428	Mediaset Espana Comunicacion SA	2,350
38	Meredith Corp.	1,142
1,186	NOS SGPS SA	6,158
152	Omnicom Group, Inc.	11,447
69	Sinclair Broadcast Group, Inc. Class A	2,065
206	ViacomCBS, Inc. Class B	7,031
		69,298
Metals & Mining 0.7%
5,002	Alumina Ltd.	7,204
239	Anglo American PLC	6,267
317	BHP Group Ltd.	8,129
36	BHP Group PLC	789
1,384	Fortescue Metals Group Ltd.	10,252
460	Franco-Nevada Corp.	52,274
305	Glencore PLC	896	*
187	Nucor Corp.	8,881
40	Reliance Steel & Aluminum Co.	4,592
171	Rio Tinto PLC	9,222
575	Rio Tinto PLC ADR	30,722
3,458	South32 Ltd.	5,934
223	Steel Dynamics, Inc.	6,663
		151,825

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund^

(Unaudited) (cont’d)

Number of Shares		Value
Mortgage Real Estate Investment Trusts 0.4%
432	AGNC Investment Corp.	$8,031
1,001	Annaly Capital Management, Inc.	9,770
141	Apollo Commercial Real Estate Finance, Inc.	2,577
719	Blackstone Mortgage Trust, Inc. Class A	27,466
184	Chimera Investment Corp.	3,901
479	MFA Financial, Inc.	3,736
1,287	Starwood Property Trust, Inc.	33,024
		88,505
Multi-Utilities 1.3%
300	Ameren Corp.	24,615
6	CenterPoint Energy, Inc.	159
1,368	Dominion Energy, Inc.	117,306
125	DTE Energy Co.	16,576
159	Engie SA	2,744
650	NiSource, Inc.	19,051
800	Sempra Energy	128,512
		308,963
Multiline Retail 0.1%
3,058	Harvey Norman Holdings Ltd.	8,581
172	Kohl's Corp.	7,353
1,119	Marks & Spencer Group PLC	2,601
93	Target Corp.	10,299
47	Wesfarmers Ltd.	1,410
		30,244
Oil, Gas & Consumable Fuels 4.6%
147	Canadian Natural Resources Ltd.	4,134
81	Chevron Corp.	8,678
167	ConocoPhillips	9,925
91	CVR Energy, Inc.	3,150
76	Delek U.S. Holdings, Inc.	2,087
109	Enbridge, Inc.	4,432
363	Eni SpA	5,096
145	HollyFrontier Corp.	6,514
490	Inter Pipeline Ltd.	8,164
1,900	JXTG Holdings, Inc.	8,081
46	Marathon Petroleum Corp.	2,507
3,375	ONEOK, Inc.	252,686
3,200	Pembina Pipeline Corp.	122,592
925	Pembina Pipeline Corp.	35,423
109	Phillips 66	9,959
155	Plains GP Holdings LP Class A	2,581	*
498	Repsol SA	6,885
93	Royal Dutch Shell PLC Class A	2,449
9,200	Shell Midstream Partners LP	180,780
1,150	Suncor Energy, Inc.	35,179
279	Suncor Energy, Inc.	8,528
172	Tallgrass Energy LP	3,837
4,000	Targa Resources Corp.	146,000
166	TOTAL SA	8,127
126	Valero Energy Corp.	10,623
9,122	Williams Cos., Inc.	188,734
		1,077,151
Paper & Forest Products 0.0%(b)
271	UPM-Kymmene OYJ	8,575
Personal Products 0.1%
350	Unilever NV	20,398
149	Unilever PLC	8,920
		29,318
Pharmaceuticals 1.1%
1,025	AstraZeneca PLC ADR	$49,917
917	Bristol-Myers Squibb Co.	57,725
106	Eli Lilly & Co.	14,802
487	GlaxoSmithKline PLC	11,473
78	H Lundbeck A/S	3,320
321	Johnson & Johnson	47,787
145	Merck & Co., Inc.	12,389
115	Novartis AG	10,885
197	Orion OYJ Class B	9,323
265	Pfizer, Inc.	9,868
30	Roche Holding AG	10,101
107	Sanofi	10,318
200	Takeda Pharmaceutical Co. Ltd.	7,681
		255,589
Professional Services 0.1%
144	Adecco Group AG	8,477
38	Randstad NV	2,190
422	RELX PLC	11,217
		21,884
Real Estate Management & Development 0.1%
548	Brookfield Property Partners LP	10,155
38	Daito Trust Construction Co. Ltd.	4,476
500	Kennedy-Wilson Holdings, Inc.	10,780
1,500	Kerry Properties Ltd.	4,184
200	Nomura Real Estate Holdings, Inc.	4,925
		34,520
Road & Rail 0.2%
425	CSX Corp.	32,444
600	Kyushu Railway Co.	19,632
		52,076
Semiconductors & Semiconductor Equipment 0.7%
100	ASM Pacific Technology Ltd.	1,347
35	Broadcom, Inc.	10,681
182	Intel Corp.	11,635
62	KLA Corp.	10,276
710	Maxim Integrated Products, Inc.	42,685
279	QUALCOMM, Inc.	23,802
59	Skyworks Solutions, Inc.	6,676
300	SUMCO Corp.	4,587
355	Texas Instruments, Inc.	42,831
		154,520
Software 0.2%
1,079	Avast PLC	6,055	(a)
225	Microsoft Corp.	38,302
		44,357
Specialty Retail 0.3%
64	Dick's Sporting Goods, Inc.	2,831
24	Dufry AG	2,086	*
550	Foot Locker, Inc.	20,883
206	Home Depot, Inc.	46,989
1,235	Kingfisher PLC	3,327
		76,116
Technology Hardware, Storage & Peripherals 0.7%
300	Apple, Inc.	92,853
300	Canon, Inc.	7,867
643	Hewlett Packard Enterprise Co.	8,957
501	HP, Inc.	10,681
174	NetApp, Inc.	9,292

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund^

(Unaudited) (cont’d)

Number of Shares	Value
165	Seagate Technology PLC	$9,404
600	Seiko Epson Corp.	8,773
218	Xerox Holdings Corp.	7,754
		155,581
Textiles, Apparel & Luxury Goods 0.1%
275	Cie Financiere Richemont SA	20,168
167	Pandora A/S	8,660
		28,828
Thrifts & Mortgage Finance 0.1%
179	Genworth MI Canada, Inc.	7,899
248	TFS Financial Corp.	5,067
		12,966
Tobacco 0.2%
246	Altria Group, Inc.	11,692
322	Imperial Brands PLC	8,295
400	Japan Tobacco, Inc.	8,458
119	Philip Morris International, Inc.	9,841
120	Vector Group Ltd.	1,577
		39,863
Trading Companies & Distributors 0.4%
500	ITOCHU Corp.	11,680
1,200	Marubeni Corp.	8,623
300	Mitsubishi Corp.	7,691
500	Mitsui & Co. Ltd.	8,893
2,800	Sojitz Corp.	8,813
500	Sumitomo Corp.	7,437
76	Triton International Ltd.	2,854
200	Watsco, Inc.	34,784
		90,775
Transportation Infrastructure 0.1%
100	Aena SME SA	18,538	(a)
1,350	Sydney Airport	7,509
		26,047
Wireless Telecommunication Services 0.0%(b)
100	NTT DOCOMO, Inc.	2,841
Total Common Stocks (Cost $5,000,726)		5,714,334
Preferred Stocks 1.4%
Equity Real Estate Investment Trusts 1.4%
600	Ashford Hospitality Trust, Inc., Ser. F, 7.38%	13,500
1,579	Ashford Hospitality Trust, Inc., Ser. H, 7.50%	35,606
1,226	Brookfield Property REIT, Inc., Ser. A, 6.38%	31,300
156	Cedar Realty Trust, Inc., Ser. B, 7.25%	3,955
793	Colony Capital, Inc., Ser. J, 7.13%	18,976
300	Digital Realty Trust, Inc., Ser. L, 5.20%	7,788
764	Hersha Hospitality Trust, Ser. C, 6.88%	19,474
675	Hersha Hospitality Trust, Ser. D, 6.50%	17,489
188	Kimco Realty Corp., Ser. L, 5.13%	5,020
1,000	Pebblebrook Hotel Trust, Ser. E, 6.38%	25,360
500	Pennsylvania Real Estate Investment Trust, Ser. D, 6.88%	10,070
600	PS Business Parks, Inc., Ser. W, 5.20%	$15,804
700	PS Business Parks, Inc., Ser. Y, 5.20%	18,543
250	PS Business Parks, Inc., Ser. Z, 4.88%	6,328
250	Public Storage, Ser. C, 5.13%	6,568
250	QTS Realty Trust, Inc., Ser. A, 7.13%	6,987
533	Rexford Industrial Realty, Inc., Ser. A, 5.88%	13,858
600	Saul Centers, Inc., Ser. D, 6.13%	15,570
375	UMH Properties, Inc., Ser. D, 6.38%	9,379
968	VEREIT, Inc., Ser. F, 6.70%	24,684
1,050	Vornado Realty Trust, Ser. K, 5.70%	27,111
Total Preferred Stocks (Cost $325,800)		333,370
Principal Amount
Convertible Bonds 0.8%
Beverages 0.0%(b)
$5,000	Luckin Coffee, Inc., 0.75%, due 1/15/2025	4,351	(c)
Biotechnology 0.0%(b)
10,000	BioMarin Pharmaceutical, Inc., 0.60%, due 8/1/2024	10,609
Electronic Equipment, Instruments & Components 0.1%
25,000	Vishay Intertechnology, Inc., 2.25%, due 6/15/2025	24,827
Independent Power and Renewable Electricity Producers 0.1%
15,000	NextEra Energy Partners L.P., 1.50%, due 9/15/2020	16,206	(c)
Machinery 0.0%(b)
5,000	Fortive Corp., 0.88%, due 2/15/2022	5,033	(c)
Media 0.1%
	Liberty Media Corp.
15,000	2.75%, due 12/1/2049	15,650	(c)
15,000	2.13%, due 3/31/2048	15,747	(c)
		31,397
Metals & Mining 0.1%
20,000	Endeavour Mining Corp., 3.00%, due 2/15/2023	22,288	(c)
Oil, Gas & Consumable Fuels 0.1%
15,000	Golar LNG Ltd., 2.75%, due 2/15/2022	12,919
Software 0.3%
5,000	DocuSign, Inc., 0.50%, due 9/15/2023	6,422
20,000	Guidewire Software, Inc., 1.25%, due 3/15/2025	23,818
25,000	SailPoint Technologies Holding, Inc., 0.13%, due 9/15/2024	28,047	(c)
5,000	Workiva, Inc., 1.13%, due 8/15/2026	4,663	(c)
		62,950
Total Convertible Bonds (Cost $177,451)		190,580

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT	VALUE
Corporate Bonds 12.9%
Auto Manufacturers 0.1%
$15,000	General Motors Financial Co., Inc., 5.10%, due 1/17/2024	$16,460
Banks 2.6%
	Bank of America Corp.
35,000	2.74%, due 1/23/2022	35,292	(d)
100,000	3.71%, due 4/24/2028	108,900	(d)
30,000	3.97%, due 3/5/2029	33,427	(d)
	Citigroup, Inc.
115,000	3.89%, due 1/10/2028	125,910	(d)
20,000	3.52%, due 10/27/2028	21,528	(d)
	Goldman Sachs Group, Inc.
40,000	3.69%, due 6/5/2028	43,432	(d)
40,000	3.81%, due 4/23/2029	43,898	(d)
15,000	4.02%, due 10/31/2038	16,990	(d)
20,000	5.15%, due 5/22/2045	25,898
65,000	HSBC Holdings PLC, 6.00%, due 5/22/2027	69,712	(d)(e)
70,000	Morgan Stanley, 3.59%, due 7/22/2028	75,759	(d)
		600,746
Beverages 0.6%
	Anheuser-Busch InBev Worldwide, Inc.
25,000	4.60%, due 4/15/2048	30,201
40,000	4.75%, due 4/15/2058	49,459
35,000	5.80%, due 1/23/2059	50,447
		130,107
Computers 0.6%
35,000	Apple, Inc., 4.65%, due 2/23/2046	45,609
65,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.45%, due 6/15/2023	71,216	(c)
30,000	HP Enterprise Co., 3.60%, due 10/15/2020	30,329
		147,154
Diversified Financial Services 0.6%
40,000	Air Lease Corp., 2.30%, due 2/1/2025	40,038
100,000	Synchrony Financial, 2.85%, due 7/25/2022	101,950
		141,988
Electric 0.6%
	DTE Energy Co.
30,000	2.25%, due 11/1/2022	30,231
55,000	3.40%, due 6/15/2029	58,306
50,000	Evergy, Inc., 2.90%, due 9/15/2029	51,314
		139,851
Food 0.6%
55,000	Grupo Bimbo SAB de CV, 4.70%, due 11/10/2047	61,579	(c)
	Kraft Heinz Foods Co.
55,000	3.75%, due 4/1/2030	58,274	(c)
5,000	5.20%, due 7/15/2045	5,675
10,000	4.88%, due 10/1/2049	10,988	(c)
10,000	Kroger Co., 5.40%, due 1/15/2049	12,475
		148,991
Healthcare - Products 0.5%
55,000	Abbott Laboratories, 3.75%, due 11/30/2026	61,061
$60,000	Zimmer Biomet Holdings, Inc., 3.55%, due 4/1/2025	$64,051
		125,112
Healthcare - Services 0.4%
	HCA, Inc.
25,000	4.13%, due 6/15/2029	27,077
45,000	5.25%, due 6/15/2049	52,223
15,000	UnitedHealth Group, Inc., 3.88%, due 8/15/2059	16,666
		95,966
Insurance 0.2%
35,000	AXA Equitable Holdings, Inc., 5.00%, due 4/20/2048	40,274
Media 0.7%
	Comcast Corp.
20,000	4.00%, due 8/15/2047	23,086
45,000	4.95%, due 10/15/2058	61,188
55,000	Fox Corp., 5.58%, due 1/25/2049	72,443	(c)
		156,717
Miscellaneous Manufacturers 0.2%
40,000	General Electric Capital Corp., 5.88%, due 1/14/2038	51,463
Oil & Gas 0.7%
20,000	Canadian Natural Resources Ltd., 4.95%, due 6/1/2047	24,276
25,000	Concho Resources, Inc., 4.88%, due 10/1/2047	28,991
	Occidental Petroleum Corp.
40,000	3.20%, due 8/15/2026	41,280
45,000	3.50%, due 8/15/2029	46,463
15,000	4.30%, due 8/15/2039	15,603
		156,613
Pharmaceuticals 1.8%
	AbbVie, Inc.
10,000	2.95%, due 11/21/2026	10,330	(c)
15,000	3.20%, due 11/21/2029	15,668	(c)
20,000	4.05%, due 11/21/2039	21,816	(c)
40,000	4.70%, due 5/14/2045	45,906
55,000	4.25%, due 11/21/2049	59,448	(c)
55,000	AstraZeneca PLC, 3.50%, due 8/17/2023	58,135
55,000	Cigna Corp., 4.80%, due 8/15/2038	65,913
	CVS Health Corp.
35,000	4.30%, due 3/25/2028	38,831
35,000	5.05%, due 3/25/2048	42,287
15,000	Mylan NV, 3.95%, due 6/15/2026	16,014
40,000	Mylan, Inc., 4.55%, due 4/15/2028	44,191
		418,539
Pipelines 1.7%
	Energy Transfer Operating L.P.
55,000	6.63%, due 2/15/2028	51,975	(d)(e)
70,000	7.13%, due 5/15/2030	71,575	(d)(e)
30,000	6.25%, due 4/15/2049	35,576
45,000	Kinder Morgan Energy Partners L.P., 4.15%, due 2/1/2024	48,207
45,000	Kinder Morgan, Inc., 5.55%, due 6/1/2045	54,027
35,000	MPLX L.P., 4.70%, due 4/15/2048	35,829

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT	VALUE
$85,000	Plains All American Pipeline L.P./PAA Finance Corp., 3.55%, due 12/15/2029	$84,730
		381,919
Real Estate Investment Trusts 0.1%
25,000	Healthcare Trust of America Holdings L.P., 3.10%, due 2/15/2030	25,785
Telecommunications 0.9%
	AT&T, Inc.
15,000	4.35%, due 6/15/2045	16,615
45,000	5.45%, due 3/1/2047	57,010
35,000	4.50%, due 3/9/2048	39,498
55,000	British Telecommunications PLC, 3.25%, due 11/8/2029	56,176	(c)
40,000	Verizon Communications, Inc., 4.52%, due 9/15/2048	49,762
		219,061
Total Corporate Bonds (Cost $2,702,924)		2,996,746
Mortgage-Backed Securities 12.3%
Collateralized Mortgage Obligations 4.1%
	Fannie Mae Connecticut Avenue Securities
230,000	Ser. 2017-C02, Class 2M2 (1M USD LIBOR + 3.65%), 5.31%, due 9/25/2029	243,018	(f)
45,000	Ser. 2017-C03, Class 1M2 (1M USD LIBOR + 3.00%), 4.66%, due 10/25/2029	47,220	(f)
120,000	Ser. 2017-C04, Class 2M2 (1M USD LIBOR + 2.85%), 4.51%, due 11/25/2029	124,486	(f)
73,595	Ser. 2017-C05, Class 1M2 (1M USD LIBOR + 2.20%), 3.86%, due 1/25/2030	74,977	(f)
120,000	Ser. 2017-C06, Class 1M2 (1M USD LIBOR + 2.65%), 4.31%, due 2/25/2030	123,352	(f)
250,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Ser. 2017-DNA2, Class M2, (1M USD LIBOR + 3.45%), 5.11%, due 10/25/2029	269,194	(f)
73,552	OBX Trust, Ser. 2019-EXP2, Class 2A1A, (1M USD LIBOR + 0.90%), 2.56%, due 6/25/2059	73,668	(c)(f)
		955,915
Ginnie Mae 1.8%
	Pass-Through Certificates
280,000	3.00%, TBA, 30 Year Maturity	287,903	(g)
125,000	3.50%, TBA, 30 Year Maturity	128,945	(g)
		416,848
Uniform Mortgage-Backed Securities 6.4%
	Pass-Through Certificates
185,000	2.50%, TBA, 15 Year Maturity	188,288	(g)
140,000	3.00%, TBA, 15 Year Maturity	144,205	(g)
565,000	3.00%, TBA, 30 Year Maturity	577,757	(g)
$540,000	3.50%, TBA, 30 Year Maturity	$557,466	(g)
		1,467,716
Total Mortgage-Backed Securities (Cost $2,798,879)		2,840,479
U.S. Treasury Obligations 18.3%
100,000	U.S Treasury Bill, 1.51%, due 5/28/2020	99,515	(h)(i)
	U.S. Treasury Bonds
100,000	5.38%, due 2/15/2031	138,965	(i)
121,000	4.50%, due 2/15/2036	168,516
130,000	2.75%, due 8/15/2042	148,530
35,000	3.00%, due 5/15/2045	41,844
95,000	2.25%, due 8/15/2046	99,535
	U.S. Treasury Inflation-Indexed Bonds(j)
28,982	3.38%, due 4/15/2032	41,060
339,589	0.75%, due 2/15/2042–2/15/2045	377,440
145,438	0.63%, due 2/15/2043	157,295
171,064	1.38%, due 2/15/2044	215,297
896,791	1.00%, due 2/15/2046–2/15/2048	1,070,065	(i)
133,193	0.88%, due 2/15/2047	154,216
	U.S. Treasury Notes
185,000	2.25%, due 4/15/2022–2/15/2027	190,450
460,000	2.88%, due 5/31/2025–8/15/2028	504,912	(i)
315,000	1.63%, due 2/15/2026	319,257
470,000	2.75%, due 2/15/2028	516,082	(i)
Total U.S. Treasury Obligations (Cost $4,004,571)		4,242,979
U.S. Government Agency Securities 0.6%
95,000	Federal Home Loan Bank, Ser. 677, 5.50%, due 7/15/2036 (Cost $133,783)	139,458
Asset-Backed Securities 2.5%
130,000	American Express Credit Account Master Trust, Ser. 2019-1, Class A, 2.87%, due 10/15/2024	133,814
170,000	Bear Stearns Asset-Backed Securities Trust, Ser. 2006-SD2, Class M2, (1M USD LIBOR + 0.80%), 2.46%, due 6/25/2036	171,476	(f)
90,555	Hyundai Auto Lease Securitization Trust, Ser. 2019-A, Class A2, 2.92%, due 7/15/2021	90,966	(c)
34,655	Verizon Owner Trust, Ser. 2017-1A, Class A, 2.06%, due 9/20/2021	34,663	(c)
150,000	World Omni Auto Receivables Trust, Ser. 2019-A, Class A3, 3.04%, due 5/15/2024	153,207
Total Asset-Backed Securities (Cost $560,741)		584,126
Number of Units
Master Limited Partnerships 4.5%
Hotels, Restaurants & Leisure 0.8%
3,400	Cedar Fair LP	184,076
Oil, Gas & Consumable Fuels 3.7%
20,600	Energy Transfer Equity LP	259,354
9,700	Enterprise Products Partners LP	249,969
1,300	EQM Midstream Partners LP	30,095
2,575	NuStar Energy LP	70,323

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund^

(Unaudited) (cont’d)

Number of Units		Value
14,700	Western Midstream Partners LP	$243,432
		853,173
Total Master Limited Partnerships (Cost $1,327,689)		1,037,249
Number of Shares
Exchange-Traded Funds 1.5%
12,819	SPDR Bloomberg Barclays Short Term High Yield Bond ETF (Cost $351,342)	344,318
Investment Companies(k) 20.3%
105,375	Neuberger Berman Emerging Markets Debt Fund Institutional Class	923,084	(l)
164,136	Neuberger Berman Floating Rate Income Fund Institutional Class	1,593,762	(l)
255,128	Neuberger Berman High Income Bond Fund Class R6	2,191,553	(l)
Total Investment Companies (Cost $4,713,075)		4,708,399
Total Options Purchased(m) 0.0%(b) (Cost $3,750)		5,027
Short-Term Investments 7.0%
Investment Companies 7.0%
1,612,783	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.52%(n) (Cost $1,612,783)	1,612,783	(l)
Total Investments 106.8% (Cost $23,713,514)		24,749,848
Liabilities Less Other Assets (6.8)%	(1,565,422)		(o)
Net Assets 100.0%		$23,184,426

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at January 31, 2020 amounted to $46,395, which represents 0.2% of net assets of the Fund.
(b)	Represents less than 0.05% of net assets of the Fund.
(c)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2020, these securities amounted to $749,220, which represents 3.2% of net assets of the Fund.
(d)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(e)	Perpetual Bond Security. The rate reflected was the rate in effect on January 31, 2020. The maturity date reflects the next call date.
(f)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2020 and changes periodically.
(g)	TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities (excluding forward sales contracts, if any) at January 31, 2020 amounted to $1,884,564, which represents 8.1% of net assets of the Fund.
(h)	Rate shown was the discount rate at the date of purchase.
(i)	All or a portion of the security is pledged as collateral for futures and/or options written.
(j)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(k)	Affiliated company as defined under the Investment Company Act of 1940, as amended (see Note § below).
(l)	All or a portion of this security is segregated in connection with obligations for to be announced securities, futures, forward foreign currency contracts, options written, and/or swaps with a total value of $6,321,182.
(m)	See "Purchased option contracts" under Derivative Instruments.
(n)	Represents 7-day effective yield as of January 31, 2020.
(o)	Includes the impact of the Fund's open positions in derivatives at January 31, 2020.

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund^

(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At January 31, 2020, open positions in futures for the Fund were as follows:
Long Futures:
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
2/2020	2	HSCEI Index	$131,975	$(4,867)
3/2020	1	ASX SPI 200 Index	116,375	2,343
3/2020	2	Canadian Bond, 10 Year	214,856	4,398
3/2020	4	Euro STOXX 50 Index	161,433	(5,146)
3/2020	4	FTSE100 Index	381,228	(16,374)
3/2020	2	MSCI EAFE Index	197,650	(5,275)
3/2020	10	MSCI Emerging Markets Index	525,050	(29,475)
3/2020	2	Nikkei 225 Index	227,300	(5,931)
3/2020	13	U.S. Treasury Note, 2 Year	2,812,672	9,281
3/2020	2	U.S. Treasury Note, 5 Year	240,641	2,490
3/2020	11	U.S. Treasury Note, 10 Year	1,448,219	22,822
Total Long Positions			$6,457,399	$(25,734)
Short Futures:
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2020	7	Euro-Bund	$(1,358,896)	$(20,750)
3/2020	3	MSCI Emerging Markets Index	(157,515)	10,761
3/2020	1	Nikkei 225 Index	(213,465)	2,307
3/2020	1	S&P 500 E-Mini Index	(161,200)	(46)
3/2020	2	United Kingdom Long Gilt Bond	(356,377)	(7,144)
3/2020	7	U.S. Treasury Long Bond	(1,144,719)	(33,812)
3/2020	6	U.S. Treasury Note, Ultra 10 Year	(873,938)	(21,391)
3/2020	5	U.S. Treasury Ultra Long Bond	(968,438)	(29,022)
Total Short Positions			$(5,234,548)	$(99,097)
Total Futures				$(124,831)

At January 31, 2020, the Fund had $434,371 deposited in a segregated account to cover margin requirements on open futures.

The Fund had securities pledged in the amount of $99,515 to cover collateral requirements on open futures.

Forward foreign currency contracts ("forward contracts")

At January 31, 2020, open forward contracts for the Fund were as follows:

Currency Purchased			Currency Sold	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

780,939	USD	1,129,024	AUD	JPM	4/22/2020	$24,054
470,830	USD	681,794	AUD	RBC	4/22/2020	13,763
261,023	USD	377,201	AUD	SCB	4/22/2020	8,152
215,872	USD	312,154	AUD	SSB	4/22/2020	6,607
12,351	USD	16,251	CAD	CITI	4/22/2020	71
630,081	USD	822,980	CAD	GSI	4/22/2020	8,229
65,094	USD	86,075	CAD	GSI	4/22/2020	54
464,559	USD	606,988	CAD	JPM	4/22/2020	5,912
247,322	USD	323,419	CAD	RBC	4/22/2020	2,944
79,907	USD	104,402	CAD	SCB	4/22/2020	1,019
898,136	USD	1,173,576	CAD	SSB	4/22/2020	11,370
110,608	CHF	114,986	USD	CITI	4/22/2020	472
65,421	CHF	68,233	USD	CITI	4/22/2020	57
186,330	CHF	193,765	USD	GSI	4/22/2020	734
89,408	CHF	92,855	USD	GSI	4/22/2020	473
94,032	CHF	97,956	USD	GSI	4/22/2020	198

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund^

(Unaudited) (cont’d)

530	USD	407,806	CLP	GSI	4/22/2020	20
34,282	USD	775,314	CZK	GSI	4/22/2020	188
88,237	EUR	98,101	USD	GSI	4/22/2020	226
604,421	USD	539,272	EUR	CITI	4/22/2020	3,482
61,640	USD	54,929	EUR	GSI	4/22/2020	430
59,223	USD	53,103	EUR	RBC	4/22/2020	48
10,093	USD	9,024	EUR	SG	4/22/2020	37
1,720,027	USD	1,537,633	EUR	SSB	4/22/2020	6,561
822,269	GBP	1,072,421	USD	JPM	4/22/2020	15,646
437,226	GBP	569,810	USD	RBC	4/22/2020	8,749
103,937	GBP	135,606	USD	SG	4/22/2020	1,929
84,751	USD	25,224,510	HUF	CITI	4/22/2020	1,578
30,336	USD	9,028,528	HUF	SSB	4/22/2020	566
92,337,790	JPY	844,849	USD	CITI	4/22/2020	10,925
3,001,964	JPY	27,456	USD	GSI	4/22/2020	366
4,665,947	JPY	42,686	USD	RBC	4/22/2020	557
52,884,949	JPY	483,312	USD	SCB	4/22/2020	6,819
61,626,333	JPY	563,168	USD	SSB	4/22/2020	7,977
92,060	USD	106,265,238	KRW	GSI	4/22/2020	3,117
62,468	USD	74,611,262	KRW	GSI	4/22/2020	18
30,768	USD	35,485,855	KRW	SSB	4/22/2020	1,067
320,841	USD	6,111,703	MXN	CITI	4/22/2020	1,040
56,646	USD	1,080,666	MXN	RBC	4/22/2020	99
26,570	USD	506,614	MXN	SCB	4/22/2020	61
124,228	NOK	13,481	USD	GSI	4/22/2020	29
41,831	USD	376,054	NOK	GSI	4/22/2020	934
502,758	USD	4,465,513	NOK	JPM	4/22/2020	17,127
327,238	USD	2,905,151	NOK	SCB	4/22/2020	11,299
128,316	USD	1,139,457	NOK	SSB	4/22/2020	4,399
19,011	USD	28,801	NZD	GSI	4/22/2020	375
616,421	USD	931,093	NZD	JPM	4/22/2020	13,951
508,185	USD	767,756	NZD	RBC	4/22/2020	11,403
374,946	USD	566,486	NZD	SG	4/22/2020	8,397
684,085	USD	1,032,269	NZD	SCB	4/22/2020	16,148
205,896	USD	311,205	NZD	SSB	4/22/2020	4,529
87,494	USD	331,456	PLN	GSI	4/22/2020	1,911
1,240,081	USD	11,704,256	SEK	CITI	4/22/2020	19,852
734,474	USD	6,912,001	SEK	GSI	4/22/2020	13,863
94,504	USD	889,906	SEK	GSI	4/22/2020	1,726
90,163	USD	849,495	SEK	JPM	4/22/2020	1,599
94,431	USD	889,331	SEK	SG	4/22/2020	1,714
56,395	USD	339,577	TRY	RBC	4/22/2020	635
149,901	USD	2,186,597	ZAR	GSI	4/22/2020	5,696
27,000	USD	394,070	ZAR	SSB	4/22/2020	1,011
Total unrealized appreciation						$292,213

91,579	AUD	62,814	USD	CITI	4/22/2020	(1,421)
182,889	AUD	125,919	USD	CITI	4/22/2020	(3,312)
908,544	AUD	626,586	USD	CITI	4/22/2020	(17,509)
88,720	AUD	61,554	USD	GSI	4/22/2020	(2,077)
1,399,911	AUD	968,680	USD	GSI	4/22/2020	(30,195)
115,029	AUD	79,571	USD	SG	4/22/2020	(2,457)
57,046	BRL	13,579	USD	GSI	4/22/2020	(309)
1,266,320	BRL	303,296	USD	GSI	4/22/2020	(8,731)
1,750,025	CAD	1,338,809	USD	CITI	4/22/2020	(16,473)
688,453	CAD	526,967	USD	SG	4/22/2020	(6,765)
12,601	CHF	13,171	USD	GSI	4/22/2020	(18)
19,721	USD	19,002	CHF	GSI	4/22/2020	(115)
35,434	USD	34,099	CHF	JPM	4/22/2020	(160)
716,583	USD	687,432	CHF	RBC	4/22/2020	(987)
522,934	USD	503,256	CHF	SG	4/22/2020	(2,385)
240,068	USD	231,094	CHF	SCB	4/22/2020	(1,158)
147,904	USD	142,233	CHF	SSB	4/22/2020	(565)
408,134	CLP	529	USD	CITI	4/22/2020	(19)
1,407,370	CZK	62,406	USD	CITI	4/22/2020	(518)
745,974	CZK	32,954	USD	SSB	4/22/2020	(151)
60,483	USD	1,378,047	CZK	GSI	4/22/2020	(115)
55,347	EUR	61,752	USD	GSI	4/22/2020	(76)

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund^

(Unaudited) (cont’d)

28,535	EUR	32,001	USD	GSI	4/22/2020	(203)
81,249	EUR	90,978	USD	GSI	4/22/2020	(438)
1,713,301	EUR	1,916,651	USD	JPM	4/22/2020	(7,429)
140,480	EUR	157,261	USD	RBC	4/22/2020	(717)
391,478	EUR	437,823	USD	SCB	4/22/2020	(1,578)
61,881	USD	46,990	GBP	CITI	4/22/2020	(298)
564,093	USD	432,454	GBP	CITI	4/22/2020	(8,152)
62,329	USD	47,307	GBP	GSI	4/22/2020	(270)
623,403	USD	477,775	GBP	GSI	4/22/2020	(8,812)
275,227	USD	211,059	GBP	SCB	4/22/2020	(4,056)
259,398	USD	198,777	GBP	SSB	4/22/2020	(3,634)
34,252,170	HUF	115,246	USD	GSI	4/22/2020	(2,306)
62,785	USD	6,848,946	JPY	CITI	4/22/2020	(690)
96,183	USD	10,489,515	JPY	CITI	4/22/2020	(1,033)
161,190	USD	17,645,860	JPY	GSI	4/22/2020	(2,350)
416,786	USD	45,612,967	JPY	JPM	4/22/2020	(5,948)
134,692	USD	14,748,487	JPY	SG	4/22/2020	(1,995)
13,551	USD	1,472,654	JPY	SSB	4/22/2020	(98)
141,678,976	KRW	122,783	USD	CITI	4/22/2020	(4,198)
532,026	MXN	27,848	USD	GSI	4/22/2020	(9)
1,605,094	MXN	84,153	USD	GSI	4/22/2020	(165)
4,001,580	MXN	209,656	USD	SSB	4/22/2020	(270)
7,976,162	NOK	899,173	USD	CITI	4/22/2020	(31,755)
484,339	NOK	54,606	USD	GSI	4/22/2020	(1,934)
3,297,694	NOK	371,140	USD	RBC	4/22/2020	(12,512)
2,030,667	NOK	228,788	USD	SG	4/22/2020	(7,950)
1,758,775	NZD	1,160,118	USD	CITI	4/22/2020	(22,090)
1,041,044	NZD	689,530	USD	GSI	4/22/2020	(15,916)
331,475	PLN	87,437	USD	CITI	4/22/2020	(1,849)
702,297	SEK	74,100	USD	GSI	4/22/2020	(882)
5,715,416	SEK	605,423	USD	RBC	4/22/2020	(9,562)
3,468,081	SEK	368,054	USD	SCB	4/22/2020	(6,489)
16,133,197	SEK	1,711,978	USD	SSB	4/22/2020	(30,009)
166,800	TRY	27,763	USD	GSI	4/22/2020	(374)
172,820	TRY	28,765	USD	SSB	4/22/2020	(388)
839,826	ZAR	57,680	USD	CITI	4/22/2020	(2,294)
805,232	ZAR	53,385	USD	GSI	4/22/2020	(280)
Total unrealized depreciation						$(294,449)
Total net unrealized depreciation						$(2,236)

Total return basket swap contracts ("total return basket swaps")

At January 31, 2020, the Fund had outstanding total return basket swaps(a) as follows:

Over-the-counter total return basket swaps - Long(b)
Counterparty	Reference Entity	Effective Variable Rate(d)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Maturity Date(s)	Value
GSI	GSCBJICY	0.13%	0.20%	3M JPY LIBOR	T/3M	9/28/2020	$5,355
GSI	GSCBNBEU	(0.60)%	(0.20)%	3M EURIBOR	T/3M	5/23/2020	2,696
GSI	GSCBNBEU	(0.45)%	(0.05)%	3M EURIBOR	T/3M	5/23/2020	7,827
Total	$15,878

(a) The following tables represent required component disclosures associated with the total return basket swaps:
Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSCBJICY
Hitachi Metals Ltd.	1,085	JPY 1,069,434	$229	4.3%
NGK Insulators Ltd.	833	895,715	192	3.6%
Kinden Corp.	784	855,477	183	3.4%
JGC Holdings Corp.	924	854,799	183	3.4%
Hitachi Construction Machinery Co. Ltd.	491	850,614	182	3.4%
Shimizu Corp.	1,295	849,744	182	3.4%
Keyence Corp.	39	840,791	180	3.3%
Obayashi Corp.	1,192	837,064	179	3.3%

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund^

(Unaudited) (cont’d)

IHI Corp.	545	829,771	178	3.3%
Omron Corp.	223	826,270	177	3.3%
SMC Corp./Japan	29	819,880	176	3.3%
Ebara Corp.	457	814,540	175	3.2%
Maruichi Steel Tube Ltd.	447	791,596	170	3.1%
Mitsubishi Electric Corp.	885	791,450	170	3.1%
Toshiba Corp.	387	785,145	168	3.1%
Taisei Corp.	307	784,404	168	3.1%
FANUC Corp.	67	783,503	168	3.1%
Hitachi Ltd.	318	778,174	167	3.1%
Nippon Steel Corp.	863	767,744	165	3.1%
THK Co. Ltd.	464	756,599	162	3.0%
JFE Holdings, Inc.	993	756,095	162	3.0%
Amada Holdings Co. Ltd.	1,118	752,789	161	3.0%
Yaskawa Electric Corp.	333	747,643	160	3.0%
Komatsu Ltd.	517	738,180	158	2.9%
Kajima Corp.	906	737,334	158	2.9%
Nabtesco Corp.	391	731,125	157	2.9%
Yokogawa Electric Corp.	650	728,176	156	2.9%
NTN Corp.	4,056	697,480	150	2.8%
Mitsubishi Heavy Industries Ltd.	293	682,777	146	2.7%
Kawasaki Heavy Industries Ltd.	536	682,248	146	2.7%
Sumitomo Heavy Industries Ltd.	394	669,721	144	2.7%
Kobe Steel Ltd.	2,226	653,529	140	2.6%
		JPY 25,159,811	$5,392
Accrued net Interest Receivable/(Payable)			(37)
			$5,355

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSCBNBEU
RWE AG	6	EUR 1,387	$70	2.6%
Ferrovial SA	6	1,340	68	2.6%
Veolia Environnement SA	6	1,337	68	2.6%
Hannover Rueck SE	1	1,315	66	2.5%
Merck KGaA	1	1,292	65	2.5%
Deutsche Bank AG	20	1,287	65	2.5%
Engie SA	10	1,238	63	2.4%
Edenred	3	1,217	61	2.3%
UniCredit SpA	13	1,194	60	2.3%
Societe Generale SA	5	1,186	60	2.3%
Intesa Sanpaolo SpA	66	1,181	60	2.3%
Volkswagen AG	1	1,164	59	2.2%
Credit Agricole SA	12	1,144	58	2.2%
Akzo Nobel NV	2	1,120	57	2.1%
Fortum Oyj	6	1,115	56	2.1%
CNH Industrial NV	16	1,115	56	2.1%
Ageas	3	1,113	56	2.1%
Koninklijke DSM NV	1	1,112	56	2.1%
Solvay SA	1	1,106	56	2.1%
Assicurazioni Generali SpA	8	1,100	56	2.1%
Endesa SA	6	1,092	55	2.1%
Porsche Automobil Holding SE	2	1,083	55	2.1%
AP Moller - Maersk A/S	—	1,077	54	2.0%
Atos SE	2	1,060	54	2.0%
Brenntag AG	3	1,056	53	2.0%
OMV AG	3	1,050	53	2.0%
Erste Group Bank AG	4	1,039	53	2.0%
Fiat Chrysler Automobiles NV	11	1,025	52	2.0%
Bayerische Motoren Werke AG	2	1,022	52	2.0%
ING Groep NV	13	1,014	51	1.9%
Galp Energia SGPS SA	9	967	49	1.8%
CaixaBank SA	46	962	49	1.8%
Koninklijke KPN NV	47	943	48	1.8%
ArcelorMittal SA	9	942	48	1.8%
Banco Bilbao Vizcaya Argentaria SA	25	936	47	1.8%

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund^

(Unaudited) (cont’d)

Electricite de France SA	10	930	47	1.8%
Sodexo SA	1	929	47	1.8%
Red Electrica Corp. SA	6	920	47	1.8%
Carrefour SA	8	915	46	1.7%
HeidelbergCement AG	2	906	46	1.7%
Naturgy Energy Group SA	5	896	45	1.7%
Aegon NV	31	891	45	1.7%
Daimler AG	3	888	45	1.7%
Banco Santander SA	32	886	45	1.7%
NN Group NV	4	872	44	1.7%
Repsol SA	9	855	43	1.6%
Telefonica SA	18	851	43	1.6%
ABN AMRO Bank NV	7	843	43	1.6%
ACS Actividades de Construccion y Servicios	3	805	41	1.5%
Renault SA	2	704	36	1.3%
		EUR 52,422	$2,652
Accrued net Interest Receivable/(Payable)			44
			$2,696
Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSCBNBEU
RWE AG	11	EUR 2,746	$205	2.6%
Ferrovial SA	12	2,653	198	2.6%
Veolia Environnement SA	13	2,648	198	2.6%
Hannover Rueck SE	2	2,603	195	2.5%
Merck KGaA	3	2,558	191	2.5%
Deutsche Bank AG	39	2,548	191	2.5%
Engie SA	20	2,453	183	2.4%
Edenred	6	2,410	180	2.3%
UniCredit SpA	25	2,364	177	2.3%
Societe Generale SA	10	2,349	176	2.3%
Intesa Sanpaolo SpA	132	2,339	175	2.3%
Volkswagen AG	2	2,306	173	2.2%
Credit Agricole SA	23	2,265	169	2.2%
Akzo Nobel NV	3	2,218	166	2.1%
Fortum Oyj	13	2,209	165	2.1%
CNH Industrial NV	32	2,207	165	2.1%
Ageas	6	2,203	165	2.1%
Koninklijke DSM NV	2	2,202	165	2.1%
Solvay SA	3	2,190	164	2.1%
Assicurazioni Generali SpA	16	2,178	163	2.1%
Endesa SA	11	2,163	162	2.1%
Porsche Automobil Holding SE	4	2,145	160	2.1%
AP Moller - Maersk A/S	—	2,132	159	2.0%
Atos SE	4	2,100	157	2.0%
Brenntag AG	6	2,091	156	2.0%
OMV AG	6	2,080	156	2.0%
Erste Group Bank AG	8	2,057	154	2.0%
Fiat Chrysler Automobiles NV	22	2,031	152	2.0%
Bayerische Motoren Werke AG	4	2,024	151	2.0%
ING Groep NV	26	2,008	150	1.9%
Galp Energia SGPS SA	18	1,916	143	1.8%
CaixaBank SA	91	1,904	142	1.8%
Koninklijke KPN NV	93	1,868	140	1.8%
ArcelorMittal SA	18	1,866	140	1.8%
Banco Bilbao Vizcaya Argentaria SA	50	1,854	139	1.8%
Electricite de France SA	21	1,842	138	1.8%
Sodexo SA	2	1,841	138	1.8%
Red Electrica Corp. SA	13	1,823	136	1.8%
Carrefour SA	15	1,813	136	1.7%
HeidelbergCement AG	4	1,794	134	1.7%
Naturgy Energy Group SA	9	1,775	133	1.7%
Aegon NV	61	1,764	132	1.7%
Daimler AG	5	1,759	132	1.7%
Banco Santander SA	62	1,755	131	1.7%
NN Group NV	7	1,728	129	1.7%

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund^

(Unaudited) (cont’d)

Repsol SA	17	1,694	127	1.6%
Telefonica SA	35	1,684	126	1.6%
ABN AMRO Bank NV	13	1,669	125	1.6%
ACS Actividades de Construccion y Servicios	7	1,594	119	1.5%
Renault SA	5	1,394	104	1.3%
EUR 103,817	$7,765
Accrued net Interest Receivable/(Payable)	62
$7,827
Total Return Basket Swaps, at Value	$15,878

Over-the-counter total return basket swaps - Short (c)
Counterparty	Reference Entity	Effective Variable Rate(d)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Maturity Date(s)	Value
JPM	JPNBEDFN	(0.54)%	(0.15)%	3M EURIBOR	3M/T	5/22/2020	$(15,814)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBEDFN
Novo Nordisk A/S	23	EUR 3,938	$ (386)	2.4%
MTU Aero Engines AG	5	3,820	(374)	2.4%
Merck KGaA	11	3,806	(373)	2.4%
Enel SpA	151	3,669	(360)	2.3%
Orsted A/S	12	3,623	(355)	2.2%
Munich Re	4	3,613	(354)	2.2%
Sanofi	13	3,573	(350)	2.2%
UCB SA	14	3,554	(348)	2.2%
Neste Oyj	32	3,544	(347)	2.2%
Air Liquide SA	9	3,541	(347)	2.2%
Deutsche Boerse AG	8	3,500	(343)	2.2%
Iberdrola SA	115	3,494	(342)	2.2%
Vestas Wind Systems A/S	12	3,472	(340)	2.2%
Legrand SA	16	3,469	(340)	2.1%
Dassault Systemes SE	7	3,411	(334)	2.1%
KBC Group NV	16	3,371	(330)	2.1%
Industria de Diseno Textil SA	36	3,338	(327)	2.1%
Endesa SA	43	3,323	(326)	2.1%
Terna Rete Elettrica Nazionale SpA	170	3,313	(325)	2.1%
Koninklijke Ahold Delhaize NV	48	3,311	(324)	2.1%
E.ON SE	104	3,301	(323)	2.0%
Kerry Group PLC	9	3,261	(320)	2.0%
Coloplast A/S	9	3,250	(318)	2.0%
Hermes International	2	3,244	(318)	2.0%
Kering SA	2	3,236	(317)	2.0%
Wolters Kluwer NV	15	3,165	(310)	2.0%
Henkel AG & Co KGaA	11	3,161	(310)	2.0%
LVMH Moet Hennessy Louis Vuitton SE	3	3,153	(309)	2.0%
Snam SpA	210	3,142	(308)	2.0%
Airbus SE	8	3,127	(306)	1.9%
adidas AG	4	3,110	(305)	1.9%
Red Electrica Corp. SA	56	3,103	(304)	1.9%
AXA SA	41	3,083	(302)	1.9%
L'Oreal SA	4	3,049	(299)	1.9%
Pernod Ricard SA	6	3,016	(296)	1.9%
Allianz SE	4	3,008	(295)	1.9%
Heineken NV	10	3,005	(294)	1.9%
Amadeus IT Group SA	14	2,964	(290)	1.8%
Unilever NV	18	2,959	(290)	1.8%
Sampo Oyj	23	2,958	(290)	1.8%
Bayerische Motoren Werke AG	15	2,927	(287)	1.8%
Aena SME SA	6	2,896	(284)	1.8%
Danone SA	13	2,894	(284)	1.8%
Thales SA	9	2,882	(282)	1.8%
ING Groep NV	95	2,872	(281)	1.8%
Michelin	9	2,854	(280)	1.8%

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund^

(Unaudited) (cont’d)

Sodexo SA					10			2,793	(274)	1.7%
TOTAL SA					20			2,672	(262)	1.7%
Continental AG					8			2,641	(259)	1.6%
Publicis Groupe SA					20			2,514	(246)	1.6%
Nordea Bank Abp					2			52	(5)	0.0%
							EUR 160,975		$(15,773)
Accrued net Interest Receivable/(Payable)									(41)
Total Return Basket Swaps, at Value									$(15,814)

(b)							The Fund pays a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and receives the total return on the reference entity. The cash flows may be denominated in various foreign currencies based on the local currencies of the positions within the swaps.

(c)							The Fund receives a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and pays the total return on the reference entity. The cash flows may be denominated in various foreign currencies based on the local currencies of the positions within the swaps.

(d)							Effective rate at January 31, 2020.

Total return swap contracts ("total return swaps")

At January 31, 2020, the Fund had outstanding total return swaps as follows:

Over-the-counter total return swaps - Long (a)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable-rate(c)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
CITI	S&P 500 Equal Weighted Consumer Staples Sector Total Return Index	USD	225,888	8/14/2020	2.00%	0.17%	3M USD LIBOR	T/3M	$20,818	$(194)	$20,624

CITI	S&P 500 Equal Weighted Industrials USD Total Return Index	USD	229,595	8/14/2020	1.98%	0.15%	3M USD LIBOR	T/3M	29,423	(187)	29,236

CITI	S&P 500 Equal Weighted Materials USD Total Return Index	USD	211,083	8/14/2020	1.97%	0.14%	3M USD LIBOR	T/3M	11,643	(186)	11,457

CITI	S&P 500 Equal Weighted Utilities Sector Total Return Index	USD	230,159	8/14/2020	1.93%	0.10%	3M USD LIBOR	T/3M	29,248	(183)	29,065

CITI	S&P 500 Financials Sector Total Return Index	USD	133,614	4/24/2020	2.03%	0.20%	3M USD LIBOR	T/3M	12,072	(117)	11,955
Total									$103,204	$(867)	$102,337

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund^

(Unaudited) (cont’d)

Over-the-counter total return swaps - Short(b)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable-rate(c)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
GSI	MSCI US REIT Total Return Index	USD	(111,782)	10/8/2020	1.93%	0.10%	3M USD LIBOR	3M/T	$(873)	$101	$(772)

CITI	S&P 500 Consumer Staples Sector Total Return Index	USD	(219,885)	8/14/2020	1.93%	0.10%	3M USD LIBOR	3M/T	(18,205)	184	(18,021)
CITI	S&P 500 Industrial Sector Total Return Index	USD	(223,234)	8/14/2020	1.91%	0.08%	3M USD LIBOR	3M/T	(24,692)	179	(24,513)

CITI	S&P 500 Materials Sector Total Return Index	USD	(208,265)	8/14/2020	1.90%	0.07%	3M USD LIBOR	3M/T	(9,827)	178	(9,649)

CITI	S&P 500 Utilities Sector Total Return Index	USD	(125,282)	4/29/2020	1.78%	(0.05)%	3M USD LIBOR	3M/T	(16,608)	91	(16,517)

CITI	S&P 500 Utilities Total Return Index	USD	(236,219)	8/14/2020	1.78%	(0.05)%	3M USD LIBOR	3M/T	(33,241)	171	(33,070)
Total									$(103,446)	$904	$(102,542)

(a)	The Fund pays a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and receives the total return on the reference entity.
(b)	The Fund receives a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and pays the total return on the reference entity.
(c)	Effective rate at January 31, 2020.

Purchased option contracts ("options purchased")

At January 31, 2020, the Fund had outstanding options purchased as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls

Index
S&P 500 Mini Index	12	$387,060	$370	2/5/2020	$—	(a)(b)
S&P 500 Mini Index	14	451,570	365	2/5/2020	—	(a)(b)
S&P 500 Mini Index	15	483,825	360	2/5/2020	—	(a)(b)
S&P 500 Mini Index	13	419,315	370	2/12/2020	—	(a)(b)
S&P 500 Mini Index	26	838,630	365	2/12/2020	—	(a)(b)
S&P 500 Mini Index	13	419,315	365	2/19/2020	—	(a)(b)
S&P 500 Mini Index	13	419,315	370	2/19/2020	—	(a)(b)
S&P 500 Mini Index	12	387,060	365	2/26/2020	16	(a)(b)
Total calls					$16

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund^

(Unaudited) (cont’d)

Puts
Index
S&P 500 Mini Index	14	$451,570	$299	2/5/2020	$210
S&P 500 Mini Index	15	483,825	294	2/5/2020	165
S&P 500 Mini Index	16	516,080	298	2/5/2020	224
S&P 500 Mini Index	15	483,825	295	2/12/2020	420
S&P 500 Mini Index	15	483,825	298	2/12/2020	525
S&P 500 Mini Index	16	516,080	299	2/12/2020	608
S&P 500 Mini Index	15	483,825	295	2/26/2020	1,065
S&P 500 Mini Index	15	483,825	300	2/19/2020	1,020
S&P 500 Mini Index	17	548,335	295	2/19/2020	774
Total puts					$5,011

Total options purchased (cost $3,750)					$5,027

(a)		Security fair valued as of January 31, 2020 in accordance with procedures approved by the Board of Trustees.
(b)		Value determined using significant unobservable inputs.

Written option contracts ("options written")

At January 31, 2020, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls

Index
S&P 500 Mini Index	15	$(483,825)	$333	2/5/2020	$(98)
S&P 500 Mini Index	14	(451,570)	336	2/5/2020	—	(a)(b)
S&P 500 Mini Index	12	(387,060)	337	2/5/2020	—	(a)(b)
S&P 500 Mini Index	12	(387,060)	332	2/12/2020	(564)
S&P 500 Mini Index	14	(451,570)	337	2/12/2020	(70)
S&P 500 Mini Index	13	(419,315)	338	2/12/2020	—	(a)(b)
S&P 500 Mini Index	13	(419,315)	339	2/19/2020	(91)
S&P 500 Mini Index	13	(419,315)	333	2/19/2020	(721)
S&P 500 Mini Index	12	(387,060)	334	2/26/2020	(810)
Total calls					$(2,354)

Puts

Index
S&P 500 Mini Index	15	$(483,825)	$320	2/5/2020	$(3,173)
S&P 500 Mini Index	16	(516,080)	324	2/5/2020	(5,672)
S&P 500 Mini Index	14	(451,570)	327	2/5/2020	(7,168)
S&P 500 Mini Index	15	(483,825)	322	2/12/2020	(5,850)
S&P 500 Mini Index	15	(483,825)	323	2/12/2020	(6,405)
S&P 500 Mini Index	16	(516,080)	326	2/12/2020	(8,928)
S&P 500 Mini Index	17	(548,335)	321	2/19/2020	(7,174)
S&P 500 Mini Index	15	(483,825)	325	2/19/2020	(8,640)
S&P 500 Mini Index	15	(483,825)	320	2/26/2020	(6,847)
Total puts					$(59,857)

Total options written (premium received $40,991)					$(62,211)

(a)		Security fair valued as of January 31, 2020 in accordance with procedures approved by the Board of Trustees.
(b)		Value determined using significant unobservable inputs.

At January 31, 2020, the Fund had securities pledged in the amount of $1,177,870 to cover collateral requirements for options written.

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3(c)	Total
Investments:
Common Stocks
Airlines	$9,978	$2,813	$—	$12,791
Auto Components	8,336	13,132	—	21,468
Banks	240,695	7,624	—	248,319
Beverages	57,940	3,822	—	61,762
Capital Markets	31,391	5,057	—	36,448
Chemicals	58,880	12,750	—	71,630
Communications Equipment	39,791	7,231	—	47,022
Construction & Engineering	36,296	5,128	—	41,424
Diversified Telecommunication Services	131,970	5,099	—	137,069
Electric Utilities	161,691	10,829	—	172,520
Electronic Equipment, Instruments & Components	14,136	7,085	—	21,221
Equity Real Estate Investment Trusts	751,770	21,702	—	773,472
Health Care Providers & Services	31,198	5,156	—	36,354
Hotels, Restaurants & Leisure	77,104	4,137	—	81,241
Household Durables	39,053	6,450	—	45,503
Industrial Conglomerates	10,332	1,285	—	11,617
Insurance	122,800	24,386	—	147,186
Machinery	86,530	7,290	—	93,820
Metals & Mining	120,306	31,519	—	151,825
Multiline Retail	20,253	9,991	—	30,244
Oil, Gas & Consumable Fuels	1,069,070	8,081	—	1,077,151
Pharmaceuticals	247,908	7,681	—	255,589
Real Estate Management & Development	20,935	13,585	—	34,520
Road & Rail	32,444	19,632	—	52,076
Semiconductors & Semiconductor Equipment	148,586	5,934	—	154,520
Technology Hardware, Storage & Peripherals	138,941	16,640	—	155,581
Tobacco	31,405	8,458	—	39,863
Trading Companies & Distributors	37,638	53,137	—	90,775
Transportation Infrastructure	18,538	7,509	—	26,047
Wireless Telecommunication Services	—	2,841	—	2,841
Other Common Stocks(a)	1,582,435	—	—	1,582,435
Total Common Stocks	5,378,350	335,984	—	5,714,334
Preferred Stocks(a)	333,370	—	—	333,370
Convertible Bonds(a)	—	190,580	—	190,580
Corporate Bonds(a)	—	2,996,746	—	2,996,746
Mortgage-Backed Securities(a)	—	2,840,479	—	2,840,479
U.S. Treasury Obligations	—	4,242,979	—	4,242,979
U.S. Government Agency Securities	—	139,458	—	139,458
Asset-Backed Securities	—	584,126	—	584,126
Master Limited Partnerships(a)	1,037,249	—	—	1,037,249
Exchange-Traded Funds	344,318	—	—	344,318
Investment Companies	—	4,708,399	—	4,708,399
Options Purchased(b)	5,011	—	16	5,027
Short-Term Investments	—	1,612,783	—	1,612,783
Total Investments	$7,098,298	$17,651,534	$16	$24,749,848

(a)		The Schedule of Investments provides information on the industry or sector categorization for the portfolio.
(b)		The “Purchased option contracts” table under Derivative Instruments provides information on the industry or sector categorization for the portfolio.

Schedule of Investments Multi-Asset Income Fund^

(Unaudited) (cont’d)

(c)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

Investments in Securities (000’s omitted)	Beginning balance, as of 11/1/2019	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 1/31/2020	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2020
Options Purchased(d)
Index	$—	$—	$(1)	$1	$—	$—	$—	$—	$—	$—
Total	$—	$—	$(1)	$1	$—	$—	$—	$—	$—	$—

(d) As of the period ended January 31, 2020, these investments were valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund’s net assets and, therefore,

disclosure of unobservable inputs used in formulating valuations is not presented.

The following is a summary, categorized by Level (see Note A of Notes to Schedule of Investments ), of inputs used to value the Fund's derivatives as of January 31, 2020:

Other Financial Instruments	Level 1	Level 2	Level 3(b)	Total
Futures(a)
Assets	$54,402	$—	$—	$54,402
Liabilities	(179,233)	—	—	(179,233)
Forward Contracts(a)
Assets	—	292,213	—	292,213
Liabilities	—	(294,449)	—	(294,449)
Swaps
Assets	—	118,215	—	118,215
Liabilities	—	(118,356)	—	(118,356)
Options Written
Liabilities	(62,211)	—	—	(62,211)
Total	$(187,042)	$(2,377)	$—	$(189,419)

(a)		Futures and forward contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:
Other Financial Instruments (000’s omitted)	Beginning balance, as of 11/1/2019	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 1/31/2020	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2020
Options Written(c)
Index	$—	$—	$—	$2	$—	$(2)	$—	$—	$—	$2
Total	$—	$—	$—	$2	$—	$(2)	$—	$—	$—	$2

(c) As of the period ended January 31, 2020, these investments were valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

Schedule of Investments Multi-Asset Income Fund^

(Unaudited) (cont’d)

§ Investments in Affiliates(a):

	Balance of Shares Held October 31, 2019	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held January 31, 2020	Value January 31, 2020	Distributions from Investments in Affiliated Persons(b)	Net Realized Gain/(Loss) from Investments in Affiliated Persons	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Persons
Neuberger Berman Emerging Markets Debt Fund Institutional Class	74,432	30,943	-	105,375	$923,084	$8,522	$-	$7,677
Neuberger Berman Floating Rate Income Fund Institutional Class	133,592	30,544	–	164,136	1,593,762	17,707	-	25,845
Neuberger Berman High Income Bond Fund Class R6	176,166	78,962	–	255,128	2,191,553	21,864	-	1,923
Total for affiliates held as of 1/31/20(c)					$4,708,399	$48,093	$-	$35,444

(a)	Affiliated persons, as defined in the Investment Company Act of 1940, as amended. Neuberger Berman Investment Advisers LLC ("NBIA") have obtained an exemptive order from the Securities and Exchange Commission that permits the Fund to invest in both affiliated and unaffiliated investment companies, including exchange-traded funds, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of such order.

(b)	Distributions received include distributions from net investment income and net realized capital gains, if any, from the other investment companies managed by NBIA.

(c) At January 31, 2020, the value of these securities amounted to 20.31% of net assets of the Fund.

^ A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

Consolidated Schedule of Investments Multi-Style Premia Fund^

(Unaudited) January 31, 2020

Number of Shares		Value
Common Stocks 35.1%
Australia 0.9%
2,971	BHP Group PLC	$65,117
1,372	Rio Tinto PLC	73,991
		139,108
Austria 0.7%
2,232	BAWAG Group AG	96,838	*(a)
337	OMV AG	16,815
		113,653
Belgium 1.9%
1,534	Ageas	84,673
350	Cofinimmo SA	55,818
3,445	Proximus SADP	98,268
637	UCB SA	58,693
		297,452
France 4.7%
1,066	Arkema SA	98,150
1,022	AXA SA	27,293
844	Capgemini SE	105,164
825	Eiffage SA	95,843
49	Kering SA	30,161
351	Klepierre SA	11,962
3,739	Peugeot SA	77,171
990	Sanofi	95,468
724	Schneider Electric SE	72,683
745	Sodexo SA	78,162
984	TOTAL SA	48,176
		740,233
Germany 0.6%
280	adidas AG	88,751
Ireland 0.3%
1,449	CRH PLC	54,510
Italy 1.1%
9,086	Mediobanca Banca di Credito Finanziario SpA	90,812
1,532	Recordati SpA	65,635
4,590	Snam SpA	24,623
		181,070
Japan 10.0%
22	AEON REIT Investment Corp.	29,988
3,800	Astellas Pharma, Inc.	67,146
1,400	Azbil Corp.	37,753
400	Bridgestone Corp.	14,168
1,400	FUJIFILM Holdings Corp.	69,530
4,700	Inpex Corp.	43,871
120	Invincible Investment Corp.	60,622
3,300	ITOCHU Corp.	77,091
55	Japan Hotel REIT Investment Corp.	37,105
900	Japan Tobacco, Inc.	19,030
1,900	K's Holdings Corp.	23,071
2,000	Kamigumi Co. Ltd.	42,735
1,600	Kewpie Corp.	33,369
1,500	Marubeni Corp.	10,778
1,200	Mitsubishi Heavy Industries Ltd.	43,773
800	Mitsui Chemicals, Inc.	$17,569
1,200	MS&AD Insurance Group Holdings, Inc.	39,855
3,200	Nippon Telegraph & Telephone Corp.	81,591
3,100	Nomura Research Institute Ltd.	68,218
1,300	NS Solutions Corp.	38,184
2,900	NTT DOCOMO, Inc.	82,396
400	Ono Pharmaceutical Co. Ltd.	9,211
1,100	Sawai Pharmaceutical Co. Ltd.	71,484
2,800	Sekisui House Ltd.	60,206
6,000	Shimizu Corp.	61,541
1,000	Shionogi & Co. Ltd.	59,474
300	Sugi Holdings Co. Ltd.	15,031
4,400	Sumitomo Corp.	65,449
400	Sumitomo Mitsui Financial Group, Inc.	14,064
400	Sumitomo Mitsui Trust Holdings, Inc.	14,748
400	Taiheiyo Cement Corp.	10,766
3,500	Teijin Ltd.	62,576
900	Tokio Marine Holdings, Inc.	48,853
100	Tokyo Electron Ltd.	21,995
1,200	Tokyo Gas Co. Ltd.	26,383
800	Toyota Motor Corp.	55,622
16	United Urban Investment Corp.	28,661
300	USS Co. Ltd.	5,445
		1,569,352
Netherlands 2.6%
1,022	ASM International NV	124,736
176	Heineken Holding NV	17,353
3,850	Koninklijke Ahold Delhaize NV	94,790
2,401	Royal Dutch Shell PLC Class A	63,233
1,350	Wolters Kluwer NV	101,691
		401,803
Portugal 0.3%
8,349	NOS SGPS SA	43,353
Spain 2.6%
456	Aena SME SA	84,532	(a)
287	Amadeus IT Group SA	22,542
6,477	Banco Bilbao Vizcaya Argentaria SA	33,535
2,950	Endesa SA	81,040
2,353	Industria de Diseno Textil SA	79,253
7,011	Merlin Properties Socimi SA	99,527
		400,429
United Kingdom 9.2%
2,281	3i Group PLC	33,268
617	Admiral Group PLC	18,405
6,190	Aggreko PLC	63,021
443	Auto Trader Group PLC	3,288	(a)
11,441	Avast PLC	64,208	(a)
7,416	Aviva PLC	39,015
4,573	Barratt Developments PLC	48,478
5,299	BP PLC	31,957
629	Diageo PLC	25,001
15,453	Direct Line Insurance Group PLC	68,930

See Notes to Schedule of Investments

Consolidated Schedule of Investments Multi-Style Premia Fund^

(Unaudited) (cont’d)

Number of Shares		Value
3,172	GlaxoSmithKline PLC	$74,725
8,246	HSBC Holdings PLC	60,085
85,500	Lloyds Banking Group PLC	64,117
11,639	National Express Group PLC	68,701
740	Next PLC	67,347
2,508	Primary Health Properties PLC	5,213
6,174	Redrow PLC	64,814
2,721	RELX PLC	72,329
8,495	Rightmove PLC	73,790
5,964	Sage Group PLC	58,152
1,379	Schroders PLC	58,508
5,965	Segro PLC	71,726
1,492	Smith & Nephew PLC	35,985
7,245	Tate & Lyle PLC	75,847
1,458	Unilever NV	85,216
1,189	Unilever PLC	71,179
1,873	Vistry Group PLC	34,131
		1,437,436
United States 0.2%
438	Ferguson PLC	39,341
Total Common Stocks (Cost $5,260,039)		5,506,491
Short-Term Investments 39.8%
Investment Companies 39.8%
6,228,269	State Street Institutional Treasury Money Market Fund Premier Class, 1.52%(b) (Cost $6,228,269)	6,228,269	(c)
Total Investments 74.9% (Cost $11,488,308)		11,734,760
Other Assets Less Liabilities 25.1%		3,932,590
Net Assets 100.0%		$15,667,350

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at January 31, 2020 amounted to $248,866, which represents 1.6% of net assets of the Fund.
(b)	Represents 7-day effective yield as of January 31, 2020.
(c)	All or a portion of this security is segregated in connection with obligations for options written, futures, forward foreign currency contracts and/or swaps with a total value of $6,228,269.
(d)	Includes the impact of the Fund's open positions in derivatives at January 31, 2020.

See Notes to Schedule of Investments

Consolidated Schedule of Investments Multi-Style Premia Fund^

(Unaudited) (cont’d)

POSITIONS BY INDUSTRY

Industry	Investments at Value	Percentage of Net Assets
Pharmaceuticals	$501,836	3.2%
Equity Real Estate Investment Trusts	400,622	2.6%
Banks	374,199	2.4%
Insurance	327,024	2.1%
IT Services	234,108	1.5%
Household Durables	207,629	1.3%
Oil, Gas & Consumable Fuels	204,052	1.3%
Trading Companies & Distributors	192,659	1.2%
Diversified Telecommunication Services	179,859	1.2%
Chemicals	178,295	1.1%
Professional Services	174,020	1.1%
Construction & Engineering	157,384	1.0%
Personal Products	156,395	1.0%
Semiconductors & Semiconductor Equipment	146,731	0.9%
Metals & Mining	139,108	0.9%
Automobiles	132,793	0.9%
Transportation Infrastructure	127,267	0.8%
Software	122,360	0.8%
Textiles, Apparel & Luxury Goods	118,912	0.8%
Food & Staples Retailing	109,821	0.7%
Food Products	109,216	0.7%
Specialty Retail	107,769	0.7%
Capital Markets	91,776	0.6%
Wireless Telecommunication Services	82,396	0.5%
Electric Utilities	81,040	0.5%
Hotels, Restaurants & Leisure	78,162	0.5%
Interactive Media & Services	77,078	0.5%
Electrical Equipment	72,683	0.5%
Technology Hardware, Storage & Peripherals	69,530	0.4%
Road & Rail	68,701	0.4%
Multiline Retail	67,347	0.4%
Construction Materials	65,276	0.4%
Commercial Services & Supplies	63,021	0.4%
Gas Utilities	51,006	0.3%
Machinery	43,773	0.3%
Media	43,353	0.3%
Beverages	42,354	0.3%
Electronic Equipment, Instruments & Components	37,753	0.2%
Health Care Equipment & Supplies	35,985	0.2%
Tobacco	19,030	0.1%
Auto Components	14,168	0.1%
Short-Term Investments and Other Assets-Net	10,160,859	64.9%
	$15,667,350	100.0%

See Notes to Schedule of Investments

Consolidated Schedule of Investments Multi-Style Premia Fund^

(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At January 31, 2020, open positions in futures for the Fund were as follows:
Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2020	2	ASX SPI 200 Index	$232,750	$10,443
3/2020	4	Australian Dollar	268,120	(7,740)
3/2020	8	Canadian Dollar	604,600	(7,450)
3/2020	2	Coffee 'C'	76,988	(1,837)
3/2020	6	Copper	377,550	(42,650)
3/2020	4	Cotton No.2	135,000	(5,901)
3/2020	1	Euro	138,981	(919)
3/2020	16	Euro-BTP	2,626,762	72,853
3/2020	13	Euro-Bund	2,523,664	24,221
3/2020	13	Euro-OAT	2,410,918	26,929
3/2020	8	Euro STOXX 50 Index	322,866	(3,194)
3/2020	2	FTSE100 Index	190,614	1,637
3/2020	1	Hang Seng Index	168,980	(13,024)
3/2020	4	Low Sulphur Gasoil	201,000	(9,475)
3/2020	16	Mexican Peso	421,280	782
3/2020	2	NASDAQ 100 E-Mini Index	359,910	24,416
3/2020	1	New York Harbor ULSD	68,393	(10,441)
3/2020	5	New Zealand Dollar	323,400	(8,353)
3/2020	2	Nikkei 225 Index	227,300	(4,550)
3/2020	5	Pound Sterling	413,031	2,831
3/2020	1	Silver	90,060	4,480
3/2020	2	Sugar 11	32,726	2,498
3/2020	4	Swiss Franc	520,500	3,213
3/2020	3	Swiss Market Index	328,592	7,598
3/2020	1	Wheat	27,688	(787)
3/2020	5	WTI Crude Oil	257,800	(33,930)
4/2020	5	Brent Crude Oil	283,100	(32,430)
4/2020	1	Gold 100 Oz.	158,790	2,780
4/2020	1	Lean Hogs	24,640	(4,540)
4/2020	4	Live Cattle	191,480	(11,960)
5/2020	15	Cocoa	420,150	9,750
Total Long Positions			$14,427,633	$(4,750)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2020	4	Corn	$(76,250)	$1,500
3/2020	2	Japanese Government Bond, 10 Year	(2,821,466)	(5,445)
3/2020	2	Soybean	(87,250)	3,288
3/2020	6	Soybean Meal	(174,600)	4,456
3/2020	1	Australian Bond, 10 Year	(98,996)	(1,273)
3/2020	24	Canadian Bond, 10 Year	(2,578,268)	(40,464)
3/2020	5	S&P 500 E-Mini Index	(806,000)	12,375
3/2020	18	U.S. Treasury Note, 10 Year	(2,369,813)	(39,781)
5/2020	5	Coffee ‘C’	(196,688)	4,500
Total Short Positions			$(9,209,331)	$(60,844)

See Notes to Schedule of Investments

Consolidated Schedule of Investments Multi-Style Premia Fund^

(Unaudited) (cont’d)

Options on exchange-traded futures contracts

Short Positions:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
2/2020	4	Put Options Exercise Price EUR 173.5 on German Euro-Bund Futures	$(700,160)	$1,331
2/2020	4	Put Options Exercise Price GBP 134.5 on United Kingdom Long Gilt Bond Futures	(539,360)	423
Total			$(1,239,520)	$1,754
Total Futures				$(63,840)

At January 31, 2020, the Fund had $552,112 deposited in a segregated account to cover margin requirements on open futures.

Forward foreign currency contracts ("forward contracts")

At January 31, 2020, open forward contracts for the Fund were as follows:

Currency Purchased			Currency Sold	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

1,300,000	USD	1,901,729	AUD	MS	3/30/2020	$25,702
95,102	USD	406,600	BRL	MS	2/20/2020	246
100,004	USD	77,354,800	CLP	MS	2/20/2020	3,367
100,000	USD	79,879,000	CLP	MS	2/20/2020	210
692,043	ILS	200,000	USD	MS	2/20/2020	675
345,351	ILS	100,000	USD	MS	2/20/2020	143
344,266	ILS	100,000	USD	MS	3/30/2020	7
100,000	USD	1,900,120	MXN	MS	3/30/2020	242
200,000	USD	1,205,333	TRY	MS	3/30/2020	1,110
Total unrealized appreciation						$31,702

590,885	AUD	400,000	USD	MS	3/30/2020	(4,064)
406,600	BRL	100,000	USD	MS	2/20/2020	(5,143)
1,100,000	USD	1,064,620	CHF	MS	3/30/2020	(9,544)
77,354,800	CLP	100,000	USD	MS	2/20/2020	(3,364)
1,396,145	CNY	200,000	USD	MS	2/20/2020	(155)
2,261,322	CZK	100,000	USD	MS	2/20/2020	(569)
4,509,178	CZK	200,000	USD	MS	2/20/2020	(1,730)
1,400,000	USD	1,264,418	EUR	MS	3/30/2020	(7,044)
100,000	USD	345,214	ILS	MS	2/20/2020	(103)
900,000	USD	3,104,878	ILS	MS	3/30/2020	(1,944)
233,287,400	KRW	200,000	USD	MS	2/20/2020	(5,041)
26,615,812	MXN	1,400,000	USD	MS	3/30/2020	(2,644)
12,419,160	RUB	200,000	USD	MS	2/20/2020	(6,076)
6,285,390	RUB	100,000	USD	MS	3/30/2020	(2,265)
81,183,440	RUB	1,300,000	USD	MS	3/30/2020	(37,638)
3,019,860	THB	100,000	USD	MS	2/20/2020	(3,088)
6,026,300	THB	200,000	USD	MS	2/20/2020	(6,607)
200,000	USD	6,263,300	THB	MS	2/20/2020	(999)
6,610,867	TRY	1,100,000	USD	MS	3/30/2020	(9,150)
2,979,470	TWD	100,000	USD	MS	2/20/2020	(1,865)
5,987,080	TWD	200,000	USD	MS	2/20/2020	(2,803)
20,366,206	ZAR	1,400,000	USD	MS	3/30/2020	(52,809)
Total unrealized depreciation						$(164,645)
Total net unrealized depreciation						$(132,943)

See Notes to Schedule of Investments

Consolidated Schedule of Investments Multi-Style Premia Fund^

(Unaudited) (cont’d)

Equity swap contracts ("equity swaps")

At January 31, 2020, the Fund had outstanding equity swaps as follows:

Over-the-counter equity swaps - Long (a)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable-rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
MS	Accenture PLC Class A	USD	106,094	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	$3,711	$308	$4,019
MS	Aflac, Inc.	USD	86,534	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(4,737)	(96)	(4,833)
MS	Aflac, Inc.	USD	15,368	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(750)	(16)	(766)
MS	Aflac, Inc.	USD	6,137	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(20)	(7)	(27)
MS	Allstate Corp.	USD	15,410	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	975	(14)	961
MS	Allstate Corp.	USD	28,687	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	1,431	(28)	1,403
MS	Allstate Corp.	USD	21,811	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	1,673	(21)	1,652
MS	Allstate Corp.	USD	4,623	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	304	(5)	299
MS	Allstate Corp.	USD	4,030	5/17/2021	2.02%	0.35%	1M USD LIBOR	T/1M	161	(4)	157
MS	Allstate Corp.	USD	26,079	5/17/2021	2.01%	0.35%	1M USD LIBOR	T/1M	161	(13)	148
MS	Alphabet, Inc. Class A	USD	24,357	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	1,919	(23)	1,896
MS	Alphabet, Inc. Class A	USD	28,656	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	2,404	(27)	2,377
MS	Alphabet, Inc. Class A	USD	30,088	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	2,515	(28)	2,487
MS	Alphabet, Inc. Class A	USD	32,954	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	3,175	(32)	3,143
MS	Amazon.com, Inc.	USD	106,462	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	13,573	(97)	13,476
MS	Amazon.com, Inc.	USD	8,035	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	1,024	(7)	1,017
MS	Amazon.com, Inc.	USD	8,035	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	847	(8)	839
MS	Ameren Corp.	USD	38,481	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	2,962	(37)	2,925
MS	American Electric Power Co., Inc.	USD	37,102	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	5,007	(33)	4,974
MS	American Electric Power Co., Inc.	USD	28,244	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	2,630	(24)	2,606
MS	American Electric Power Co., Inc.	USD	28,765	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	2,905	(25)	2,880
MS	American Electric Power Co., Inc.	USD	20,531	5/17/2021	2.02%	0.35%	1M USD LIBOR	T/1M	1,819	(17)	1,802
MS	AMETEK, Inc.	USD	103,270	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(229)	(108)	(337)
MS	Amphenol Corp. Class A	USD	88,130	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(2,646)	(95)	(2,741)
MS	Amphenol Corp. Class A	USD	16,214	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(619)	(17)	(636)
MS	Apple Hospitality REIT, Inc.	USD	97,630	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(7,286)	(109)	(7,395)

See Notes to Schedule of Investments

Consolidated Schedule of Investments Multi-Style Premia Fund^

(Unaudited) (cont’d)

MS	Apple, Inc.	USD	135,875	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	18,611	(125)	18,486
MS	AT&T, Inc.	USD	113,575	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(6,075)	1,444	(4,631)
MS	Booking Holdings, Inc.	USD	12,814	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(103)	(14)	(117)
MS	Booking Holdings, Inc.	USD	25,628	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(797)	(27)	(824)
MS	Booking Holdings, Inc.	USD	29,289	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(791)	(32)	(823)
MS	Booking Holdings, Inc.	USD	23,797	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(963)	(25)	(988)
MS	Booking Holdings, Inc.	USD	10,983	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(1,028)	(12)	(1,040)
MS	Booz Allen Hamilton Holding Corp.	USD	130,249	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	6,836	(78)	6,758
MS	Bristol-Myers Squibb Co.	USD	28,328	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	2,384	176	2,560
MS	Bristol-Myers Squibb Co.	USD	29,649	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	3,044	184	3,228
MS	Bristol-Myers Squibb Co.	USD	29,775	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	2,939	185	3,124
MS	Bristol-Myers Squibb Co.	USD	32,860	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	2,711	203	2,914
MS	Brixmor Property Group, Inc.	USD	26,188	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(3,610)	(32)	(3,642)
MS	Brixmor Property Group, Inc.	USD	25,170	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(740)	(25)	(765)
MS	Cable One, Inc.	USD	120,986	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	13,225	(113)	13,112
MS	Cabot Oil & Gas Corp.	USD	11,399	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(2,493)	289	(2,204)
MS	Cabot Oil & Gas Corp.	USD	9,497	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(1,420)	55	(1,365)
MS	Carlisle Cos., Inc.	USD	80,458	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(2,518)	(87)	(2,605)
MS	CDW Corp.	USD	138,538	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(7,644)	(153)	(7,797)
MS	Check Point Software Technologies Ltd.	USD	24,805	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(557)	(26)	(583)
MS	Chemed Corp.	USD	31,759	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	3,587	(32)	3,555
MS	Chevron Corp.	USD	86,355	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(9,202)	(99)	(9,301)
MS	Chevron Corp.	USD	12,750	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(1,280)	(14)	(1,294)
MS	Chevron Corp.	USD	1,286	5/17/2021	2.00%	0.35%	1M USD LIBOR	T/1M	(48)	—	(48)
MS	Chubb Ltd.	USD	53,348	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(294)	(56)	(350)
MS	Cisco Systems, Inc.	USD	119,246	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	2,120	(122)	1,998
MS	Citigroup, Inc.	USD	103,728	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	8	603	611
MS	Cogent Communications Holdings, Inc.	USD	17,165	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	1,237	(15)	1,222
MS	Comcast Corp. Class A	USD	110,739	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(3,648)	(119)	(3,767)
MS	Comerica, Inc.	USD	92,963	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(12,196)	(109)	(12,305)
MS	ConocoPhillips	USD	98,892	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	4,537	(98)	4,439

See Notes to Schedule of Investments

Consolidated Schedule of Investments Multi-Style Premia Fund^

(Unaudited) (cont’d)

MS	Cooper Cos., Inc.	USD	115,514	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	13,714	(97)	13,617
MS	Cooper Cos., Inc.	USD	3,816	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	371	(4)	367
MS	CSX Corp.	USD	108,785	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	7,575	(106)	7,469
MS	Cummins, Inc.	USD	114,698	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(16,850)	(138)	(16,988)
MS	CVR Energy, Inc.	USD	10,729	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(2,237)	(14)	(2,251)
MS	CVR Energy, Inc.	USD	24,469	5/17/2021	2.01%	0.35%	1M USD LIBOR	T/1M	(1,772)	(13)	(1,785)
MS	Delta Air Lines, Inc.	USD	97,879	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(2,359)	(105)	(2,464)
MS	Delta Air Lines, Inc.	USD	8,472	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(262)	(9)	(271)
MS	Discover Financial Services	USD	40,420	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(4,855)	(49)	(4,904)
MS	Dollar General Corp.	USD	141,751	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(6,079)	(154)	(6,233)
MS	DTE Energy Co.	USD	30,368	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	2,085	(34)	2,051
MS	EastGroup Properties, Inc.	USD	12,927	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	561	(12)	549
MS	Eaton Corp. PLC	USD	141,327	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	5,587	(142)	5,445
MS	Emerson Electric Co.	USD	17,693	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(723)	(20)	(743)
MS	Equity LifeStyle Properties, Inc.	USD	123,093	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	3,631	(126)	3,505
MS	Everest Re Group Ltd.	USD	25,998	5/17/2021	2.00%	0.35%	1M USD LIBOR	T/1M	134	(6)	128
MS	Evergy, Inc.	USD	103,044	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	10,205	(97)	10,108
MS	Evergy, Inc.	USD	23,308	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	2,763	(20)	2,743
MS	Exelon Corp.	USD	58,678	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	2,685	(13)	2,672
MS	Facebook, Inc. Class A	USD	28,065	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	625	(28)	597
MS	Facebook, Inc. Class A	USD	27,460	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	351	(28)	323
MS	Facebook, Inc. Class A	USD	27,258	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	396	(28)	368
MS	Facebook, Inc. Class A	USD	26,854	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	410	(27)	383
MS	Gaming and Leisure Properties, Inc.	USD	127,494	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	12,040	(121)	11,919
MS	Garmin Ltd.	USD	109,844	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	957	(114)	843
MS	Gentex Corp.	USD	4,138	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	167	(4)	163
MS	Gentex Corp.	USD	29,026	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	959	(27)	932
MS	Globe life, Inc.	USD	10,113	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	185	(11)	174
MS	Globe life, Inc.	USD	25,231	5/17/2021	2.00%	0.35%	1M USD LIBOR	T/1M	(178)	(3)	(181)
MS	Hanover Insurance Group, Inc.	USD	109,478	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	3,517	(110)	3,407
MS	Hartford Financial Services Group, Inc.	USD	100,954	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(4,689)	(110)	(4,799)
MS	Hershey Co.	USD	94,033	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	5,134	(93)	5,041

See Notes to Schedule of Investments

Consolidated Schedule of Investments Multi-Style Premia Fund^

(Unaudited) (cont’d)

MS	Hill-Rom Holdings, Inc.	USD	130,770	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	2,326	(134)	2,192
MS	Home Depot, Inc.	USD	25,091	5/17/2021	2.00%	0.35%	1M USD LIBOR	T/1M	(634)	(5)	(639)
MS	Honeywell International, Inc.	USD	123,679	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(4,706)	(134)	(4,840)
MS	Humana, Inc.	USD	16,812	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(416)	(18)	(434)
MS	Humana, Inc.	USD	22,192	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(1,827)	(23)	(1,850)
MS	Illinois Tool Works, Inc.	USD	23,447	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(117)	(24)	(141)
MS	Ingersoll-Rand PLC	USD	26,246	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(76)	(25)	(101)
MS	Intel Corp.	USD	30,622	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	3,513	(28)	3,485
MS	Intercontinental Exchange, Inc.	USD	13,465	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	933	(13)	920
MS	International Business Machines Corp.	USD	67,409	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	4,414	(68)	4,346
MS	International Paper Co.	USD	105,261	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(13,345)	(125)	(13,470)
MS	Interpublic Group of Cos., Inc.	USD	24,357	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	363	(25)	338
MS	Intuit, Inc.	USD	114,675	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	4,893	(115)	4,778
MS	Intuit, Inc.	USD	2,523	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	130	(2)	128
MS	Johnson & Johnson	USD	119,691	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	11,282	(114)	11,168
MS	Kimberly-Clark Corp.	USD	12,605	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	943	(13)	930
MS	Lam Research Corp.	USD	28,628	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	733	(27)	706
MS	Lam Research Corp.	USD	27,435	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	345	(26)	319
MS	Lam Research Corp.	USD	23,559	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	458	(22)	436
MS	Lam Research Corp.	USD	25,050	5/17/2021	2.00%	0.35%	1M USD LIBOR	T/1M	(293)	(6)	(299)
MS	Leidos Holdings, Inc.	USD	111,924	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	10,109	(107)	10,002
MS	Lockheed Martin Corp.	USD	100,180	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	8,269	(96)	8,173
MS	LyondellBasell Industries NV Class A	USD	20,633	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(4,522)	(26)	(4,548)
MS	McDonald's Corp.	USD	124,103	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	11,414	(117)	11,297
MS	Medtronic PLC	USD	107,936	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	3,912	(108)	3,804
MS	Merck & Co., Inc.	USD	78,861	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	1,205	(81)	1,124
MS	MGIC Investment Corp.	USD	26,298	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(775)	(28)	(803)
MS	MGIC Investment Corp.	USD	12,949	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(203)	(14)	(217)
MS	MGIC Investment Corp.	USD	25,911	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(858)	(26)	(884)
MS	MGIC Investment Corp.	USD	21,609	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(606)	(22)	(628)

See Notes to Schedule of Investments

Consolidated Schedule of Investments Multi-Style Premia Fund^

(Unaudited) (cont’d)

MS	MGIC Investment Corp.	USD	15,004	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(105)	(14)	(119)
MS	Microsoft Corp.	USD	167,336	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	19,543	(154)	19,389
MS	Mondelez International, Inc. Class A	USD	107,989	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	8,087	(107)	7,980
MS	Motorola Solutions, Inc.	USD	131,511	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	10,425	(126)	10,299
MS	NextEra Energy, Inc.	USD	29,502	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	3,963	(26)	3,937
MS	NIKE, Inc. Class B	USD	26,290	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(1,023)	(26)	(1,049)
MS	NIKE, Inc. Class B	USD	23,208	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(1,209)	(23)	(1,232)
MS	NIKE, Inc. Class B	USD	24,460	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(1,394)	(25)	(1,419)
MS	NIKE, Inc. Class B	USD	23,882	5/17/2021	2.02%	0.35%	1M USD LIBOR	T/1M	(1,643)	(23)	(1,666)
MS	Norwegian Cruise Line Holdings Ltd.	USD	10,555	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(280)	(11)	(291)
MS	Norwegian Cruise Line Holdings Ltd.	USD	11,632	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(1,008)	(12)	(1,020)
MS	Norwegian Cruise Line Holdings Ltd.	USD	22,455	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(1,904)	(23)	(1,927)
MS	Norwegian Cruise Line Holdings Ltd.	USD	24,394	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(1,416)	(25)	(1,441)
MS	Norwegian Cruise Line Holdings Ltd.	USD	16,532	5/17/2021	2.02%	0.35%	1M USD LIBOR	T/1M	(1,245)	(16)	(1,261)
MS	Norwegian Cruise Line Holdings Ltd.	USD	10,070	5/17/2021	2.01%	0.35%	1M USD LIBOR	T/1M	(768)	(6)	(774)
MS	Nucor Corp.	USD	90,658	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(15,221)	658	(14,563)
MS	Omnicom Group, Inc.	USD	101,217	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(3,944)	(109)	(4,053)
MS	Oracle Corp.	USD	49,198	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(3,511)	(55)	(3,566)
MS	Packaging Corp. of America	USD	99,963	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(18,715)	(125)	(18,840)
MS	PepsiCo., Inc.	USD	132,647	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	7,427	(131)	7,296
MS	Philip Morris International, Inc.	USD	105,194	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(2,665)	(113)	(2,778)
MS	Phillips 66	USD	106,629	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(31,844)	(144)	(31,988)
MS	Pinnacle West Capital Corp.	USD	26,962	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	3,004	191	3,195
MS	Pioneer Natural Resources Co.	USD	24,030	5/17/2021	2.01%	0.35%	1M USD LIBOR	T/1M	(2,199)	(13)	(2,212)
MS	Pioneer Natural Resources Co.	USD	25,110	5/17/2021	2.00%	0.35%	1M USD LIBOR	T/1M	(1,112)	(6)	(1,118)
MS	PNC Financial Services Group, Inc.	USD	134,289	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(2,865)	896	(1,969)
MS	Popular, Inc.	USD	100,616	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	2,476	(103)	2,373
MS	Portland General Electric Co.	USD	63,407	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	6,420	(60)	6,360

See Notes to Schedule of Investments

Consolidated Schedule of Investments Multi-Style Premia Fund^

(Unaudited) (cont’d)

MS	PPG Industries, Inc.	USD	101,265	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(7,679)	(114)	(7,793)
MS	Procter & Gamble Co.	USD	137,082	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	2,995	681	3,676
MS	PS Business Parks, Inc.	USD	72,721	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(3,715)	(80)	(3,795)
MS	PulteGroup, Inc.	USD	32,014	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	3,698	(30)	3,668
MS	PulteGroup, Inc.	USD	25,138	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	2,564	(23)	2,541
MS	PulteGroup, Inc.	USD	30,585	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	3,612	(28)	3,584
MS	PulteGroup, Inc.	USD	28,219	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	2,764	(26)	2,738
MS	PulteGroup, Inc.	USD	2,724	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	356	(2)	354
MS	Reliance Steel & Aluminum Co.	USD	31,111	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(446)	(33)	(479)
MS	Sirius XM Holdings, Inc.	USD	26,873	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	455	(27)	428
MS	Sirius XM Holdings, Inc.	USD	26,753	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	619	(27)	592
MS	Sirius XM Holdings, Inc.	USD	11,715	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	288	(12)	276
MS	Sirius XM Holdings, Inc.	USD	28,987	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	301	(28)	273
MS	Sirius XM Holdings, Inc.	USD	13,914	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(52)	(13)	(65)
MS	Starbucks Corp.	USD	107,904	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	1,024	(111)	913
MS	Steel Dynamics, Inc.	USD	57,937	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(3,901)	(64)	(3,965)
MS	STORE Capital Corp.	USD	108,369	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(2,547)	(117)	(2,664)
MS	Synchrony Financial	USD	75,937	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(11,017)	(91)	(11,108)
MS	Sysco Corp.	USD	26,778	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	468	(27)	441
MS	Texas Instruments, Inc.	USD	137,662	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	3,141	886	4,027
MS	Thermo Fisher Scientific, Inc.	USD	110,243	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	4,288	(110)	4,178
MS	Travelers Cos., Inc.	USD	118,590	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(2,413)	(126)	(2,539)
MS	Union Pacific Corp.	USD	24,581	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	307	(25)	282
MS	Union Pacific Corp.	USD	30,143	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	1,917	(30)	1,887
MS	UnitedHealth Group, Inc.	USD	110,615	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(201)	(117)	(318)
MS	US BanCorp	USD	37,254	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(4,440)	(44)	(4,484)
MS	Valero Energy Corp.	USD	104,207	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(20,710)	(131)	(20,841)
MS	Verisk Analytics, Inc.	USD	31,194	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	3,909	(28)	3,881
MS	Verisk Analytics, Inc.	USD	21,933	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	2,495	(21)	2,474
MS	Verisk Analytics, Inc.	USD	13,485	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	1,219	(13)	1,206
MS	Verizon Communications, Inc.	USD	122,268	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(7)	1,137	1,130
MS	Visa, Inc. Class A	USD	30,840	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	2,991	(29)	2,962
MS	Visa, Inc. Class A	USD	31,039	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	1,854	(28)	1,826

See Notes to Schedule of Investments

Consolidated Schedule of Investments Multi-Style Premia Fund^

(Unaudited) (cont’d)

MS	Visa, Inc. Class A	USD	18,504	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	1,029	(17)	1,012
MS	Walmart, Inc.	USD	144,257	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(7,266)	(158)	(7,424)
MS	Washington Federal, Inc.	USD	25,126	5/17/2021	2.01%	0.35%	1M USD LIBOR	T/1M	(1,232)	(13)	(1,245)
MS	Washington Federal, Inc.	USD	25,160	5/17/2021	2.00%	0.35%	1M USD LIBOR	T/1M	(745)	(6)	(751)
MS	Wells Fargo & Co.	USD	6,478	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(975)	(13)	(988)
MS	Western Union Co.	USD	84,197	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(568)	(89)	(657)
MS	Williams Cos., Inc.	USD	23,400	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	(1,822)	(26)	(1,848)
MS	Williams Cos., Inc.	USD	21,559	5/17/2021	2.02%	0.35%	1M USD LIBOR	T/1M	(3,289)	(22)	(3,311)
MS	Zimmer Biomet Holdings, Inc.	USD	55,758	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	1,094	(58)	1,036
MS	Zoetis, Inc.	USD	113,542	5/17/2021	2.03%	0.35%	1M USD LIBOR	T/1M	13,031	63	13,094
Total									$60,321	$(1,213)	$59,108

Over-the-counter equity swaps - Short (c)

Counterparty	Reference Entity		Notional Amount	Maturity Date	Variable-rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
MS	2U, Inc.	USD	(28,467)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	$3,824	$21	$3,845
MS	ABIOMED, Inc.	USD	(54,769)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(2,409)	33	(2,376)
MS	Adient PLC	USD	(31,983)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(6,244)	16	(6,228)
MS	Advanced Micro Devices, Inc.	USD	(78,349)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(11,866)	42	(11,824)
MS	Adyen NV	EUR	(8,310)	5/17/2021	(0.86)%	(0.40)%	1M EURIBOR	1M/T	(2,050)	(4)	(2,054)
MS	Aerie Pharmaceuticals, Inc.	USD	(17,203)	5/17/2021	1.08%	(0.60)%	1M USD LIBOR	1M/T	(1,234)	9	(1,225)
MS	Albemarle Corp.	USD	(14,611)	5/17/2021	1.30%	(0.35)%	1M USD LIBOR	1M/T	(16)	1	(15)
MS	Alfresa Holdings Corp.	JPY	(668,100)	5/17/2021	(0.49)%	(0.40)%	1M JPY LIBOR	1M/T	849	(2)	847
MS	Alfresa Holdings Corp.	JPY	(890,800)	5/17/2021	(0.49)%	(0.40)%	1M JPY LIBOR	1M/T	420	(2)	418
MS	Alfresa Holdings Corp.	JPY	(890,800)	5/17/2021	(0.49)%	(0.40)%	1M JPY LIBOR	1M/T	236	(2)	234
MS	Alfresa Holdings Corp.	JPY	(668,100)	5/17/2021	(0.49)%	(0.40)%	1M JPY LIBOR	1M/T	188	(2)	186
MS	Alfresa Holdings Corp.	JPY	(222,700)	5/17/2021	(0.49)%	(0.40)%	1M JPY LIBOR	1M/T	60	(1)	59
MS	Allegheny Technologies, Inc.	USD	(11,678)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	3,943	10	3,953
MS	American Airlines Group, Inc.	USD	(41,146)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	2,700	28	2,728
MS	American Equity Investment Life Holding Co.	USD	(14,552)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	1,043	10	1,053
MS	American International Group, Inc.	USD	(48,049)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	3,721	32	3,753

See Notes to Schedule of Investments

Consolidated Schedule of Investments Multi-Style Premia Fund^

(Unaudited) (cont’d)

MS	American International Group, Inc.	USD	(14,575)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	262	9	271
MS	Ameris Bancorp	USD	(60,807)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	4,390	41	4,431
MS	Anaplan, Inc.	USD	(58,972)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(10,894)	30	(10,864)
MS	Antero Resources Corp.	USD	(3,428)	5/17/2021	1.27%	(0.41)%	1M USD LIBOR	1M/T	334	3	337
MS	Antofagasta PLC	GBP	(6,832)	5/17/2021	0.27%	(0.35)%	1M GBP LIBOR	1M/T	401	—	401
MS	Apache Corp	USD	(19,510)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(3,170)	(168)	(3,338)
MS	Apache Corp	USD	(11,470)	5/17/2021	1.31%	(0.35)%	1M USD LIBOR	1M/T	1,795	4	1,799
MS	Apache Corp	USD	(13,940)	5/17/2021	1.30%	(0.35)%	1M USD LIBOR	1M/T	652	1	653
MS	Aqua America, Inc.	USD	(34)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(5,600)	18	(5,582)
MS	ArcelorMittal	EUR	(41,684)	5/17/2021	(0.86)%	(0.40)%	1M EURIBOR	1M/T	4,523	(23)	4,500
MS	Archer-Daniels-Midland Co.	USD	(67,274)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(2,883)	40	(2,843)
MS	ASOS PLC	GBP	(28,640)	5/17/2021	0.32%	(0.35)%	1M GBP LIBOR	1M/T	577	(2)	575
MS	Avis Budget Group, Inc.	USD	(46,970)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(2,633)	28	(2,605)
MS	Avis Budget Group, Inc.	USD	(11,382)	5/17/2021	1.30%	(0.35)%	1M USD LIBOR	1M/T	331	1	332
MS	Axsome Therapeutics, Inc.	USD	(13,978)	5/17/2021	0.88%	(0.80)%	1M USD LIBOR	1M/T	1,918	6	1,924
MS	Banco BPM SpA	EUR	(37,529)	5/17/2021	(0.96)%	(0.50)%	1M EURIBOR	1M/T	4,157	(28)	4,129
MS	Bank of Kyoto Ltd.	JPY	(1,780,000)	5/17/2021	(0.60)%	(0.51)%	1M JPY LIBOR	1M/T	350	(4)	346
MS	Bank of Kyoto Ltd.	JPY	(890,000)	5/17/2021	(0.48)%	(0.40)%	1M JPY LIBOR	1M/T	236	(1)	235
MS	Bank of Kyoto Ltd.	JPY	(890,000)	5/17/2021	(0.48)%	(0.40)%	1M JPY LIBOR	1M/T	107	—	107
MS	Bank of New York Mellon Corp.	USD	(20,241)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	1,786	(127)	1,659
MS	Barclays PLC	GBP	(12,850)	5/17/2021	0.32%	(0.35)%	1M GBP LIBOR	1M/T	234	3	237
MS	Berkshire Hathaway, Inc. Class B	USD	(11,446)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(259)	7	(252)
MS	BlackRock, Inc.	USD	(3,164)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(214)	2	(212)
MS	Boeing Co.	USD	(3,501)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	326	3	329
MS	Boeing Co.	USD	(13,049)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	790	9	799
MS	Boeing Co.	USD	(7,002)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	418	4	422
MS	Boeing Co.	USD	(14,640)	5/17/2021	1.31%	(0.35)%	1M USD LIBOR	1M/T	(226)	5	(221)
MS	Boeing Co.	USD	(14,640)	5/17/2021	1.30%	(0.35)%	1M USD LIBOR	1M/T	(79)	1	(78)
MS	BOK Financial Corp.	USD	(56,019)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	1,586	36	1,622
MS	Boskalis Westminster	EUR	(11,728)	5/17/2021	(1.21)%	(0.75)%	1M EURIBOR	1M/T	(19)	(8)	(27)
MS	Boskalis Westminster	EUR	(14,332)	5/17/2021	(1.21)%	(0.75)%	1M EURIBOR	1M/T	52	(10)	42
MS	Boskalis Westminster	EUR	(8,637)	5/17/2021	(1.21)%	(0.75)%	1M EURIBOR	1M/T	49	(6)	43

See Notes to Schedule of Investments

Consolidated Schedule of Investments Multi-Style Premia Fund^

(Unaudited) (cont’d)

MS	Boskalis Westminster	EUR	(8,023)	5/17/2021	(1.21)%	(0.75)%	1M EURIBOR	1M/T	403	(5)	398
MS	Boskalis Westminster	EUR	(6,224)	5/17/2021	(0.86)%	(0.40)%	1M EURIBOR	1M/T	221	(1)	220
MS	Bunge Ltd.	USD	(8,861)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	143	5	148
MS	Bunge Ltd.	USD	(6,501)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	634	4	638
MS	Bunge Ltd.	USD	(12,950)	5/17/2021	1.32%	(0.35)%	1M USD LIBOR	1M/T	781	8	789
MS	Bunge Ltd.	USD	(6,973)	5/17/2021	1.31%	(0.35)%	1M USD LIBOR	1M/T	529	2	531
MS	Bunge Ltd.	USD	(14,838)	5/17/2021	1.30%	(0.35)%	1M USD LIBOR	1M/T	(234)	1	(233)
MS	Capita PLC	GBP	(25,622)	5/17/2021	0.32%	(0.35)%	1M GBP LIBOR	1M/T	3,112	5	3,117
MS	Capri Holdings Ltd.	USD	(8,958)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	2,189	7	2,196
MS	Capri Holdings Ltd.	USD	(1,438)	5/17/2021	1.30%	(0.35)%	1M USD LIBOR	1M/T	131	—	131
MS	Capri Holdings, Ltd.	USD	(3,206)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	683	3	686
MS	Capri Holdings, Ltd.	USD	(14,021)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	2,286	10	2,296
MS	Capri Holdings, Ltd.	USD	(11,894)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	3,142	9	3,151
MS	Capri Holdings, Ltd.	USD	(13,063)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	3,450	11	3,461
MS	Centennial Resource Development, Inc. Class A	USD	(15,798)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(532)	10	(522)
MS	Charles Schwab Corp.	USD	(73,199)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(2,199)	45	(2,154)
MS	Chart Industries, Inc.	USD	(39,924)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(5,733)	21	(5,712)
MS	Chart Industries, Inc.	USD	(12,412)	5/17/2021	1.32%	(0.35)%	1M USD LIBOR	1M/T	1,006	8	1,014
MS	Cheniere Energy, Inc.	USD	(55,686)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	1,187	36	1,223
MS	Chesapeake Energy Corp.	USD	(23,495)	5/17/2021	(0.27)%	(1.95)%	1M USD LIBOR	1M/T	6,048	(45)	6,003
MS	Cloudera, Inc.	USD	(61,359)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(8,466)	28	(8,438)
MS	Coca-Cola HBC AG	GBP	(6,965)	5/17/2021	0.27%	(0.35)%	1M GBP LIBOR	1M/T	25	—	25
MS	Conagra Brands, Inc.	USD	(51,520)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(6,055)	(304)	(6,359)
MS	Continental AG	EUR	(42,308)	5/17/2021	(0.86)%	(0.40)%	1M EURIBOR	1M/T	9,126	(24)	9,102
MS	ConvaTec Group PLC	GBP	(7,592)	5/17/2021	0.32%	(0.35)%	1M GBP LIBOR	1M/T	(940)	2	(938)
MS	Corteva, Inc.	USD	(63,508)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(7,552)	35	(7,517)
MS	Corteva, Inc.	USD	(10,411)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(1,540)	5	(1,535)
MS	Coty, Inc. Class A	USD	(47,688)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	9,112	36	9,148
MS	Coty, Inc. Class A	USD	(10,927)	5/17/2021	1.30%	(0.35)%	1M USD LIBOR	1M/T	249	1	250
MS	Coupa Software, Inc.	USD	(52,051)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(5,328)	29	(5,299)
MS	Coupa Software, Inc.	USD	(6,285)	5/17/2021	1.30%	(0.35)%	1M USD LIBOR	1M/T	164	—	164
MS	Cranswick PLC	GBP	(6,644)	5/17/2021	0.28%	(0.35)%	1M GBP LIBOR	1M/T	(308)	1	(307)
MS	Cree, Inc.	USD	(16,364)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(94)	10	(84)

See Notes to Schedule of Investments

Consolidated Schedule of Investments Multi-Style Premia Fund^

(Unaudited) (cont’d)

MS	Cree, Inc.	USD	(15,621)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	310	10	320
MS	Cree, Inc.	USD	(11,762)	5/17/2021	1.32%	(0.35)%	1M USD LIBOR	1M/T	1,113	7	1,120
MS	Cree, Inc.	USD	(9,391)	5/17/2021	1.31%	(0.35)%	1M USD LIBOR	1M/T	1,172	3	1,175
MS	CyberAgent, Inc.	JPY	(2,649,000)	5/17/2021	(0.49)%	(0.40)%	1M JPY LIBOR	1M/T	(4,733)	(4)	(4,737)
MS	CyberAgent, Inc.	JPY	(1,324,500)	5/17/2021	(0.49)%	(0.40)%	1M JPY LIBOR	1M/T	(1,694)	(3)	(1,697)
MS	CyrusOne, Inc.	USD	(62,736)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	4,487	42	4,529
MS	DCC PLC	GBP	(4,108)	5/17/2021	0.28%	(0.35)%	1M GBP LIBOR	1M/T	246	—	246
MS	Dechra Pharmaceuticals PLC	GBP	(9,897)	5/17/2021	0.32%	(0.35)%	1M GBP LIBOR	1M/T	(605)	2	(603)
MS	Dechra Pharmaceuticals PLC	GBP	(8,304)	5/17/2021	0.32%	(0.35)%	1M GBP LIBOR	1M/T	(329)	2	(327)
MS	Dechra Pharmaceuticals PLC	GBP	(6,740)	5/17/2021	0.32%	(0.35)%	1M GBP LIBOR	1M/T	364	2	366
MS	Dechra Pharmaceuticals PLC	GBP	(1,820)	5/17/2021	0.27%	(0.35)%	1M GBP LIBOR	1M/T	53	—	53
MS	Delivery Hero SE	EUR	(62,658)	5/17/2021	(0.86)%	(0.40)%	1M EURIBOR	1M/T	(25,863)	(20)	(25,883)
MS	Dentsu Group, Inc.	JPY	(732,000)	5/17/2021	(0.49)%	(0.40)%	1M JPY LIBOR	1M/T	812	(90)	722
MS	Dentsu Group, Inc.	JPY	(732,000)	5/17/2021	(0.48)%	(0.40)%	1M JPY LIBOR	1M/T	246	(1)	245
MS	Dentsu Group, Inc.	JPY	(732,000)	5/17/2021	(0.48)%	(0.40)%	1M JPY LIBOR	1M/T	(3)	1	(2)
MS	Deutsche Bank AG	EUR	(52,885)	5/17/2021	(0.86)%	(0.40)%	1M EURIBOR	1M/T	(11,788)	(21)	(11,809)
MS	Deutsche Bank AG	EUR	(18,937)	5/17/2021	(0.86)%	(0.40)%	1M EURIBOR	1M/T	(4,277)	(8)	(4,285)
MS	DexCom, Inc.	USD	(64,762)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(7,253)	18	(7,235)
MS	Diamondback Energy, Inc.	USD	(9,002)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	161	5	166
MS	Diamondback Energy, Inc.	USD	(13,690)	5/17/2021	1.30%	(0.35)%	1M USD LIBOR	1M/T	867	1	868
MS	Digital Realty Trust, Inc.	USD	(52,148)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(1,067)	32	(1,035)
MS	Digital Realty Trust, Inc.	USD	(14,021)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(558)	9	(549)
MS	DISH Network Corp. Class A	USD	(55,581)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	47	35	82
MS	DocuSign, Inc.	USD	(85,890)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(12,961)	46	(12,915)
MS	Dominion Energy, Inc.	USD	(69,543)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(2,568)	42	(2,526)
MS	DS Smith PLC	GBP	(27,621)	5/17/2021	0.32%	(0.35)%	1M GBP LIBOR	1M/T	4,510	6	4,516
MS	E*TRADE Financial Corp.	USD	(16,622)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	984	11	995
MS	East West Bancorp, Inc.	USD	(47,490)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(1,449)	(256)	(1,705)
MS	Edison International	USD	(14,545)	5/17/2021	1.30%	(0.35)%	1M USD LIBOR	1M/T	46	1	47
MS	Eisai Co. Ltd.	JPY	(3,331,600)	5/17/2021	(0.49)%	(0.40)%	1M JPY LIBOR	1M/T	(3,281)	(7)	(3,288)
MS	Elanco Animal Health, Inc.	USD	(17,737)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(3,076)	9	(3,067)
MS	Elanco Animal Health, Inc.	USD	(12,762)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(887)	7	(880)

See Notes to Schedule of Investments

Consolidated Schedule of Investments Multi-Style Premia Fund^

(Unaudited) (cont’d)

MS	Elastic NV	USD	(41,912)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	7,030	30	7,060
MS	Elastic NV	USD	(12,587)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	2,501	10	2,511
MS	Elastic NV	USD	(11,419)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(425)	7	(418)
MS	Electricite de France SA	EUR	(34,982)	5/17/2021	(0.86)%	(0.40)%	1M EURIBOR	1M/T	(6,274)	(14)	(6,288)
MS	Element Solutions, Inc.	USD	(79,923)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	2,667	52	2,719
MS	EQT Corp.	USD	(10,394)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	4,971	10	4,981
MS	EQT Corp.	USD	(9,928)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	6,176	10	6,186
MS	Eurofins Scientific SE	EUR	(45,684)	5/17/2021	(1.59)%	(1.13)%	1M EURIBOR	1M/T	(2,357)	(49)	(2,406)
MS	Evotec SE	EUR	(48,814)	5/17/2021	(3.84)%	(3.38)%	1M EURIBOR	1M/T	(12,742)	(50)	(12,792)
MS	Evotec SE	EUR	(19,886)	5/17/2021	(3.84)%	(3.38)%	1M EURIBOR	1M/T	(4,247)	(22)	(4,269)
MS	Expedia Group, Inc.	USD	(14,532)	5/17/2021	1.32%	(0.35)%	1M USD LIBOR	1M/T	262	9	271
MS	Expedia Group, Inc.	USD	(14,641)	5/17/2021	1.31%	(0.35)%	1M USD LIBOR	1M/T	231	5	236
MS	Expedia Group, Inc.	USD	(14,532)	5/17/2021	1.30%	(0.35)%	1M USD LIBOR	1M/T	88	1	89
MS	FedEx Corp.	USD	(53,228)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	4,753	37	4,790
MS	FedEx Corp.	USD	(5,207)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	445	4	449
MS	FedEx Corp.	USD	(4,484)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	218	3	221
MS	Fevertree Drinks PLC	GBP	(4,472)	5/17/2021	0.32%	(0.35)%	1M GBP LIBOR	1M/T	2,275	1	2,276
MS	Fevertree Drinks PLC	GBP	(4,541)	5/17/2021	0.32%	(0.35)%	1M GBP LIBOR	1M/T	3,362	2	3,364
MS	First Solar, Inc.	USD	(48,093)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	3,465	32	3,497
MS	First Solar, Inc.	USD	(11,651)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	678	8	686
MS	Freeport-McMoRan, Inc.	USD	(63,425)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(512)	(314)	(826)
MS	Fukuoka Financial Group, Inc.	JPY	(1,925,000)	5/17/2021	(0.48)%	(0.40)%	1M JPY LIBOR	1M/T	775	(3)	772
MS	Gardner Denver Holdings, Inc.	USD	(3,496)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(155)	2	(153)
MS	General Electric Co.	USD	(66,832)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(5,419)	38	(5,381)
MS	Glanbia PLC	EUR	(50,512)	5/17/2021	(0.81)%	(0.35)%	1M EURIBOR	1M/T	3,826	(25)	3,801
MS	Glanbia PLC	EUR	(4,423)	5/17/2021	(0.81)%	(0.35)%	1M EURIBOR	1M/T	(40)	(2)	(42)
MS	Glaukos Corp.	USD	(41,625)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	3,879	29	3,908
MS	Glaukos Corp.	USD	(14,794)	5/17/2021	1.31%	(0.35)%	1M USD LIBOR	1M/T	438	5	443
MS	Glencore PLC	GBP	(6,989)	5/17/2021	0.27%	(0.35)%	1M GBP LIBOR	1M/T	206	—	206
MS	GMO Payment Gateway, Inc.	JPY	(711,000)	5/17/2021	(0.84)%	(0.75)%	1M JPY LIBOR	1M/T	18	(2)	16
MS	GMO Payment Gateway, Inc.	JPY	(711,000)	5/17/2021	(0.71)%	(0.63)%	1M JPY LIBOR	1M/T	412	(3)	409
MS	GMO Payment Gateway, Inc.	JPY	(711,000)	5/17/2021	(0.71)%	(0.63)%	1M JPY LIBOR	1M/T	661	(1)	660
MS	GMO Payment Gateway, Inc.	JPY	(711,000)	5/17/2021	(0.48)%	(0.40)%	1M JPY LIBOR	1M/T	172	3	175
MS	Goodyear Tire & Rubber Co.	USD	(13,918)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	3,212	(159)	3,053

See Notes to Schedule of Investments

Consolidated Schedule of Investments Multi-Style Premia Fund^

(Unaudited) (cont’d)

MS	Goodyear Tire & Rubber Co.	USD	(10,412)	5/17/2021	1.31%	(0.35)%	1M USD LIBOR	1M/T	1,169	(123)	1,046
MS	Goodyear Tire & Rubber Co.	USD	(13,800)	5/17/2021	1.30%	(0.35)%	1M USD LIBOR	1M/T	697	(167)	530
MS	Guardant Health, Inc.	USD	(15,360)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	467	10	477
MS	Guardant Health, Inc.	USD	(5,247)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	150	4	154
MS	Guardant Health, Inc.	USD	(16,881)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(188)	11	(177)
MS	Guardant Health, Inc.	USD	(15,512)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(552)	9	(543)
MS	Guardant Health, Inc.	USD	(10,874)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	495	7	502
MS	GVC Holdings PLC	GBP	(24,869)	5/17/2021	0.32%	(0.35)%	1M GBP LIBOR	1M/T	(1,480)	4	(1,476)
MS	GVC Holdings PLC	GBP	(1,254)	5/17/2021	0.32%	(0.35)%	1M GBP LIBOR	1M/T	80	—	80
MS	Hain Celestial Group, Inc.	USD	(63,115)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	1,306	40	1,346
MS	Halliburton Co.	USD	(14,547)	5/17/2021	1.30%	(0.35)%	1M USD LIBOR	1M/T	176	1	177
MS	Harmonic Drive Systems, Inc.	JPY	(998,000)	5/17/2021	(9.21)%	(9.13)%	1M JPY LIBOR	1M/T	(68)	(71)	(139)
MS	HelloFresh SE	EUR	(13,502)	5/17/2021	(1.96)%	(1.50)%	1M EURIBOR	1M/T	(1,120)	(13)	(1,133)
MS	HelloFresh SE	EUR	(8,901)	5/17/2021	(0.87)%	(0.40)%	1M EURIBOR	1M/T	729	(3)	726
MS	Hitachi Metals Ltd.	JPY	(2,723,200)	5/17/2021	(0.49)%	(0.40)%	1M JPY LIBOR	1M/T	(3,883)	(5)	(3,888)
MS	Howard Hughes Corp.	USD	(47,820)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(5,548)	27	(5,521)
MS	Idemitsu Kosan Co. Ltd.	JPY	(829,500)	5/17/2021	(0.49)%	(0.40)%	1M JPY LIBOR	1M/T	569	(2)	567
MS	Idemitsu Kosan Co. Ltd.	JPY	(829,500)	5/17/2021	(0.49)%	(0.40)%	1M JPY LIBOR	1M/T	527	(2)	525
MS	Idemitsu Kosan Co. Ltd.	JPY	(553,000)	5/17/2021	(0.49)%	(0.40)%	1M JPY LIBOR	1M/T	431	(1)	430
MS	Idemitsu Kosan Co. Ltd.	JPY	(829,500)	5/17/2021	(0.49)%	(0.40)%	1M JPY LIBOR	1M/T	785	(2)	783
MS	Idemitsu Kosan Co. Ltd.	JPY	(276,500)	5/17/2021	(0.48)%	(0.40)%	1M JPY LIBOR	1M/T	169	—	169
MS	ILIAD SA	EUR	(2,849)	5/17/2021	(0.49)%	(0.03)%	1M EURIBOR	1M/T	(113)	(6)	(119)
MS	Indivior PLC	GBP	(6,502)	5/17/2021	0.32%	(0.35)%	1M GBP LIBOR	1M/T	(72)	1	(71)
MS	Infineon Technologies AG	EUR	(62,741)	5/17/2021	(0.86)%	(0.40)%	1M EURIBOR	1M/T	(435)	(31)	(466)
MS	Iridium Communications, Inc.	USD	(37,737)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(516)	23	(493)
MS	Iridium Communications, Inc.	USD	(17,246)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	333	11	344
MS	Iron Mountain, Inc.	USD	(15,615)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	1,087	11	1,098
MS	Isetan Mitsukoshi Holdings Ltd.	JPY	(3,099,600)	5/17/2021	(0.49)%	(0.40)%	1M JPY LIBOR	1M/T	5,015	(9)	5,006
MS	J Sainsbury PLC	GBP	(22,645)	5/17/2021	0.32%	(0.35)%	1M GBP LIBOR	1M/T	1,062	4	1,066
MS	J Sainsbury PLC	GBP	(5,060)	5/17/2021	0.32%	(0.35)%	1M GBP LIBOR	1M/T	511	1	512
MS	Japan Post Insurance Co Ltd.	JPY	(370,600)	5/17/2021	(0.48)%	(0.40)%	1M JPY LIBOR	1M/T	59	—	59

See Notes to Schedule of Investments

Consolidated Schedule of Investments Multi-Style Premia Fund^

(Unaudited) (cont’d)

MS	JCR Pharmaceuticals Co Ltd.	JPY	(949,000)	5/17/2021	(0.49)%	(0.40)%	1M JPY LIBOR	1M/T	(14)	(4)	(18)
MS	JCR Pharmaceuticals Co Ltd.	JPY	(949,000)	5/17/2021	(0.49)%	(0.40)%	1M JPY LIBOR	1M/T	(309)	(2)	(311)
MS	JCR Pharmaceuticals Co Ltd.	JPY	(949,000)	5/17/2021	(0.49)%	(0.40)%	1M JPY LIBOR	1M/T	(152)	(2)	(154)
MS	JCR Pharmaceuticals Co Ltd.	JPY	(949,000)	5/17/2021	(0.48)%	(0.40)%	1M JPY LIBOR	1M/T	69	—	69
MS	Jefferies Financial Group, Inc.	USD	(51,179)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(4,279)	29	(4,250)
MS	JGC Holdings Corp.	JPY	(3,353,700)	5/17/2021	(0.49)%	(0.40)%	1M JPY LIBOR	1M/T	1,976	(8)	1,968
MS	John Wood Group PLC	GBP	(29,419)	5/17/2021	0.32%	(0.35)%	1M GBP LIBOR	1M/T	(1,896)	5	(1,891)
MS	John Wood Group PLC	GBP	(4,226)	5/17/2021	0.32%	(0.35)%	1M GBP LIBOR	1M/T	(717)	1	(716)
MS	Johnson Matthey PLC	GBP	(26,884)	5/17/2021	0.32%	(0.35)%	1M GBP LIBOR	1M/T	7,619	(327)	7,292
MS	Jones Lang LaSalle, Inc.	USD	(50,267)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(1,401)	30	(1,371)
MS	K&S AG	EUR	(9,874)	5/17/2021	(1.34)%	(0.88)%	1M EURIBOR	1M/T	2,480	(2)	2,478
MS	KAZ Minerals PLC	GBP	(24,530)	5/17/2021	0.32%	(0.35)%	1M GBP LIBOR	1M/T	3,738	5	3,743
MS	KAZ Minerals PLC	GBP	(1,046)	5/17/2021	0.27%	(0.35)%	1M GBP LIBOR	1M/T	41	—	41
MS	Keurig Dr Pepper, Inc.	USD	(15,577)	5/17/2021	1.31%	(0.35)%	1M USD LIBOR	1M/T	(784)	5	(779)
MS	Koninklijke Vopak NV	EUR	(13,014)	5/17/2021	(0.86)%	(0.40)%	1M EURIBOR	1M/T	(150)	—	(150)
MS	Kraft Heinz Co.	USD	(25,141)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	1,559	17	1,576
MS	Kraft Heinz Co.	USD	(14,279)	5/17/2021	1.31%	(0.35)%	1M USD LIBOR	1M/T	882	5	887
MS	Kraft Heinz Co.	USD	(4,205)	5/17/2021	1.30%	(0.35)%	1M USD LIBOR	1M/T	133	1	134
MS	Kratos Defense & Security Solutions, Inc.	USD	(10,839)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	745	7	752
MS	L Brands, Inc.	USD	(15,193)	5/17/2021	1.30%	(0.35)%	1M USD LIBOR	1M/T	(1,710)	1	(1,709)
MS	LendingTree, Inc.	USD	(36,722)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	6,660	27	6,687
MS	Liberty Broadband Corp.	USD	(37,619)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(4,317)	20	(4,297)
MS	LINE Corp.	JPY	(4,824,000)	5/17/2021	(1.34)%	(1.25)%	1M JPY LIBOR	1M/T	(1,747)	(61)	(1,808)
MS	Macy's, Inc.	USD	(54,421)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	3,175	36	3,211
MS	Macy's, Inc.	USD	(9,044)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	138	5	143
MS	Madison Square Garden Co. Class A	USD	(17,771)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(1,214)	11	(1,203)
MS	Madison Square Garden Co. Class A	USD	(14,217)	5/17/2021	1.30%	(0.35)%	1M USD LIBOR	1M/T	68	1	69
MS	Markel Corp.	USD	(15,249)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(611)	9	(602)
MS	Matador Resources Co.	USD	(30,616)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(792)	19	(773)
MS	Mattel, Inc.	USD	(26,041)	5/17/2021	0.88%	(0.80)%	1M USD LIBOR	1M/T	(5,161)	9	(5,152)

See Notes to Schedule of Investments

Consolidated Schedule of Investments Multi-Style Premia Fund^

(Unaudited) (cont’d)

MS	Mediclinic International PLC	GBP	(14,189)	5/17/2021	0.32%	(0.35)%	1M GBP LIBOR	1M/T	1,378	3	1,381
MS	Mediclinic International PLC	GBP	(5,174)	5/17/2021	0.32%	(0.35)%	1M GBP LIBOR	1M/T	314	1	315
MS	Melrose Industries PLC	GBP	(36,696)	5/17/2021	0.32%	(0.35)%	1M GBP LIBOR	1M/T	(2,240)	7	(2,233)
MS	Mercari, Inc.	JPY	(2,692,200)	5/17/2021	(3.22)%	(3.13)%	1M JPY LIBOR	1M/T	4,195	(57)	4,138
MS	Mercari, Inc.	JPY	(384,600)	5/17/2021	(2.84)%	(2.75)%	1M JPY LIBOR	1M/T	590	(5)	585
MS	Mercari, Inc.	JPY	(192,300)	5/17/2021	(2.83)%	(2.75)%	1M JPY LIBOR	1M/T	108	(2)	106
MS	Mercari, Inc.	JPY	(192,300)	5/17/2021	(4.08)%	(4.00)%	1M JPY LIBOR	1M/T	(45)	(1)	(46)
MS	Metro Bank PLC	GBP	(3,756)	5/17/2021	(20.45)%	(21.13)%	1M GBP LIBOR	1M/T	(414)	(51)	(465)
MS	Metrovacesa SA	EUR	(2,869)	5/17/2021	(0.96)%	(0.50)%	1M EURIBOR	1M/T	(438)	(1)	(439)
MS	MGM Resorts International	USD	(49,323)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	748	31	779
MS	MGM Resorts International	USD	(6,398)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	454	4	458
MS	MGM Resorts International	USD	(4,162)	5/17/2021	1.30%	(0.35)%	1M USD LIBOR	1M/T	(13)	1	(12)
MS	Micro Focus International PLC	GBP	(6,930)	5/17/2021	0.32%	(0.35)%	1M GBP LIBOR	1M/T	644	2	646
MS	Micro Focus International PLC	GBP	(6,695)	5/17/2021	0.32%	(0.35)%	1M GBP LIBOR	1M/T	381	2	383
MS	Micro Focus International PLC	GBP	(5,331)	5/17/2021	0.33%	(0.35)%	1M GBP LIBOR	1M/T	645	1	646
MS	Micro Focus International PLC	GBP	(5,946)	5/17/2021	0.28%	(0.35)%	1M GBP LIBOR	1M/T	552	1	553
MS	Micron Technology, Inc.	USD	(8,229)	5/17/2021	1.30%	(0.35)%	1M USD LIBOR	1M/T	523	—	523
MS	MISUMI Group, Inc.	JPY	(2,771,000)	5/17/2021	(0.49)%	(0.40)%	1M JPY LIBOR	1M/T	359	(7)	352
MS	Mitsubishi Motors Corp.	JPY	(784,700)	5/17/2021	(0.48)%	(0.40)%	1M JPY LIBOR	1M/T	382	(1)	381
MS	Mitsui OSK Lines Ltd.	JPY	(268,900)	5/17/2021	(0.49)%	(0.40)%	1M JPY LIBOR	1M/T	310	(1)	309
MS	MongoDB, Inc.	USD	(66,220)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(10,833)	29	(10,804)
MS	MongoDB, Inc.	USD	(10,162)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(1,317)	5	(1,312)
MS	MongoDB, Inc.	USD	(4,426)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(852)	2	(850)
MS	Moody's Corp.	USD	(55,467)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(7,647)	29	(7,618)
MS	Mosaic Co.	USD	(40,116)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(1,798)	24	(1,774)
MS	Mosaic Co.	USD	(13,888)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(768)	8	(760)
MS	Mosaic Co.	USD	(13,293)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(949)	8	(941)
MS	MyoKardia, Inc.	USD	(81,228)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(16,737)	40	(16,697)
MS	National Oilwell Varco, Inc.	USD	(15,087)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	740	10	750
MS	National Oilwell Varco, Inc.	USD	(15,725)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	377	10	387
MS	National Oilwell Varco, Inc.	USD	(14,303)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	1,946	10	1,956

See Notes to Schedule of Investments

Consolidated Schedule of Investments Multi-Style Premia Fund^

(Unaudited) (cont’d)

MS	National Oilwell Varco, Inc.	USD	(10,779)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	1,628	8	1,636
MS	National Oilwell Varco, Inc.	USD	(1,834)	5/17/2021	1.30%	(0.35)%	1M USD LIBOR	1M/T	45	—	45
MS	Nektar Therapeutics	USD	(61,003)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(5,764)	35	(5,729)
MS	Netflix, Inc.	USD	(64,187)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(7,907)	35	(7,872)
MS	Netflix, Inc.	USD	(8,282)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(1,247)	4	(1,243)
MS	New Relic, Inc.	USD	(16,635)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	275	11	286
MS	New Residential Investment Corp.	USD	(2,729)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(228)	2	(226)
MS	NMC Health PLC	GBP	(8,902)	5/17/2021	(1.45)%	(2.13)%	1M GBP LIBOR	1M/T	11,008	(1)	11,007
MS	NMC Health PLC	GBP	(6,848)	5/17/2021	(1.45)%	(2.13)%	1M GBP LIBOR	1M/T	3,400	(8)	3,392
MS	Nutanix, Inc. Class A	USD	(77,408)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(9,033)	43	(8,990)
MS	Oasis Petroleum, Inc.	USD	(15,480)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	2,546	12	2,558
MS	Ocado Group PLC	GBP	(30,575)	5/17/2021	0.32%	(0.35)%	1M GBP LIBOR	1M/T	(1,959)	5	(1,954)
MS	Okta, Inc.	USD	(65,562)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(3,530)	39	(3,491)
MS	OSRAM Licht AG	EUR	(14,887)	5/17/2021	(8.21)%	(7.75)%	1M EURIBOR	1M/T	(1,877)	(66)	(1,943)
MS	OSRAM Licht AG	EUR	(41,799)	5/17/2021	(6.96)%	(6.50)%	1M EURIBOR	1M/T	(725)	(176)	(901)
MS	Pebblebrook Hotel Trust	USD	(13,924)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	1,087	9	1,096
MS	Performance Food Group Co.	USD	(13,569)	5/17/2021	1.30%	(0.35)%	1M USD LIBOR	1M/T	158	1	159
MS	PG&E Corp.	USD	(28,504)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(15,216)	8	(15,208)
MS	Pilgrim's Pride Corp	USD	(61,843)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	14,413	47	14,460
MS	Pluralsight, Inc. Class A	USD	(26,118)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(2,572)	15	(2,557)
MS	Post Holdings, Inc.	USD	(14,954)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	214	10	224
MS	Post Holdings, Inc.	USD	(14,431)	5/17/2021	1.30%	(0.35)%	1M USD LIBOR	1M/T	199	1	200
MS	Prosus NV	EUR	(12,655)	5/17/2021	(0.86)%	(0.40)%	1M EURIBOR	1M/T	(93)	(5)	(98)
MS	Prysmian SpA	EUR	(42,027)	5/17/2021	(0.96)%	(0.50)%	1M EURIBOR	1M/T	(755)	(23)	(778)
MS	Public Service Enterprise Group, Inc.	USD	(10,715)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	326	7	333
MS	Pure Storage, Inc. Class A	USD	(58,598)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	8,825	42	8,867
MS	PVH Corp.	USD	(56,225)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	8,155	40	8,195
MS	QIAGEN NV	EUR	(26,812)	5/17/2021	(0.86)%	(0.40)%	1M EURIBOR	1M/T	6,639	(15)	6,624
MS	QIAGEN NV	EUR	(4,735)	5/17/2021	(0.86)%	(0.40)%	1M EURIBOR	1M/T	1,269	(3)	1,266
MS	Qurate Retail, Inc.	USD	(14,399)	5/17/2021	1.32%	(0.35)%	1M USD LIBOR	1M/T	428	9	437
MS	Qurate Retail, Inc.	USD	(14,117)	5/17/2021	1.31%	(0.35)%	1M USD LIBOR	1M/T	1,082	5	1,087
MS	Reata Pharmaceuticals, Inc. Class A	USD	(89,923)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(4,251)	54	(4,197)

See Notes to Schedule of Investments

Consolidated Schedule of Investments Multi-Style Premia Fund^

(Unaudited) (cont’d)

MS	Relo Group, Inc.	JPY	(3,247,200)	5/17/2021	(0.49)%	(0.40)%	1M JPY LIBOR	1M/T	(1,381)	(7)	(1,388)
MS	Renesas Electronics Corp.	JPY	(4,123,800)	5/17/2021	(0.49)%	(0.40)%	1M JPY LIBOR	1M/T	2,354	(10)	2,344
MS	Renishaw PLC	GBP	(6,839)	5/17/2021	0.27%	(0.35)%	1M GBP LIBOR	1M/T	376	—	376
MS	Roku, Inc.	USD	(13,425)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	2,628	10	2,638
MS	Roku, Inc.	USD	(13,788)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	2,187	10	2,197
MS	Roku, Inc.	USD	(5,685)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	608	3	611
MS	Roku, Inc.	USD	(14,030)	5/17/2021	1.30%	(0.35)%	1M USD LIBOR	1M/T	1,004	1	1,005
MS	Rolls-Royce Holdings PLC	GBP	(28,421)	5/17/2021	0.32%	(0.35)%	1M GBP LIBOR	1M/T	3,277	6	3,283
MS	Royal Bank of Scotland Group PLC	GBP	(6,545)	5/17/2021	0.28%	(0.35)%	1M GBP LIBOR	1M/T	170	1	171
MS	Royal Bank of Scotland Group PLC	GBP	(6,988)	5/17/2021	0.27%	(0.35)%	1M GBP LIBOR	1M/T	(21)	—	(21)
MS	Ryohin Keikaku Co. Ltd.	JPY	(736,800)	5/17/2021	(0.49)%	(0.40)%	1M JPY LIBOR	1M/T	2,203	(2)	2,201
MS	Saipem SpA	EUR	(48,477)	5/17/2021	(0.96)%	(0.50)%	1M EURIBOR	1M/T	7,681	(31)	7,650
MS	salesforce.com, Inc.	USD	(4,558)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(488)	(13)	(501)
MS	salesforce.com, Inc.	USD	(5,105)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(726)	3	(723)
MS	SBI Holdings. Inc.	JPY	(1,031,200)	5/17/2021	(0.48)%	(0.40)%	1M JPY LIBOR	1M/T	(481)	(1)	(482)
MS	SBI Holdings. Inc.	JPY	(773,400)	5/17/2021	(0.48)%	(0.40)%	1M JPY LIBOR	1M/T	(504)	—	(504)
MS	SBM Offshore NV	EUR	(10,610)	5/17/2021	(0.86)%	(0.40)%	1M EURIBOR	1M/T	403	—	403
MS	SCREEN Holdings Co., Ltd.	JPY	(2,352,000)	5/17/2021	(0.49)%	(0.40)%	1M JPY LIBOR	1M/T	6,495	(7)	6,488
MS	SCREEN Holdings Co., Ltd.	JPY	(588,000)	5/17/2021	(0.49)%	(0.40)%	1M JPY LIBOR	1M/T	1,417	(2)	1,415
MS	Sempra Energy	USD	(24,578)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(1,990)	14	(1,976)
MS	Sharp Corp.	JPY	(3,805,000)	5/17/2021	(0.96)%	(0.88)%	1M JPY LIBOR	1M/T	3,989	(20)	3,969
MS	Siemens Gamesa Renewable Energy SA	EUR	(55,387)	5/17/2021	(0.96)%	(0.50)%	1M EURIBOR	1M/T	(4,518)	(28)	(4,546)
MS	Siemens Gamesa Renewable Energy SA	EUR	(6,353)	5/17/2021	(0.96)%	(0.50)%	1M EURIBOR	1M/T	(174)	(3)	(177)
MS	SiteOne Landscape Supply, Inc.	USD	(59,861)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(3,327)	36	(3,291)
MS	Sixt SE	EUR	(1,823)	5/17/2021	(3.34)%	(2.88)%	1M EURIBOR	1M/T	(10)	(4)	(14)
MS	Sixt SE	EUR	(12,214)	5/17/2021	(3.09)%	(2.63)%	1M EURIBOR	1M/T	461	(20)	441
MS	Sixt SE	EUR	(11,758)	5/17/2021	(3.09)%	(2.63)%	1M EURIBOR	1M/T	629	(10)	619
MS	Sixt SE	EUR	(12,943)	5/17/2021	(3.08)%	(2.63)%	1M EURIBOR	1M/T	331	(2)	329
MS	SoftBank Group Corp.	JPY	(3,166,800)	5/17/2021	(0.49)%	(0.40)%	1M JPY LIBOR	1M/T	(1,253)	(7)	(1,260)

See Notes to Schedule of Investments

Consolidated Schedule of Investments Multi-Style Premia Fund^

(Unaudited) (cont’d)

MS	SOITEC	EUR	(35,718)	5/17/2021	(0.86)%	(0.40)%	1M EURIBOR	1M/T	13,502	(23)	13,479
MS	SOITEC	EUR	(15,039)	5/17/2021	(0.86)%	(0.40)%	1M EURIBOR	1M/T	1,044	(8)	1,036
MS	Southern Co.	USD	(38,157)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(4,291)	21	(4,270)
MS	Spectrum Brands Holdings, Inc.	USD	(2,334)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	30	2	32
MS	Spirit Airlines, Inc.	USD	(16,305)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(1,254)	9	(1,245)
MS	Splunk, Inc.	USD	(67,228)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(14,057)	33	(14,024)
MS	Spotify Technology SA	USD	(59,629)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(437)	37	(400)
MS	Sprint Corp.	USD	(45,614)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	15,555	38	15,593
MS	Square Enix Holdings Co. Ltd.	JPY	(2,152,000)	5/17/2021	(0.49)%	(0.40)%	1M JPY LIBOR	1M/T	(1,071)	(6)	(1,077)
MS	St James's Place PLC	GBP	(15,707)	5/17/2021	0.32%	(0.35)%	1M GBP LIBOR	1M/T	(1,375)	3	(1,372)
MS	Stamps.com, Inc.	USD	(13,036)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	2,377	10	2,387
MS	Standard Chartered PLC	GBP	(15,939)	5/17/2021	0.32%	(0.35)%	1M GBP LIBOR	1M/T	2,218	3	2,221
MS	Standard Chartered PLC	GBP	(3,048)	5/17/2021	0.33%	(0.35)%	1M GBP LIBOR	1M/T	543	1	544
MS	State Street Corp.	USD	(53,319)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(1,570)	32	(1,538)
MS	State Street Corp.	USD	(8,319)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	241	5	246
MS	Suedzucker AG	EUR	(49,645)	5/17/2021	(4.46)%	(4.00)%	1M EURIBOR	1M/T	(9,511)	(105)	(9,616)
MS	Suedzucker AG	EUR	(9,581)	5/17/2021	(4.46)%	(4.00)%	1M EURIBOR	1M/T	(1,228)	(22)	(1,250)
MS	Sunrun, Inc.	USD	(12,074)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(1,836)	6	(1,830)
MS	Suzuken Co, Ltd.	JPY	(847,000)	5/17/2021	(0.49)%	(0.40)%	1M JPY LIBOR	1M/T	356	(2)	354
MS	Suzuken Co, Ltd.	JPY	(423,500)	5/17/2021	(0.49)%	(0.40)%	1M JPY LIBOR	1M/T	196	(1)	195
MS	Suzuken Co, Ltd.	JPY	(423,500)	5/17/2021	(0.48)%	(0.40)%	1M JPY LIBOR	1M/T	113	(1)	112
MS	SVB Financial Group	USD	(65,610)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(3,042)	39	(3,003)
MS	Taisho Pharmaceutical Holdings Co. Ltd.	JPY	(2,346,000)	5/17/2021	(0.49)%	(0.40)%	1M JPY LIBOR	1M/T	(111)	(6)	(117)
MS	Taisho Pharmaceutical Holdings Co. Ltd.	JPY	(782,000)	5/17/2021	(0.49)%	(0.40)%	1M JPY LIBOR	1M/T	153	(2)	151
MS	Takeaway.com NV	EUR	(50,549)	5/17/2021	(1.34)%	(0.88)%	1M EURIBOR	1M/T	(4,149)	(36)	(4,185)
MS	Tandem Diabetes Care Inc	USD	(19,999)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(3,536)	11	(3,525)
MS	Tandem Diabetes Care, Inc.	USD	(19,694)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(4,041)	10	(4,031)
MS	Tapestry, Inc.	USD	(4,974)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	226	(11)	215
MS	Technicolor SA	EUR	(2,236)	5/17/2021	(2.59)%	(2.13)%	1M EURIBOR	1M/T	693	(3)	690
MS	Teladoc Health, Inc.	USD	(28,174)	5/17/2021	0.93%	(0.75)%	1M USD LIBOR	1M/T	(6,526)	10	(6,516)

See Notes to Schedule of Investments

Consolidated Schedule of Investments Multi-Style Premia Fund^

(Unaudited) (cont’d)

MS	Tenable Holding, Inc.	USD	(15,751)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	135	10	145
MS	Tenaris SA	EUR	(12,378)	5/17/2021	(0.96)%	(0.50)%	1M EURIBOR	1M/T	1,194	(7)	1,187
MS	Tenaris SA	EUR	(11,539)	5/17/2021	(0.96)%	(0.50)%	1M EURIBOR	1M/T	747	—	747
MS	Tesco PLC	GBP	(30,142)	5/17/2021	0.32%	(0.35)%	1M GBP LIBOR	1M/T	(1,866)	5	(1,861)
MS	Tesla, Inc.	USD	(100,838)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(46,588)	21	(46,567)
MS	Texas Capital Bancshares, Inc.	USD	(58,587)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	2,518	38	2,556
MS	thyssenkrupp AG	EUR	(44,560)	5/17/2021	(1.71)%	(1.25)%	1M EURIBOR	1M/T	8,423	(51)	8,372
MS	thyssenkrupp AG	EUR	(11,087)	5/17/2021	(1.71)%	(1.25)%	1M EURIBOR	1M/T	(45)	(11)	(56)
MS	Tiffany & Co.	USD	(22,515)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(1,585)	13	(1,572)
MS	Tokyo Broadcasting System Holdings, Inc.	JPY	(957,500)	5/17/2021	(0.49)%	(0.40)%	1M JPY LIBOR	1M/T	(904)	(2)	(906)
MS	Tokyu Fudosan Holdings Corp.	JPY	(3,181,600)	5/17/2021	(0.49)%	(0.40)%	1M JPY LIBOR	1M/T	(2,989)	(7)	(2,996)
MS	Transocean Ltd	USD	(56,220)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	3,208	38	3,246
MS	TreeHouse Foods, Inc.	USD	(8,697)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	946	6	952
MS	TreeHouse Foods, Inc.	USD	(14,406)	5/17/2021	1.31%	(0.35)%	1M USD LIBOR	1M/T	744	5	749
MS	TreeHouse Foods, Inc.	USD	(14,450)	5/17/2021	1.30%	(0.35)%	1M USD LIBOR	1M/T	163	1	164
MS	TUI AG	GBP	(5,776)	5/17/2021	0.32%	(0.35)%	1M GBP LIBOR	1M/T	2,686	2	2,688
MS	TUI AG	GBP	(5,441)	5/17/2021	0.32%	(0.35)%	1M GBP LIBOR	1M/T	1,779	2	1,781
MS	TUI AG	GBP	(2,670)	5/17/2021	0.33%	(0.35)%	1M GBP LIBOR	1M/T	629	1	630
MS	TUI AG	GBP	(5,986)	5/17/2021	0.28%	(0.35)%	1M GBP LIBOR	1M/T	590	1	591
MS	Tullow Oil PLC	GBP	(4,297)	5/17/2021	0.32%	(0.35)%	1M GBP LIBOR	1M/T	10,341	3	10,344
MS	Tullow Oil PLC	GBP	(2,726)	5/17/2021	0.32%	(0.35)%	1M GBP LIBOR	1M/T	6,424	2	6,426
MS	Twilio, Inc. Class A	USD	(65,527)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(11,950)	33	(11,917)
MS	Twilio, Inc. Class A	USD	(9,947)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(1,741)	5	(1,736)
MS	Twilio, Inc. Class A	USD	(6,217)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(1,253)	3	(1,250)
MS	Twitter, Inc.	USD	(51,513)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(4,740)	30	(4,710)
MS	Twitter, Inc.	USD	(17,409)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(1,349)	10	(1,339)
MS	Ubisoft Entertainment SA	EUR	(16,336)	5/17/2021	(0.86)%	(0.40)%	1M EURIBOR	1M/T	(4,864)	(5)	(4,869)
MS	Ubisoft Entertainment SA	EUR	(6,864)	5/17/2021	(0.86)%	(0.40)%	1M EURIBOR	1M/T	(1,541)	(3)	(1,544)
MS	Ubisoft Entertainment SA	EUR	(15,856)	5/17/2021	(0.86)%	(0.40)%	1M EURIBOR	1M/T	(3,023)	(7)	(3,030)
MS	Umicore SA	EUR	(33,214)	5/17/2021	(0.96)%	(0.50)%	1M EURIBOR	1M/T	(1,506)	(17)	(1,523)
MS	Under Armour, Inc. Class A	USD	(16,548)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(776)	10	(766)

See Notes to Schedule of Investments

Consolidated Schedule of Investments Multi-Style Premia Fund^

(Unaudited) (cont’d)

MS	Under Armour, Inc. Class A	USD	(16,144)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	299	11	310
MS	Under Armour, Inc. Class A	USD	(14,772)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	998	10	1,008
MS	Under Armour, Inc. Class A	USD	(9,182)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	643	6	649
MS	Uniti Group, Inc.	USD	(8,419)	5/17/2021	0.88%	(0.80)%	1M USD LIBOR	1M/T	532	5	537
MS	Univar Solutions, Inc.	USD	(17,068)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	1,284	12	1,296
MS	Universal Entertainment Corp.	JPY	(646,000)	5/17/2021	(2.21)%	(2.13)%	1M JPY LIBOR	1M/T	1,374	(8)	1,366
MS	Urban Outfitters, Inc.	USD	(9,037)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	1,610	6	1,616
MS	Virgin Money UK PLC	GBP	(21,873)	5/17/2021	0.32%	(0.35)%	1M GBP LIBOR	1M/T	(4,134)	3	(4,131)
MS	Virgin Money UK PLC	GBP	(6,555)	5/17/2021	0.32%	(0.35)%	1M GBP LIBOR	1M/T	(1,148)	1	(1,147)
MS	Weir Group PLC	GBP	(15,030)	5/17/2021	0.32%	(0.35)%	1M GBP LIBOR	1M/T	838	3	841
MS	Weir Group PLC	GBP	(7,589)	5/17/2021	0.32%	(0.35)%	1M GBP LIBOR	1M/T	266	2	268
MS	Weir Group PLC	GBP	(2,804)	5/17/2021	0.32%	(0.35)%	1M GBP LIBOR	1M/T	568	1	569
MS	Weir Group PLC	GBP	(1,591)	5/17/2021	0.27%	(0.35)%	1M GBP LIBOR	1M/T	39	—	39
MS	Welbilt, Inc.	USD	(12,555)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	2,056	9	2,065
MS	Westinghouse Air Brake Technologies Corp.	USD	(11,301)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	767	7	774
MS	Wm Morrison Supermarkets PLC	GBP	(4,081)	5/17/2021	0.32%	(0.35)%	1M GBP LIBOR	1M/T	509	1	510
MS	Wm Morrison Supermarkets PLC	GBP	(4,623)	5/17/2021	0.28%	(0.35)%	1M GBP LIBOR	1M/T	94	1	95
MS	Wm Morrison Supermarkets PLC	GBP	(6,954)	5/17/2021	0.27%	(0.35)%	1M GBP LIBOR	1M/T	106	—	106
MS	Workday, Inc. Class A	USD	(25,664)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(2,867)	(2)	(2,869)
MS	Workday, Inc. Class A	USD	(21,971)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(1,325)	12	(1,313)
MS	Workday, Inc. Class A	USD	(5,170)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(600)	3	(597)
MS	Workday, Inc. Class A	USD	(5,908)	5/17/2021	1.30%	(0.35)%	1M USD LIBOR	1M/T	65	1	66
MS	Worldline SA	EUR	(18,551)	5/17/2021	(0.86)%	(0.40)%	1M EURIBOR	1M/T	(2,822)	(8)	(2,830)
MS	Worldline SA	EUR	(11,093)	5/17/2021	(0.87)%	(0.40)%	1M EURIBOR	1M/T	428	(2)	426
MS	Worldline SA	EUR	(12,623)	5/17/2021	(0.86)%	(0.40)%	1M EURIBOR	1M/T	541	—	541
MS	Wright Medical Group NV	USD	(69,081)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(1,579)	42	(1,537)
MS	Wynn Resorts Ltd.	USD	(13,499)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	1,359	9	1,368
MS	Wynn Resorts Ltd.	USD	(8,831)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	1,099	6	1,105
MS	Xcel Energy, Inc.	USD	(17,228)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(2,069)	10	(2,059)
MS	XPO Logistics, Inc.	USD	(73,715)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(3,653)	44	(3,609)
MS	Yaskawa Electric Corp.	JPY	(3,100,000)	5/17/2021	(0.49)%	(0.40)%	1M JPY LIBOR	1M/T	2,546	(8)	2,538

See Notes to Schedule of Investments

Consolidated Schedule of Investments Multi-Style Premia Fund^

(Unaudited) (cont’d)

MS	Zalando SE	EUR	(4,734)	5/17/2021	(0.86)%	(0.40)%	1M EURIBOR	1M/T	(592)	(2)	(594)
MS	Zendesk, Inc.	USD	(54,518)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(5,797)	30	(5,767)
MS	Zillow Group, Inc. Class C	USD	(77,725)	5/17/2021	1.03%	(0.65)%	1M USD LIBOR	1M/T	(10,527)	32	(10,495)
MS	Zogenix, Inc.	USD	(29,970)	5/17/2021	1.33%	(0.35)%	1M USD LIBOR	1M/T	(3,197)	17	(3,180)
Total									$(133,246)	$(292)	$(133,538)

(a)	The Fund pays a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and receives the total return on the reference entity.
(b)	Effective rate at January 31, 2020.
(c)	The Fund receives a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and pays the total return on the reference entity.

At January 31, 2020, the Fund had cash collateral of $2,040,000 deposited in segregated accounts for Morgan Stanley Capital Services LLC to cover collateral requirements on over-the-counter derivatives.

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Index
S&P 500 Index	9	$(3,033,261)	$3,120	2/7/2020	$(9,135)
S&P 500 Index	9	(3,033,261)	3,190	2/14/2020	(29,700)
S&P 500 Index	10	(3,370,290)	3,230	2/21/2020	(52,200)
					(91,035)

Options on exchange-traded futures contracts
Short Positions:
Puts
U.S. Treasury Long Bond Future Option	5	(815,850)	155	2/21/2020	(117)
U.S. Treasury Long Bond Future Option	5	(810,950)	160	5/22/2020	(9,297)
					(9,414)
Total options written (premium received $71,409)					$(100,449)

At January 31, 2020, the Fund had $1,750,000 deposited in a segregated account to cover requirements on options written.

The Fund invests in commodity-related instruments through Neuberger Berman Cayman MSP Fund I Ltd. (the “MSP Subsidiary”), which is organized under the laws of the Cayman Islands. Subscription agreements were entered into between the Fund and the MSP Subsidiary with the intent that the Fund will remain the sole shareholder of the MSP Subsidiary. The MSP Subsidiary is governed by its own Board of Directors.

As of January 31, 2020, the value of Fund's investment in the MSP Subsidiary was as follows:

Investment in MSP Subsidiary	Percentage of Net Assets
$104,584	0.7%

See Notes to Schedule of Investments

Consolidated Schedule of Investments Multi-Style Premia Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Japan	$37,105	$1,532,247	$—	$1,569,352
Other Common Stocks(a)	3,937,139	—	—	3,937,139
Total Common Stocks	3,974,244	1,532,247	—	5,506,491
Short-Term Investments	—	6,228,269	—	6,228,269
Total Investments	$3,974,244	$7,760,516	$—	$11,734,760

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2020:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$222,304	$—	$—	$222,304
Liabilities	(286,144)	—	—	(286,144)
Forward Contracts(a)
Assets	—	31,702	—	31,702
Liabilities	—	(164,645)	—	(164,645)
Swaps
Assets	—	775,748	—	775,748
Liabilities	—	(850,178)	—	(850,178)
Options Written
Liabilities	(100,449)	—	—	(100,449)
Total	$(164,289)	$(207,373)	$—	$(371,662)

(a)	Futures and forward contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^ A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Index PutWrite Strategy Fund^

(Unaudited) January 31, 2020

PRINCIPAL AMOUNT			VALUE

U.S. Treasury Obligations 98.1%
		U.S. Treasury Notes
	$24,400,000	1.38%, due 9/15/2020	$24,370,453
	34,800,000	1.50%, due 6/15/2020 – 9/15/2022	34,842,519
	29,400,000	1.63%, due 3/15/2020 – 6/30/2020	29,400,189
	24,200,000	1.75%, due 6/15/2022	24,443,891
	45,500,000	1.88%, due 12/15/2020	45,636,855	(a)
	54,900,000	2.38%, due 3/15/2021 – 3/15/2022	55,717,188
	52,100,000	2.63%, due 6/15/2021 – 12/15/2021	53,107,691	(a)
	24,300,000	2.75%, due 9/15/2021	24,823,969
		Total U.S. Treasury Obligations (Cost $289,817,964)	292,342,755
NUMBER OF SHARES

Short-Term Investments 4.1%
Investment Companies 4.1%
	$12,409,610	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.52%(b) (Cost $12,409,610)	12,409,610	(c)
		Total Investments 102.2% (Cost $302,227,574)	304,752,365
		Liabilities Less Other Assets (2.2)%	(6,683,228)	(d)
		Net Assets 100.0%	$298,069,137

(a)	All or a portion of the security is pledged as collateral for options written.
(b)	Represents 7-day effective yield as of January 31, 2020.
(c)	All or a portion of this security is segregated in connection with obligations for options written with a total value of $12,409,610.
(d)	Includes the impact of the Fund's open positions in derivatives at January 31, 2020.

See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Index PutWrite Strategy Fund^

(Unaudited) (cont’d)

Derivative Instruments

Written option contracts ("options written")

At January 31, 2020, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts

Index

Russell 2000 Index	31	$(5,003,589)	$1,650	2/7/2020	$(118,730)
Russell 2000 Index	5	(807,031)	1,655	2/7/2020	(20,925)
Russell 2000 Index	32	(5,164,995)	1,665	2/7/2020	(160,480)
Russell 2000 Index	13	(2,098,279)	1,675	2/14/2020	(78,130)
Russell 2000 Index	22	(3,550,934)	1,680	2/14/2020	(141,460)
Russell 2000 Index	33	(5,326,401)	1,700	2/14/2020	(272,580)
Russell 2000 Index	68	(10,975,615)	1,660	2/21/2020	(346,800)
Russell 2000 Index	50	(8,070,305)	1,620	2/28/2020	(168,000)
Russell 2000 Index	18	(2,905,310)	1,630	2/28/2020	(68,130)
Russell 2000 Index	5	(807,031)	1,655	2/28/2020	(25,775)
S&P 500 Index	160	(51,608,320)	3,235	2/7/2020	(624,000)
S&P 500 Index	26	(8,386,352)	3,255	2/7/2020	(124,670)
S&P 500 Index	12	(3,870,624)	3,270	2/7/2020	(67,140)
S&P 500 Index	12	(3,870,624)	3,270	2/14/2020	(77,400)
S&P 500 Index	49	(15,805,048)	3,280	2/14/2020	(343,000)
S&P 500 Index	25	(8,063,800)	3,285	2/14/2020	(182,375)
S&P 500 Index	12	(3,870,624)	3,290	2/14/2020	(91,260)
S&P 500 Index	52	(16,772,704)	3,305	2/14/2020	(445,900)
S&P 500 Index	46	(14,837,392)	3,320	2/14/2020	(445,740)
S&P 500 Index	151	(48,705,352)	3,290	2/21/2020	(1,206,490)
S&P 500 Index	9	(2,902,968)	3,310	2/21/2020	(83,565)
S&P 500 Index	30	(9,676,560)	3,320	2/21/2020	(300,300)
S&P 500 Index	11	(3,548,072)	3,325	2/21/2020	(114,290)
S&P 500 Index	164	(52,898,528)	3,240	2/28/2020	(1,026,640)
S&P 500 Index	29	(9,354,008)	3,245	2/28/2020	(187,485)
S&P 500 Index	2	(645,104)	3,250	2/28/2020	(13,330)
S&P 500 Index	2	(645,104)	3,285	2/28/2020	(16,680)
Total options written (premium received $4,355,978)					$(6,751,275)

At January 31, 2020, the Fund had securities pledged in the amount of $77,357,969 to cover collateral requirements for options written.

See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Index PutWrite Strategy Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2020:

Asset Valuation Inputs

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$292,342,755	$—	$292,342,755
Short-Term Investments	—	12,409,610	—	12,409,610
Total Investments	$—	$304,752,365	$—	$304,752,365

The following is a summary, categorized by Level (see Note A), of inputs used to value the Fund's derivatives as of January 31, 2020:

Other Financial Instruments

	Level 1	Level 2	Level 3	Total
Options Written
Liabilities	$(6,751,275)	$—	$—	$(6,751,275)
Total	$(6,751,275)	$—	$—	$(6,751,275)

^ A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

January 31, 2020

Notes to Schedule of Investmentsß (Unaudited)

In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Commodity Strategy Fund, Neuberger Berman Global Allocation Fund, Neuberger Berman Long Short Fund, Neuberger Berman Multi-Asset Income Fund, Neuberger Berman Multi-Style Premia Fund and Neuberger Berman U.S. Equity Index PutWrite Strategy Fund, (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC ("Management") believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments (long and short positions) in equity securities, exchange-traded funds, preferred stocks and units, master limited partnerships, warrants and exchange-traded options purchased and written, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Funds’ investments for long and short positions in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid or offer quotations, respectively, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available (“Other Market Information”).

Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, dealer quotes, conversion premiums, listed bond and preferred stock prices and other market information, which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

ß	Consolidated Notes to Schedule of Investments for Neuberger Berman Multi-Style Premia Fund and Neuberger Berman Commodity Strategy Fund.

Notes to Schedule of Investmentsß (Unaudited) (cont’d)

U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

Emerging Markets Debt and Foreign Government Securities. Inputs used to value emerging markets debt, sovereign debt and quasi-sovereign debt generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.

The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of futures is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of forward contracts is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).

The value of equity swaps, total return swaps and total return basket swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated benchmark interest rate (Level 2 inputs).

Option contracts that are traded over-the-counter are generally valued on the basis of quotations provided by broker-dealers or prices provided by independent pricing services who use a series of techniques including simulated pricing models and/or curve fitting (bootstrapping), which aids in determining the present value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, volatility surfaces, and exchange rates (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Alternative Funds Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

ß	Consolidated Notes to Schedule of Investments for Neuberger Berman Multi-Style Premia Fund and Neuberger Berman Commodity Strategy Fund.

Notes to Schedule of Investmentsß (Unaudited) (cont’d)

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. The Board has approved the use of ICE Data Pricing and Reference Data LLC (“ICE”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time as of which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time as of which a Fund’s share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820: “Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”) (“ASU 2018-13”). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 will require the disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements and the changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 will also require that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 and allows for early adoption of either the entire standard or only the provisions that eliminate or modify the disclosure requirements. Management has elected to adopt early the provisions that eliminate the disclosure requirements. Management is still currently evaluating the impact of applying the rest of the guidance.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

ß	Consolidated Notes to Schedule of Investments for Neuberger Berman Multi-Style Premia Fund and Neuberger Berman Commodity Strategy Fund.

Notes to Schedule of Investmentsß (Unaudited) (cont’d)

Legend

Benchmarks:
EURIBOR		= Euro Interbank Offered Rate
LIBOR		= London Interbank Offered Rate

Currency Abbreviations:
AUD	=	Australian Dollar
BRL	=	Brazilian Real
CAD	=	Canadian Dollar
CHF	=	Swiss Franc
CLP	=	Chilean Peso
CNY(a)	=	Chinese Yuan Renminbi
CZK	=	Czech Koruna
EUR	=	Euro
GBP	=	Pound Sterling
HUF	=	Hungarian Forint
ILS	=	Israeli Shekel
JPY	=	Japanese Yen
KRW	=	South Korean Won
MXN	=	Mexican Peso
NOK	=	Norwegian Krone
NZD	=	New Zealand Dollar
PLN	=	Polish Zloty
RUB	=	Russian Ruble
SEK	=	Swedish Krona
THB	=	Thai Bhat
TRY	=	Turkish Lira
TWD	=	New Taiwan Dollar
USD	=	United States Dollar
ZAR	=	South African Rand

Non-Deliverable Forward Contracts:

BRL	=	Brazilian Real
CLP	=	Chilean Peso
CNY(a)	=	Chinese Yuan Renminbi
KRW	=	South Korean Won
RUB	=	Russian Ruble
TWD	=	New Taiwan Dollar

Counterparties:
CITI	=	Citibank, N.A.
GSI	=	Goldman Sachs International
JPM	=	JPMorgan Chase Bank N.A.
MS	=	Morgan Stanley Capital Services LLC
RBC	=	Royal Bank of Canada
SCB	=	Standard Chartered Bank
SG	=	Societe Generale
SSB	=	State Street Bank and Trust Company

Index Periods/Payment Frequencies:
1M	=	1 Month
3M	=	3 Months
T	=	Termination

(a) There is one official currency held in China, the Chinese Yuan Renminbi. CNY is traded onshore, in mainland China and CNH is traded offshore, mainly in the Hong Kong market. Both trade at two different exchange rates.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

ß	Consolidated Notes to Schedule of Investments for Neuberger Berman Multi-Style Premia Fund and Neuberger Berman Commodity Strategy Fund.